                                              Registration No. 33-53532/811-7300

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 /X/

                         Pre-Effective Amendment No. / /
                         -------------------------------

                       Post-Effective Amendment No. 24 /X/
                       -----------------------------------
                                     and/or
       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 /X/

                              Amendment No. 24 /X/
                              --------------------
                        (Check appropriate box or boxes)

                          Safeco Tax-Exempt Bond Trust
                          ----------------------------
               (Exact Name of Registrant as Specified in Charter)

                    4854 - 154/th/ Place NE, Redmond, WA 98052
                    ------------------------------------------
                (Address of Principal Executive Offices) ZIP Code

                    Registrant's Telephone Number, including
                             Area Code: 425-376-8203
                                        ------------

                      Name and Address of Agent for Service
                      -------------------------------------
                                 Kevin A. Rowell
                             4854 - 154/th/ Place NE
                                Redmond, WA 98052

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective

         immediately upon filing pursuant to paragraph (b)
--------
   X    on October 1, 2003 pursuant to paragraph (b)
--------
         60 days after filing pursuant to paragraph (a)(1)
--------
         on ________________ pursuant to paragraph (a)(1)
--------
         75 days after filing pursuant to paragraph (a)(2)
--------
  ___   on __________ pursuant to paragraph (a)(2) of Rule 485
--------

                                     PART A

    There are no changes to the Investor Class Prospectus dated May 1, 2003, as supplemented June 16, 2003, July 1, 2003, and October 1, 2003

   There are no changes to the Advisor Classes Prospectuses dated May 1, 2003,as supplemented June 16, 2003, July 1, 2003, and October 1, 2003.

[LOGO] Safeco(TM)



Safeco Mutual Funds
Prospectus

                                    [GRAPHIC]




Investor Class


October 1, 2003


AS WITH ALL MUTUAL FUND SHARES, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SHARES OFFERED IN THIS PROSPECTUS OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.



Investor Class


Safeco Large-Cap Value Fund


Safeco Core Equity Fund


Safeco Large-Cap Growth Fund


Safeco Multi-Cap Core Fund


Safeco Small-Cap Value Fund


Safeco Growth Opportunities Fund


Safeco Balanced Fund


Safeco International Stock Fund


Safeco Municipal Bond Fund


Safeco Intermediate-Term Municipal Bond Fund


Safeco California Tax-Free Income Fund


Safeco Intermediate-Term U.S. Government Fund


Safeco Intermediate-Term Bond Fund


Safeco High-Yield Bond Fund


Safeco Money Market Fund


Safeco Tax-Free Money Market Fund



                                                                         527941

Table of Contents


                                                               PAGE
                                                               ----
Stock Funds
Safeco Large-Cap Value Fund (formerly Safeco Dividend Income
  Fund).......................................................   1
Safeco Core Equity Fund (formerly Safeco Equity Fund).........   4
Safeco Large-Cap Growth Fund (formerly Safeco U.S. Growth
  Fund).......................................................   7
Safeco Multi-Cap Core Fund (formerly Safeco Northwest Fund)...  10
Safeco Small-Cap Value Fund (formerly Safeco Small Company
  Value Fund).................................................  13
Safeco Growth Opportunities Fund..............................  16
Safeco Balanced Fund..........................................  19
Safeco International Stock Fund...............................  22

Tax-Exempt Bond Funds
Safeco Municipal Bond Fund....................................  25
Safeco Intermediate-Term Municipal Bond Fund..................  28
Safeco California Tax-Free Income Fund........................  31

Taxable Bond Funds
Safeco Intermediate-Term U.S. Government Fund (formerly Safeco
  U.S. Government Fund).......................................  35
Safeco Intermediate-Term Bond Fund (formerly Safeco Managed
  Bond Fund)..................................................  39
Safeco High-Yield Bond Fund...................................  43

Money Market Funds
Safeco Money Market Fund......................................  46
Safeco Tax-Free Money Market Fund.............................  49

Additional Investment Information
General Investment Risks......................................  53
Management....................................................  53
Financial Highlights..........................................  55
Fund Distributions and Tax Considerations.....................  72
Qualified Retirement Plans and Accounts.......................  73

Your Account
Valuing Your Shares...........................................  75
Opening Your Account..........................................  75
Transacting Business..........................................  76
Purchasing, Redeeming, and Exchanging Shares..................  77
Maintaining Your Account......................................  79

For More Information..........................................  81

Safeco Large-Cap Value Fund (SAFIX)

This Fund seeks long-term growth of capital plus current income.

Principal Investment Strategies


To achieve its objective, under normal circumstances the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity and equity-related securities of companies whose total market capitalization at the time of investment is at least $4 billion.


When evaluating a stock to buy for the Fund, the advisor analyzes various valuation measures such as the ratio of a company's price-to-earnings, price-to-revenues, and price-to-cash flow compared to its historical ratios, industry comparisons, the ratio for the company's competitors, and companies with similar growth rates. The advisor generally seeks companies having:

..  good earnings;

..  good value relative to share price; or

..  attractive growth potential.

The Fund may sell a security if:

.. the company's earnings prospects or other relative-value indicators have deteriorated;

..  the stock price reaches a specific target;

.. changes in market value cause the Fund to hold a larger position in the stock than the advisor wants;

..  other securities present more attractive investment opportunities; or

..  cash is needed to meet shareholder redemptions.

Principal Risks of Investing in the Fund


Loss of money is a risk of investing in the Fund. The value of Fund shares goes up and down with the prices of the securities in which the Fund invests and may decline in value. Stocks selected on the basis of expected future earnings may not perform as expected and could underperform other investments.


At different times, large-capitalization stocks as a group could fall out of favor with the market and may underperform funds that focus on small- or medium-sized capitalization stocks.


During periods of market concern about inflation or deflation, some securities in which the Fund invests may become more volatile or decline in value. There is also an increased risk of default, especially for companies that are highly leveraged.


The Fund may be suitable for you if you want a current income component to your stock investments.

Investing in mutual fund shares is not the same as making a bank deposit. Your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.



SAFECO  MUTUAL  FUNDS                               www.safecoinvestorclass.com

Performance

Looking at how the Fund's annual total return has varied from year to year and how its average annual total returns over a one-, five- and ten-year period compare to an index that measures companies with lower price-to-book ratios and lower forecasted growth values, such as the Russell 1000 Value Index, gives you some idea of the Fund's risks. The Fund's returns in the bar chart and table are net of annual operating expenses. All figures assume reinvestment of dividends and distributions. The Fund's past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. Current performance may be lower or higher than the performance shown.
  Annual Total Returns (Investor Class Shares)

  [CHART]                                                  During the ten-year
                                                           period shown in the
  Year End        Percentage                               bar chart, the
  --------        ----------                               highest quarterly
    '93              12.55                                 return was 14.55%
    '94              -1.09                                 for the quarter
    '95              30.36                                 ended December 31,
    '96              23.99                                 1998; and the lowest
    '97              26.43                                 quarterly return was
    '98               6.31                                 -17.60% for the
    '99               1.17                                 quarter ended
    '00              -6.36                                 September 30, 2002.
    '01              -7.06
    '02             -17.40



Average Annual Total Returns as of December 31, 2002
                                    1 year  5 years 10 years

Safeco Large-Cap Value Fund
Investor Class

Before tax                          -17.40%  -5.01%   5.81%

After tax on distributions          -17.92%  -6.12%   3.67%

After tax on distributions and sale
of Fund shares                      -10.67%  -4.14%   4.05%

Russell 1000 Value Index*           -15.52%   1.16%  10.80%



* The Russell 1000 Value Index, an unmanaged index of value stocks in the Russell 1000 Index of the 1,000 largest-capitalization U.S. stocks, is for reference only, does not mirror the Fund's investments, and reflects no deduction for fees, expenses, or taxes.


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to shareholders who invest in Fund shares through tax-deferred arrangements such as 401(k) plans and Individual Retirement Accounts.

Fees and Expenses

There are fees and expenses you will pay if you purchase and hold shares of the Fund. Shareholder fees are charged directly to your account. The Fund's annual operating expenses are paid from the Fund's assets and therefore you pay them indirectly.



              Fees and Expenses of the Fund (Investor Class)
              ----------------------------------------------------

                  Shareholder Fees
                  (fees paid directly from your account)

                  Redemption fees                             None
                  Wire redemption fee/1/                       $20
                  Annual low balance fee/2/                    $12

                  Annual Fund Operating Expenses
                  (expenses deducted from Fund assets)

                  Management fees                            0.70%
                  12b-1 fees                                  None
                  Other expenses                             0.41%
                  Total annual Fund operating expenses       1.11%
              ---------------------------------------------- -----
                  Less expense reimbursement/3/              0.01%
                  Net annual Fund operating expenses         1.10%



/1/ There is a higher charge for international wire redemptions, which may vary by country or dollar amount.

/2/ A low balance fee is charged once each year in December for accounts with balances under $1,000 in the Fund.

/3/ Safeco Asset Management Company (SAM), the Fund's advisor, has contractually agreed until April 30, 2009, to pay certain Fund operating expenses that exceed the rate of 0.40% per annum of the Fund's average daily net assets. This arrangement includes all Fund operating expenses except management fees, Rule 12b-1 fees, brokerage commissions, taxes, interest, and extraordinary expenses. SAM does not have the right to recapture waived fees or reimbursed expenses under this arrangement.


Example

The following hypothetical example shows what your expenses would be if you invested $10,000 in the Fund for the time periods indicated, assuming you reinvest all Fund distributions, earn a 5% annual return each year, and the Fund's net operating expenses remain the same. Use this example for a general comparison of the cost of investing in the Fund with the cost of investing in other mutual funds. This example is for comparison only and does not represent the Fund's actual expenses and returns, either past or future. Although your actual costs may be higher or lower, costs based on these assumptions would be:



                 1 year 3 years 5 years 10 years

  Investor Class  $112   $350    $606    $1,340


The Safeco Large-Cap Value Fund is co-managed by Rex L. Bentley, CFA, Vice President of Safeco Asset Management Company and Lynette D. Sagvold, CFA, Vice President of Safeco Asset Management Company. Mr. Bentley and Ms. Sagvold have also co-managed the equity portion of the Safeco Balanced Fund since 1996.


SAFECO  MUTUAL  FUNDS                                            1-800-624-5711

Safeco Core Equity Fund (SAFQX)

This Fund seeks long-term growth of capital and reasonable current income.


Principal Investment Strategies


To achieve its objective, under normal circumstances the Fund invests at least 80% of its assets (plus any borrowings for investment purposes) in equity securities and, to a much lesser extent, invests in equity-related securities.


The Fund invests primarily in stocks of larger, established companies that:

..  are proven performers;

..  have predictable earnings growth over a three- to five-year outlook; or

..  have good value relative to earnings prospects.

To a lesser extent, the Fund buys stocks the advisor believes will benefit from a specific short-term earnings catalyst, such as a cost-cutting program or company restructure.

The Fund may sell a stock if:

.. the company's earnings prospects or relative-value indicators have deteriorated;

.. the stock becomes overvalued (prices are high relative to the three-year outlook for earnings);

..  an earnings catalyst is not successful;

..  the stock price reaches a specific target;

.. changes in market value cause the Fund to hold a larger position in the stock than the advisor wants;

..  other companies present more attractive investment opportunities; or

..  cash is needed to meet shareholder redemptions.


Principal Risks of Investing in the Fund


Loss of money is a risk of investing in the Fund. The value of Fund shares goes up and down with the prices of the securities in which the Fund invests and may decline in value. Stocks selected on the basis of expected future earnings may not perform as expected and could underperform other investments.


At different times, large-capitalization stocks as a group could fall out of favor with the market and may underperform funds that focus on small- or medium-sized capitalization stocks.


During periods of market concern about inflation or deflation, some securities in which the Fund invests may become more volatile or decline in value. There is also an increased risk of default, especially for companies that are highly leveraged.


The Fund may be suitable for you if you seek an attractive total return on your investment but are uncomfortable with a more aggressive growth fund.

Investing in mutual fund shares is not the same as making a bank deposit. Your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

Looking at how the Fund's annual total return has varied from year to year and how its average annual total returns over a one-, five- and ten-year period compare to a broad market index, such as the S&P 500 Index, gives you some idea of the Fund's risks.

The Fund's returns in the bar chart and table are net of annual operating expenses. All figures assume reinvestment of dividends and distributions. The Fund's past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. Current performance may be lower or higher than the performance shown.

  Annual Total Returns (Investor Class Shares)

 [CHART]                                                   During the ten-year
                                                           period shown in the
  Year End        Percentage                               bar chart, the
  --------        ----------                               highest quarterly
    '93              30.91                                 return was 18.72%
    '94               9.93                                 for the quarter
    '95              25.26                                 ended December 31,
    '96              25.01                                 1998; and the lowest
    '97              24.21                                 quarterly return was
    '98              24.93                                 -18.37% for the
    '99               9.37                                 quarter ended
    '00             -10.97                                 September 30, 2002.
    '01              -9.72
    '02             -26.33




Average Annual Total Returns as of December 31, 2002
                                    1 year  5 years 10 years

Safeco Core Equity Fund
Investor Class

Before tax                          -26.33%  -4.15%   8.52%

After tax on distributions          -26.58%  -4.95%   6.56%

After tax on distributions and sale
of Fund shares                      -16.16%  -3.24%   6.51%

S&P 500 Index*                      -22.12%  -0.59%   9.33%



* The S&P 500 Index, an unmanaged index of 500 stocks, is for reference only, does not mirror the Fund's investments, and reflects no deduction for fees, expenses, or taxes.


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to shareholders who invest in Fund shares through tax-deferred arrangements such as 401(k) plans and Individual Retirement Accounts.


SAFECO  MUTUAL  FUNDS                                www.safecoinvestorclass.com

Fees and Expenses

There are fees and expenses you will pay if you purchase and hold shares of the Fund. Shareholder fees are charged directly to your account. The Fund's annual operating expenses are paid from the Fund's assets and therefore you pay them indirectly.



              Fees and Expenses of the Fund (Investor Class)
              ----------------------------------------------------

                 Shareholder Fees
                 (fees paid directly from your account)

                 Redemption fees                              None
                 Wire redemption fee/1/                        $20
                 Annual low balance fee/2/                     $12

                 Annual Fund Operating Expenses
                 (expenses deducted from Fund assets)

                 Management fees                             0.66%
                 12b-1 fees                                   None
                 Other expenses                              0.35%
                 Total annual Fund operating expenses/3/     1.01%



/1/ There is a higher charge for international wire redemptions, which may vary by country or dollar amount.

/2/ A low balance fee is charged once each year in December for accounts with balances under $1,000 in the Fund.

/3/ Safeco Asset Management Company (SAM), the Fund's advisor, has contractually agreed until April 30, 2009, to pay certain Fund operating expenses that exceed the rate of 0.40% per annum of the Fund's average daily net assets. This arrangement includes all Fund operating expenses except management fees, Rule 12b-1 fees, brokerage commissions, taxes, interest, and extraordinary expenses. SAM does not have the right to recapture waived fees or reimbursed expenses under this arrangement.


Example

The following hypothetical example shows what your expenses would be if you invested $10,000 in the Fund for the time periods indicated, assuming you reinvest all Fund distributions, earn a 5% annual return each year, and the Fund's net operating expenses remain the same. Use this example for a general comparison of the cost of investing in the Fund with the cost of investing in other mutual funds. This example is for comparison only and does not represent the Fund's actual expenses and returns, either past or future. Although your actual costs may be higher or lower, costs based on these assumptions would be:

                 1 year 3 years 5 years 10 years

  Investor Class  $103   $322    $558    $1,236


The Safeco Core Equity Fund is co-managed by Richard D. Meagley, CFA, Vice President of Safeco Asset Management Company and Darcy MacLaren, CFA, Vice President of Safeco Asset Management Company. Mr. Meagley has managed the Fund since 1995. Ms. MacLaren has been Director of Equity Research at Safeco Asset Management Company since 1994.

Safeco Large-Cap Growth Fund (SUGRX)

This Fund seeks long-term growth of capital.


Principal Investment Strategies


To achieve its objective, under normal circumstances the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity and equity-related securities of companies whose total market capitalization at the time of investment is within the range of market capitalizations of companies included in the Russell 1000 Growth Index.


When evaluating a stock to buy for the Fund, Dresdner RCM Global Investors LLC, the sub-advisor that manages the Fund, considers factors such as:

..  the strength of the company's balance sheet;

..  the quality of the management team;

..  products or services that differentiate the company from its competitors;

..  the company's commitment to research and development; and

..  ongoing new products and services.

The Fund may sell a stock if:

.. any of the above factors or other relative investment-merit indicators have deteriorated;

..  the stock's capacity for growth and capital appreciation diminishes;

..  other companies present more attractive investment opportunities; or

..  cash is needed to meet shareholder redemptions.

The Fund may keep holdings through periodic downturns if it believes the long-term growth prospects for the company are good.

Principal Risks of Investing in the Fund

Loss of money is a risk of investing in the Fund. The value of Fund shares goes up and down with the prices of the securities in which the Fund invests and may decline in value. Stocks selected on the basis of expected future growth may not perform as expected and could underperform other investments.


To the extent that the Fund invests in certain sectors such as technology and healthcare, the value of the Fund's shares may be particularly vulnerable to market and economic factors affecting companies in those sectors.


At different times, large-capitalization stocks as a group could fall out of favor with the market and may underperform funds that focus on small- or medium-sized capitalization stocks.


During periods of market concern about inflation or deflation, some securities in which the Fund invests may become more volatile or decline in value. There is also an increased risk of default, especially for companies that are highly leveraged.


Investment returns may vary, sometimes significantly, from the overall stock market. Since growth funds are generally more aggressive than other types of mutual funds, you should invest in the Fund only if you are prepared to withstand market fluctuations and variable investment returns over a period of several years.

Investing in mutual fund shares is not the same as making a bank deposit. Your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

SAFECO  MUTUAL  FUNDS                                            1-800-624-5711

Performance

Looking at the Fund's annual total return and how its average annual total returns over a one-year period and since inception of the Fund compare to an unmanaged index of large capitalization growth stocks, such as the Russell 1000 Growth Index, an unmanaged index of growth stocks in the Russell 1000 Index gives you some idea of the Fund's risks. The

Fund's returns in the bar chart and table are net of annual operating expenses. All figures assume reinvestment of dividends and distributions. The Fund's past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. Current performance may be lower or higher than the performance shown.

  Annual Total Returns (Investor Class Shares)

  [CHART]                                                  Since the Fund's
                                                           inception in 2001,
  Year End     Percentage                                  the highest
  --------     ----------                                  quarterly return was
    '93                                                    6.39% for the
    '94                                                    quarter ended
    '95                                                    December 31, 2002;
    '96                                                    and the lowest
    '97                                                    quarterly return was
    '98                                                    -16.72% for the
    '99                                                    quarter ended June
    '00                                                    30, 2002.
    '01
    '02          -26.95




Average Annual Total Returns as of December 31, 2002
                                                           Life of
                                                   1 year   Fund*

Safeco Large-Cap Growth Fund
Investor Class

Before tax                                         -26.95% -19.42%

After tax on distributions                         -27.07% -19.53%

After tax on distributions and sale of Fund shares -16.54% -15.53%

Russell 1000 Growth Index**                        -27.88% -18.38%



*  Fund inception date is October 31, 2001.

** The Russell 1000 Growth Index, an unmanaged index of growth stocks in the Russell 1000 Index of the 1,000 largest-capitalization U.S. stocks, is for reference only, does not mirror the Fund's investments, and reflects no deduction for fees, expenses, or taxes.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to shareholders who invest in Fund shares through tax-deferred arrangements such as 401(k) plans and Individual Retirement Accounts.

Fees and Expenses

There are fees and expenses you will pay if you purchase and hold shares of the Fund. Shareholder fees are charged directly to your account. The Fund's annual operating expenses are deducted from the Fund's assets and therefore you pay them indirectly.



              Fees and Expenses of the Fund (Investor Class)
              ----------------------------------------------------

                 Shareholder Fees
                 (fees paid directly from your account)

                 Redemption fees                              None
                 Wire redemption fee/1/                        $20
                 Annual low balance fee/2/                     $12

                 Annual Fund Operating Expenses
                 (expenses deducted from Fund assets)

                 Management fees                             0.80%
                 12b-1 fees                                   None
                 Other expenses/3/                           2.71%
                 Total annual Fund operating expenses/3/     3.51%



/1/ There is a higher charge for international wire redemptions, which may vary by country or dollar amount.

/2/ A low balance fee is charged once each year in December for accounts with balances under $1,000 in the Fund.

/3/ Beginning October 31, 2001 (commencement of operations) through December
    31, 2003, Safeco Asset Management Company (SAM), the Fund's advisor, voluntarily reimburses the Fund for certain operating expenses that exceed the rate of .60% per annum of the Fund's average daily net assets. This voluntary expense reimbursement includes all Fund operating expenses except management fees, Rule 12b-1 fees, brokerage commissions, taxes, interest, and extraordinary expenses. After this voluntary expense reimbursement, the total annual Fund operating expenses would be 1.40%. As of June 26, 2003, SAM additionally began voluntarily reimbursing the Fund to the extent that its total expenses exceed the rate of 1.15% per annum of the Fund's average daily net assets. SAM does not have the right to recapture waived fees or reimbursed expenses under either of these arrangements.


Example

The following hypothetical example shows what your expenses would be if you invested $10,000 in the Fund for the time periods indicated, assuming you reinvest all Fund distributions, earn a 5% annual return each year, and the Fund's operating expenses remain the same. Use this example for a general comparison of the cost of investing in the Fund with the cost of investing in other mutual funds. This example is for comparison only and does not represent the Fund's actual expenses and returns, either past or future. Although your actual costs may be higher or lower, costs based on these assumptions would be:


                    1 year 3 years 5 years 10 years

  Investor Class/1/  $354  $1,077  $1,822   $3,783


/1/ With voluntary reimbursement, the net costs for one, three, five, and ten years would be $117, $365, $633, and $1,398, respectively.



Safeco Asset Management Company is the investment advisor to the Safeco Large-Cap Growth Fund. Dresdner RCM Global Investors LLC ("sub-advisor"), is the investment sub-advisor to the Fund and is responsible for the day-to-day management of the Fund. Seth A. Reicher, CFA and Peter A. Goetz, CFA are primarily responsible for the day-to-day management of the Fund's portfolio. Mr. Reicher is a Managing Director of the sub-advisor, which he has been associated with since 1993. Mr. Goetz is a Director of the sub-advisor, which he has been associated with since 1999. Prior to 1999, Mr. Goetz worked at Jurika & Voyles, where he was Vice President and Portfolio Manager for three years. Mr. Reicher and Mr. Goetz also manage or co-manage other accounts of the sub-advisor or its clients.


SAFECO  MUTUAL  FUNDS                               www.safecoinvestorclass.com

Safeco Multi-Cap Core Fund (SFNWX)

This Fund seeks long-term growth of capital.


Principal Investment Strategies

To achieve its objective, under normal circumstances the Fund invests in a blend of growth and value-oriented stocks of companies of any size. Currently, the Fund has a significant percentage of its assets in stocks of Northwest companies although this regional emphasis will decline over the next several months.


Northwest companies have business located in, focused on, or significantly affecting the states of Alaska, Idaho, Montana, Oregon, or Washington or the Canadian province of British Columbia. This may include companies:



.. that are organized or incorporated under the laws of one of the Northwest states or the province of British Columbia;



.. that have their principal executive offices or significant facilities in the region;



.. whose revenues or profits from goods produced or sold, investments made, or services performed in the region during their most recent fiscal year accounted for 50% or more of their overall revenues or profits;



.. having at least 50% of their assets or at least 50% of their employees in the region; or



.. that number among the top twenty-five employers in any of the Northwest states or the province of British Columbia.


When evaluating a stock to buy for the Fund, the advisor looks for companies with:

..  faster earnings growth than their competitors;

..  low price-to-earnings ratios when compared to competitors;

..  a share price that represents good value; or

..  potential for long-term appreciation.

The Fund may invest in index futures as a cash management technique in order to keep fully invested.

The Fund may sell a stock if:

.. any of the above factors or other indicators of relative investment merit have deteriorated;

..  the stock price reaches a specific target;

..  the stock becomes overvalued compared to other stocks in the industry;

.. changes in market value cause the Fund to hold a larger position in the stock than the advisor wants;

.. other stocks present more attractive investment opportunities; or .. cash is needed to meet shareholder redemptions.

Principal Risks of Investing in the Fund


Loss of money is a risk of investing in the Fund. The value of Fund shares goes up and down with the prices of the securities in which the Fund invests and may decline in value. Stocks selected on the basis of expected future earnings may not perform as expected and could underperform other investments. Stocks of small- and medium-sized companies may be more volatile and less liquid than the general market.



The Fund currently carries special risks due to its geographic concentration including sensitivity to fluctuations in the regional economy. The value of the Fund's assets invested in Northwest companies may be particularly vulnerable to factors affecting technology industries including rapid obsolescence of products and services, short product cycles, and aggressive pricing. These risks are expected to diminish as the geographic concentration decreases.





In a down market, higher risk securities such as small-capitalization stocks or futures could become harder to value or sell at a fair price. These situations may result in less than expected income and/or lower price per share.



During periods of market concern about inflation or deflation, some securities in which the Fund invests may become more volatile or decline in value. There is also an increased risk of default, especially for companies that are highly leveraged.

The Fund may be suitable for you if you seek long-term growth and are prepared to withstand market fluctuations and variable investment returns over a period of several years.

Investing in mutual fund shares is not the same as making a bank deposit. Your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

Looking at how the Fund's annual total return has varied from year to year and how its average annual total returns over a one-, five- and ten-year period compare to a broad market index such as the Russell 3000 Index or the S&P 500 Index gives you some idea of the Fund's risks. In the future, the prospectus will not compare the Fund's performance to the S&P 500 Index since the Russell 3000 Index provides a more comprehensive blend of small- and mid-sized companies in addition to the large-cap companies generally found in the S&P 500 Index. The Fund's returns in the bar chart and table are net of annual operating expenses. All figures assume reinvestment of dividends and distributions. The Fund's past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. Current performance may be lower or higher than the performance shown.
  Annual Total Returns (Investor Class Shares)

  [CHART]                                                  During the ten-year
                                                           period shown in the
  Year End        Percentage                               bar chart, the
  --------        ----------                               highest quarterly
    '93               1.03                                 return was 34.90%
    '94              -1.55                                 for the quarter
    '95              20.17                                 ended December 31,
    '96              15.04                                 1999; and the lowest
    '97              31.12                                 quarterly return was
    '98               3.50                                 -21.03% for the
    '99              54.25                                 quarter ended
    '00             -16.11                                 September 30, 2001.
    '01             -11.25
    '02             -24.13






Average Annual Total Returns as of December 31, 2002
                                    1 year  5 years 10 years

Safeco Multi-Cap Core Fund
Investor Class

Before tax                          -24.13%  -2.05%   4.98%

After tax on distributions          -24.13%  -2.48%   3.97%

After tax on distributions and sale
of Fund shares                      -14.81%  -1.56%   3.88%

Russell 3000 Index*                 -21.54%  -0.71%   6.95%

S&P 500 Index*                      -22.12%  -0.59%   9.33%


* The Russell 3000 Index, an unmanaged index of the 3,000 largest U.S. companies based on market capitalization and the S&P 500 Index, an unmanaged index of 500 stocks, are for reference only, do not mirror the Fund's investments, and reflect no deduction for fees, expenses, or taxes.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to shareholders who invest in Fund shares through tax-deferred arrangements such as 401(k) plans and Individual Retirement Accounts.

SAFECO  MUTUAL  FUNDS                                            1-800-624-5711

Fees and Expenses


There are fees and expenses you will pay if you purchase, hold, or redeem shares of the Fund. Shareholder fees are charged directly to your account. The Fund's annual operating expenses are paid from the Fund's assets and therefore you pay them indirectly.




      Fees and Expenses of the Fund (Investor Class)
      -------------------------------------------------------------------

      Shareholder Fees
      (fees paid directly from your account)

      Redemption fees for shares held less than 90 days in the Fund 2.00%
      Wire redemption fee/1/                                          $20
      Annual low balance fee/2/                                       $12

      Annual Fund Operating Expenses
      (expenses deducted from Fund assets)

      Management fees                                               0.70%
      12b-1 fees                                                     None
      Other expenses                                                0.54%
      Total annual Fund operating expenses                          1.24%
      ------------------------------------------------------------- -----
      Less expense reimbursement/3/                                 0.14%
      Net annual Fund operating expenses                            1.10%



/1/ There is a higher charge for international wire redemptions, which may vary by country or dollar amount.

/2/ A low balance fee is charged once each year in December for accounts with balances under $1,000 in the Fund.

/3/ Safeco Asset Management Company (SAM), the Fund's advisor, has contractually agreed until April 30, 2009, to pay certain Fund operating expenses that exceed the rate of 0.40% per annum of the Fund's average daily net assets. This arrangement includes all Fund operating expenses except management fees, Rule 12b-1 fees, brokerage commissions, taxes, interest, and extraordinary expenses. SAM does not have the right to recapture waived fees or reimbursed expenses under this arrangement.


Example

The following hypothetical example shows what your expenses would be if you invested $10,000 in the Fund for the time periods indicated, assuming you reinvest all Fund distributions, earn a 5% annual return each year, and the Fund's net operating expenses remain the same. Use this example for a general comparison of the cost of investing in the Fund with the cost of investing in other mutual funds. This example is for comparison only and does not represent the Fund's actual expenses and returns, either past or future. Although your actual costs may be higher or lower, costs based on these assumptions would be:

                 1 year 3 years 5 years 10 years

  Investor Class  $112   $350    $606    $1,340


The Safeco Multi-Cap Core Fund is co-managed by Bill Whitlow, CFA, Vice President of Safeco Asset Management Company and Brian Clancy, CFA, Equity Analyst at Safeco Asset Management Company. Mr. Whitlow has been a manager of the Fund since 1997. Mr. Clancy has been associated with Safeco Asset Management Company as an investment professional since 1996.

Safeco Small-Cap Value Fund (SFSCX)

This Fund seeks long-term growth of capital through investing primarily in small-sized companies.


Principal Investment Strategies


To achieve its objective, under normal circumstances the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity and equity-related securities of companies with total market capitalization at the time of investment of less than $1.5 billion.


When evaluating a stock to buy for the Fund, the advisor looks for companies having one or more of the following characteristics:

..  long-term potential for above-average or improving earnings growth;

..  involvement in new or innovative products or services; or

.. a share price that represents good relative value as determined by price-to-earnings ratio or other commonly used valuation measures.

The Fund may sell a stock if:

.. the company's earnings prospects or other relative-value indicators have deteriorated;

..  the stock price reaches a specific target;

.. changes in market value cause the Fund to hold a larger position in the stock than the advisor wants;

..  other companies present more attractive investment opportunities; or

..  cash is needed to meet shareholder redemptions.

Principal Risks of Investing in the Fund


Loss of money is a risk of investing in the Fund. The value of Fund shares goes up and down with the prices of the securities in which the Fund invests and may decline in value. Stocks selected on the basis of expected future earnings may not perform as expected and could underperform other investments.



Stocks of smaller or newly formed companies are more volatile than stocks of larger companies. Many smaller companies have limited product lines, markets, capital, and managerial resources which make them more vulnerable to isolated business setbacks than larger companies. Lower trading volumes may reduce liquidity and make it harder to sell securities at a fair price.



During periods of market concern about inflation or deflation, some securities in which the Fund invests may become more volatile or decline in value. There is also an increased risk of default, especially for companies that are highly leveraged.


At different times value stocks may fall out of favor with investors, depending on market and other conditions, and the Fund may perform better or worse than funds that focus on growth stocks or that have a broader investment style. In addition, although value investing may provide some protection from stock market declines, even the shares of comparatively undervalued companies typically fall in price during broad market declines.

Because small company stocks can be quite volatile, you should invest in the Fund only if you can withstand wide fluctuations in share price and investment returns that may vary significantly from the overall market over a long period of time.

Investing in mutual fund shares is not the same as making a bank deposit. Your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

SAFECO  MUTUAL  FUNDS                               www.safecoinvestorclass.com

Performance

Looking at how the Fund's annual total return has varied from year to year and how its average annual total returns over a one- and five-year period and since inception of the Fund compare to an unmanaged index of small capitalization stocks with lower price-to-book ratios and lower forecasted growth values, such as the Russell 2000 Value Index, gives you some idea of the Fund's risks. The Fund's returns in the bar chart and table are net of annual operating expenses. All figures assume reinvestment of dividends and distributions. The Fund's past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. Current performance may be lower or higher than the performance shown.

  Annual Total Returns (Investor Class Shares)

  [CHART]                                                  Since the Fund's
                                                           inception in 1996,
  Year End     Percentage                                  the highest
  --------     ----------                                  quarterly return was
    '93                                                    27.05% for the
    '94                                                    quarter ended
    '95                                                    December 31, 1999;
    '96                                                    and the lowest
    '97           23.38                                    quarterly return
    '98          -21.57                                    was -33.97% for the
    '99           14.07                                    quarter ended
    '00           -7.54                                    September 30, 1998.
    '01           18.20
    '02           -3.76





Average Annual Total Returns as of December 31, 2002
                                                    Life of
                                    1 year  5 years  Fund*

Safeco Small-Cap Value Fund
Investor Class

Before tax                           -3.76%  -1.21%  5.53%

After tax on distributions           -3.90%  -1.31%  5.08%

After tax on distributions and sale
of Fund shares                       -2.31%  -1.01%  4.36%

Russell 2000 Value Index**          -11.42%   2.71%  9.01%


*  Fund inception date is January 31, 1996.
** The Russell 2000 Value Index, an unmanaged index of value stocks in the Russell 2000 Index of small-capitalization U.S. stocks, is for reference only, does not mirror the Fund's investments, and reflects no deduction for fees, expenses, or taxes.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to shareholders who invest in Fund shares through tax-deferred arrangements such as 401(k) plans and Individual Retirement Accounts.

Fees and Expenses

There are fees and expenses you will pay if you purchase, hold, or redeem shares of the Fund. Shareholder fees are charged directly to your account. The Fund's annual operating expenses are paid from the Fund's assets and therefore you pay them indirectly.



      Fees and Expenses of the Fund (Investor Class)
      -------------------------------------------------------------------

      Shareholder Fees
      (fees paid directly from your account)

      Redemption fees for shares held less than 90 days in the Fund 2.00%
      Wire redemption fee/1/                                          $20
      Annual low balance fee/2/                                       $12

      Annual Fund Operating Expenses
      (expenses deducted from Fund assets)

      Management fees                                               0.75%
      12b-1 fees                                                     None
      Other expenses                                                0.67%
      Total annual Fund operating expenses                          1.42%
      ------------------------------------------------------------- -----
      Less expense reimbursement/3/                                 0.27%
      Net annual Fund operating expenses                            1.15%



/1/ There is a higher charge for international wire redemptions, which may vary by country or dollar amount.

/2/ A low balance fee is charged once each year in December for accounts with balances under $1,000 in the Fund.

/3/ Safeco Asset Management Company (SAM), the Fund's advisor, has contractually agreed until April 30, 2009, to pay certain Fund operating expenses that exceed the rate of 0.40% per annum of the Fund's average daily net assets. This arrangement includes all Fund operating expenses except management fees, Rule 12b-1 fees, brokerage commissions, taxes, interest, and extraordinary expenses. SAM does not have the right to recapture waived fees or reimbursed expenses under this arrangement.


Example

The following hypothetical example shows what your expenses would be if you invested $10,000 in the Fund for the time periods indicated, assuming you reinvest all Fund distributions, earn a 5% annual return each year, and the Fund's net operating expenses remain the same. Use this example for a general comparison of the cost of investing in the Fund with the cost of investing in other mutual funds. This example is for comparison only and does not represent the Fund's actual expenses and returns, either past or future. Although your actual costs may be higher or lower, costs based on these assumptions would be:

                 1 year 3 years 5 years 10 years

  Investor Class  $117   $365    $633    $1,398


The Safeco Small-Cap Value Fund is managed by Greg Eisen, CFA, Assistant Vice President of Safeco Asset Management Company. Mr. Eisen has managed the Fund since its inception in 1996.


SAFECO  MUTUAL  FUNDS                                            1-800-624-5711

Safeco Growth Opportunities Fund (SAFGX)
This Fund seeks growth of capital.


Principal Investment Strategies

To achieve its objective, under normal circumstances the Fund invests most of its assets in common stocks of companies the advisor considers to be reasonably priced or undervalued, with above average growth potential. When evaluating a stock to buy for the Fund, the advisor considers factors such as:

..  the strength of the company's balance sheet;

..  the quality of the management team;

..  the rate at which the company's earnings are projected to grow; or

.. whether the company's stock may be trading at a discount relative to its industry peers or the overall market.

The Fund may sell a stock if:

.. any of the above factors or other relative-value indicators have deteriorated;

.. the stock becomes overvalued, for example, as a result of overly optimistic earnings forecasts;

..  the stock price reaches a specific target;

.. changes in market value cause the Fund to hold a larger position in the stock than the advisor wants;

..  other companies present more attractive investment opportunities; or

..  cash is needed to meet shareholder redemptions.

The Fund may keep holdings through periodic downturns if the advisor believes that the long-term growth prospects for the company are good.

Principal Risks of Investing in the Fund


Loss of money is a risk of investing in the Fund. The value of Fund shares goes up and down with the prices of the securities in which the Fund invests and may decline in value. Stocks selected on the basis of expected future earnings may not perform as expected and could underperform other investments. Many companies that meet the advisor's criteria for growth are small in size and may be more volatile than stocks of larger, more established companies. This means that the Fund's shares may be subject to more frequent and more significant changes in value than the stock market in general. Because the Fund may own a significant number of the outstanding shares of small companies that the advisor has strong convictions about, those shares may be more difficult for the Fund to sell at a good price in a market downturn.



During periods of market concern about inflation or deflation, some securities in which the Fund invests may become more volatile or decline in value. There is also an increased risk of default, especially for companies that are highly leveraged.


Investment returns may vary, sometimes significantly, from the overall stock market. Due to the aggressive investment strategy of this Fund, you should invest in it only if you are prepared to withstand market fluctuations and variable investment returns over a period of several years.

Investing in mutual fund shares is not the same as making a bank deposit. Your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

Looking at how the Fund's annual total return has varied from year to year and how its average annual total returns over a one-, five- and ten-year period compare to an unmanaged index representative of small capitalization stocks, such as the Russell 2000 Index, gives you some idea of the Fund's risks.

The Fund's returns in the bar chart and table are net of annual operating expenses. All figures assume reinvestment of dividends and distributions. The Fund's past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. Current performance may be lower or higher than the performance shown.
  Returns (Investor Class Shares)

  [CHART]                                                  During the ten-year
                                                           period shown in the
  Year End        Percentage                               bar chart, the
  --------        ----------                               highest quarterly
    '93              22.19                                 return was 34.46%
    '94              -1.62                                 for the quarter
    '95              26.10                                 ended June 30, 2001;
    '96              22.90                                 and the lowest
    '97              49.96                                 quarterly return was
    '98               4.37                                 -26.84% for the
    '99               2.64                                 quarter ended
    '00              -4.16                                 September 30, 2002.
    '01              22.03
    '02             -36.92



Average Annual Total Returns as of December 31, 2002
                                    1 year  5 years 10 years

Safeco Growth Opportunities Fund
Investor Class

Before tax                          -36.92%  -4.60%   8.24%

After tax on distributions          -36.92%  -4.78%   5.86%

After tax on distributions and sale
of Fund shares                      -22.67%  -3.64%   5.87%

Russell 2000 Index*                 -20.48%  -1.36%   7.16%

* The Russell 2000 Index, an unmanaged index of 2,000 small capitalization U.S. stocks, is for reference only, does not mirror the Fund's investments, and reflects no deduction for fees, expenses, or taxes.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to shareholders who invest in Fund shares through tax-deferred arrangements such as 401(k) plans and Individual Retirement Accounts.

SAFECO  MUTUAL  FUNDS                               www.safecoinvestorclass.com

Fees and Expenses

There are fees and expenses you will pay if you purchase, hold, or redeem shares of the Fund. Shareholder fees are charged directly to your account. The Fund's annual operating expenses are deducted from the Fund's assets and therefore you pay them indirectly.



      Fees and Expenses of the Fund (Investor Class)
      -------------------------------------------------------------------

      Shareholder Fees
      (fees paid directly from your account)

      Redemption fees for shares held less than 90 days in the Fund 2.00%
      Wire redemption fee/1/                                          $20
      Annual low balance fee/2/                                       $12

      Annual Fund Operating Expenses
      (expenses deducted from Fund assets)

      Management fees                                               0.67%
      12b-1 fees                                                     None
      Other expenses                                                0.42%
      Total annual Fund operating expenses                          1.09%
      ------------------------------------------------------------- -----
      Less expense reimbursement/3/                                 0.01%
      Net annual Fund operating expenses                            1.08%



/1/ There is a higher charge for international wire redemptions, which may vary by country or dollar amount.

/2/ A low balance fee is charged once each year in December for accounts with balances under $1,000 in the Fund.

/3/ Safeco Asset Management Company (SAM), the Fund's advisor, has contractually agreed until April 30, 2009, to pay certain Fund operating expenses that exceed the rate of 0.40% per annum of the Fund's average daily net assets. This arrangement includes all Fund operating expenses except the Fund's management fees, Rule 12b-1 fees, brokerage commissions, taxes, interest, and extraordinary expenses. SAM does not have the right to recapture waived fees or reimbursed expenses under this arrangement.


Example

The following hypothetical example shows what your expenses would be if you invested $10,000 in the Fund for the time periods indicated, assuming you reinvest all Fund distributions, earn a 5% annual return each year, and the Fund's net operating expenses remain the same. Use this example for a general comparison of the cost of investing in the Fund with the cost of investing in other mutual funds. This example is for comparison only and does not represent the Fund's actual expenses and returns, either past or future. Although your actual costs may be higher or lower, costs based on these assumptions would be:

                 1 year 3 years 5 years 10 years

  Investor Class  $110   $343    $595    $1,317

The Safeco Growth Opportunities Fund is co-managed by Jeffrey Schwartz, CFA, Vice President of Safeco Asset Management Company and Bill Whitlow, CFA, Vice President of Safeco Asset Management Company. Prior to joining Safeco Asset Management Company, from 2001 to 2003 Mr. Schwartz was founder of Nantucket Investment Research, LLC, in Farmington Hills, Michigan and was a private investor and conducted independent investment research. From 1992 to 2001, Mr. Schwartz was at Munder Capital Management, most recently as a Senior Portfolio Manager and Principal, co-manager of the Munder MicroCap Equity Fund and the Munder Small Company Focus Style separate accounts, and on the management team of the Munder Small Company Growth Fund. Mr. Whitlow was a team manager for the Fund starting in 2003 and has managed or co-managed other Safeco Funds since 1997.

Safeco Balanced Fund (SAFBX)


This Fund seeks growth and income consistent with the preservation of capital.



Principal Investment Strategies


To achieve its objective, under normal circumstances the Fund invests from 50% to 70% of its assets in common stocks and at least 25% of its assets in debt securities, up to 10% of which may be below investment grade securities (also known as "junk" or "high risk" bonds).


When evaluating a stock to buy for the Fund, the advisor looks for companies having one or more of the following characteristics:

.. undervalued stock price as measured by price-to-earnings ratios and dividend potential relative to comparable companies;

.. potential to beat the S&P 500 Index averages for risk adjusted returns over the next three- to five-year outlook; and

..  good long-term growth potential.

When evaluating a debt security to buy for the Fund, the advisor considers factors such as:

..  the issuer's creditworthiness;

..  the sensitivity of the security to changes in interest rates; and

.. the level to which that market sector is already represented in the Fund's assets.


The dollar-weighted average maturity of the debt securities in the Fund is generally between three and ten years.



The advisor may use the rating services provided by Moody's, S&P, or Fitch. Bond ratings indicate an issuer's financial strength and ability to meet its debt obligations. The advisor determines a comparable rating for unrated bonds.


The Fund may sell a security if:

.. the company's growth prospects or other relative-value indicators have deteriorated;

..  the stock price reaches a specific target;

..  the advisor is concerned about an issuer's creditworthiness;

..  a debt security becomes fully valued;


.. changes in market value cause the Fund to hold a larger position in the stock than the advisor wants;


..  there are other more attractive investment opportunities available; or

..  cash is needed to meet shareholder redemptions.

Principal Risks of Investing in the Fund


Loss of money is a risk of investing in the Fund. The value of Fund shares goes up and down with the prices of the securities in which the Fund invests and may decline in value. Debt securities (except for those issued by or guaranteed by the U.S. government), may be affected by changes in the financial strength of the issuer or changes in interest rates. While falling interest rates generally increase the value of debt securities, rising interest rates can cause the value of debt securities to fall. Changes in price generally will be greater the longer the maturity of the debt security. Although debt securities in the top four rating categories are considered to be "investment grade," Moody's and others consider bonds rated "Baa" to have speculative characteristics and may have a greater risk of default. Below investment-grade debt securities generally have greater volatility, reduced liquidity, and a much higher risk of repayment default. Any bonds held by the Fund could be downgraded in credit quality or go into default.



During periods of market concern about inflation or deflation, some securities in which the Fund invests may become more volatile or decline in value. There is also an increased risk of default, especially for companies that are highly leveraged.


The Fund may be suitable for you if you are concerned about preservation of capital and want exposure to equity and debt securities in a single investment.

Investing in mutual fund shares is not the same as making a bank deposit. Your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

SAFECO  MUTUAL  FUNDS                                            1-800-624-5711

Performance

Looking at how the Fund's annual total return has varied from year to year and how its average annual total returns over a one- and five-year period and since inception of the Fund compare to a broad index of stock performance, such as the S&P 500 Index and to a composite index that blends the performance of companies with lower price-to-book ratios and lower forecasted growth values with performance of government and corporate debt securities, mortgage-backed securities and asset-backed securities such as the Composite Russell 1000 Value/Lehman Brothers Aggregate Bond Index, gives you some idea of the Fund's risks. The Fund's returns in the bar chart and table are net of annual operating expenses. All figures assume reinvestment of dividends and distributions. The Fund's past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. Current performance may be lower or higher than the performance shown.

  Annual Total Returns (Investor Class Shares)

  [CHART]                                                  Since the Fund's
                                                           inception in 1996,
  Year End     Percentage                                  the highest
  --------     ----------                                  quarterly return was
    '93                                                    10.17% for the
    '94                                                    quarter ended
    '95                                                    December 31, 1998;
    '96                                                    and the lowest
    '97           16.64                                    quarterly return was
    '98           12.56                                    -10.14% for the
    '99            1.05                                    quarter ended
    '00            5.09                                    September 30, 2002.
    '01           -0.29
    '02           -8.74





Average Annual Total Returns as of December 31, 2002
                                                    Life of
                                    1 year  5 years  Fund*

Safeco Balanced Fund
Investor Class

Before tax                           -8.74%   1.70%  5.13%

After tax on distributions           -9.76%   0.29%  3.53%

After tax on distributions and sale
of Fund shares                       -5.36%   0.78%  3.50%

S&P 500 Index**                     -22.12%  -0.59%  6.43%

Composite Russell 1000 Value/Lehman
Brothers Aggregate Bond Index**      -5.21%   3.71%  7.62%

*  Fund inception date is January 31, 1996.
** The S&P 500 Index, an unmanaged index of 500 stocks, and the Composite
   Index, a 60/40 combination of the Russell 1000 Value Index and the Lehman Brothers Aggregate Bond Index, are for reference only, do not mirror the Fund's investments, and reflect no deduction for fees, expenses, or taxes.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to shareholders who invest in Fund shares through tax-deferred arrangements such as 401(k) plans and Individual Retirement Accounts.

Fees and Expenses

There are fees and expenses you will pay if you purchase and hold shares of the Fund. Shareholder fees are charged directly to your account. The Fund's annual operating expenses are paid from the Fund's assets and therefore you pay them indirectly.



              Fees and Expenses of the Fund (Investor Class)
              ----------------------------------------------------

                  Shareholder Fees
                  (fees paid directly from your account)

                  Redemption fees                             None
                  Wire redemption fee/1/                       $20
                  Annual low balance fee/2/                    $12

                  Annual Fund Operating Expenses
                  (expenses deducted from Fund assets)

                  Management fees                            0.70%
                  12b-1 fees                                  None
                  Other expenses                             0.77%
                  Total annual Fund operating expenses       1.47%
              ---------------------------------------------- -----
                  Less expense reimbursement/3/              0.37%
                  Net annual Fund operating expenses         1.10%



/1/ There is a higher charge for international wire redemptions, which may vary by country or dollar amount.

/2/ A low balance fee is charged once each year in December for accounts with balances under $1,000 in the Fund.

/3/ Safeco Asset Management Company (SAM), the Fund's advisor, has contractually agreed until April 30, 2009, to pay certain Fund operating expenses that exceed the rate of 0.40% per annum of the Fund's average daily net assets. This arrangement includes all Fund operating expenses except management fees, Rule 12b-1 fees, brokerage commissions, taxes, interest, and extraordinary expenses. SAM does not have the right to recapture waived fees or reimbursed expenses under this arrangement.


Example

The following hypothetical example shows what your expenses would be if you invested $10,000 in the Fund for the time periods indicated, assuming you reinvest all Fund distributions, earn a 5% annual return each year, and the Fund's net operating expenses remain the same. Use this example for a general comparison of the cost of investing in the Fund with the cost of investing in other mutual funds. This example is for comparison only and does not represent the Fund's actual expenses and returns, either past or future. Although your actual costs may be higher or lower, costs based on these assumptions would be:

                                1 year 3 years 5 years 10 years

                 Investor Class  $112   $350    $606    $1,340


The Safeco Balanced Fund is managed by three individuals. The equity portion is co-managed by Rex L. Bentley, CFA, Vice President of Safeco Asset Management Company and Lynette D. Sagvold, CFA, Vice President of Safeco Asset Management Company. Mr. Bentley and Ms. Sagvold have co-managed the Fund since 1996 and also co-manage the Safeco Large-Cap Value Fund.



The debt security portion is managed by Michael Hughes, CFA, Vice President of Safeco Asset Management Company. Mr. Hughes has co-managed the Fund since 1997 and also manages other Safeco Funds.


SAFECO  MUTUAL  FUNDS                               www.safecoinvestorclass.com

Safeco International Stock Fund (SFISX)

This Fund seeks maximum long-term total return (capital appreciation and income) by investing primarily in common stocks of established non-U.S. companies.

Principal Investment Strategies

To achieve its objective, under normal circumstances the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in stocks and at least 65% of its assets in securities issued by companies domiciled in countries other than the United States.

When evaluating a stock to buy for the Fund, Bank of Ireland Asset Management (U.S.) Limited, the sub-advisor that manages the Fund, focuses on companies that:

..  appear undervalued;

.. have low price-to-earnings ratios when compared to their historic ratios, to competitors, or to companies with similar growth records; and

..  are liquid and readily traded on established foreign exchanges.

To reduce the risks associated with fluctuations in foreign currency values, security prices, and interest rates, the Fund may invest in:

.. futures contracts, which enable the Fund to buy or sell a financial investment at a particular price on a stated future date;

.. options, which give the Fund the right to buy, in the case of a call, or the right to sell, in the case of a put, the underlying security at a particular price for a specified period of time; and

.. forward contracts, such as forward foreign currency exchange contracts, which enable the Fund to "lock in" the U.S. dollar price of a security position or anticipated dividend or interest payment.

The Fund may sell a stock if:

.. the company's earnings prospects or other fundamental value indicators have deteriorated;

..  a stock price reaches a specific target;

.. changes in market value cause the Fund to hold a larger position in the stock than the sub-advisor wants;

..  other companies present more attractive investment opportunities; or

..  cash is needed to meet shareholder redemptions.

Principal Risks of Investing in the Fund


Loss of money is a risk of investing in the Fund. The value of Fund shares goes up and down with the prices of the securities in which the Fund invests, and may decline in value. Stocks selected on the basis of expected future earnings may not perform as expected and could underperform other investments.


Overseas investing carries potential risks beyond investment returns that are not associated with domestic investments. These risks include, but are not limited to:

.. currency exchange rate fluctuations affecting the U.S. dollar value of securities denominated in that foreign currency;

.. political and financial instability that may result in expropriation of assets;

.. less liquidity of foreign investments that may make it more difficult for the Fund to sell a security at a good price;

.. lack of uniform accounting, auditing and financial reporting standards that may make it more difficult to obtain financial information about the security;

.. less government regulation and supervision of foreign stock exchanges, brokers and listed companies that may result in increased fraud or a failure to detect fraud;

..  increased price volatility;

..  delays in transaction settlement in some foreign markets; and

..  taxes imposed by foreign governments.


Investment in futures contracts, forward contracts, and options also carry special risks. The Fund could lose money if the sub-advisor invests in futures contracts, options, or forward contracts that represent a position opposite to the direction in which the market actually moves. There is not necessarily a correlation between price movements of these types of contracts and changes in the value of their underlying securities. There may not be a liquid secondary market in which to resell futures contracts, options and forward contracts if the sub-advisor wants to close out a position before the futures contract, option, or forward contract expires.

The Fund may be suitable for you if you want exposure to international equity markets.

Investing in mutual fund shares is not the same as making a bank deposit. Your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

Looking at how the Fund's annual total return has varied from year to year and how its average annual total returns over a one- and five-year period and since inception of the Fund compare to a recognized index of international stocks, such as the MSCI EAFE Index, gives you some idea of the Fund's risks. The Fund's returns in the bar chart and table are net of annual operating expenses. All figures assume reinvestment of dividends and distributions. The Fund's past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. Current performance may be lower or higher than the performance shown.

  Annual Total Returns (Investor Class Shares)

  [CHART]                                                  Since the Fund's
                                                           inception in 1996,
  Year End        Percentage                               the highest
  --------        ----------                               quarterly return was
                                                           19.79% for the
    '93                                                    quarter ended
    '94                                                    December 31, 1999;
    '95                                                    and the lowest
    '96                                                    quarterly return was
    '97               4.55                                 -21.14% for the
    '98              14.26                                 quarter ended
    '99              29.00                                 September 30, 2002.
    '00             -10.95
    '01             -24.30
    '02             -19.12





Average Annual Total Returns as of December 31, 2002
                                                    Life of
                                    1 year  5 years  Fund*

Safeco International Stock Fund
Investor Class

Before tax                          -19.12%  -4.27%  -0.58%

After tax on distributions          -19.47%  -4.69%  -1.12%

After tax on distributions and sale
of Fund shares                      -11.74%  -3.29%  -0.51%

MSCI EAFE Index**                   -17.52%  -4.33%  -2.55%

* Fund inception date is January 31, 1996.
** The MSCI EAFE Index (Morgan Stanley Capital International Europe,
   Australasia, Far East Index), an unmanaged index comprised of 21 developed equity markets outside of North America, is for reference only, does not mirror the Fund's investments, and reflects no deduction for fees, expenses, or taxes.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown.

After-tax returns shown are not relevant to shareholders who invest in Fund shares through tax-deferred arrangements such as 401(k) plans and Individual Retirement Accounts.

SAFECO  MUTUAL  FUNDS                                            1-800-624-5711

Fees and Expenses

There are fees and expenses you will pay if you purchase, hold, or redeem shares of the Fund. Shareholder fees are charged directly to your account. The Fund's annual operating expenses are paid from the Fund's assets and therefore you pay them indirectly.



      Fees and Expenses of the Fund (Investor Class)
      -------------------------------------------------------------------

      Shareholder Fees
      (fees paid directly from your account)

      Redemption fees for shares held less than 90 days in the Fund 2.00%
      Wire redemption fee/1/                                          $20
      Annual low balance fee/2/                                       $12

      Annual Fund Operating Expenses
      (expenses deducted from Fund assets)

      Management fees                                               1.00%
      12b-1 fees                                                     None
      Other expenses                                                1.09%
      Total annual Fund operating expenses                          2.09%
      ------------------------------------------------------------- -----
      Less expense reimbursement/3/                                 0.69%
      Net annual Fund operating expenses                            1.40%



/1/ There is a higher charge for international wire redemptions, which may vary by country or dollar amount.

/2/ A low balance fee is charged once each year in December for accounts with balances under $1,000 in the Fund.

/3/ Safeco Asset Management Company (SAM), the Fund's advisor, has contractually agreed until April 30, 2009, to pay certain Fund operating expenses that exceed the rate of 0.40% per annum of the Fund's average daily net assets. This arrangement includes all Fund operating expenses except management fees, Rule 12b-1 fees, brokerage commissions, taxes, interest, and extraordinary expenses. SAM does not have the right to recapture waived fees or reimbursed expenses under this arrangement.


Example

The following hypothetical example shows what your expenses would be if you invested $10,000 in the Fund for the time periods indicated, assuming you reinvest all Fund distributions, earn a 5% annual return each year, and the Fund's net operating expenses remain the same. Use this example for a general comparison of the cost of investing in the Fund with the cost of investing in other mutual funds. This example is for comparison only and does not represent the Fund's actual expenses and returns, either past or future. Although your actual costs may be higher or lower, costs based on these assumptions would be:

                 1 year 3 years 5 years 10 years

  Investor Class  $143   $443    $766    $1,680


Safeco Asset Management Company is the investment advisor to the Safeco International Stock Fund. Bank of Ireland Asset Management (U.S.) Limited ("sub-advisor"), is the investment sub-advisor to the Fund and is responsible for the day-to-day management of the Fund. The Fund is managed by a committee of portfolio managers at the sub-advisor who are jointly and primarily responsible for the day-to-day management of the Fund's portfolio.

Safeco Municipal Bond Fund (SFCOX)

This Fund seeks to provide as high a level of current interest income exempt from federal income tax as is consistent with the relative stability of capital.


Principal Investment Strategies

To achieve its objective, the Fund invests primarily in municipal bonds rated investment grade or better with average maturities of 15 years and longer. The Fund invests under normal circumstances:

.. at least 80% of its assets in investment-grade municipal bonds with a maturity of more than one year and whose interest is exempt from federal income tax; and

.. up to 20% of its assets in unrated municipal bonds, as long as the advisor determines they are of comparable quality to investment-grade securities.

The Fund will not invest in securities whose interest is subject to the alternative minimum tax.

When evaluating a bond to buy, the advisor considers, among other things:

..  yield;

..  maturity;

.. structural features such as an issuer's right to buy the bond back at a stated price (a "call") or the Fund's right to require the issuer to buy the bond back at a stated price (a "put");

..  credit quality (including the underlying rating of insured bonds);

..  the project the issuer is financing;

..  the original offering price;

..  any state or local tax exemption; and

.. the amount of discount off or premium on the stated principal amount of the bond represented by the price offered.

After evaluating a bond, the advisor compares the bond to other available bonds, which may have different features. The advisor also considers the relative weighting of the Fund's holdings among states. The advisor favors long-maturity bonds in essential services that offer a significant degree of protection against issuer repurchase rights prior to maturity and good value relative to their peers.

The advisor may use the rating services provided by Moody's, S&P, or Fitch. Bond ratings indicate an issuer's financial strength and ability to meet its debt obligations.

The Fund may sell bonds when:

..  they become fully valued;

..  more attractively valued bonds become available; or

..  cash is needed to meet shareholder redemptions.

Because it often takes years for attractive relative valuations to be recognized by the municipal securities market, turnover of the Fund's portfolio can be low.

Principal Risks of Investing in the Fund

Loss of money is a risk of investing in the Fund. The Fund is subject to interest rate risk. Generally, when market interest rates rise the price of the Fund's debt securities will fall. This risk is greater for longer maturity securities and the Fund may experience greater volatility than a fund invested in bonds with a shorter average maturity.

Although securities in the top four rating categories are considered "investment grade," Moody's and others consider bonds rated "Baa" to have speculative characteristics. These lower-quality securities may be subject to greater risk of repayment default, particularly during economic downturns and periods of rising interest rates. Money to repay limited obligations and revenue bonds, which provide financing for a specific project or public facility, may be limited to the revenues generated by those projects or facilities, or to special tax revenues. There are greater risks of repayment default for these securities because repayment may depend on the credit of a private entity, and the general revenues of the public issuer will not be available for repayment.

SAFECO  MUTUAL  FUNDS                                www.safecoinvestorclass.com

This Fund may be suitable for you if you seek high current tax-exempt income and relative stability of principal. The Fund is not available as an investment vehicle for retirement plans and other tax-favored accounts.

Investing in mutual fund shares is not the same as making a bank deposit. Your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance


Looking at how the Fund's annual total return has varied from year to year and how its average annual total returns over a one-, five- and ten-year period compare to a widely recognized index of municipal bonds having long maturities, such as the Lehman Brothers Long Municipal Bond Index, gives you some idea of the Fund's risks. The Fund's returns in the bar chart and table are net of annual operating expenses. All figures assume reinvestment of dividends and distributions. The Fund's past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. Current performance may be lower or higher than the performance shown.


  Annual Total Returns (Investor Class Shares)

  [CHART]                                                  During the ten-year
                                                           period shown in the
   Year End       Percentage                               bar chart, the
   --------       ---------                                highest quarterly
   '93              12.66                                  return was 8.82% for
   '94              -8.25                                  the quarter ended
   '95              21.48                                  March 31, 1995; and
   '96               3.18                                  the lowest quarterly
   '97              10.68                                  return was -6.77%
   '98               6.35                                  for the quarter
   '99              -6.18                                  ended March 31, 1994.
   '00              14.17
   '01               5.30
   '02              10.33



Average Annual Total Returns as of December 31, 2002
                                                   1 year 5 years 10 years

Safeco Municipal Bond Fund Investor Class

Before tax                                         10.33%  5.76%    6.62%

After tax on distributions                          9.95%  5.62%    6.44%

After tax on distributions and sale of Fund shares  8.59%  5.60%    6.35%

Lehman Brothers Long Municipal Bond Index*         10.43%  6.10%    7.24%

* The Lehman Brothers Long Municipal Bond Index, an unmanaged index of bonds with a minimum credit rating of BAA3, issued as part of a deal of at least $50 million, having an amount of at least $5 million and maturing in 22 or more years, is for reference only, does not mirror the Fund's investments, and reflects no deduction for fees, expenses, or taxes.

Fees and Expenses

There are fees and expenses you will pay if you purchase, hold, or redeem shares of the Fund. Shareholder fees are charged directly to your account. The Fund's annual operating expenses are paid from the Fund's assets and therefore you pay them indirectly.



      Fees and Expenses of the Fund (Investor Class)
      -------------------------------------------------------------------

      Shareholder Fees
      (fees paid directly from your account)

      Redemption fees for shares held less than 90 days in the Fund 2.00%
      Wire redemption fee/1/                                          $20
      Annual low balance fee/2/                                       $12

      Annual Fund Operating Expenses
      (expenses deducted from Fund assets)

      Management fees                                               0.47%
      12b-1 fees                                                     None
      Other expenses                                                0.14%
      Total annual Fund operating expenses/3/                       0.61%



/1/ There is a higher charge for international wire redemptions, which may vary by country or dollar amount.

/2/ A low balance fee is charged once each year in December for accounts with balances under $1,000 in the Fund.

/3/ Safeco Asset Management Company (SAM), the Fund's advisor, has contractually agreed until April 30, 2009, to pay certain Fund operating expenses that exceed the rate of 0.40% per annum of the Fund's average daily net assets. This arrangement includes all Fund operating expenses except management fees, Rule 12b-1 fees, brokerage commissions, taxes, interest, and extraordinary expenses. SAM does not have the right to recapture waived fees or reimbursed expenses under this arrangement.


Example

The following hypothetical example shows what your expenses would be if you invested $10,000 in the Fund for the time periods indicated, assuming you reinvest all Fund distributions, earn a 5% annual return each year, and the Fund's net operating expenses remain the same. Use this example for a general comparison of the cost of investing in the Fund with the cost of investing in other mutual funds. This example is for comparison only and does not represent the Fund's actual expenses and returns, either past or future. Although your actual costs may be higher or lower, costs based on these assumptions would be:

                 1 year 3 years 5 years 10 years

  Investor Class  $62    $195    $340     $762


The Safeco Municipal Bond Fund is co-managed by Stephen C. Bauer, President and Director of Safeco Asset Management Company and Mary Metastasio, Vice President of Safeco Asset Management Company. Mr. Bauer has managed the Fund since 1981 and also co-manages other Safeco Funds. Ms. Metastasio has been associated with Safeco Asset Management Company since 1985 and also co-manages other Safeco Funds.


SAFECO  MUTUAL  FUNDS                                            1-800-624-5711

Safeco Intermediate-Term Municipal Bond Fund (SFIBX)

This Fund seeks to provide as high a level of current interest income exempt from federal income tax as is consistent with prudent investment risk.


Principal Investment Strategies

The Fund is designed to provide much of the yield potential of a long-term bond fund but with less fluctuation in share price. To achieve its objective, the Fund invests primarily in municipal bonds rated investment grade or better. The Fund's portfolio maintains an average dollar-weighted maturity of between three and ten years although individual securities held by the Fund may have maturities outside that range.

The Fund invests under normal circumstances:

.. at least 80% of its assets in investment-grade municipal bonds with maturities of more than one year and whose interest is exempt from federal income tax; and

.. up to 20% of its assets in unrated municipal bonds, as long as the advisor determines they are of comparable quality to investment-grade securities.

The Fund will not invest in securities whose interest is subject to the alternative minimum tax.

When evaluating a bond to buy, the advisor considers among other things:

..  yield;

..  maturity;

.. structural features such as an issuer's right to buy the bond back at a stated price (a "call") or the Fund's right to require the issuer to buy the bond back at a stated price (a "put");

..  credit quality (including the underlying rating of insured bonds);

..  the purpose the issuer is financing;

..  the original offering price;

..  any state or local tax exemption; and

.. the amount of discount off or premium on the stated principal amount of the bond represented by the price offered.


After evaluating a bond, the advisor compares the bond to other available bonds, which may have different features, and will buy the bond if it appears to offer the best relative value. The advisor may use rating services provided by Moody's, S&P, or Fitch. Bond ratings indicate an issuer's financial strength and ability to meet its debt obligations.


The Fund may sell bonds when:

..  they become fully valued;

..  more attractively valued bonds become available; or

..  cash is needed to meet shareholder redemptions.

Principal Risks of Investing in the Fund

Loss of money is a risk of investing in the Fund. The Fund is subject to interest rate risk. Generally, when market interest rates rise the price of the Fund's debt securities will fall. This risk is greater the longer the maturity of the debt security.

Although securities in the top four rating categories are considered "investment grade," Moody's and others consider bonds rated "Baa" to have speculative characteristics. These lower-quality securities may be subject to greater risk of repayment default, particularly during economic downturns and periods of rising interest rates. Money to repay limited obligations and revenue bonds, which provide financing for a specific project or public facility, may be limited to the revenues generated by those projects or facilities, or to special tax revenues. There are greater risks of repayment default for these securities because repayment may depend on the credit of a private entity, and the general revenues of the public issuer will not be available for repayment.

This conservative Fund is suitable for investors seeking federally tax-exempt income with relative price stability. The Fund is not available as an investment vehicle for qualified retirement plans and other tax-favored accounts.

Investing in mutual fund shares is not the same as making a bank deposit. Your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

Looking at how the Fund's annual total return has varied from year to year and how its average annual total returns over a one- and five-year period, and since inception of the Fund compare to a widely recognized index of municipal bonds, such as the Lehman Brothers 7-Year Municipal Bond Index, gives you some idea of the Fund's risks. The Fund's returns in the bar chart and table are net of annual operating expenses. All figures assume reinvestment of dividends and distributions. The Fund's past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. Current performance may be lower or higher than the performance shown.

  Annual Total Returns (Investor Class Shares)

       [CHART]                                             Since the Fund's
                                                           inception in 1993,
  Year End  Percentage                                     the highest
  --------  ----------                                     quarterly return was
   '93                                                     6.25% for the
   '94         -5.62                                       quarter ended March
   '95         15.22                                       31, 1995; and the
   '96          3.75                                       lowest quarterly
   '97          7.50                                       return was -4.47%
   '98          5.33                                       for the quarter
   '99         -0.84                                       ended March 31, 1994.
   '00          7.44
   '01          4.53
   '02          8.89



Average Annual Total Returns as of
December 31, 2002
                                                        Life of
                                         1 year 5 years  Fund*

Safeco Intermediate-Term Municipal Bond
Fund
Investor Class

Before tax                                8.89%  5.02%   5.32%

After tax on distributions                8.60%  4.92%   5.27%

After tax on distributions and sale
of Fund shares                            7.25%  4.84%   5.13%

Lehman Brothers 7-Year Municipal
Bond Index**                             10.35%  6.07%   6.17%
*  Fund inception date is March 18, 1993.
** The Lehman Brothers 7-Year Municipal Bond Index, an unmanaged index of bonds rated BAA3 or above, issued as part of a deal of at least $50 million, having an amount of at least $5 million and maturing in 6 or more years, is for reference only, does not mirror the Fund's investments, and reflects no deduction for fees, expenses, or taxes.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown.

SAFECO  MUTUAL  FUNDS                                www.safecoinvestorclass.com

Fees and Expenses

There are fees and expenses you will pay if you purchase and hold shares of the Fund. Shareholder fees are charged directly to your account. The Fund's annual operating expenses are paid from the Fund's assets and therefore you pay them indirectly.



              Fees and Expenses of the Fund (Investor Class)
              ----------------------------------------------------

              Shareholder Fees
              (fees paid directly from your account)

                   Redemption fees                            None
                   Wire redemption fee/1/                      $20
                   Annual low balance fee/2/                   $12

              Annual Fund Operating Expenses
              (expenses deducted from Fund assets)

                   Management fees                           0.50%
                   12b-1 fees                                 None
                   Other expenses                            0.49%
                   Total annual Fund operating expenses      0.99%
              ----------------------------------------------------
                   Less expense reimbursement/3/             0.09%
                   Net annual Fund operating expenses        0.90%
                                                             -----



/1/ There is a higher charge for international wire redemptions, which may vary by country or dollar amount.

/2/ A low balance fee is charged once each year in December for accounts with balances under $1,000 in the Fund.

/3/ Safeco Asset Management Company (SAM), the Fund's advisor, has contractually agreed until April 30, 2009, to pay certain Fund operating expenses that exceed the rate of 0.40% per annum of the Fund's average daily net assets. This arrangement includes all Fund operating expenses except management fees, Rule 12b-1 fees, brokerage commissions, taxes, interest, and extraordinary expenses. As of June 26, 2003, SAM began voluntarily reimbursing the Fund to the extent that its total expenses exceed the rate of 0.70% per annum of the Fund's average daily net assets. The above "Fees and Expenses of the Fund" table reflects "contractual" expense reimbursements, if any, but does not reflect "voluntary" expense reimbursements. SAM does not have the right to recapture waived fees or reimbursed expenses under either of these arrangements.


Example

The following hypothetical example shows what your expenses would be if you invested $10,000 in the Fund for the time periods indicated, assuming you reinvest all Fund distributions, earn a 5% annual return each year, and the Fund's operating expenses remain the same. Use this example for a general comparison of the cost of investing in the Fund with the cost of investing in other mutual funds. This example is for comparison only and does not represent the Fund's actual expenses and returns, either past or future. Although your actual costs may be higher or lower, costs based on these assumptions would be:

                                1 year 3 years 5 years 10 years

                 Investor Class  $92    $287    $498    $1,108


/1/ With voluntary reimbursement, the net costs for one, three, five, and ten years would be $72, $224, $390, and $871, respectively.



The Safeco Intermediate-Term Municipal Bond Fund is co-managed by Mary Metastasio, Vice President of Safeco Asset Management Company and Stephen C. Bauer, President and Director of Safeco Asset Management Company. Ms. Metastasio has managed the Fund since 1996 and also co-manages other Safeco Funds. Mr. Bauer has been associated with Safeco Asset Management Company since 1971 and also co-manages other Safeco Funds.

Safeco California Tax-Free Income Fund (SFCAX)

The Fund seeks to provide as high a level of current income exempt from federal income tax and California state personal income tax as is consistent with the relative stability of capital.

This Fund is available to California, Oregon, Nevada and Arizona residents.


Principal Investment Strategies

To achieve its objective, the Fund invests primarily in investment-grade municipal bonds issued by the state of California or its political subdivisions and having average maturities of 15 years and longer. The Fund invests under normal circumstances:

.. at least 80% of its assets in securities whose interest is exempt from federal income tax and California personal income tax;

.. at least 65% of its assets in investment-grade municipal bonds with a maturity of more than one year; and

.. up to 20% of its assets in unrated municipal bonds, as long as the advisor determines they are of comparable quality to investment-grade securities.

The Fund may invest in tax-exempt securities of issuers located outside the state of California. The Fund will not invest in securities whose interest is subject to the alternative minimum tax.

When evaluating a bond to buy, the advisor considers among other things:

..  yield;

..  maturity;

.. structural features such as an issuer's right to buy the bond back at a stated price (a "call") or the Fund's right to require the issuer to buy the bond back at a stated price (a "put");

..  credit quality (including the underlying rating of insured bonds);

..  the project the issuer is financing;

..  the original offering price;

..  any state or local tax exemption;

.. the amount of discount off or premium on the stated principal amount of the bond represented by the price offered; and

.. whether the bond appears to offer the best overall value when compared to other available bonds.

The advisor favors long-maturity bonds in essential services that offer a significant degree of protection against issuer repurchase rights prior to maturity and good value relative to their peers. The advisor may use the rating services provided by Moody's, S&P, or Fitch. Bond ratings indicate an issuer's financial strength and ability to meet its debt obligations.

The Fund may sell bonds when:

..  they become fully valued;

..  more attractively valued bonds become available; or

..  cash is needed to meet shareholder redemptions.

Because it often takes years for attractive relative valuations to be recognized by the municipal securities market, turnover of the Fund's portfolio can be low.

Principal Risks of Investing in the Fund

Loss of money is a risk of investing in the Fund. The Fund is subject to interest rate risk. Generally, when market interest rates rise the price of the Fund's debt securities will fall. This risk is greater for longer maturity securities and the Fund may experience greater volatility than a fund invested in bonds with shorter average maturities.

Although securities in the top four rating categories are considered "investment grade," Moody's and others consider bonds rated "Baa" to have speculative

SAFECO  MUTUAL  FUNDS                                            1-800-624-5711
characteristics. These lower-quality securities may be subject to greater risk of repayment default, particularly during economic downturns and periods of rising interest rates. Money to repay limited obligations and revenue bonds, which provide financing for a specific project or public facility, may be limited to the revenues generated by those projects or facilities, or to special tax revenues. There are greater risks of repayment default for these securities because repayment may depend on the credit of a private entity, and the general revenues of the public issuer will not be available for repayment.

Because the Fund concentrates its investments in a single state, there may be more fluctuation in the value of its securities than is the case for mutual funds whose portfolios are more geographically diverse.

This Fund may be suitable for you if you are a long-term investor and wish to earn income that is free from federal income tax and free from California state personal income tax. The Fund is not available as an investment vehicle for qualified retirement plans and other tax-favored accounts.

Investing in mutual fund shares is not the same as making a bank deposit. Your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance


Looking at how the Fund's annual total return has varied from year to year and how its average annual total returns over a one-, five- and ten-year period compare to a widely recognized index of municipal bonds having long maturities, such as the Lehman Brothers Long Municipal Bond Index, gives you some idea of the Fund's risks. The Fund's returns in the bar chart and table are net of annual operating expenses. All figures assume reinvestment of dividends and distributions. The Fund's past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. Current performance may be lower or higher than the performance shown.


  Annual Total Returns (Investor Class Shares)

  [CHART]                                                  During the ten-year
                                                           period shown in the
  Year End            Percentage                           bar chart, the
  --------            ----------                           highest quarterly
  '93                    13.23                             return was 10.59%
  '94                    -9.20                             for the quarter
  '95                    26.14                             ended March 31,
  '96                     2.53                             1995; and the lowest
  '97                    11.55                             quarterly return was
  '98                     6.19                             -6.16% for the
  '99                    -9.18                             quarter ended March
  '00                    18.79                             31, 1994.
  '01                     4.12
  '02                     8.76

Average Annual Total Returns as of December 31, 2002
                                       1 year 5 years 10 years

Safeco California Tax-Free Income Fund
Investor Class

Before tax                              8.76%  5.34%    6.76%

After tax on distributions              8.32%  5.13%    6.51%

After tax on distributions and sale
of Fund shares                          7.40%  5.17%    6.40%

The Lehman Brothers Long
Municipal Bond Index*                  10.43%  6.10%    7.24%



* The Lehman Brothers Long Municipal Bond Index, an unmanaged index of bonds with a minimum credit rating of BAA3, issued as part of a deal of at least $50 million, having an amount of at least $5 million and maturing in 22 or more years, is for reference only, is not limited to California issuers, does not mirror the Fund's investments, and reflects no deduction for fees, expenses, or taxes.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown.

Fees and Expenses

There are fees and expenses you will pay if you purchase, hold, or redeem shares of the Fund. Shareholder fees are charged directly to your account. The Fund's annual operating expenses are paid from the Fund's assets and therefore you pay them indirectly.



      Fees and Expenses of the Fund (Investor Class)
      -------------------------------------------------------------------

      Shareholder Fees
      (fees paid directly from your account)

      Redemption fees for shares held less than 90 days in the Fund 2.00%
      Wire redemption fee/1/                                          $20
      Annual low balance fee/2/                                       $12

      Annual Fund Operating Expenses
      (expenses deducted from Fund assets)

      Management fees                                               0.50%
      12b-1 fees                                                     None
      Other expenses                                                0.23%
      Total annual Fund operating expenses/3/                       0.73%



/1/ There is a higher charge for international wire redemptions, which may vary by country or dollar amount.

/2/ A low balance fee is charged once each year in December for accounts with balances under $1,000 in the Fund.

/3/ Safeco Asset Management Company (SAM), the Fund's advisor, has contractually agreed until April 30, 2009, to pay certain Fund operating expenses that exceed the rate of 0.40% per annum of the Fund's average daily net assets. This arrangement includes all Fund operating expenses except management fees, Rule 12b-1 fees, brokerage commissions, taxes, interest, and extraordinary expenses. As of June 26, 2003, SAM began voluntarily reimbursing the Fund to the extent that its total expenses exceed the rate of 0.63% per annum of the Fund's average daily net assets. The above "Fees and Expenses of the Fund" table reflects "contractual" expense reimbursements, if any, but does not reflect "voluntary" expense reimbursements. SAM does not have the right to recapture waived fees or reimbursed expenses under either of these arrangements.


SAFECO  MUTUAL  FUNDS                               www.safecoinvestorclass.com

Example


The following hypothetical example shows what your expenses would be if you invested $10,000 in the Fund for the time periods indicated, assuming you reinvest all Fund distributions, earn a 5% annual return each year, and the Fund's operating expenses remain the same. Use this example for a general comparison of the cost of investing in the Fund with the cost of investing in other mutual funds. This example is for comparison only and does not represent the Fund's actual expenses and returns, either past or future. Although your actual costs may be higher or lower, costs based on these assumptions would be:


                                 1 year 3 years 5 years 10 years

               Investor Class/1/  $75    $233    $406     $906


/1/ With voluntary reimbursement, the net costs for one, three, five, and ten years would be $64, $202, $351, and $786, respectively.







The Safeco California Tax-Free Income Fund is co-managed by Stephen C. Bauer, President and Director of Safeco Asset Management Company and Mary Metastasio, Vice President of Safeco Asset Management Company. Mr. Bauer has managed the Fund since 1983 and also co-manages other Safeco Funds. Ms. Metastasio has been associated with Safeco Asset Management Company since 1985 and also co-manages other Safeco Funds.

Safeco Intermediate-Term U.S. Government Fund (SFUSX)

This Fund seeks as high a level of current income as is consistent with the preservation of capital by investing in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities.

Principal Investment Strategies

To achieve its objective, under normal circumstances the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities. The dollar-weighted average maturity of the Fund will generally range between three and ten years although the maturity of individual securities may be out of that range.

U.S. government securities in which the Fund invests include, but are not limited to:

.. Mortgage-related securities backed by pools of mortgages, including modified pass-through certificates and collateralized mortgage obligations (CMOs), issued by the Government National Mortgage Association (GNMA), the Federal Home Loan Corporation (FHLMC), and the Federal National Mortgage
   Association, (FNMA);

..  U.S. Treasury bills, notes, bonds, and STRIPS (Separate Trading of
   Registered Interest and Principal of Securities);

..  Other U.S. government securities guaranteed by the full faith of the U.S.
   government but not direct obligations of the U.S. Treasury;


.. Government-sponsored agency securities (discount notes, notes, bonds, and STRIPS) including FHLMC, FNMA, Federal Home Loan Bank (FHLB), or the Federal Farm Credit Bank (FFCB), Federal Agricultural Mortgage Corp (FRMMT), or Student Loan Marketing Association (Sallie Mae); and


..  Securities issued by the Tennessee Valley Authority (TVA).

The Fund may also invest in mortgage obligations issued by private issuers that are collateralized by obligations issued by the U.S. government or one of its agencies.

The decision to buy or sell securities in the Fund generally falls into one or more of the following categories:

..  to move in or out of various sectors based upon their relative values;

.. to reduce the Fund's investment in sectors viewed as overvalued, while increasing the Fund's investment in undervalued sectors;


..  to realign the overall maturity or duration of the Fund's portfolio; or


..  to raise cash to meet shareholder redemptions.

With each buy/sell decision, the advisor also considers the effect the transaction may have on the performance of the Fund's portfolio as a whole.

Principal Risks of Investing in the Fund


Loss of money is a risk of investing in the Fund. The Fund is subject to interest rate risk and prepayment risk (shortening and/or extension risk). Generally, when market interest rates rise the price of the Fund's debt securities will fall. This risk is greater for longer maturity securities. Prepayment (shortening) risk exists when interest rates fall. Homeowners may refinance their loans resulting in mortgage-backed securities being paid off sooner than anticipated. Reinvesting the returned principal in a lower interest-rate market would reduce the Fund's income. Mortgage-backed securities are also subject to extension risk if rates increase and prepayments slow.


Risks associated with mortgage-backed securities, such as interest rate risk and prepayment risk may be amplified if the investment is in a CMO. CMOs that pay interest at floating rates or are subject to interest rate adjustments may be more volatile than fixed-rate obligations.

SAFECO  MUTUAL  FUNDS                                            1-800-624-5711

The prices of STRIPS can be more volatile than other U.S. Treasury securities when market interest rates change.


This Fund offers a combination of relative price stability and yield. It may be suitable for you if you want to earn more income than you can earn with U.S. Treasury securities, yet still wish to own a portfolio of securities with the backing of the U.S. government. Investing in mutual fund shares is not the same as making a bank deposit. Your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

Looking at how the Fund's annual total return has varied from year to year and how its average annual total returns over a one-, five- and ten-year period compare to a widely recognized index of U.S. government securities, such as the Lehman Brothers Intermediate Government Index or the Merrill Lynch U.S. Treasury/Agency Master Index, gives you some idea of the Fund's risks. In the future, the prospectus will compare its performance only to the Lehman Brothers Intermediate Government Index, as its focus on intermediate government securities provides a more meaningful comparison for the Fund. The Fund's returns in the bar chart and table are net of annual operating expenses. All figures assume reinvestment of dividends and distributions. The Fund's past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. Current performance may be lower or higher than the performance shown.
  Annual Total Returns (Investor Class Shares)

  [CHART]                                                  During the ten-year
                                                           period shown in the
  Year End     Percentage                                  bar chart, the
  --------     ----------                                  highest quarterly
    '93           7.08                                     return was 4.79% for
    '94          -4.27                                     the quarter ended
    '95          15.48                                     March 31, 1995; and
    '96           3.98                                     the lowest quarterly
    '97           8.97                                     return was -3.58%
    '98           6.84                                     for the quarter
    '99           0.16                                     ended March 31, 1994.
    '00           9.50
    '01           7.29
    '02           9.84

Average Annual Total Returns as of December 31, 2002
                                    1 year 5 years 10 years

Safeco Intermediate-Term
U.S. Government Fund
Investor Class

Before tax                           9.84%  6.67%    6.36%

After tax on distributions           7.68%  4.25%    3.82%

After tax on distributions and sale
of Fund shares                       5.97%  4.11%    3.78%

Lehman Brothers Intermediate
Government Index*                    9.64%  7.44%    6.91%

Merrill Lynch U.S. Treasury/
Agency Master Index*                11.30%  7.73%    7.54%

* The Lehman Brothers Intermediate Government Index, an unmanaged index comprised of U.S. Treasury and U.S. agency issues from its more comprehensive U.S. Aggregate Index, excluding maturities below one year and above 9.9 years, and the Merrill Lynch U.S. Treasury/Agency Master Index, an unmanaged index of U.S. Treasury and U.S. agency securities, are for reference only, do not mirror the Fund's investments, and reflect no deduction for fees, expenses, or taxes.


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to shareholders who invest in Fund shares through tax-deferred arrangements such as 401(k) plans and Individual Retirement Accounts.

Fees and Expenses

There are fees and expenses you will pay if you purchase, hold, or redeem shares of the Fund. Shareholder fees are charged directly to your account. The Fund's annual operating expenses are paid from the Fund's assets and therefore you pay them indirectly.



     Fees and Expenses of the Fund (Investor Class)
     ---------------------------------------------------------------------

     Shareholder Fees
     (fees paid directly from your account)

     Redemption fees for shares held less than 90 days in the Fund// 2.00%
     Wire redemption fee/1/                                            $20
     Annual low balance fee/2/                                         $12

     Annual Fund Operating Expenses
     (expenses deducted from Fund assets)

     Management fees                                                 0.55%
     12b-1 fees                                                       None
     Other expenses                                                  0.38%
     Total annual Fund operating expenses/3/                         0.93%



/1/ There is a higher charge for international wire redemptions, which may vary by country or dollar amount.

/2/ A low balance fee is charged once each year in December for accounts with balances under $1,000 in the Fund.

/3/ Safeco Asset Management Company (SAM), the Fund's advisor, has contractually agreed until April 30, 2009, to pay certain Fund operating expenses that exceed the rate of 0.40% per annum of the Fund's average daily net assets. This arrangement includes all Fund operating expenses except management fees, Rule 12b-1 fees, brokerage commissions, taxes, interest, and extraordinary expenses. As of June 26, 2003, SAM began voluntarily reimbursing the Fund to the extent that its total expenses exceed the rate of 0.74% per annum of the Fund's average daily net assets. The above "Fees and Expenses of the Fund" table reflects "contractual" expense reimbursements, if any, but does not reflect "voluntary" expense reimbursements. SAM does not have the right to recapture waived fees or reimbursed expenses under either of these arrangements.



SAFECO  MUTUAL  FUNDS                                       www.safecofunds.com

Example

The following hypothetical example shows what your expenses would be if you invested $10,000 in the Fund for the time periods indicated, assuming you reinvest all Fund distributions, earn a 5% annual return each year, and the Fund's operating expenses remain the same. Use this example for a general comparison of the cost of investing in the Fund with the cost of investing in other mutual funds. This example is for comparison only and does not represent the Fund's actual expenses and returns, either past or future. Although your actual costs may be higher or lower, costs based on these assumptions would be:


                                1 year 3 years 5 years 10 years

                 Investor Class  $95    $296    $515    $1,143

/1/ With voluntary reimbursement, the net costs for one, three, five, and ten years would be $76, $237, $411, and $918, respectively.







The Safeco Intermediate-Term U.S. Government Fund is co-managed by Paul Stevenson, CFA, Vice President of Safeco Asset Management Company, Tim Hokari, Assistant Vice President of Safeco Asset Management Company, and Lesley Fox, Assistant Vice President of Safeco Asset Management Company. Mr. Stevenson has been a portfolio manager at Safeco Asset Management Company since 1988. Mr. Hokari and Ms. Fox both joined Safeco Asset Management Company as portfolio managers in 2000. In 1998 and 1999, Mr. Hokari was an Assistant Vice President and portfolio co-manager at GE Financial Assurance. From 1994 to 2000, Ms. Fox managed short-term funds for King County, Office of Finance, Treasury Department in the state of Washington.

Safeco Intermediate-Term Bond Fund (SAMBX)

This Fund seeks as high a level of current income as is consistent with the preservation of capital.


Principal Investment Strategies


To achieve its objective, under normal circumstances the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in bonds, including but not limited to corporate, government, and mortgage bonds, most of which will be investment-grade quality, whether rated or unrated. The Fund may invest up to 20% of its assets in high-yield debt securities rated below investment grade ("junk" or "high-risk" bonds), and may invest in Yankee sector bonds and Eurodollar bonds. The dollar-weighted average maturity of the Fund will generally range between three and ten years.



The Fund may also invest in mortgage-backed or asset-backed securities.


The advisor analyzes each security it considers buying on a stand-alone basis and on how the security fits into the Fund's overall investment portfolio. The advisor will consider:

..  the price of the security relative to its rating and market sector;

.. structural features, such as an issuers right to buy the bond back at a stated price (a "call"), or the Fund's right to require the issuer to buy the bond back at a stated price (a "put");

.. the effect the security might have on the existing diversification of Fund assets and allocation among various market sectors; and

.. the effect the security might have on the yield and sensitivity to interest rate changes of the Fund's overall portfolio.

The Fund may sell a security if:

..  a different sector of the market is more attractive;

..  another security within the same market sector offers a better value;

.. a security's rating is downgraded and would cause more than 10% of the Fund's assets to be invested in below investment-grade securities;

..  the security becomes fully valued; or

..  cash is needed to meet shareholder redemptions.

The Fund may engage in short-term trading to achieve its objective.


The advisor may use the rating services provided by Moody's, S&P, or Fitch. Bond ratings indicate an issuer's financial strength and ability to meet its debt obligations. The advisor determines a comparable rating for unrated bonds.


Principal Risks of Investing in the Fund

Loss of money is a risk of investing in the Fund. The Fund is subject to interest rate risk. Generally, when market interest rates rise the price of the Fund's debt securities will fall. This risk is greater for longer maturity securities.


Although securities in the top four rating categories are considered "investment grade," Moody's and others consider bonds rated "Baa" to have speculative characteristics. These lower-quality securities may be subject to greater risk of repayment default, particularly during economic downturns and periods of rising interest rates. Below investment-grade debt securities generally have greater volatility, reduced liquidity, and a much higher risk of repayment default.


In addition to credit risk, market risk, and liquidity risk, bonds of foreign issuers have risks not associated with bonds of domestic issuers. Yankee sector bonds carry the risk of nationalization of the issuer,

SAFECO  MUTUAL  FUNDS                                            1-800-624-5711
confiscatory taxation by the foreign government, and establishment of controls by the foreign government that would inhibit the remittance due to the Fund. Eurodollar bonds are subject to the risk that a foreign government might prevent dollar-denominated funds from flowing across its borders. To the extent that the Fund owns bonds denominated in foreign currencies, it could lose money as a result of unfavorable currency exchange rates.

During periods of declining interest rates, mortgage holders may be more likely to pay off their loans early. These prepayment fluctuations may decrease the overall investment returns of the Fund. The underlying borrower(s) of an asset-backed security may default on the loan and the recovered collateral may not be sufficient to cover the interest and principal payments.

Risks associated with mortgage-backed securities, such as interest rate risk and prepayment risk may be amplified if the investment is in a CMO. CMOs that pay interest at floating rates or are subject to interest rate adjustments may be more volatile than fixed-rate obligations.

Short-term trading could result in higher turnover and increased taxable distributions and transaction costs.

This Fund may be suitable for you if you want high current income and stability of capital.

Investing in mutual fund shares is not the same as making a bank deposit. Your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

Looking at how the Fund's annual total return has varied from year to year and how its average annual total returns over a one- and five-year period and since inception of the Fund compare to a widely recognized index of government and corporate bonds, mortgage-backed securities, and asset-backed securities, such as the Lehman Brothers Aggregate Bond Index, gives you some idea of the Fund's risks. The Fund's returns in the bar chart and table are net of annual operating expenses. All figures assume reinvestment of dividends and distributions. The Fund's past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. Current performance may be lower or higher than the performance shown.

  Annual Total Returns (Investor Class Shares)


  [CHART]                                                  Since the Fund's
                                                           inception in 1994,
  Year End            Percentage                           the highest
  --------            ----------                           quarterly return was
  '93                                                      5.74% for the
  '94                                                      quarter ended
  '95                   17.35                              June 30, 1995; and
  '96                    0.02                              the lowest quarterly
  '97                    8.23                              return was -3.27%
  '98                    8.43                              for the quarter
  '99                   -3.82                              ended March 31, 1996.
  '00                   11.57
  '01                    6.95
  '02                    7.44

Average Annual Total Returns as of December 31, 2002
                                                   Life of
                                    1 year 5 years  Fund*

Safeco Intermediate-Term
Bond Fund
Investor Class

Before tax                           7.44%  5.98%   5.81%

After Tax on distributions           5.32%  3.66%   3.48%

After Tax on distributions and sale
of Fund shares                       4.52%  3.65%   3.49%

Lehman Brothers Aggregate Bond
Index**                             10.25%  7.55%   7.46%

* Fund inception date is February 28, 1994.
**The Lehman Brothers Aggregate Bond Index, an unmanaged index of securities from the Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index, and Asset-Backed Securities Index, are for reference only, do not mirror the Fund's investments, and reflect no deduction for fees, expenses, or taxes.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to shareholders who invest in Fund shares through tax-deferred arrangements such as 401(k) plans and Individual Retirement Accounts.

Fees and Expenses

There are fees and expenses you will pay if you purchase and hold shares of the Fund. Shareholder fees are charged directly to your account. The Fund's annual operating expenses are paid from the Fund's assets and therefore you pay them indirectly.



              Fees and Expenses of the Fund (Investor Class)
              ----------------------------------------------------

                  Shareholder Fees
                  (fees paid directly from your account)

                  Redemption fees                             None
                  Wire redemption fee/1/                       $20
                  Annual low balance fee/2/                    $12

                  Annual Fund Operating Expenses
                  (expenses deducted from Fund assets)

                  Management fees                            0.50%
                  12b-1 fees                                  None
                  Other expenses                             1.01%
                  Total annual Fund operating expenses       1.51%
              ---------------------------------------------- -----
                  Less expense reimbursement/3/              0.61%
                  Net annual Fund operating expenses         0.90%



/1/ There is a higher charge for international wire redemptions, which may vary by country or dollar amount.

/2/ A low balance fee is charged once each year in December for accounts with balances under $1,000 in the Fund.

/3/ Safeco Asset Management Company (SAM), the Fund's advisor, has contractually agreed until April 30, 2009, to pay certain Fund operating expenses that exceed the rate of 0.40% per annum of the Fund's average daily net assets. This arrangement includes all Fund operating expenses except management fees, Rule 12b-1 fees, brokerage commissions, taxes, interest, and extraordinary expenses. As of June 26, 2003, SAM began voluntarily reimbursing the Fund to the extent that its total expenses exceed the rate of 0.74% per annum of the Fund's average daily net assets. The above "Fees and Expenses of the Fund" table reflects "contractual" expense reimbursements, if any, but does not reflect "voluntary" expense reimbursements. SAM does not have the right to recapture waived fees or reimbursed expenses under either of these arrangements.


SAFECO  MUTUAL  FUNDS                               www.safecoinvestorclass.com

Example

The following hypothetical example shows what your expenses would be if you invested $10,000 in the Fund for the time periods indicated, assuming you reinvest all Fund distributions, earn a 5% annual return each year, and the Fund's operating expenses remain the same. Use this example for a general comparison of the cost of investing in the Fund with the cost of investing in other mutual funds. This example is for comparison only and does not represent the Fund's actual expenses and returns, either past or future. Although your actual costs may be higher or lower, costs based on these assumptions would be:


                                 1 year 3 years 5 years 10 years

               Investor Class/1/  $92    $287    $498    $1,108

/1/ With voluntary reimbursement, the net costs for one, three, five, and ten years would be $76, $237, $411, and $918, respectively.




The Safeco Intermediate-Term Bond Fund is managed by Michael Hughes, CFA, Vice President of Safeco Asset Management Company. Mr. Hughes has managed the Fund since 1997.

Safeco High-Yield Bond Fund (SAFHX)
This Fund seeks to provide a high level of current interest income through the purchase of high-yield debt securities.


Principal Investment Strategies


To achieve its objective, under normal circumstances the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in high-yield debt securities (also known as "junk" or "high-risk" bonds), such as corporate bonds and convertible securities that are rated below investment grade. The Fund may invest in restricted securities that are exempt from registration requirements and eligible for resale to qualified institutional investors, such as mutual funds, under Rule 144A or Section 4(2). Up to 20% of the Fund's assets may be invested in unrated securities.



The decision to buy a security for the Fund is based first upon an analysis of the issuer, including the company's creditworthiness, liquidity, and prospects for growing earnings and cash flow. Next, the advisor examines alternative bonds with similar credit statistics and/or related lines of business. This helps the advisor determine whether the bond in question is a good value relative to its peers. Finally, the advisor considers the bond's interest rate sensitivity, coupon, and call features (the bond's structure).


The Fund may sell a security:

.. if the original evaluation concerning the issuer's creditworthiness, liquidity, or prospects changes;

..  if the value reaches a specific target; or

..  cash is needed to meet shareholder redemptions.


The advisor may use the rating services provided by Moody's, S&P, or Fitch. Bond ratings indicate an issuer's financial strength and ability to meet its debt obligations. The advisor determines a comparable rating for unrated bonds.


Principal Risks of Investing in the Fund

Loss of money is a risk of investing in the Fund. The Fund is subject to interest rate risk and credit risk. Generally, when market interest rates rise the price of the Fund's debt securities will fall. This risk is greater for longer maturity securities. The Fund could lose money if any bonds it owns are downgraded in credit rating or go into default.

Because the Fund buys high-yield debt securities, the Fund is subject to much greater volatility, reduced liquidity, and a much higher risk of repayment default than a fund holding predominantly investment-grade securities. Companies that issue high-yield debt securities may be more highly leveraged than top-quality issuers and their debt instruments may be subject to a greater risk of default, particularly if there is an economic downturn in the issuer's industry or region. Such defaults not only reduce the Fund's yield, but could also result in a loss of principal.


This Fund may be suitable for you if you can tolerate greater risk in pursuit of higher total returns.


Investing in mutual fund shares is not the same as making a bank deposit. Your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

SAFECO  MUTUAL  FUNDS                                            1-800-624-5711

Performance

Looking at how the Fund's annual total return has varied from year to year and how its average annual total returns over a one-, five- and ten-year period compare to a widely recognized index of high-yield bonds, such as the Merrill Lynch High-Yield Master II Index, gives you some idea of the Fund's risks. The Fund's returns in the bar chart and table are net of annual operating expenses. All figures assume reinvestment of dividends and distributions. The Fund's past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. Current performance may be lower or higher than the performance shown.

  Annual Total Returns (Investor Class Shares)

  [CHART]                                                  During the 10-year
                                                           period shown in the
  Year End     Percentage                                  bar chart, the
  --------     ----------                                  highest quarterly
    '93          16.91                                     return was 8.43% for
    '94          -2.25                                     the quarter ended
    '95          15.64                                     December 31, 2002;
    '96          10.39                                     and the lowest
    '97          12.79                                     quarterly return was
    '98           4.45                                     -12.38% for the
    '99           3.74                                     quarter ended
    '00          -5.52                                     June 30, 2002.
    '01          -2.05
    '02         -17.47





Average Annual Total Returns as of December 31, 2002
                                                   1 year  5 years 10 years

Safeco High-Yield Bond Fund Investor Class

Before tax                                         -17.47%  -3.71%   3.14%

After tax on distributions                         -20.41%  -6.95%  -0.41%

After tax on distributions and sale of Fund shares -10.63%  -4.18%   0.96%

Merrill Lynch High-Yield Master II Index*           -1.89%   0.52%   6.05%

* The Merrill Lynch High-Yield Master II Index, an unmanaged index of outstanding debt of domestic market issuers rated below investment grade, but not in default, is for reference only, does not mirror the Fund's investments, and reflects no deduction for fees, expenses, or taxes.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to shareholders who invest in Fund shares through tax-deferred arrangements such as 401(k) plans and Individual Retirement Accounts.

Fees and Expenses

There are fees and expenses you will pay if you purchase, hold, or redeem shares of the Fund. Shareholder fees are charged directly to your account. The Fund's annual operating expenses are paid from the Fund's assets and therefore you pay them indirectly.



      Fees and Expenses of the Fund (Investor Class)
      -------------------------------------------------------------------

      Shareholder Fees
      (fees paid directly from your account)

      Redemption fees for shares held less than 90 days in the Fund 2.00%
      Wire redemption fee/1/                                          $20
      Annual low balance fee/2/                                       $12

      Annual Fund Operating Expenses
      (expenses deducted from Fund assets)

      Management fees                                               0.65%
      12b-1 fees                                                     None
      Other expenses                                                0.63%
      Total annual Fund operating expenses                          1.28%
      ------------------------------------------------------------- -----
      Less expense reimbursement/3/                                 0.22%
      Net annual Fund operating expenses                            1.06%



/1/ There is a higher charge for international wire redemptions, which may vary by country or dollar amount.

/2/ A low balance fee is charged once each year in December for accounts with balances under $1,000 in the Fund.

/3/ Safeco Asset Management Company (SAM), the Fund's advisor, has contractually agreed until April 30, 2009, to pay certain Fund operating expenses that exceed the rate of 0.40% per annum of the Fund's average daily net assets. This arrangement includes all Fund operating expenses except management fees, Rule 12b-1 fees, brokerage commissions, taxes, interest, and extraordinary expenses. As of June 26, 2003, SAM began voluntarily reimbursing the Fund to the extent that its total expenses exceed the rate of 0.90% per annum of the Fund's average daily net assets. The above "Fees and Expenses of the Fund" table reflects "contractual" expense reimbursements, if any, but does not reflect "voluntary" expense reimbursements. SAM does not have the right to recapture waived fees or reimbursed expenses under either of these arrangements.


Example

The following hypothetical example shows what your expenses would be if you invested $10,000 in the Fund for the time periods indicated, assuming you reinvest all Fund distributions, earn a 5% annual return each year, and the Fund's operating expenses remain the same. Use this example for a general comparison of the cost of investing in the Fund with the cost of investing in other mutual funds. This example is for comparison only and does not represent the Fund's actual expenses and returns, either past or future. Although your actual costs may be higher or lower, costs based on these assumptions would be:

                    1 year 3 years 5 years 10 years

  Investor Class/1/  $108   $337    $585    $1,294


1 With voluntary reimbursement, the net costs for one, three, five, and ten years would be $92, $287, $498, and $1,108, respectively.



The Safeco High-Yield Bond Fund is co-managed by Greg Card, CFA, Assistant Vice President of Safeco Asset Management Company and Beverly Denny, CFA, Assistant Vice President of Safeco Asset Management Company. Mr. Card joined Safeco Asset Management Company in 2001 as a member of the Fund's investment team. In 1998 to 2001, Mr. Card was a portfolio manager at GE Financial Assurance. Ms. Denny has been associated with Safeco Asset Management Company since 1991 and has also managed other Safeco Funds.



SAFECO  MUTUAL  FUNDS                                www.safecoinvestorclass.com

Safeco Money Market Fund (SAFXX)
This Fund seeks as high a level of current income as is consistent with the preservation of capital and liquidity through investment in high-quality money market instruments maturing in 13 months or less.

Principal Investment Strategies

To achieve its objective, the Fund will purchase only high-quality securities with remaining maturities of 397 days or less. The Fund will maintain a dollar-weighted average portfolio maturity of no more than 90 days.

The Fund may invest in:

..  commercial paper of both domestic and foreign issuers;


.. negotiable and non-negotiable certificates of deposit, bankers' acceptances, and other short-term obligations of U.S. and foreign banks;


.. repurchase agreements in which the Fund buys securities at one price and simultaneously agrees to sell them back at a higher price;


.. variable and floating rate instruments that change interest rates periodically to keep their market value near par;


..  U.S. government securities;

..  taxable municipal bonds;

.. restricted securities that are exempt from registration requirements and eligible for resale to qualified institutional investors, such as mutual funds, under Rule 144A or Section 4(2);

..  corporate obligations such as publicly traded bonds and notes;

.. asset-backed securities that represent interests in pools of consumer loans, automobile loans, credit card loans, and installment loan contracts;

..  mortgage-backed securities; and

.. when-issued and delayed delivery securities whose terms and conditions, including price, are fixed by the issuer, but are to be issued and delivered against payment in the future, typically 30 to 45 days after the date of commitment.

When evaluating a security to buy, the advisor considers, among other things:

..  yield;

..  maturity;

..  issuer credit quality; and

..  relative value compared with other alternatives.

The Fund may sell a security if:

..  the advisor becomes concerned about the issuer's creditworthiness;

..  a more attractive alternative is available; or

..  cash is needed to meet shareholder redemptions.

Principal Risks of Investing in the Fund

Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The Fund's yield will fluctuate with short-term interest rates.

The Fund may be suitable for you if you seek safety and stability of principal.

An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Performance

Looking at how the Fund's annual total return has varied from year to year and its average annual total returns over a one-, five- and ten-year period give you some idea of the Fund's risks.

The Fund's returns in the bar chart and table are net of annual operating expenses. All figures assume dividend reinvestment. As with all mutual funds, past performance does not necessarily indicate future results.

  Annual Total Returns (Investor Class Shares)

  [CHART]                                                  During the ten-year
                                                           period shown in the
  Year End            Percentage                           chart, the highest
  --------            ----------                           quarterly return was
  '93                    2.50                              1.52% for the
  '94                    3.53                              quarter ended
  '95                    5.28                              December 31, 2000;
  '96                    4.75                              and the lowest
  '97                    4.93                              quarterly return was
  '98                    5.08                              0.27% for the
  '99                    4.65                              quarter ended
  '00                    5.90                              December 31, 2002.
  '01                    3.75
  '02                    1.32


Average Annual Total Returns and 7-Day Yield as of
December 31, 2002
                                        7-day Yield
                                       (period ended
                                       December 31,
               1 year 5 years 10 years     2002)

Safeco Money
Market Fund
Investor Class 1.32%   4.13%   4.16%       0.94%
For updated yield information, call 1-800-835-4391.

SAFECO  MUTUAL  FUNDS                                            1-800-624-5711

Fees and Expenses

There are fees and expenses you will pay if you purchase and hold shares of the Fund. Shareholder fees are charged directly to your account. The Fund's annual operating expenses are paid from the Fund's assets and therefore you pay them indirectly.



              Fees and Expenses of the Fund (Investor Class)
              ----------------------------------------------------

              Shareholder Fees
              (fees paid directly from your account)

                 Redemption fees                              None
                 Wire redemption fee/1/                        $20
                 Annual low balance fee/2/                     $12

              Annual Fund Operating Expenses
              (expenses deducted from Fund assets)

                 Management fees                             0.49%
                 12b-1 fees                                   None
                 Other expenses                              0.27%
                 Total annual Fund operating expenses/3/     0.76%



/1/ There is a higher charge for international wire redemptions, which may vary by country or dollar amount.

/2/ A low balance fee is charged once each year in December for accounts with balances under $1,000 in the Fund.

/3/ Safeco Asset Management Company (SAM), the Fund's advisor, has contractually agreed until April 30, 2009, to pay certain Fund operating expenses that exceed the rate of .30% per annum of the Fund's average daily net assets. This arrangement includes all Fund operating expenses except management fees, Rule 12b-1 fees, brokerage commissions, taxes, interest, and extraordinary expenses. In addition, from March 7, 2002 through May 5, 2002 and from December 4, 2002 through December 31, 2002, SAM voluntarily waived 0.10% and 0.05%, respectively, of the management fee. This waiver expired December 31, 2002. After this waiver, the net annual Fund operating expenses were 0.74%. SAM does not have the right to recapture waived fees or reimbursed expenses under these arrangements.


Example
The following hypothetical example shows what your expenses would be if you invested $10,000 in the Fund for the time periods indicated, assuming you reinvest all Fund distributions, earn a 5% annual return each year, and the Fund's net operating expenses remain the same. Use this example for a general comparison of the cost of investing in the Fund with the cost of investing in other mutual funds. This example is for comparison only and does not represent the Fund's actual expenses and returns, either past or future. Although your actual costs may be higher or lower, costs based on these assumptions would be:

                                1 year 3 years 5 years 10 years

                 Investor Class  $76    $237    $411     $918

Safeco Tax-Free Money Market Fund (SFTXX)
This Fund seeks to provide as high a level of current income exempt from federal income tax as is consistent with a portfolio of high-quality, short-term municipal obligations selected on the basis of liquidity and preservation of capital.


Principal Investment Strategies

To achieve its objective, the Fund will purchase only high-quality securities having minimal credit risk with remaining maturities of 397 days or less. The Fund will maintain a dollar-weighted average portfolio maturity of no more than 90 days and will invest at least 80% of its assets in securities that pay interest that is exempt from federal income tax. The Fund will not invest in securities whose interest is subject to the alternative minimum tax.

The Fund may invest in:


.. variable and floating rate instruments that change interest rates periodically to keep their market value near par;


.. municipal notes that have a maturity of one year or less from the date of purchase;

.. put bonds, which allow the holder to redeem the issue at on specified dates before maturity and receive full face value;

..  tax-exempt commercial paper;

.. restricted securities that are exempt from registration requirements and eligible for resale to qualified institutional investors, such as mutual funds, under Rule 144A or Section 4(2).

Principal Risks of Investing in the Fund

Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money in a money market fund. The Fund's yield will fluctuate with short-term interest rates.

This Fund may be suitable for you if you seek safety and stability of principal in an investment that pays federally tax-free income. The Fund is not available as an investment vehicle for qualified retirement plans and other tax-favored accounts.

An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.



SAFECO  MUTUAL  FUNDS                               www.safecoinvestorclass.com

Performance

Looking at how the Fund's annual total return has varied from year to year and its average annual total returns over a one-, five- and ten-year period gives you some idea of the Fund's risks. The Fund's returns in the bar chart and table are net of annual operating expenses. All figures assume dividend reinvestment. As with all mutual funds, past performance does not necessarily indicate future results.
  Annual Total Returns (Investor Class Shares)

  [CHART]                                                  During the ten-year
                                                           period shown in the
  Year End   Percentage                                    chart, the highest
  --------   ----------                                    quarterly return was
  '93           2.02                                       0.94% for the
  '94           2.45                                       quarter ended June
  '95           3.54                                       30, 2000; and the
  '96           3.07                                       lowest quarterly
  '97           3.12                                       return was 0.20% for
  '98           3.07                                       the quarter ended
  '99           2.77                                       December 31, 2002.
  '00           3.52
  '01           2.34
  '02           0.97




Average Annual Total Returns and 7-Day Yield as of
December 31, 2002
                                           7-day Yield
                                          (period ended
                                          December 31,
                  1 year 5 years 10 years     2002)

Safeco Tax-Free
Money Market Fund
Investor Class     0.97%  2.53%    2.68%      0.78%

For updated yield information, call 1-800-835-4391.

Fees and Expenses

There are fees and expenses you will pay if you purchase and hold shares of the Fund. Shareholder fees are charged directly to your account. The Fund's annual operating expenses are paid from the Fund's assets and therefore you pay them indirectly.



              Fees and Expenses of the Fund (Investor Class)
              ----------------------------------------------------

                 Shareholder Fees
                 (fees paid directly from your account)

                 Redemption fees                              None
                 Wire redemption fee/1/                        $20
                 Annual low balance fee/2/                     $12

                 Annual Fund Operating Expenses
                 (expenses deducted from Fund assets)

                 Management fees                             0.50%
                 12b-1 fees                                   None
                 Other expenses                              0.25%
                 Total annual Fund operating expenses/3/     0.75%



/1/ There is a higher charge for international wire redemptions, which may vary by country or dollar amount.

/2/ A low balance fee is charged once each year in December for accounts with balances under $1,000 in the Fund.

/3/ Safeco Asset Management Company (SAM), the Fund's advisor, has contractually agreed until April 30, 2009, to pay certain Fund operating expenses that exceed the rate of .30% per annum of the Fund's average daily net assets. This arrangement includes all Fund operating expenses except management fees, Rule 12b-1 fees, brokerage commissions, taxes, interest, and extraordinary expenses. As of June 26, 2003, SAM began voluntarily reimbursing the Fund to the extent that its total expenses exceed the rate of 0.65% per annum of the Fund's average daily net assets. The above "Fees and Expenses of the Fund" table reflects "contractual" expense reimbursements, if any, but does not reflect "voluntary" expense reimbursements. SAM does not have the right to recapture waived fees or reimbursed expenses under either of these arrangements.


Example

The following hypothetical example shows what your expenses would be if you invested $10,000 in the Fund for the time periods indicated, assuming you reinvest all Fund distributions, earn a 5% annual return each year, and the Fund's operating expenses remain the same. Use this example for a general comparison of the cost of investing in the Fund with the cost of investing in other mutual funds. This example is for comparison only and does not represent the Fund's actual expenses and returns, either past or future. Although your actual costs may be higher or lower, costs based on these assumptions would be:

                  1 year 3 years 5 years 10 years

Investor Class/1/  $77    $240    $417     $930


/1/ With voluntary reimbursement, the net costs for one, three, five, and ten years would be $66, $208, $362, and $810, respectively.


SAFECO  MUTUAL  FUNDS                                            1-800-624-5711

Additional Investment Information


This prospectus describes the Funds' investment objectives and some of the policies and strategies by which each Fund intends to achieve its goal. Investment percentage requirements apply to a Fund's net assets plus any borrowings for investment purposes. A Fund may exceed investment percentage limits if, after a Fund's investment, market movements cause asset values to change. However, a Fund will adjust its holdings to the extent such changes in asset values impact a Fund's borrowing limits or liquidity policies. More information about each Fund's policies and strategies is in the Statement of Additional Information (SAI).

Investment Objective and Fund Name Changes Without Shareholder
Approval. Changes to a Fund's fundamental investment policies require shareholder approval. However, in rare circumstances, a Fund may, with approval from its Board of Trustees, change its investment objective and change a Fund name that suggests a particular type of investment. If this happens, a Fund may no longer meet your investment needs. We will notify you at least 60 days in advance if the Board of Trustees votes to make such a change.

Changes in Stock Prices. The same economic and market conditions that affect investment in a single stock affect mutual funds that are invested in that stock. The price of common stocks rises and falls in response to many factors, including the historical and prospective earnings of the issuers of the stock, the value of their assets, general economic conditions, interest rates, investor perceptions, and market liquidity.

Temporary Defensive Strategies. From time to time, a Fund may take temporary defensive positions that are inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political, or other conditions. For temporary defensive purposes, a Fund may hold cash or invest in high-quality, short-term securities issued by an agency or instrumentality of the U.S. government, high-quality commercial paper, certificates of deposit, shares of no-load, open-end money market funds, or repurchase agreements. A Fund taking a temporary defensive position may not achieve its investment objective.

Portfolio Turnover. The Funds may engage in active and frequent trading of their assets. If a Fund does trade this way, it may incur increased transaction costs and brokerage commissions and may increase the Fund's taxable distributions, all of which can lower the actual return on your investment. The portfolio turnover rate for relevant Funds is shown in the "Financial Highlights" section of this prospectus.


Equity-Related Securities. Large-Cap Value Fund, Core Equity Fund, Large-Cap Growth Fund, and Small-Cap Value Fund invest primarily in equity securities such as common stocks and do not invest a significant percentage of total assets in equity-related securities. However, the Funds include equity-related securities when determining Fund compliance with the required 80% investment threshold. Equity-related securities include, but are not limited to, convertible securities, futures, depository receipts, and warrants.



Convertible securities are securities that can be converted or exchanged for common stock. They are subject to interest rate risk and the risk that the assets into which they can be converted or exchanged decline in value.



Futures involve an obligation to buy or sell a security at a fixed price at a particular date in the future and whose value depends on an underlying asset, interest rate, or index. Futures are subject to market risk, interest rate risk, and liquidity risk and may result in disproportionate investment losses. The Funds may not invest in futures for speculative purposes.

Depository receipts (American (ADR), European (EDR) and Global (GDR), are receipts for shares of a foreign based corporation that are convertible into securities of foreign issuers. The Funds invest in "sponsored" depository receipts which are issued with the involvement of the foreign company. Depository receipts carry the same currency exchange rate, political, and economic risks as the underlying foreign share.



Warrants allow a Fund to buy or sell underlying securities at a set price and are subject to market risk, interest rate risk, and liquidity risk. Security dilution will occur when warrants are exercised, as the issuing company is required to create a new share for each warrant that is exercised.


General Investment Risks

It is important to understand your risks when making an investment decision. This section summarizes some general risks of investing in mutual funds. You should also carefully consider the specific risks that may apply to investing in a particular Fund. See the "Principal Risks of Investing in the Fund" section for each Fund in this prospectus. You should also see the SAI for additional information about a Fund's investment practices and risks. You may wish to consult your personal financial advisor about these and other risks of investing in mutual funds to determine which Funds are right for you.

Credit Risk. An issuer of a debt security may not be able to pay its principal and interest or, in the case of stock, a company's earnings stability and overall financial soundness may deteriorate. A change in the credit rating of an issuer can impact the value of a security and/or its liquidity.


Deflation Risk. Persistent deflation can reduce profits and erode the value of collateral underlying debt securities and increase risk of defaults.



Currency Exchange Rate Risk. Unfavorable currency exchange rates can cause the value of foreign securities held by a Fund to decline in value or make foreign securities in which a Fund invests more expensive.


Inflation Risk.  High inflation can erode the dollar value of debt securities.


Foreign Investment Risk. Social or political instability, inadequate or inaccurate financial information, and changes in the value of foreign currency can cause the value of foreign securities to fall.


Interest Rate Risk. Changes in interest rates can affect the value of an existing security. While falling interest rates generally increase the value of debt securities, rising interest rates can cause the value of debt securities to fall. The effect of interest rate changes is usually greater for securities with longer maturities.

Liquidity Risk. A Fund may not be able to readily sell a security at a fair price. Securities subject to liquidity risk include stocks of small or newly formed companies or below investment-grade debt securities.

Market Risk. Market activity and changes in investor perceptions may cause the price of stocks, bonds, or other securities in which a Fund invests to decline in value, causing your investment to be worth less than when you bought it.

Regulatory Risk. Changes in government regulations may adversely affect the value or tax consequences of holding a security.

Strategy Risk. Strategies the advisor uses to achieve a Fund's investment objective may not be successful or may achieve lesser results than a different strategy. Hedging strategies intended to offset investment risk may not be successful and in some cases could result in losses greater than the initial investment.

Management

Safeco Asset Management Company (SAM) is the investment advisor for each Fund. As the advisor, SAM is responsible for implementing the investment strategies for the Funds. It provides investment research, advice, and supervision in the ongoing management of the Funds' portfolios or, if applicable, supervises the sub-advisor who is responsible for the day-to-day management of a Fund.

SAFECO  MUTUAL  FUNDS
                                                     www.safecoinvestorclass.com

Each Fund pays SAM an annual advisory fee based on a percentage of that Fund's average daily net assets, calculated each business day and paid monthly. The Funds paid SAM advisory fees at the following rates, as a percentage of average daily net assets, for the year ended December 31, 2002:

Large-Cap Value Fund                   0.70%
Core Equity Fund                       0.66%
Large-Cap Growth Fund                  0.80%
Multi-Cap Core Fund                    0.70%
Small-Cap Value Fund                   0.75%
Growth Opportunities Fund              0.67%
Balanced Fund                          0.70%
International Stock Fund               1.00%
Municipal Bond Fund                    0.47%
Intermediate-Term Municipal Bond Fund  0.50%
California Tax-Free Income Fund        0.50%
Intermediate-Term U.S. Government Fund 0.55%
Intermediate-Term Bond Fund            0.50%
High-Yield Bond Fund                   0.65%
Money Market Fund                      0.49%*
Tax-Free Money Market Fund             0.50%

* Rate does not reflect voluntary waiver. See Fees and Expenses of the Fund Table or the Financial Highlights for the Fund.

SAM is a wholly owned subsidiary of Safeco Corporation, which is located at Safeco Plaza, Seattle, Washington 98185. SAM is located at Two Union Square, 25th Floor, Seattle, Washington 98101.

The Bank of Ireland Asset Management (U.S.) Limited ("sub-advisor") acts as the investment sub-advisor to the International Stock Fund. The sub-advisor's headquarters is located at 26 Fitzwilliam Place, Dublin, Ireland, and its U.S. office is located at 2 Greenwich Plaza, Greenwich, Connecticut. The sub-advisor is a direct, wholly owned subsidiary of Bank of Ireland Asset Management Limited (an investment advisory firm), which is headquartered in Dublin, Ireland, and an indirect, wholly owned subsidiary of the Bank of Ireland, which is also headquartered in Dublin, Ireland.

Dresdner RCM Global Investors LLC ("sub-advisor") acts as the investment sub-advisor to the Large-Cap Growth Fund. The sub-advisor has principal offices at Four Embarcadero Center, San Francisco, California 94111. The sub-advisor is an indirect wholly owned subsidiary of Allianz AG ("Allianz"), an international financial services provider with principal executive offices in Munich, Germany. It was established in December of 1998, and is the successor to the business of its holding company, Dresdner RCM Global Investors US Holdings LLC. The sub-advisor was originally formed as Rosenberg Capital Management in 1970, and its successors have been consistently in business since then.

The Funds and SAM have received an exemptive order from the Securities and Exchange Commission that, under certain conditions, permits the advisor, with the approval of a Fund's Board of Trustees, to retain a different sub-advisor for a new or existing Fund and/or change the terms of the sub-advisory agreement without submitting the new sub-advisory agreement to a vote of the Fund's shareholders. The Funds will notify shareholders if there is a change of sub-advisor or terms of the sub-advisory agreement.

Prior Performance Record of Dresdner RCM Global Investors LLC


The Large-Cap Growth Fund commenced operations on October 31, 2001, and therefore has only one complete calendar year of performance to report. You may find it useful to see a composite of historical performance information relating to all accounts managed by the sub-advisor that have substantially similar (but not identical) investment objectives, policies, strategies, and risk to the Large-Cap Growth Fund. There are no material differences between the way that the sub-advisor currently manages these accounts and the way it manages the Large-Cap Growth Fund. The composite data provided in the following table is intended to illustrate the past performance of the sub-advisor in managing similar accounts as measured against a specified market index. Neither the Fund, nor SAM, nor their independent auditor have independently verified the accuracy of the composite data.


The performance information shown for the sub-advisor's composite accounts does not represent performance of the Large-Cap Growth Fund, nor does it indicate future performance results of the Fund or of the sub-advisor. The Fund's fees and expenses reduce performance and may be higher or lower than the fees and expenses reflected in the composite data that follows.


Average Annual Total Returns as of December 31, 2002*
                                           1 year  5 years 10 years

Dresdner RCM Large Cap Select Composite/1/
(net of fees)                              -26.49%  1.21%   9.84%



  * Average total returns for the Dresdner RCM Large Cap Select Composite are not intended to predict or suggest the returns that might be experienced by the Large-Cap Growth Fund, or an individual investing in the Fund. The Composite is for reference only, does not mirror the Fund's investments, and reflects no deduction for all actual Fund fees and expenses or taxes.



/1/ The sub-advisor's performance information reflects average total return over the stated period of time. "Total return" shows how much an investment has increased (decreased) and includes capital appreciation and income. Returns are calculated by linking monthly total return data on a compounded basis for the relevant number of months and annualizing the result over the equivalent number of years. The sub-advisor's Composite includes all actual, fee-paying, discretionary accounts managed by the sub-advisor with investment objectives, policies, strategies, and risk substantially similar to those of the Fund. Composite returns are reduced by the actual investment management fee and expenses charged to those accounts included in the Composite. To the extent the Fund's expenses are higher than account expenses, if the Fund's expenses had been applied, performance of accounts in the Composite would have been lower.


    The sub-advisor's performance is calculated in accordance with Performance Presentation Standards of the Association for Investment Management and Research (AIMR). AIMR's method of calculating performance differs from that of the Securities and Exchange Commission, which could result in different performance data.

    Performance figures for the sub-advisor do not reflect all of the sub-advisor's assets under management and advice. The results presented above may not necessarily equate with the returns experienced by any particular account as a result of the timing of investments and redemptions.


    The private accounts contained in the Composite are not subject to certain investment limitations, diversification requirements, and other restrictions imposed by the Investment Company Act of 1940, as amended, and the Internal Revenue Code, which, if applicable, may have adversely affected the performance results of the private accounts.


    As of December 31, 2002, the Dresdner RCM Large Cap Select Composite included 96 accounts with aggregate assets of $9.3 billion.


Financial Highlights


Performance for the Funds is shown in the Financial Highlights tables. These tables are intended to help you understand the Funds' financial performance for the past five years (or, if shorter, since commencement of their operations). Certain information reflects financial results for a single Fund share. The total returns in the tables reflect the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). Except for the financial information for the sixth month period ended June 30, 2003, the information in the Financial Highlights tables has been audited by Ernst & Young LLP, the Funds' independent auditor, whose report, along with the Funds' financial statements, is incorporated by reference in the Statement of Additional Information, which is available upon request.


SAFECO  MUTUAL  FUNDS                                            1-800-624-5711

Safeco Large-Cap Value Fund
(formerly Safeco Dividend Income Fund)
(For an Investor Class Share Outstanding Throughout the Period)



                                          (Unaudited)
                                           Six-Month
                                          Period Ended
                                            June 30            For the Year Ended December 31
                                              2003       2002      2001      2000      1999     1998

Net Asset Value at Beginning of Period        $15.29     $18.82    $20.58    $22.39    $23.47   $23.89

Income (Loss) From Investment
Operations
 Net Investment Income                          0.11       0.27      0.30      0.38      0.50     0.64
 Net Realized and Unrealized Gain (Loss)
 on Investments                                 1.10    (3.53)+    (1.76)    (1.81)    (0.25)     0.86
------------------------------------------------------------------------------------------------------

 Total from Investment Operations               1.21     (3.26)    (1.46)    (1.43)      0.25     1.50

Less Distributions
 Dividends from Net Investment Income         (0.11)     (0.27)    (0.30)    (0.38)    (0.50)   (0.64)
 Distributions from Realized Gains                --         --        --        --    (0.83)   (1.28)
------------------------------------------------------------------------------------------------------

 Total Distributions                          (0.11)     (0.27)    (0.30)    (0.38)    (1.33)   (1.92)
------------------------------------------------------------------------------------------------------

Net Asset Value at End of Period              $16.39     $15.29    $18.82    $20.58    $22.39   $23.47
------------------------------------------------------------------------------------------------------

Total Return                                  7.96%*    (17.40%)   (7.06%)   (6.36%)    1.17%    6.31%

Net Assets at End of Period (000's)         $137,371   $132,467  $177,920  $217,053  $303,537 $399,279

Ratios to Average Net Assets:
 Gross Expenses                              1.15%**      1.11%     1.08%     1.07%     0.99%    0.82%
 Net Expenses                                1.10%**      1.10%     1.08%     1.07%     0.99%    0.82%
 Net Investment Income                       1.45%**      1.54%     1.57%     1.80%     2.18%    2.54%

Portfolio Turnover Rate                        27%**        17%       58%       45%       42%      46%


*  Not annualized.
** Annualized.
+ Includes $0.07 related to payment by affiliate. See the Fund's 2002 Annual Report for details.

Safeco Core Equity Fund
(formerly Safeco Equity Fund)
(For an Investor Class Share Outstanding Throughout the Period)



                                    (Unaudited)
                                     Six-Month
                                    Period Ended
                                      June 30                For the Year Ended December 31
                                        2003       2002       2001        2000        1999       1998

Net Asset Value at Beginning of
Period                                  $13.54     $18.54      $20.65      $24.02      $23.25     $19.54

Income (Loss) From Investment
Operations
 Net Investment Income                    0.05       0.12        0.10        0.13        0.18       0.21
 Net Realized and Unrealized Gain
 (Loss) on Investments                    1.45     (5.00)      (2.11)      (2.76)        2.00       4.64
--------------------------------------------------------------------------------------------------------

 Total from Investment Operations         1.50     (4.88)      (2.01)      (2.63)        2.18       4.85

Less Distributions
 Dividends from Net Investment
 Income                                 (0.05)     (0.12)      (0.10)      (0.13)      (0.18)     (0.21)
 Distributions from Realized Gains          --         --          --      (0.61)      (1.23)     (0.93)
--------------------------------------------------------------------------------------------------------

 Total Distributions                    (0.05)     (0.12)      (0.10)      (0.74)      (1.41)     (1.14)
--------------------------------------------------------------------------------------------------------

Net Asset Value at End of Period        $14.99     $13.54      $18.54      $20.65      $24.02     $23.25
--------------------------------------------------------------------------------------------------------

Total Return                           11.15%*    (26.33%)     (9.72%)    (10.97%)      9.37%     24.93%

Net Assets at End of Period (000's)   $683,435   $658,585  $1,083,035  $1,419,589  $2,147,299 $2,024,877

Ratios to Average Net Assets:
 Expenses                              1.08%**      1.01%       0.94%       0.89%       0.83%      0.74%
 Net Expenses                          1.07%**      1.01%       0.94%       0.89%       0.83%      0.74%
 Net Investment Income                 0.79%**      0.77%       0.53%       0.57%       0.73%      0.99%

Portfolio Turnover Rate                  36%**        45%         31%         35%         34%        33%


*  Not annualized.
** Annualized.

Safeco Large-Cap Growth Fund
(formerly Safeco U.S. Growth Fund)
(For an Investor Class Share Outstanding Throughout the Period)



                                                         (Unaudited)              October 31, 2001
                                                          Six-Month     For the     (Commencement
                                                         Period Ended Year Ended  of Operations) to
                                                           June 30    December 31    December 31
                                                             2003        2002           2001

Net Asset Value at Beginning of Period                       $7.74      $10.64         $10.00

Income (Loss) From Investment Operations
 Net Investment Income (Loss)                                   --       (0.02)            --
 Net Realized and Unrealized Gain (Loss) on Investments       0.71       (2.84)          0.64
---------------------------------------------------------------------------------------------------

 Total from Investment Operations                             0.71       (2.86)          0.64

Less Distributions
 Dividends from Net Investment Income                           --       (0.02)            --
 Distributions from Realized Gains                              --       (0.02)            --
---------------------------------------------------------------------------------------------------

 Total Distributions                                            --       (0.04)            --
---------------------------------------------------------------------------------------------------

Net Asset Value at End of Period                             $8.45       $7.74         $10.64
---------------------------------------------------------------------------------------------------

Total Return                                                  9.17%*    (26.95%)         6.40%*

Net Assets at End of Period (000's)                         $2,482      $2,083         $2,372

Ratios to Average Net Assets:
 Gross Expenses                                               2.51%**     3.51%          4.29%**
 Net Expenses                                                 1.15%**     1.40%          1.40%**
 Net Investment Income (Loss)                                 0.10%**    (0.55%)        (0.28%)**

Portfolio Turnover Rate                                         36%**       29%             2%**


*  Not annualized.
** Annualized.

Safeco Multi-Cap Core Fund
(formerly Safeco Northwest Fund)
(For an Investor Class Share Outstanding Throughout the Period)



                                             (Unaudited)
                                              Six-Month
                                             Period Ended
                                               June 30              For the Year Ended December 31
                                                 2003       2002      2001       2000      1999      1998

Net Asset Value at Beginning of Period          $14.31     $18.86    $21.25     $25.33    $17.73    $17.31

Income (Loss) From Investment Operations
 Net Investment Income (Loss)                     0.01      (0.03)    (0.03)     (0.11)    (0.10)    (0.09)
 Net Realized and Unrealized Gain (Loss) on
 Investments                                      3.00      (4.52)    (2.36)     (3.97)     9.71      0.70
------------------------------------------------------------------------------------------------------------

 Total from Investment Operations                 3.01      (4.55)    (2.39)     (4.08)     9.61      0.61

Less Distributions
 Distributions from Realized Gains                  --         --        --         --     (2.01)    (0.19)
------------------------------------------------------------------------------------------------------------

Net Asset Value at End of Period                $17.32     $14.31    $18.86     $21.25    $25.33    $17.73
------------------------------------------------------------------------------------------------------------

Total Return                                     21.03%*   (24.13%)  (11.25%)   (16.11%)   54.25%     3.50%

Net Assets at End of Period (000's)            $67,425    $57,624   $85,290   $108,113   $97,534   $63,594

Ratios to Average Net Assets:
 Gross Expenses                                   1.26%**    1.24%     1.21%      1.11%     1.17%     1.12%
 Net Expenses                                     1.10%**    1.10%     1.10%      1.10%     1.10%     1.12%
 Net Investment Income (Loss)                     0.06%**   (0.15%)   (0.15%)    (0.45%)   (0.54%)   (0.49%)

Portfolio Turnover Rate                             15%**      15%       50%        36%       49%       50%


*  Not annualized.
** Annualized.

Safeco Small-Cap Value Fund
(formerly Safeco Small Company Value Fund)
(For an Investor Class Share Outstanding Throughout the Period)



                                             (Unaudited)
                                              Six-Month
                                             Period Ended
                                               June 30             For the Year Ended December 31
                                                 2003       2002      2001     2000      1999      1998

Net Asset Value at Beginning of Period          $13.21     $13.78    $11.77   $12.73    $11.16    $14.23

Income (Loss) From Investment Operations
 Net Investment Income (Loss)                     0.05       0.05      0.13    (0.02)    (0.06)    (0.06)
 Net Realized and Unrealized Gain (Loss) on
 Investments                                      2.23      (0.57)     2.01    (0.94)     1.63     (3.01)
----------------------------------------------------------------------------------------------------------

 Total from Investment Operations                 2.28      (0.52)     2.14    (0.96)     1.57     (3.07)

Less Distributions
 Dividends from Net Investment Income               --      (0.05)    (0.13)      --        --        --
----------------------------------------------------------------------------------------------------------

Net Asset Value at End of Period                $15.49     $13.21    $13.78   $11.77    $12.73    $11.16
----------------------------------------------------------------------------------------------------------

Total Return                                     17.26%*    (3.76%)   18.20%   (7.54%)   14.07%   (21.57%)

Net Assets at End of Period (000's)            $48,215    $37,733   $29,643  $22,477   $28,319   $35,162

Ratios to Average Net Assets:
 Gross Expenses                                   1.43%**    1.42%     1.48%    1.41%     1.44%     1.28%
 Net Expenses                                     1.15%**    1.15%     1.19%    1.15%     1.20%     1.28%
 Net Investment Income (Loss)                     0.78%**    0.44%     1.01%   (0.13%)   (0.49%)   (0.49%)

Portfolio Turnover Rate                             50%**      54%      141%     107%      117%       90%


*  Not annualized.
** Annualized.

Safeco Growth Opportunities Fund
(For an Investor Class Share Outstanding Throughout the Period)



                                             (Unaudited)
                                              Six-Month
                                             Period Ended
                                               June 30                   For the Year Ended December 31
                                                 2003          2002       2001       2000       1999        1998

Net Asset Value at Beginning of Period           $17.19       $27.25     $22.33     $23.30     $22.70       $22.45

Income (Loss) From Investment Operations
 Net Investment Loss                              (0.04)       (0.22)     (0.16)     (0.19)     (0.16)       (0.01)
 Net Realized and Unrealized Gain (Loss) on
 Investments                                       3.05        (9.86)+     5.08      (0.78)      0.76         0.99
--------------------------------------------------------------------------------------------------------------------

 Total from Investment Operations                  3.01       (10.08)      4.92      (0.97)      0.60         0.98

Redemption Fees                                      --         0.02         --         --         --           --

Less Distributions
 Distributions from Realized Gains                   --           --         --         --         --        (0.73)
--------------------------------------------------------------------------------------------------------------------

Net Asset Value at End of Period                 $20.20       $17.19     $27.25     $22.33     $23.30       $22.70
--------------------------------------------------------------------------------------------------------------------

Total Return                                      17.51%*     (36.92%)    22.03%     (4.16%)     2.64%        4.37%

Net Assets at End of Period (000's)            $450,951     $413,147   $829,052   $637,557   $815,041   $1,394,225

Ratios to Average Net Assets:
 Gross Expenses                                    1.20%**      1.09%      1.03%      1.05%      1.07%        0.77%
 Net Expenses                                      1.08%**      1.08%      1.03%      1.05%      1.02%        0.77%
 Net Investment Loss                              (0.51%)**    (0.91%)    (0.71%)    (0.74%)    (0.57%)      (0.06%)

Portfolio Turnover Rate                              55%**        37%        65%        63%        38%          55%


*  Not annualized.
** Annualized.
+ Includes $0.10 related to payment by affiliate. See the Fund's 2002 Annual Report for details.

Safeco Balanced Fund
(For an Investor Class Share Outstanding Throughout the Period)



                                             (Unaudited)
                                              Six-Month
                                             Period Ended
                                               June 30            For the Year Ended December 31
                                                 2003       2002      2001      2000     1999     1998

Net Asset Value at Beginning of Period          $10.36     $11.69    $12.06    $11.81   $12.22   $11.61

Income (Loss) From Investment Operations
 Net Investment Income                            0.13       0.29      0.33      0.34     0.31     0.32
 Net Realized and Unrealized Gain (Loss) on
 Investments                                      0.63      (1.31)    (0.37)     0.25    (0.18)    1.12
--------------------------------------------------------------------------------------------------------

 Total from Investment Operations                 0.76      (1.02)    (0.04)     0.59     0.13     1.44

Less Distributions
 Dividends from Net Investment Income            (0.13)     (0.31)    (0.33)    (0.34)   (0.31)   (0.32)
 Distributions from Realized Gains                  --         --        --        --    (0.23)   (0.51)
--------------------------------------------------------------------------------------------------------

 Total Distributions                             (0.13)     (0.31)    (0.33)    (0.34)   (0.54)   (0.83)
--------------------------------------------------------------------------------------------------------

Net Asset Value at End of Period                $10.99     $10.36    $11.69    $12.06   $11.81   $12.22
--------------------------------------------------------------------------------------------------------

Total Return                                      7.42%*    (8.74%)   (0.29%)    5.09%    1.05%   12.56%

Net Assets at End of Period (000's)            $14,723    $13,588   $14,736   $14,816  $18,008  $19,137

Ratios to Average Net Assets:
 Gross Expenses                                   1.40%**    1.47%     1.49%     1.43%    1.33%    1.17%
 Net Expenses                                     1.10%**    1.10%     1.10%     1.10%    1.14%    1.17%
 Net Investment Income                            2.52%**    2.67%     2.82%     2.83%    2.51%    2.74%

Portfolio Turnover Rate                             37%**      59%       75%       63%      95%      75%


*  Not annualized.
** Annualized.

Safeco International Stock Fund
(For an Investor Class Share Outstanding Throughout the Period)



                                             (Unaudited)
                                              Six-Month
                                             Period Ended
                                               June 30            For the Year Ended December 31
                                                 2003       2002      2001      2000      1999     1998

Net Asset Value at Beginning of Period           $8.43     $10.54    $14.24    $16.95    $13.14   $11.50

Income (Loss) From Investment Operations
 Net Investment Income                            0.10       0.08      0.06      0.08      0.03     0.01
 Net Realized and Unrealized Gain (Loss) on
 Investments and Foreign Currency                 0.40      (2.13)    (3.65)    (1.94)     3.78     1.63
---------------------------------------------------------------------------------------------------------

 Total from Investment Operations                 0.50      (2.05)    (3.59)    (1.86)     3.81     1.64

Redemption Fees                                   0.01       0.03      0.14        --        --       --

Less Distributions
 Dividends from Net Investment Income               --      (0.09)    (0.25)    (0.08)       --       --
 Distributions from Realized Gains                  --         --        --     (0.77)       --       --
---------------------------------------------------------------------------------------------------------

 Total Distributions                                --      (0.09)    (0.25)    (0.85)       --       --
---------------------------------------------------------------------------------------------------------

Net Asset Value at End of Period                 $8.94      $8.43    $10.54    $14.24    $16.95   $13.14
---------------------------------------------------------------------------------------------------------

Total Return                                      6.05%*   (19.12%)  (24.30%)  (10.95%)   29.00%   14.26%

Net Assets at End of Period (000's)            $19,574    $18,241   $23,398   $33,019   $36,967  $22,111

Ratios to Average Net Assets:
 Gross Expenses                                   2.10%**    2.09%     2.08%     1.79%     1.72%    1.79%
 Net Expenses                                     1.40%**    1.40%     1.46%     1.40%     1.69%    1.62%
 Net Investment Income                            2.49%**    0.86%     0.46%     0.23%     0.21%    0.14%

Portfolio Turnover Rate                             52%**      16%      163%       33%       24%      26%


*  Not annualized.
** Annualized.

Safeco Municipal Bond Fund
(For an Investor Class Share Outstanding Throughout the Period)




                                          (Unaudited)
                                           Six-Month
                                          Period Ended
                                            June 30           For the Year Ended December 31
                                              2003       2002     2001     2000     1999      1998

Net Asset Value at Beginning of Period        $14.45     $13.97   $13.96   $12.89   $14.45    $14.52

Income from Investment Operations
 Net Investment Income                          0.35       0.71     0.71     0.70     0.69      0.73
 Net Realized and Unrealized Gain (Loss)
 on Investments                                 0.31       0.69     0.02     1.07   (1.56)      0.17
----------------------------------------------------------------------------------------------------

 Total from Investment Operations               0.66       1.40     0.73     1.77   (0.87)      0.90

Less Distributions
 Dividends from Net Investment Income         (0.33)     (0.69)   (0.69)   (0.70)   (0.69)    (0.73)
 Distributions from Realized Gains            (0.08)     (0.23)   (0.03)       --       --    (0.24)
----------------------------------------------------------------------------------------------------
 Total Distributions                          (0.41)     (0.92)   (0.72)   (0.70)   (0.69)    (0.97)
----------------------------------------------------------------------------------------------------

Net Asset Value at End of Period              $14.70     $14.45   $13.97   $13.96   $12.89    $14.45
----------------------------------------------------------------------------------------------------

Total Return                                  4.61%*     10.33%    5.30%   14.17%   (6.18%)    6.35%

Net Assets at End of Period (000's)         $581,546   $569,484 $533,803 $499,831 $470,267  $539,860

Ratios to Average Net Assets:
 Expenses                                    0.60%**      0.61%    0.62%    0.62%    0.60%     0.51%
 Net Investment Income                       4.82%**      4.91%    5.01%    5.27%    5.04%     5.01%

Portfolio Turnover Rate                        23%**        19%       9%      32%      17%       21%


* Not annualized.
** Annualized.

Safeco Intermediate-Term Municipal Bond Fund
(For an Investor Class Share Outstanding Throughout the Period)




                                             (Unaudited)
                                              Six-Month
                                             Period Ended
                                               June 30           For the Year Ended December 31
                                                 2003       2002     2001     2000     1999      1998

Net Asset Value at Beginning of Period          $11.10     $10.73   $10.76   $10.46   $11.02    $10.92

Income (Loss) from Investment Operations
 Net Investment Income                            0.21       0.42     0.44     0.45     0.45      0.47
 Net Realized and Unrealized Gain (Loss) on
 Investments                                      0.23       0.52     0.05     0.31    (0.54)     0.10
-------------------------------------------------------------------------------------------------------

 Total from Investment Operations                 0.44       0.94     0.49     0.76    (0.09)     0.57

Less Distributions
 Dividends from Net Investment Income            (0.21)     (0.42)   (0.44)   (0.45)   (0.45)    (0.47)
 Distributions from Realized Gains                  --      (0.15)   (0.08)   (0.01)   (0.02)       --
-------------------------------------------------------------------------------------------------------

 Total Distributions                             (0.21)     (0.57)   (0.52)   (0.46)   (0.47)    (0.47)
-------------------------------------------------------------------------------------------------------

Net Asset Value at End of Period                $11.33     $11.10   $10.73   $10.76   $10.46    $11.02
-------------------------------------------------------------------------------------------------------

Total Return                                      3.98%*     8.89%    4.53%    7.44%   (0.84%)    5.33%

Net Assets at End of Period (000's)            $16,679    $16,587  $15,223  $13,896  $14,607   $15,487

Ratios to Average Net Assets:
 Gross Expenses                                   0.98%**    0.99%    0.96%    0.97%    0.92%     0.83%
 Net Expenses                                     0.70%**    0.90%    0.90%    0.90%    0.86%     0.83%
 Net Investment Income                            3.75%**    3.77%    4.01%    4.27%    4.18%     4.25%

Portfolio Turnover Rate                             33%**      24%      22%      16%      11%        4%


*  Not annualized.
** Annualized.

Safeco California Tax-Free Income Fund
(For an Investor Class Share Outstanding Throughout the Period)



                                             (Unaudited)
                                              Six-Month
                                             Period Ended
                                               June 30            For the Year Ended December 31
                                                 2003       2002     2001     2000      1999      1998

Net Asset Value at Beginning of Period          $12.67     $12.39   $12.49    $11.04   $12.74     $12.93

Income from Investment Operations
 Net Investment Income                            0.29       0.61     0.62      0.56     0.56       0.60
 Net Realized and Unrealized Gain (Loss) on
 Investments                                      0.25       0.44    (0.11)     1.45    (1.70)      0.18
---------------------------------------------------------------------------------------------------------

 Total from Investment Operations                 0.54       1.05     0.51      2.01    (1.14)      0.78

Less Distributions
 Dividends from Net Investment Income            (0.28)     (0.55)   (0.61)    (0.56)   (0.56)     (0.60)
 Distributions in Excess of Net Investment
 Income                                             --      (0.04)      --        --       --         --
 Distributions from Realized Gains               (0.02)     (0.18)      --        --       --      (0.37)
---------------------------------------------------------------------------------------------------------

 Total Distributions                             (0.30)     (0.77)   (0.61)    (0.56)   (0.56)     (0.97)
---------------------------------------------------------------------------------------------------------

Net Asset Value at End of Period                $12.91     $12.67   $12.39    $12.49   $11.04     $12.74
---------------------------------------------------------------------------------------------------------

Total Return                                      4.34%*     8.76%    4.12%    18.79%   (9.18%)     6.19%

Net Assets at End of Period (000's)            $92,479    $93,293  $90,165  $104,988  $85,782   $112,457

Ratios to Average Net Assets:
 Gross Expenses                                   0.73%**    0.73%    0.75%     0.74%    0.74%      0.68%
 Net Expenses                                     0.63%**    0.73%    0.75%     0.74%    0.74%      0.68%
 Net Investment Income                            4.67%**    4.57%    4.98%     4.85%    4.66%      4.60%

Portfolio Turnover Rate                             13%**      25%      32%       26%      25%        39%


*  Not annualized.
** Annualized.

Safeco Intermediate-Term U.S. Government Fund
(formerly SAFECO U.S. Government Fund)
(For an Investor Class Share Outstanding Throughout the Period)



                                             (Unaudited)
                                              Six-Month
                                             Period Ended
                                               June 30           For the Year Ended December 31
                                                 2003       2002     2001     2000     1999     1998

Net Asset Value at Beginning of Period           $9.88      $9.47    $9.35    $9.10    $9.64    $9.57

Income from Investment Operations
 Net Investment Income                            0.19       0.46     0.55     0.59     0.55     0.57
 Net Realized and Unrealized Gain (Loss) on
 Investments                                      0.03       0.45     0.12     0.25    (0.54)    0.07
------------------------------------------------------------------------------------------------------

 Total from Investment Operations                 0.22       0.91     0.67     0.84     0.01     0.64

Less Distributions
 Dividends from Net Investment Income            (0.22)     (0.50)   (0.55)   (0.59)   (0.55)   (0.57)
------------------------------------------------------------------------------------------------------
 Net Asset Value at End of Period                $9.88      $9.88    $9.47    $9.35    $9.10    $9.64
------------------------------------------------------------------------------------------------------

 Total Return                                     2.31%*     9.84%    7.29%    9.50%    0.16%    6.84%

Net Assets at End of Period (000's)            $53,723    $55,644  $45,218  $37,564  $39,449  $42,145

Ratios to Average Net Assets:
 Gross Expenses                                   0.95%**    0.93%    0.98%    1.05%    0.98%    0.94%
 Net Expenses                                     0.74%**    0.93%    0.95%    0.95%    0.94%    0.94%
 Net Investment Income                            4.11%**    4.67%    5.74%    6.43%    5.92%    5.90%

Portfolio Turnover Rate                             97%**      63%      63%     160%     133%     105%


*  Not annualized.
** Annualized.

Safeco Intermediate-Term Bond Fund
(formerly SAFECO Managed Bond Fund)
(For an Investor Class Share Outstanding Throughout the Period)



                                             (Unaudited)
                                              Six-Month
                                             Period Ended
                                               June 30         For the Year Ended December 31
                                                 2003      2002    2001    2000     1999    1998

Net Asset Value at Beginning of Period           $8.58     $8.41   $8.30   $7.90   $8.64    $8.60

Income from Investment Operations
 Net Investment Income                            0.17      0.41    0.46    0.48    0.41     0.42
 Net Realized and Unrealized Gain (Loss) on
 Investments                                      0.14      0.20    0.11    0.40   (0.74)    0.29
--------------------------------------------------------------------------------------------------

 Total from Investment Operations                 0.31      0.61    0.57    0.88   (0.33)    0.71

Less Distributions
 Dividends from Net Investment Income            (0.18)    (0.44)  (0.46)  (0.48)  (0.41)   (0.42)
 Distributions from Realized Gains                  --        --      --      --      --    (0.25)
--------------------------------------------------------------------------------------------------

 Total Distributions                             (0.18)    (0.44)  (0.46)  (0.48)  (0.41)   (0.67)
--------------------------------------------------------------------------------------------------

Net Asset Value at End of Period                 $8.71     $8.58   $8.41   $8.30   $7.90    $8.64
--------------------------------------------------------------------------------------------------

Total Return                                      3.70%*    7.44%   6.95%  11.57%  (3.82%)   8.43%

Net Assets at End of Period (000's)             $8,480    $8,218  $7,295  $5,956  $6,781   $6,757

Ratios to Average Net Assets:
 Gross Expenses                                   1.43%**   1.51%   1.59%   1.63%   1.41%    1.16%
 Net Expenses                                     0.74%**   0.90%   0.90%   0.90%   0.94%    1.16%
 Net Investment Income                            4.02%**   4.76%   5.41%   6.01%   5.10%    4.79%

Portfolio Turnover Rate                             61%**     93%    126%    102%    147%     133%


*  Not annualized.
** Annualized.

Safeco High-Yield Bond Fund
(For an Investor Class Share Outstanding Throughout the Period)



                                             (Unaudited)
                                              Six-Month
                                             Period Ended
                                               June 30            For the Year Ended December 31
                                                 2003       2002      2001      2000      1999     1998

Net Asset Value at Beginning of Period           $4.89      $6.51     $7.26     $8.38     $8.78    $9.13

Income from Investment Operations
 Net Investment Income                            0.23       0.52      0.61      0.69      0.71     0.74
 Net Realized and Unrealized Gain (Loss) on
 Investments                                      0.66      (1.64)    (0.75)    (1.12)    (0.40)   (0.35)
---------------------------------------------------------------------------------------------------------

 Total from Investment Operations                 0.89      (1.12)    (0.14)    (0.43)     0.31     0.39

Redemption Fees                                     --       0.01        --        --        --       --

Less Distributions
 Dividends from Net Investment Income            (0.24)     (0.51)    (0.61)    (0.69)    (0.71)   (0.74)
---------------------------------------------------------------------------------------------------------

Net Asset Value at End of Period                 $5.54      $4.89     $6.51     $7.26     $8.38    $8.78
---------------------------------------------------------------------------------------------------------

Total Return                                     18.54%*   (17.47%)   (2.05%)   (5.52%)    3.74%    4.45%

Net Assets at End of Period (000's)            $41,671    $32,647   $51,454   $54,540   $73,004  $79,696

Ratios to Average Net Assets:
 Gross Expenses                                   1.23%**    1.28%     1.14%     1.13%     0.99%    0.92%
 Net Expenses                                     0.90%**    1.06%     1.07%     1.05%     0.95%    0.92%
 Net Investment Income                            9.20%**    9.27%     8.75%     8.63%     8.31%    8.26%

Portfolio Turnover Rate                            130%**     163%      185%       45%       71%      64%


*  Not annualized.
** Annualized.

Safeco Money Market Fund
(For an Investor Class Share Outstanding Throughout the Period)



                                       (Unaudited)
                                        Six-Month
                                       Period Ended
                                         June 30               For the Year Ended December 31
                                           2003         2002      2001      2000      1999      1998

Net Asset Value at Beginning of Period      $1.00       $1.00      $1.00     $1.00     $1.00     $1.00

Income from Investment Operations
 Net Investment Income                       0.01        0.01       0.04      0.06      0.05      0.05

Less Distributions
 Dividends from Net Investment Income       (0.01)      (0.01)     (0.04)    (0.06)    (0.05)    (0.05)
-------------------------------------------------------------------------------------------------------

Net Asset Value at End of Period            $1.00       $1.00      $1.00     $1.00     $1.00     $1.00
-------------------------------------------------------------------------------------------------------

Total Return                                 0.40%*      1.32%      3.75%     5.90%     4.65%     5.08%

Net Assets at End of Period (000's)      $435,386    $353,236   $227,142  $242,195  $240,459  $227,329

Ratios to Average Net Assets:
 Gross Expenses                              0.69%**     0.76%      0.92%     0.97%     0.95%     0.79%
 Net Expenses                                0.68%**     0.74%+     0.80%     0.80%     0.81%     0.79%
 Net Investment Income                       0.79%**     1.29%      3.71%     5.72%     4.55%     4.97%


*  Not annualized.
** Annualized.
+ Net of fee waiver. From March 7, 2002 through May 5, 2002 and from December 4, 2002 through December 31, 2002, Safeco Asset Management Company voluntarily waived 0.10% and 0.05%, respectively, of the Investment Advisory fee for the Fund. The waiver expired December 31, 2002.

Safeco Tax-Free Money Market Fund
(For an Investor Class Share Outstanding Throughout the Period)



                                       (Unaudited)
                                        Six-Month
                                       Period Ended
                                         June 30            For the Year Ended December 31
                                           2003       2002     2001     2000      1999      1998

Net Asset Value at Beginning of Period     $1.00      $1.00    $1.00    $1.00     $1.00     $1.00

Income from Investment Operations
 Net Investment Income                      0.00^      0.01     0.02     0.03      0.03      0.03

Less Distributions
 Dividends from Net Investment Income       0.00^     (0.01)   (0.02)   (0.03)    (0.03)    (0.03)
--------------------------------------------------------------------------------------------------

Net Asset Value at End of Period           $1.00      $1.00    $1.00    $1.00     $1.00     $1.00
--------------------------------------------------------------------------------------------------

Total Return                                0.29%*     0.97%    2.34%    3.52%     2.77%     3.07%

Net Assets at End of Period (000's)      $72,584    $75,954  $76,554  $73,934   $77,323   $77,457

Ratios to Average Net Assets:
 Expenses                                   0.75%**    0.75%    0.75%    0.73%+    0.70%+    0.63%
 Net Expenses                               0.65%**    0.75%    0.75%    0.71%     0.66%     0.63%
 Net Investment Income                      0.59%**    0.97%    2.31%    3.46%     2.72%     3.04%


*  Not annualized.
** Annualized.
+ Net of fee waiver by advisor. Absent the waiver, the ratio of expenses to average net assets would have been 0.73% and 0.70% for the year ended December 31, 2000 and 1999. The fee waiver expired on April 30, 2000.
^  Amounts are less than $0.005 per share.

Fund Distributions and Tax Considerations


The following information is provided to help you understand the dividends and capital gains you may earn from owning Fund shares as well as some of the federal taxes you may have to pay. This information is not complete and is not intended as tax advice. Distributions may be subject to foreign, state, and local taxes, even if they are not subject to federal income taxes. Generally no attempt is made to discuss foreign, state, or local tax laws or tax laws applicable to corporate shareholders or to shareholders that receive special tax treatment such as qualified retirement plan participants and certain trusts. Tax laws are subject to change. You should consult a competent tax advisor about your individual circumstances.


Distributions from a Fund. Dividends are distributions of a Fund's investment income, less expenses, and include dividends earned on stocks and interest income earned on bonds. Distributions of capital gains represent net profits that a Fund makes on portfolio securities that are sold for more than they originally cost.


The Large-Cap Value Fund, Core Equity Fund, and Balanced Fund intend to declare and pay dividends, if any, during the last month of each calendar quarter. The Large-Cap Growth Fund, Multi-Cap Core Fund, Small-Cap Value Fund, Growth Opportunities Fund, and International Stock Fund intend to declare and pay dividends, if any, annually in December. The Municipal Bond Fund, Intermediate-Term Municipal Bond Fund, California Tax-Free Income Fund, Intermediate-Term U.S. Government Fund, Intermediate-Term Bond Fund, High-Yield Bond Fund, Money Market Fund, and Tax-Free Money Market Fund intend to declare dividends, if any, each business day and pay them monthly. All Funds (except the Money Market Funds) pay capital gains distributions and special dividends, if any, in March and December.


Dividends and other distributions paid by a Fund on the Investor Class and each other class of its shares are calculated at the same time and in the same manner.

Your shares become entitled to dividends on the next business day after you purchase them. If you redeem all your shares in any of the Bond Funds or Money Market Funds at any time during a month, you will receive all declared dividends through the date of redemption, together with the redemption proceeds.

Remember, distributions have the effect of reducing net asset value per share by the amount distributed.

Reinvesting Distributions. We automatically reinvest your dividends and capital gains distributions in additional shares of the distributing Fund unless you tell us in writing that you wish to receive them in cash. Retirement accounts must reinvest all dividends and other distributions unless the account owner is over age 59 1/2. The price of reinvested shares is the shares' market value on the date the distribution is made.

We may reinvest into your account any distribution checks that are returned to us as "undeliverable" or that remain outstanding for more than six months. This reinvestment will reflect the net asset value per share next computed after the check is cancelled. Subsequent distributions may also be reinvested.

Tax Considerations. Depending on which Fund you invest in, your dividends may be taxable or wholly or partly tax free; other distributions will be fully taxable, regardless of the Fund that makes them. If distributions are taxable, they are generally included in your taxable income for the year distributed, whether you reinvest them in additional shares of the distributing Fund or receive them in cash. Certain distributions made in January are taxable as if received in the prior December. Fund distributions reinvested in a retirement or other tax-qualified account are generally not taxable until you take money out and may be wholly or partly tax free.

You cannot control the timing of capital gains distributed by a Fund since it is the advisor who decides when to sell Fund holdings. When you redeem your shares of a Fund, or exchange Fund shares for shares of another Fund, you may also realize a capital gain or loss.


Taxable dividends and distributions of net short-term capital gains are generally taxed as ordinary income (in the case of certain qualifying dividends paid by a Fund (generally consisting of dividends that a Fund has received from domestic and certain foreign corporations), those dividends are taxed at reduced rates under recent federal tax legislation). Distributions of a Fund's net profits from the sale of securities are generally taxed as long-term capital gains. Long-term capital gains treatment depends on how long a Fund held the securities that generated the gain, not on how long you have been invested in the Fund.


If you purchase shares shortly before a Fund pays a taxable dividend or other distribution, you will pay the full price for the shares, then receive part of the share price back as a taxable distribution, even though the distribution represents a partial return of your capital.

If the International Stock Fund pays nonrefundable taxes to foreign governments, those taxes will reduce the Fund's dividends, but will still be included in your taxable income. However, you may be able to claim an offsetting credit or deduction on your tax return for your share of those taxes.


Redeeming or exchanging Fund shares that are worth more than you paid for them may give you capital gains that are taxed as long-term or short-term capital gains depending on how long you held (or are treated as holding) your shares in the Fund. Consult your tax advisor for current capital gains and federal income tax rates.


If you redeem Fund shares at a loss, that loss may not be deductible if you purchase shares of the same Fund, regardless of class, within 30 days before or after the redemption. The amount of the non-deductible loss may increase the basis of the newly purchased shares.


We will notify you annually of the amount and nature of Fund distributions. You or your tax advisor should keep track of your transactions and any resulting gain or loss. If you do redeem Fund shares for a loss, you may be able to use this capital loss to offset any capital gains you have.


For regular, non-qualified accounts, we generally do not withhold taxes when you receive Fund distributions or redeem shares if you have certified that the tax identification number you gave us is correct and that you are otherwise not subject to federal backup withholding.

Special Considerations. States generally treat distributions of interest on U.S. Treasury securities and other direct obligations of the U.S. government as tax-free income. However, this treatment may depend on a Fund's owning a certain minimum percentage of these securities. The Intermediate-Term U.S. Government Fund may invest a portion of its portfolio in these securities.

Each of the tax-exempt Funds pay dividends that are exempt from federal income tax. However, certain Fund distributions may be taxable, including any portion of dividends representing net capital gains and income derived from certain bonds bought below their issue price (at a discount). The tax-exempt Funds typically buy discount bonds as part of a call protection strategy.

If you purchase shares of a tax-exempt Fund and redeem them at a loss within six months, you may deduct only the amount of the loss that exceeds the amount of dividends from tax-exempt interest that you received during that period.

If you receive Social Security or railroad retirement benefits, you may need to include tax-free Fund distributions as part of your income when determining any federal income tax that may be due on those benefits.

The California Tax-Free Income Fund pays dividends that are exempt from California state personal income taxes. Certain situations, in addition to those above, may result in taxable income, however. For example, the redemption or exchange of Fund shares may result in capital gain or loss for California income tax purposes. The tax exemption for interest income from California municipal bonds does not apply to most corporate shareholders.

Qualified Retirement Plans and Accounts

The Funds (other than the tax-exempt Funds) may be used as investment vehicles for a variety of qualified retirement plans and accounts for individuals, businesses, and nonprofit organizations that provide tax-favored saving for education or retirement. The annual contribution limits and other requirements for these accounts are subject to change. It is important that you read plan and/or account documents carefully and consult your personal tax advisor before contributing money. Certain retirement accounts have an annual custodial fee of $5 per Fund up to a maximum of $10. The custodial fee is waived for retirement accounts with balances over $10,000.

Individual Retirement Accounts (IRAs). In the current year, individuals can generally contribute up to $3,000 to an IRA, ($3,500 if you are age 50 or older).

.. Traditional IRA. Depending on your earned income and other considerations, your contribution to a traditional IRA may be partially or fully tax deductible. You pay no tax on your IRA earnings until withdrawal.

.. Roth IRA. Although contributions to a Roth IRA are not tax deductible, earnings on your Roth IRA are tax free at withdrawal, if you meet certain requirements. Your ability to make a full contribution to a Roth IRA is based on your income level and filing status.

Education Savings Accounts. An Education Savings Account (formerly known as an "Education IRA") is a vehicle for saving for a child's higher education. Currently, up to $2,000 can be contributed to an Education Savings Account for the same beneficiary.

SAFECO  MUTUAL  FUNDS
                                                     www.safecoinvestorclass.com

Contributions to an Education Savings Account are not tax deductible, but earnings on the Education Savings Account are generally tax free if used to pay qualified education expenses. There are income limitations on who can contribute to an Education Savings Account. See your tax advisor for further details.

Simplified Employee Pension IRAs (SEP-IRAs). SEP-IRAs are qualified retirement plans for small businesses and self-employed individuals. SEP-IRAs have the same investment minimums as traditional IRAs.

Savings Incentive Match Plan For Employees IRAs (SIMPLE IRAs). SIMPLE IRAs are qualified retirement plans for small businesses and self-employed individuals. Contribution methods for a SIMPLE plan include employee deferrals, employer matching contributions, and employer non-elective contributions. Minimum investment amounts are negotiable.

403(b)(7) Plans. 403(b)(7) plans are qualified retirement plans for certain tax-exempt organizations and school systems to which both employers and employees may contribute. Minimum investment amounts are negotiable.

401(k) Plans. 401(k) plans allow employers and employees to make tax-advantaged contributions to a retirement account. Minimum investment amounts are negotiable.

Profit Sharing and Money Purchase Pension Plans. Profit Sharing and Money Purchase Pension Plans allow corporations, partnerships, and self-employed persons to make annual, tax-deductible contributions to a retirement account for each person covered by the plan. A plan may be adopted individually or paired with another plan. Minimum investment amounts are negotiable.

For information about the above accounts and plans, please call us at 1-800-624-5711.

Your Account

Valuing Your Shares

The net asset value per share (NAV) of each Fund is generally determined as of the close of regular trading on the New York Stock Exchange (NYSE) (usually 4:00 p.m. Eastern time, 1:00 p.m. Pacific time) every day the NYSE is open. NAV is not determined on days that the NYSE is closed (including certain U.S. holidays). NAV is calculated by dividing the value of a Fund's net assets by the number of shares that are outstanding.

Each Fund's Board of Trustees has adopted procedures to value a Fund's portfolio securities, in general, based on market value.

We obtain market value information for each Fund's investment holdings from a pricing service. Values for equity portfolio securities listed on securities exchanges are based on the last reported sale price on the national exchange on which the securities are primarily traded, unless there are no transactions, in which case the value is based on the last reported bid price. Values for equity portfolio securities traded on the NASDAQ National Market System are based on the NASDAQ Official Closing Price, unless there are no transactions, in which case the value is based on the last reported bid price from NASDAQ. Values for fixed-income portfolio securities (other than short-term securities) are based on matrix pricing models that consider bid prices, quotations from dealers, transactions in comparable securities, and various relationships between securities. Short-term portfolio securities maturing within 60 days from the time of purchase are valued at amortized cost, which approximates market value.

If, between the time trading ends on a particular security or market and the close of the NYSE, events occur that materially affect the value of a security, a Fund may value the security at its fair value as determined in good faith by or under the supervision of its Board of Trustees.

To the extent that a Fund owns securities that trade in other markets on days when the NYSE is closed, the value of a Fund's assets may change on days when shareholders cannot purchase or redeem shares. In addition, trading in some of a Fund's assets may not occur on days when a Fund is open for business.

Each Money Market Fund, like most money market funds, values securities on the basis of amortized cost. Amortized cost valuation involves valuing a security at its cost and adding or subtracting any discount or premium (reflective of maturity), regardless of the impact of fluctuating interest rates on the market value of the security. This method minimizes the effect of changes in a security's market value and helps each Money Market Fund maintain a stable $1.00 share price.

Opening Your Account

To open an account, complete an account application and mail it to Safeco Mutual Funds with a check made payable to Safeco Mutual Funds for your initial purchase. If you are investing for a retirement account, complete and sign a retirement account application (note: you may not invest in tax-exempt Funds for a retirement account).

Before we open an account, we may be required to verify the identity of prospective account owners and/or authorized traders on an account. As part of our customer identification program, we may ask you to provide personal information on the application for all authorized persons on the account. In addition to name, this information includes date of birth, Social Security number (SSN) or individual taxpayer

SAFECO  MUTUAL  FUNDS                                            1-800-624-5711
identification number (ITIN), and residential street address. Safeco may use independent means to verify the accuracy of the information provided.

We reserve the right to reject an account application, close an existing account, or take such other steps that we deem necessary to comply with our customer identification program.

Safeco Mutual Funds are only open to U.S. citizens and resident aliens within the U.S. having a SSN or ITIN.

Transacting Business

BY MAIL:

You can apply for a new account or request account transactions by writing to Safeco Mutual Funds at the following address:

Safeco Mutual Funds
P.O. Box 219241
Kansas City, MO 64121-9241

For overnight/express delivery:
Safeco Mutual Funds
330 W. 9th Street
Kansas City, MO 64105-1514

BY WIRE:

If you have an account with Safeco Mutual Funds, you can request that your bank transmit U.S. funds by wire to the Funds' designated bank. In order to use this method, you must first call Safeco at 1-800-624-5711.

The wire must be received by the Funds' bank by the close of regular trading on the NYSE in order to receive that day's NAV. If we receive your purchase after the NYSE has closed for the day, the price you will pay is the NAV as of the next business day. You may be liable for any loss to a Fund resulting from the cancellation. Your bank should send wires to:

State Street Bank, Boston, MA
ABA #011000028
Account #99061905

Have your bank include with the wire, the account owner name and number of your Safeco Mutual Funds account and the name of the Fund in which you want to invest. Please note that your bank may charge a fee to wire funds. Safeco is not responsible for delays caused by inadequate wire instructions.


When redeeming shares, you may request that redemption proceeds be wired to your pre-established bank account. Safeco Mutual Funds currently charges a $20 fee to wire redemption proceeds (a higher charge applies to international wires, which may vary by country or dollar amount), and some banks charge a fee to receive a wire.


OVER THE INTERNET OR BY TELEPHONE:

Certain account transactions may be done over the Internet or by telephone. The range of transactions allowed under this option may vary by type of account. If you do this, you must be willing to assume the risk of any loss so long as we follow reasonable security procedures to verify your identity, such as requiring that you use a PIN (personal identification number) or provide certain personal information. Although we record calls for your protection and employ measures to prevent unauthorized account access, we cannot assure you that Internet or telephone activity will be completely secure or free of delays or malfunctions. Safeco Mutual Funds is not responsible for the negligence or wrongful acts of third parties.

For Internet transactions, visit the Safeco Mutual Funds Web site at www.safecoinvestorclass.com. For telephone transactions call 1-800-624-5711 to speak to a representative or use our Automated Services Line at 1-800-835-4391. Our Automated Services Line provides a menu of choices to conduct transactions and give you Fund price information, mailing and wiring instructions, and other Fund information.

If your securities dealer maintains an account for you and holds your Fund shares in its "street name," you must contact an investment professional at your securities dealer to place an order affecting your Fund shares.

During times of unusual market volatility, you may find it difficult to access Safeco Mutual Funds over the Internet or by telephone. We may suspend, limit, modify, or terminate Internet and telephone transaction privileges at any time without prior notice.

THROUGH A REGISTERED SECURITIES DEALER, REGISTERED INVESTMENT ADVISOR, BANK, OR OTHER FINANCIAL INSTITUTION:


You may purchase or redeem shares through various third-party intermediaries, including banks, brokers, and investment advisors. The intermediary may charge a fee for its services.


The Funds' transfer agent may pay securities dealers and other financial intermediaries a servicing fee for providing certain administrative services to qualified retirement plan and other institutional omnibus accounts, and the Funds' advisor may pay a portion of such fees from the advisor's own resources.

Purchasing, Redeeming, and Exchanging Shares


The price of one Fund share, whether you are purchasing, redeeming, or exchanging shares is its NAV next determined after the order is placed with a Fund or its agent. Orders must include any money required and sufficient instructions to complete your transaction. If we receive your purchase after the NYSE has closed for the day, the price you will pay is its NAV as of the next business day.


Unless your financial advisor maintains your account and holds your Fund shares in its "street name" in an omnibus account with Safeco Mutual Funds, we must have received a completed, signed account application and your money before we can conduct any transaction.

We and our authorized intermediaries reserve the right not to accept customer orders that are incomplete or unclear, and the intermediaries reserve the right to accept certain institutional customer orders conditioned on the understanding that the orders may later be rejected if they cannot be transmitted to us or processed in a timely manner.

Minimum purchase amounts vary by type of account and apply separately to each Fund. Current minimum amounts for the purchase of Fund shares are shown in the following table:


Minimum
Investment                        Additional
Amounts       Initial Additional  Investment
per Fund      Amount   Amounts   through AIM*
------------- ------- ---------- ------------

Regular
Accounts      $2,500     $100        $100
---------------------------------------------

UTMA
Accounts      $1,000     $100        $100
---------------------------------------------

Traditional &
Roth IRAs     $2,000     $100        $ 50
---------------------------------------------

Education
Savings
Accounts      $1,000     $100        $ 50

* Our Automatic Investment Method (AIM) allows you to make regular monthly purchases by authorizing us to withdraw a specific amount from your bank account and invest it in the Fund of your choice.

If you are an employer that uses group billing, you may establish a self-administered Payroll Deduction Plan in any Fund. Payroll deduction amounts are negotiable. For more information, call us at 1-800-624-5711.

We do not accept currency, credit card convenience checks, traveler's checks, or money orders, and can accept only checks and wires made payable to Safeco Mutual Funds and drawn in U.S. dollars on a U.S. bank account. We reserve the right to refuse any check, including third party checks. You will be charged a $12 service fee for every check or electronic funds transfer returned unpaid.

The Funds no longer issue share certificates. Shares are electronically recorded. To redeem existing certificated shares, you must submit the certificates to Safeco Mutual Funds along with a letter of instruction.

When the NYSE is closed or if trading is restricted or an emergency exists, you may not be able to purchase, redeem, or exchange Fund shares or we may delay paying your redemption proceeds. Also, if immediate payment could adversely affect a Fund, we may need to delay payment for up to seven days. Payment for shares you recently purchased by check or electronic transfer may be delayed until the check or electronic transfer clears, which may take up to 15 calendar days from the date of your purchase.

In addition to Investor Class, some of the Funds offer Class A, Class B, Class C, and Institutional Class shares that are offered in separate prospectuses. Because the Funds' separate share classes have different fees and expenses, their net investment performances will vary.

Authorizing Signatures. On your account application, you will be asked to specify the number of signatures required to authorize account changes and transactions. Please note that allowing fewer than all account owners to authorize account changes and transactions has important implications. For example, one owner of a joint account could redeem shares without the co-owner's signature. If you select fewer than all account owner signatures, you can revoke this instruction by sending a written request to Safeco Mutual Funds. Unless you indicate otherwise, we will require that all account owners sign any account change or transaction instructions.

We may require certified copies of supporting documents (e.g., death certificates and court orders) and a signature guarantee from a bank, credit union, or broker-dealer that participates in a STAMP Medallion Signature Guarantee program before we can process certain transactions and requests. A STAMP Medallion Signature Guarantee helps ensure that you have in fact authorized a transaction or change to your account. You can obtain a STAMP Medallion Signature

SAFECO  MUTUAL  FUNDS
                                                     www.safecoinvestorclass.com

Guarantee for a nominal fee from most banks, brokerage firms, and other financial institutions. We do not accept notarized signatures.

Purchasing Shares. You may purchase shares of a Fund only if it is qualified for purchase in the state where you live. If you do not designate the Fund(s) in which you want to invest, your money will be invested in the Money Market Fund. We reserve the right to refuse the purchase of shares.

You may purchase up to $50,000 in share value per day through electronic funds transfer from your bank account. Your bank may charge you a fee for this service.

Redeeming Shares. You can redeem (sell) your shares of the Funds at any time, subject to certain restrictions, in the same way that shares are purchased, including by mail, over the Internet or by telephone, or through certain intermediaries. Internet and telephone redemptions may not be available for retirement accounts.

The Multi-Cap Core Fund, Small-Cap Value Fund, Growth Opportunities Fund, International Stock Fund, Municipal Bond Fund, California Tax-Free Income Fund, Intermediate-Term U.S. Government Fund, and High-Yield Bond Fund will assess a 2.00% fee on redemptions (including exchanges) for shares held less than 90 days (not including shares acquired through reinvested distributions or contributions to employer-sponsored retirement plans). These fees will be paid directly to the Fund and are designed to offset the brokerage commissions, market impact, and other costs associated with fluctuations in the Fund's asset levels and cash flow caused by short-term shareholder trading. For purposes of determining the redemption fee, shares held the longest will be redeemed first.

Funds may require all account owner signatures, updated account registration, and bank account information. A STAMP Medallion Signature Guarantee is required if a redemption, including exchanges and transfers, is over $50,000, is made payable to someone other than an account owner, or is submitted in conjunction with an address update. We reserve the right to require a STAMP Medallion Signature Guarantee in other circumstances, without notice.

Generally, we will mail redemption checks on the next business day after the redemption date. Your money may be transferred directly to your bank account if you choose this service on your initial application or if you send us a written request. If you change your address by telephone or over the Internet you may not use those services to redeem shares for a period of 30 days. There is a $25 charge to place a stop payment on a check.

If you choose the Systematic Withdrawal Plan, a Fund will automatically redeem shares in your account and send you a monthly withdrawal check or will transfer money electronically to your bank. Your bank may charge you for this service. The minimum withdrawal for this service is $50 per Fund. For more information call 1-800-624-5711.

We may reinvest into your account any redemption checks that are returned to us as "undeliverable" or that remain outstanding for more than six months. This reinvestment will reflect the NAV next computed after the check is cancelled.

Redemption Drafts--Money Market Funds Only. If you are a shareholder in one of the Money Market Funds, we will send you, upon request and free of charge, redemption drafts that allow you to withdraw funds from your account. You must have a minimum balance of $1,000 before ordering drafts. Redemption drafts are not available for retirement accounts.

Drafts may be made payable to anyone and must be:

1) $500 or more; and
2) signed by the authorized account owners.

We reserve the right to reject drafts on accounts that have uncollected funds. If you write a draft against insufficient funds, there may be a charge and we may close your account. There is a $25 charge to place a stop payment on a draft.

Exchange Privilege. An exchange is when you redeem shares of one Fund and shortly thereafter purchase shares of another Fund that is approved for purchase in your state. Always read the prospectus before making an exchange into a Fund that is new to you.

Several Funds assess a 2.00% redemption fee on the value of exchanged shares that were held less than 90 days. (See "REDEEMING SHARES" for details and applicable Funds.)

Here are some additional things you should know about exchanges:

.. exchanges of Fund shares must be at least $1,000 and must satisfy minimum investment amounts for new Funds;

.. under normal circumstances, we will purchase shares of the Fund into which you are exchanging on the same day that we process your order to redeem; and

..  exchanges of mutual fund shares are generally taxable events (except for certain tax-qualified
 accounts). You may realize a capital gain or loss when you make an exchange.


Exchange Limitations. Keep in mind that mutual funds are not intended to be used as vehicles for frequent trading in response to short-term market fluctuations. To protect the interests of other shareholders in the Fund, we may cancel the exchange privileges of any parties who, in the Fund's opinion, are using market timing strategies. Except for exchanges from the money market funds or systematic exchanges that are preauthorized, exchange activity is limited to four exchanges within a one calendar year period. In addition, the Funds reserve the right to reject any exchange request. These limitations will not affect your ability to redeem your shares from any of the Funds, but may prevent you from purchasing the shares of the same or another Fund with your redemption proceeds. A Fund may delay forwarding redemption proceeds for up to seven days if the investor redeeming shares is engaged in excessive trading or if the amount of the redemption request otherwise would be disruptive to efficient portfolio management or would adversely affect the Fund.


Maintaining Your Account

Account Statements. Periodically, you will receive an account statement indicating your current Fund holdings and transactions affecting your account. We reserve the right to charge a reasonable fee for additional copies of your account statement(s).

Confirmation statements will be sent to you after each transaction that affects your account balance other than:

..  purchases made using AIM;

..  group purchases made by employers on behalf of their employees;

.. non quarter-end dividends that are reinvested or sent via electronic transfer;

..  annual custodial fees for retirement accounts; and

..  annual low balance fees.

Please review the information on each confirmation statement for accuracy immediately upon receipt. If you do not notify us within 30 days of any processing error, Safeco Services Corporation, the Funds' transfer agent, will consider the transactions listed on the confirmation statement to be correct.

We will also send you semiannual and annual reports. To reduce the volume of mail, we will send only one copy of these reports and the prospectus to a household (same surname, same address). If you need additional copies or do not want your mailings to be "householded," please contact us.

Low Balance Accounts. Maintaining and servicing low balance accounts in a Fund increases expenses for all shareholders. For this reason, we may close your investment in a Fund if it falls below $500. If this happens, we will first give you at least a 30-day notice, then redeem your shares at NAV and send the proceeds to you. In addition, accounts with balances under $1,000 in a Fund will be charged a $12 "low balance" fee. The low balance fee will be automatically deducted once each year from your account. The valuation of accounts and the fee deduction are expected to take place during the month of December. We will waive the fee if combined Safeco Fund balances for the same SSN or ITIN exceed $10,000.

Account Changes. If you purchased your shares through an investment professional who maintains an investment account for you and holds your shares in "street name" you should send your account registration changes or other requests to that firm. If shares are registered directly in your name, you may print the registration form from our Web site at www.safecoinvestorclass.com or call 1-800-624-5711 to request that we mail the form to you. Make sure the form is signed by the authorized owner(s) specified on your account application. We may require certified copies of supporting documents (e.g., death certificates and court orders) and a signature guarantee from a bank, credit union, or broker-dealer that participates in a STAMP Medallion Signature Guarantee program before we can process the request.

Automatic Investment Method or Systematic Withdrawal Plan Changes. Send your request to change AIM purchases or systematic withdrawals in writing to Safeco Mutual Funds, P.O. Box 219241, Kansas City, MO 64121-9241. If you have enrolled in the Internet option or telephone option service, you may place your request over the Internet or with a representative by telephone. Fund balance and transaction requirements apply. All changes must be completed at least 5 business days before your next scheduled transaction.

SAFECO  MUTUAL  FUNDS                                            1-800-624-5711

                            Safeco Family of Funds



                                              Nasdaq Symbol
Long-Term Growth                              Investor Class

Safeco Large-Cap Value Fund                   SAFIX
Safeco Core Equity Fund                       SAFQX
Safeco Large-Cap Growth Fund                  SUGRX
Safeco Multi-Cap Core Fund                    SFNWX
Safeco Small-Cap Value Fund                   SFSCX
Safeco Growth Opportunities Fund              SAFGX
Safeco Balanced Fund                          SAFBX
Safeco International Stock Fund               SFISX

Tax-Free Bond Income

Safeco Municipal Bond Fund                    SFCOX
Safeco Intermediate-Term Municipal Bond Fund  SFIBX
Safeco California Tax-Free Income Fund        SFCAX

Bond Income

Safeco Intermediate-Term U.S. Government Fund SFUSX
Safeco Intermediate-Term Bond Fund            SAMBX
Safeco High-Yield Bond Fund                   SAFHX

Stability of Principal

Safeco Money Market Fund                      SAFXX
Safeco Tax-Free Money Market Fund             SFTXX

For More Information

If you would like more information, the following documents are available free upon request:

Annual/Semiannual Reports

Additional information about a Fund's investments is available in the Fund's annual and semiannual reports. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected its performance during the last fiscal year.

Statement of Additional Information (SAI)

The SAI provides more detailed information about the Funds. A current SAI is on file with the Securities and Exchange Commission, is incorporated herein by reference, and is legally considered part of this prospectus.

For copies of these documents or for other information about the Funds:


Write to:                   Safeco Mutual Funds
                            P.O. Box 219241
                            Kansas City, MO 64121-9241

Call:                       1-800-624-5711

Visit our Web site:         www.safecoinvestorclass.com

Or contact the SEC [note: the SEC may charge a fee to copy documents]:

Write to:                   SEC Public Reference Section
                            Washington, DC 20549-0102

E-mail:                     publicinfo@sec.gov

Visit the SEC Web site:     http://www.sec.gov
                            Registration filings are located
                            on the EDGAR Database

Visit the SEC:              Public Reference Room
                            450 Fifth Street, N.W.
                            Washington, DC 20549-0102
                            1-202-942-8090 or 1-800-SEC-0330

                            SEC 1940 Act File Number:     811-6167
                                                          811-5574
                                                          811-7300
                                                          811-3347
                                                          811-6667

                               [LOGO] Safeco(TM)



Safeco Mutual Funds
Prospectus


                                    [GRAPHIC]



Advisor Classes
October 1, 2003

AS WITH ALL MUTUAL FUND SHARES, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SHARES OFFERED IN THIS PROSPECTUS OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.



Advisor Class A, Class B, and Class C


Safeco Large-Cap Value Fund
Safeco Core Equity Fund
Safeco Large-Cap Growth Fund
Safeco Multi-Cap Core Fund
Safeco Small-Cap Value Fund
Safeco Growth Opportunities Fund
Safeco Balanced Fund
Safeco International Stock Fund
Safeco Municipal Bond Fund
Safeco Intermediate-Term Municipal Bond Fund
Safeco California Tax-Free Income Fund
Safeco Intermediate-Term U.S. Government Fund
Safeco Intermediate-Term Bond Fund
Safeco High-Yield Bond Fund
Safeco Money Market Fund




                                                                         527942

Table of Contents


                                                                 PAGE
                                                                 ----
Stock Funds
Safeco Large-Cap Value Fund (formerly Safeco Dividend Income
  Fund).........................................................   1
Safeco Core Equity Fund (formerly Safeco Equity Fund)...........   5
Safeco Large-Cap Growth Fund (formerly Safeco U.S. Growth
  Fund).........................................................   9
Safeco Multi-Cap Core Fund (formerly Safeco Northwest Fund).....  13
Safeco Small-Cap Value Fund (formerly Safeco Small Company Value
  Fund).........................................................  17
Safeco Growth Opportunities Fund................................  21
Safeco Balanced Fund............................................  25
Safeco International Stock Fund.................................  30

Tax-Exempt Bond Funds
Safeco Municipal Bond Fund......................................  35
Safeco Intermediate-Term Municipal Bond Fund....................  40
Safeco California Tax-Free Income Fund..........................  45

Taxable Bond Funds
Safeco Intermediate-Term U.S. Government Fund (formerly Safeco
  U.S. Government Fund).........................................  50
Safeco Intermediate-Term Bond Fund (formerly Safeco Managed Bond
  Fund).........................................................  55
Safeco High-Yield Bond Fund.....................................  60

Money Market Fund
Safeco Money Market Fund........................................  64

Additional Investment Information
General Investment Risks........................................  69
Management......................................................  69
Financial Highlights............................................  72
Fund Distributions and Tax Considerations....................... 110
Qualified Retirement Plans and Accounts......................... 111

Your Account
Choosing a Share Class.......................................... 113
Valuing Your Shares............................................. 113
Calculating Sales Charges....................................... 114
Sales Charge Reductions and Waivers............................. 116
Understanding 12b-1 Fees........................................ 117
Opening Your Account............................................ 117
Transacting Business............................................ 117
Purchasing, Redeeming, and Exchanging Shares.................... 118
Maintaining Your Account........................................ 120

Nasdaq Symbols.................................................. 122

For More Information............................................ 123

Safeco Large-Cap Value Fund
This Fund seeks long-term growth of capital plus current income.

Principal Investment Strategies


To achieve its objective, under normal circumstances the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity and equity-related securities of companies whose total market capitalization at the time of investment is at least $4 billion.


When evaluating a stock to buy for the Fund, the advisor analyzes various valuation measures such as the ratio of a company's price-to-earnings, price-to-revenues, and price-to-cash flow compared to its historical ratios, industry comparisons, the ratio for the company's competitors, and companies with similar growth rates. The advisor generally seeks companies having:

..  good earnings;

..  good value relative to share price; or

..  attractive growth potential.

The Fund may sell a security if:

.. the company's earnings prospects or other relative-value indicators have deteriorated;

..  the stock price reaches a specific target;

.. changes in market value cause the Fund to hold a larger position in the stock than the advisor wants;

..  other securities present more attractive investment opportunities; or

..  cash is needed to meet shareholder redemptions.

Principal Risks of Investing in the Fund

Loss of money is a risk of investing in the Fund. The value of Fund shares goes up and down with the prices of the securities in which the Fund invests and may decline in value. Stocks selected on the basis of expected future earnings may not perform as expected and could underperform other investments.

At different times, large-capitalization stocks as a group could fall out of favor with the market and may underperform funds that focus on small- or medium-sized capitalization stocks.


During periods of market concern about inflation or deflation, some securities in which the Fund invests may become more volatile or decline in value. There is also an increased risk of default, especially for companies that are highly leveraged.


The Fund may be suitable for you if you want a current income component to your stock investments.

Investing in mutual fund shares is not the same as making a bank deposit. Your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

SAFECO  MUTUAL  FUNDS                                       www.safecofunds.com

Performance

On September 30, 1996, the Fund began offering Class A and Class B shares in addition to the Investor Class shares. The Fund began offering Class C shares on May 1, 2000.

Looking at how the Fund's annual total return has varied from year to year and how its average annual total returns over a one-, five- and ten-year period compare to an index that measures companies with lower price-to-book ratios and lower forecasted growth values, such as the Russell 1000 Value Index, gives you some idea of the Fund's risks. The Fund's returns in the bar chart and table are net of annual operating expenses which, prior to September 30, 1996, did not impose Rule 12b-1 fees (.25% for Class A shares and 1.00% for Class B and Class C shares), and would be lower if they did. The returns in the bar chart do not reflect sales charges (loads) and would be lower if they did. All figures assume reinvestment of dividends and distributions. The Fund's past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. Current performance may be lower or higher than the performance shown.

  Annual Total Returns (Class A Shares)*

   [CHART]                                                 During the ten-year
                                                           period shown in the
  Year End    Percentage                                   bar chart, the
  --------    ----------                                   highest quarterly
    '93         12.55                                      return was 14.35%
    '94         -1.09                                      for the quarter
    '95         30.36                                      ended December 31,
    '96         23.95                                      1998; and the lowest
    '97         26.15                                      quarterly return was
    '98          5.38                                      -17.62% for the
    '99          1.01                                      quarter ended
    '00         -6.59                                      September 30, 2002.
    '01         -7.33
    '02        -17.57

* Returns have not been restated to reflect Rule 12b-1 fees prior to September 30, 1996, and would be lower if they were.


Average Annual Total Returns as of December 31, 2002
                                   1 year  5 years 10 years

Safeco Large-Cap Value Fund*

Class A before tax                 -22.30%  -6.47%   4.97%

Class A after tax on distributions -22.72%  -7.43%   2.95%

Class A after tax on distributions
and sale of Fund shares            -13.68%  -5.19%   3.39%

Class B before tax                 -22.34%  -6.34%   5.17%

Class C before tax                 -18.93%  -5.94%   5.18%

Russell 1000 Value Index**         -15.52%   1.16%  10.80%
* Returns have not been restated to reflect Rule 12b-1 fees prior to September 30, 1996, and would be lower if they were.
** The Russell 1000 Value Index, an unmanaged index of value stocks in the Russell 1000 Index of the 1,000 largest-capitalization U.S. stocks, is for reference only, does not mirror the Fund's investments, and reflects no deduction for fees, expenses, or taxes.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to shareholders who invest in Fund shares through tax-deferred arrangements such as 401(k) plans and Individual Retirement Accounts. After-tax returns are shown only for Class A shares and the after-tax returns for other share classes offered in the prospectus may vary.

Fees and Expenses

There are fees and expenses you may pay if you purchase, hold, or redeem shares of the Fund. Shareholder fees are charged directly to your account. The Fund's annual operating expenses are paid from the Fund's assets and therefore you pay them indirectly.


Fees and Expenses of the Fund
                                                        Class A Class B  Class C

Sales Charges and Shareholder Fees
(fees paid directly from your account)

Maximum sales charge ("load") imposed on purchases
(as a percentage of purchase price)                      5.75%*   None     None
Maximum deferred sales charge ("load") (as a percentage
of sale or purchase price whichever is less)              None   5.00%**  1.00%***
Sales charge on reinvested dividends                      None    None     None
Redemption fees/1/                                        None    None     None
Annual low balance fee/2/                                  $12     $12      $12

Annual Fund Operating Expenses
(expenses deducted from Fund assets)

Management fees                                          0.70%   0.70%    0.70%
12b-1 fees                                               0.25%   1.00%    1.00%
Other expenses                                           0.67%   0.65%    0.66%
Total annual Fund operating expenses                     1.62%   2.35%    2.36%
------------------------------------------------------- ------- -------  -------
Less expense reimbursement/3/                            0.27%   0.25%    0.26%
Net annual Fund operating expenses                       1.35%   2.10%    2.10%

* Purchases of $1,000,000 or more of Class A shares are not subject to a front-end sales charge, but a 1.00% deferred sales charge will apply to redemptions made in the first twelve months except with respect to participant-directed redemptions from qualified retirement plans.
** The contingent deferred sales charge on Class B shares reduces to zero after six years from purchase, and the Class B shares convert to Class A shares at that time.
*** The contingent deferred sales charge on Class C shares applies only to redemptions made in the first twelve months after purchase.


/1/ There is a $20 charge for wire redemptions. There is a higher charge for international wire redemptions, which may vary by country or dollar amount.


/2/ A low balance fee is charged once each year in December for accounts with balances under $1,000 in the Fund.


/3/ Safeco Asset Management Company (SAM), the Fund's advisor, has contractually agreed until April 30, 2009, to pay certain Fund operating expenses that exceed the rate of 0.40% per annum of the Fund's average daily net assets. This arrangement includes all Fund operating expenses except management fees, Rule 12b-1 fees, brokerage commissions, taxes, interest, and extraordinary expenses. SAM does not have the right to recapture waived fees or reimbursed expenses under this arrangement.


SAFECO  MUTUAL  FUNDS                                            1-800-528-6501

Example

The following hypothetical example shows what your expenses would be if you invested $10,000 in the Fund for the time periods indicated, assuming you reinvest all Fund distributions, earn a 5% annual return each year, and the Fund's net operating expenses remain the same. Use this example for a general comparison of the cost of investing in the Fund with the cost of investing in other mutual funds. This example is for comparison only and does not represent the Fund's actual expenses and returns, either past or future. Although your actual costs may be higher or lower, costs based on these assumptions would be:

                                 1 year 3 years 5 years 10 years*

Class A                           $705   $978   $1,272   $2,105

Class B--with redemption          $713   $958   $1,329   $2,064
      --without redemption        $213   $658   $1,129   $2,064

Class C--with redemption          $313   $658   $1,129   $2,431
      --without redemption        $213   $658   $1,129   $2,431

* Expenses for Class B shares reflect their conversion to Class A shares after six years.




The Safeco Large-Cap Value Fund is co-managed by Rex L. Bentley, CFA, Vice President of Safeco Asset Management Company and Lynette D. Sagvold, CFA, Vice President of Safeco Asset Management Company. Mr. Bentley and Ms. Sagvold have also co-managed the equity portion of the Safeco Balanced Fund since 1996.

Safeco Core Equity Fund
This Fund seeks long-term growth of capital and reasonable current income.

Principal Investment Strategies


To achieve its objective, under normal circumstances the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities and, to a much lesser extent, invests in equity-related securities.


The Fund invests primarily in stocks of larger, established companies that:

..  are proven performers;

..  have predictable earnings growth over a three- to five-year outlook; or

..  have good value relative to earnings prospects.

To a lesser extent, the Fund buys stocks the advisor believes will benefit from a specific short-term earnings catalyst, such as a cost-cutting program or company restructure.

The Fund may sell a stock if:

.. the company's earnings prospects or relative-value indicators have deteriorated;

.. the stock becomes overvalued (prices are high relative to the three-year outlook for earnings);

..  an earnings catalyst is not successful;

..  the stock price reaches a specific target;

.. changes in market value cause the Fund to hold a larger position in the stock than the advisor wants;

..  other companies present more attractive investment opportunities; or

..  cash is needed to meet shareholder redemptions.

Principal Risks of Investing in the Fund


Loss of money is a risk of investing in the Fund. The value of Fund shares goes up and down with the prices of the securities in which the Fund invests and may decline in value. Stocks selected on the basis of expected future earnings may not perform as expected and could underperform other investments.


At different times, large-capitalization stocks as a group could fall out of favor with the market and may underperform funds that focus on small- or medium-sized capitalization stocks.


During periods of market concern about inflation or deflation, some securities in which the Fund invests may become more volatile or decline in value. There is also an increased risk of default, especially for companies that are highly leveraged.


The Fund may be suitable for you if you seek an attractive total return on your investment but are uncomfortable with a more aggressive growth fund.

Investing in mutual fund shares is not the same as making a bank deposit. Your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

SAFECO  MUTUAL  FUNDS                                       www.safecofunds.com

Performance

On September 30, 1996, the Fund began offering Class A and Class B shares in addition to the Investor Class shares. The Fund began offering Class C shares on May 1, 2000.

Looking at how the Fund's annual total return has varied from year to year and how its average annual total returns over a one-, five- and ten-year period compare to a broad market index, such as the S&P 500 Index, gives you some idea of the Fund's risks.

The Fund's returns in the bar chart and table are net of annual operating expenses which, prior to September 30, 1996, did not impose Rule 12b-1 fees (.25% for Class A shares and 1.00% for Class B and Class C shares), and would be lower if they did. The returns in the bar chart do not reflect sales charges (loads) and would be lower if they did. All figures assume reinvestment of dividends and distributions. The Fund's past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. Current performance may be lower or higher than the performance shown.
  Annual Total Returns (Class A Shares)*

  [CHART]                                                  During the ten-year
                                                           period shown in the
  Year End    Percentage                                   bar chart, the
  --------    ----------                                   highest quarterly
    '93         30.91                                      return was 18.72%
    '94          9.93                                      for the quarter
    '95         25.26                                      ended December 31,
    '96         25.00                                      1998; and the lowest
    '97         23.56                                      quarterly return was
    '98         24.77                                      -18.40% for the
    '99          9.13                                      quarter ended
    '00        -11.34                                      September 30, 2002.
    '01        -10.06
    '02        -26.59



* Returns have not been restated to reflect Rule 12b-1 fees prior to September 30, 1996, and would be lower if they were.


Average Annual Total Returns as of December 31, 2002
                                   1 year  5 years 10 years

Safeco Core Equity Fund*

Class A before tax                 -30.80%  -5.56%   7.66%

Class A after tax on distributions -30.95%  -6.23%   5.81%

Class A after tax on distributions
and sale of Fund shares            -18.91%  -4.28%   5.81%

Class B before tax                 -30.79%  -5.58%   7.78%

Class C before tax                 -27.84%  -5.21%   7.77%

S&P 500 Index**                    -22.12%  -0.59%   9.33%
* Returns have not been restated to reflect Rule 12b-1 fees prior to September 30, 1996, and would be lower if they were.
** The S&P 500 Index, an unmanaged index of 500 stocks, is for reference only, does not mirror the Fund's investments, and reflects no deduction for fees, expenses, or taxes.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to shareholders who invest in Fund shares through tax-deferred arrangements such as 401(k) plans and Individual Retirement Accounts. After-tax returns are shown only for Class A shares and the after-tax returns for other share classes offered in the prospectus may vary.

Fees and Expenses

There are fees and expenses you may pay if you purchase, hold, or redeem shares of the Fund. Shareholder fees are charged directly to your account. The Fund's annual operating expenses are paid from the Fund's assets and therefore you pay them indirectly.


Fees and Expenses of the Fund
                                                        Class A Class B  Class C

Sales Charges and Shareholder Fees
(fees paid directly from your account)

Maximum sales charge ("load") imposed on purchases
(as a percentage of purchase price)                      5.75%*   None     None
Maximum deferred sales charge ("load") (as a percentage
of sale or purchase price whichever is less)              None   5.00%**  1.00%***
Sales charge on reinvested dividends                      None    None     None
Redemption fees/1/                                        None    None     None
Annual low balance fee/2/                                  $12     $12      $12

Annual Fund Operating Expenses
(expenses deducted from Fund assets)

Management fees                                          0.66%   0.66%    0.66%
12b-1 fees                                               0.25%   1.00%    1.00%
Other expenses                                           1.26%   0.50%    0.68%
Total annual Fund operating expenses                     2.17%   2.16%    2.34%
------------------------------------------------------- ------- -------  -------
Less expense reimbursement/3/                            0.86%   0.10%    0.28%
Net annual Fund operating expenses                       1.31%   2.06%    2.06%


* Purchases of $1,000,000 or more of Class A shares are not subject to a front-end sales charge, but a 1.00% deferred sales charge will apply to redemptions made in the first twelve months except with respect to participant-directed redemptions from qualified retirement plans.
** The contingent deferred sales charge on Class B shares reduces to zero after six years from purchase, and the Class B shares convert to Class A shares at that time.
*** The contingent deferred sales charge on Class C shares applies only to redemptions made in the first twelve months after purchase.


/1/ There is a $20 charge for wire redemptions. There is a higher charge for international wire redemptions, which may vary by country or dollar amount.


/2/ A low balance fee is charged once each year in December for accounts with balances under $1,000 in the Fund.


/3/ Safeco Asset Management Company (SAM), the Fund's advisor, has contractually agreed until April 30, 2009, to pay certain Fund operating expenses that exceed the rate of 0.40% per annum of the Fund's average daily net assets. This arrangement includes all Fund operating expenses except management fees, Rule 12b-1 fees, brokerage commissions, taxes, interest, and extraordinary expenses. SAM does not have the right to recapture waived fees or reimbursed expenses under this arrangement.


SAFECO  MUTUAL  FUNDS                                            1-800-528-6501

Example

The following hypothetical example shows what your expenses would be if you invested $10,000 in the Fund for the time periods indicated, assuming you reinvest all Fund distributions, earn a 5% annual return each year, and the Fund's net operating expenses remain the same. Use this example for a general comparison of the cost of investing in the Fund with the cost of investing in other mutual funds. This example is for comparison only and does not represent the Fund's actual expenses and returns, either past or future. Although your actual costs may be higher or lower, costs based on these assumptions would be:

                             1 year 3 years 5 years 10 years*

Class A                       $701   $966   $1,252   $2,063

Class B --with redemption     $709   $946   $1,308   $2,021
        --without redemption  $209   $646   $1,108   $2,021

Class C --with redemption     $309   $646   $1,108   $2,390
        --without redemption  $209   $646   $1,108   $2,390

* Expenses for Class B shares reflect their conversion to Class A shares after six years.




The Safeco Core Equity Fund is co-managed by Richard D. Meagley, CFA, Vice President of Safeco Asset Management Company and Darcy MacLaren, CFA, Vice President of Safeco Asset Management Company. Mr. Meagley has managed the Fund since 1995. Ms. MacLaren has been Director of Equity Research at Safeco Asset Management Company since 1994.

Safeco Large-Cap Growth Fund
This Fund seeks long-term growth of capital.


Principal Investment Strategies


To achieve its objective, under normal circumstances the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity and equity-related securities of companies whose total market capitalization at the time of investment is within the range of market capitalizations of companies included in the Russell 1000 Growth Index.


When evaluating a stock to buy for the Fund, Dresdner RCM Global Investors LLC, the sub-advisor that manages the Fund, considers factors such as:

..  the strength of the company's balance sheet;

..  the quality of the management team;

..  products or services that differentiate the company from its competitors;

..  the company's commitment to research and development; and

..  ongoing new products and services.

The Fund may sell a stock if:

.. any of the above factors or other relative investment-merit indicators have deteriorated;

..  the stock's capacity for growth and capital appreciation diminishes;

..  other companies present more attractive investment opportunities; or

..  cash is needed to meet shareholder redemptions.

The Fund may keep holdings through periodic downturns if it believes the long-term growth prospects for the company are good.

Principal Risks of Investing in the Fund


Loss of money is a risk of investing in the Fund. The value of Fund shares goes up and down with the prices of the securities in which the Fund invests and may decline in value. Stocks selected on the basis of expected future growth may not perform as expected and could underperform other investments.



To the extent that the Fund invests in certain sectors such as technology and healthcare, the value of the Fund's shares may be particularly vulnerable to market and economic factors affecting companies in those sectors.


At different times, large-capitalization stocks as a group could fall out of favor with the market and may underperform funds that focus on small- or medium-sized capitalization stocks.


During periods of market concern about inflation or deflation, some securities in which the Fund invests may become more volatile or decline in value. There is also an increased risk of default, especially for companies that are highly leveraged.


Investment returns may vary, sometimes significantly, from the overall stock market. Since growth funds are generally more aggressive than other types of mutual funds, you should invest in the Fund only if you are prepared to withstand market fluctuations and variable investment returns over a period of several years.

Investing in mutual fund shares is not the same as making a bank deposit. Your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

SAFECO  MUTUAL  FUNDS                                       www.safecofunds.com

Performance

The Fund offers Class A, Class B, and Class C shares.

Looking at the Fund's annual total return and how its average annual total returns over a one-year period and since inception of the Fund compare to an unmanaged index of large capitalization growth stocks, such as the Russell 1000 Growth Index, an unmanaged index of growth stocks in the Russell 1000 Index gives you some idea of the Fund's risks. The Fund's returns in the bar chart and table are net of annual operating expenses, including Rule 12b-1 fees (.25% for Class A shares and 1.00% for Class B and Class C shares). The returns in the bar chart do not reflect sales charges (loads) and would be lower if they did. All figures assume reinvestment of dividends and distributions. The Fund's past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. Current performance may be lower or higher than the performance shown.



  Annual Total Returns (Class A Shares)


  [CHART]                                                  Since the Fund's
                                                           inception in 2001,
    Year End   Percentage                                  the highest
    --------   ----------                                  quarterly return was
      '93                                                  6.33% for the
      '94                                                  quarter ended
      '95                                                  December 31, 2002;
      '96                                                  and the lowest
      '97                                                  quarterly return was
      '98                                                  -16.83% for the
      '99                                                  quarter ended June
      '00                                                  30, 2002.
      '01
      '02        -27.12

Average Annual Total Returns as of December 31, 2002
                                                     Life of
                                        1 year        Fund*

Safeco Large-Cap Growth Fund

Class A before tax                      -31.32%      -23.62%

Class A after tax on distributions      -31.38%      -23.68%

Class A after tax on distributions
and sale of Fund shares                 -19.23%      -18.83%

Class B before tax                      -31.32%      -23.00%

Class C before tax                      -28.43%      -20.27%

Russell 1000 Growth Index**             -27.88%      -18.38%
*  Fund inception date is October 31, 2001.
** The Russell 1000 Growth Index, an unmanaged index of growth stocks in the Russell 1000 Index of the 1,000 largest-capitalization U.S. stocks, is for reference only, does not mirror the Fund's investments, and reflects no deduction for fees, expenses, or taxes.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to shareholders who invest in Fund shares through tax-deferred arrangements such as 401(k) plans and Individual Retirement Accounts. After-tax returns are shown only for Class A shares and the after-tax returns for other share classes offered in the prospectus may vary.

Fees and Expenses

There are fees and expenses you may pay if you purchase, hold, or redeem shares of the Fund. Shareholder fees are charged directly to your account. The Fund's annual operating expenses are paid from the Fund's assets and therefore you pay them indirectly.


Fees and Expenses of the Fund
                                                        Class A Class B  Class C

Sales Charges and Shareholder Fees
(fees paid directly from your account)

Maximum sales charge ("load") imposed on purchases
(as a percentage of purchase price)                      5.75%*   None     None
Maximum deferred sales charge ("load") (as a percentage
of sale or purchase price whichever is less)              None   5.00%**  1.00%***
Sales charge on reinvested dividends                      None    None     None
Redemption fees/1/                                        None    None     None
Annual low balance fee/2/                                  $12     $12      $12

Annual Fund Operating Expenses
(expenses deducted from Fund assets)

Management fees                                          0.80%   0.80%    0.80%
12b-1 fees                                               0.25%   1.00%    1.00%
Other expenses/3/                                        2.66%   2.66%    2.64%
Total annual Fund operating expenses/3/                  3.71%   4.46%    4.44%


* Purchases of $1,000,000 or more of Class A shares are not subject to a front-end sales charge, but a 1.00% deferred sales charge will apply to redemptions made in the first twelve months except with respect to participant-directed redemptions from qualified retirement plans.
** The contingent deferred sales charge on Class B shares reduces to zero after six years from purchase, and the Class B shares convert to Class A shares at that time.
*** The contingent deferred sales charge on Class C shares applies only to redemptions made in the first twelve months after purchase.


/1/ There is a $20 charge for wire redemptions. There is a higher charge for international wire redemptions, which may vary by country or dollar amount.


/2/ A low balance fee is charged once each year in December for accounts with balances under $1,000 in the Fund.


/3/ Beginning October 31, 2001 (commencement of operations) through December
    31, 2003, Safeco Asset Management Company (SAM), the Fund's advisor, voluntarily reimburses the Fund for certain operating expenses that exceed the rate of .60% per annum of the Fund's average daily net assets. This voluntary expense reimbursement includes all Fund operating expenses except management fees, Rule 12b-1 fees, brokerage commissions, taxes, interest, and extraordinary expenses. After this voluntary expense reimbursement, the total annual Fund operating expenses for Class A, Class B, and Class C shares would be 1.64%, 2.40%, and 2.40%, respectively. As of June 26, 2003, SAM additionally began voluntarily reimbursing the Fund to the extent that its total expenses exceed the rate of 1.40% per annum of the Fund's average daily net assets for Class A shares and 2.15% per annum for Class B and Class C shares. SAM does not have the right to recapture waived fees or reimbursed expenses under either of these arrangements.


SAFECO  MUTUAL  FUNDS                                            1-800-528-6501

Example

The following hypothetical example shows what your expenses would be if you invested $10,000 in the Fund for the time periods indicated, assuming you reinvest all Fund distributions, earn a 5% annual return each year, and the Fund's operating expenses remain the same. Use this example for a general comparison of the cost of investing in the Fund with the cost of investing in other mutual funds. This example is for comparison only and does not represent the Fund's actual expenses and returns, either past or future. Although your actual costs may be higher or lower, costs based on these assumptions would be:

                                1 year 3 years 5 years 10 years*

Class A/1/                       $927  $1,644  $2,381   $4,306

Class B/2/ --with redemption     $947  $1,649  $2,460   $4,292
           --without redemption  $447  $1,349  $2,260   $4,292

Class C/3/ --with redemption     $545  $1,343  $2,251   $4,566
           --without redemption  $445  $1,343  $2,251   $4,566

* Expenses for Class B shares reflect their conversion to Class A shares after six years.


/1 /With voluntary reimbursement, the net cost for Class A shares for one, three, five, and ten years would be $709, $993, $1,297, and $2,158.

/2 /With voluntary reimbursement, the net cost for Class B shares for one, three, five, and ten years would be $718, $973, $1,354, and $2,117 with redemption and $218, $673, $1,154, and $2,117 without redemption, respectively.



/3 /With voluntary reimbursement, the net cost for Class C shares for one, three, five, and ten years would be $318, $673, $1,154, and $2,483 with redemption and $218, $673, $1,154 and $2,483 without redemption, respectively.




Safeco Asset Management Company is the investment advisor to the Safeco Large-Cap Growth Fund. Dresdner RCM Global Investors LLC ("sub-advisor"), is the investment sub-advisor to the Fund and is responsible for the day-to-day management of the Fund. Seth A. Reicher, CFA and Peter A. Goetz, CFA are primarily responsible for the day-to-day management of the Fund's portfolio. Mr. Reicher is a Managing Director of the sub-advisor, which he has been associated with since 1993. Mr. Goetz is a Director of the sub-advisor, which he has been associated with since 1999. Prior to 1999, Mr. Goetz worked at Jurika & Voyles, where he was Vice President and Portfolio Manager for three years. Mr. Reicher and Mr. Goetz also manage or co-manage other accounts of the sub-advisor or its clients.

Safeco Multi-Cap Core Fund
This Fund seeks long-term growth of capital.

Principal Investment Strategies

To achieve its objective, under normal circumstances the Fund invests in a blend of growth and value-oriented stocks of companies of any size. Currently, the Fund has a significant percentage of its assets in stocks of Northwest companies although this regional emphasis will decline over the next several months.


Northwest companies have business located in, focused on, or significantly affecting the states of Alaska, Idaho, Montana, Oregon, or Washington or the Canadian province of British Columbia. This may include companies:

.. that are organized or incorporated under the laws of one of the Northwest states or the province of British Columbia;

.. that have their principal executive offices or significant facilities in the region;

.. whose revenues or profits from goods produced or sold, investments made, or services performed in the region during their most recent fiscal year accounted for 50% or more of their overall revenues or profits;

.. having at least 50% of their assets or at least 50% of their employees in the region; or

.. that number among the top twenty-five employers in any of the Northwest states or the province of British Columbia.

When evaluating a stock to buy for the Fund, the advisor looks for companies with:

..  faster earnings growth than their competitors;

..  low price-to-earnings ratios when compared to competitors;

..  a share price that represents good value; or

..  potential for long-term appreciation.

The Fund may invest in index futures as a cash management technique in order to keep fully invested.

The Fund may sell a stock if:

.. any of the above factors or other indicators of relative investment merit have deteriorated;

..  the stock price reaches a specific target;

..  the stock becomes overvalued compared to other stocks in the industry;

.. changes in market value cause the Fund to hold a larger position in the stock than the advisor wants;

..  other stocks present more attractive investment opportunities; or

..  cash is needed to meet shareholder redemptions.

Principal Risks of Investing in the Fund

Loss of money is a risk of investing in the Fund. The value of Fund shares goes up and down with the prices of the securities in which the Fund invests and may decline in value. Stocks selected on the basis of expected future earnings may not perform as expected and could underperform other investments. Stocks of small- and medium-sized companies may be more volatile and less liquid than the general market.


The Fund currently carries special risks due to its geographic concentration including sensitivity to fluctuations in the regional economy. The value of the Fund's assets invested in Northwest companies may be particularly vulnerable to factors affecting technology industries including rapid obsolescence of products and services, short product cycles, and aggressive pricing. These risks are expected to diminish as the geographic concentration decreases.



In a down market, higher risk securities such as small-capitalization stocks or futures could become harder to value or sell at a fair price. These situations may result in less than expected income and/or lower price per share.


During periods of market concern about inflation or deflation, some securities in which the Fund invests may become more volatile or decline in value. There is also an increased risk of default, especially for companies that are highly leveraged.

The Fund may be suitable for you if you seek long-term growth and are prepared to withstand market fluctuations and variable investment returns over a period of several years.

Investing in mutual fund shares is not the same as making a bank deposit. Your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

SAFECO  MUTUAL  FUNDS                                       www.safecofunds.com

Performance

On September 30, 1996, the Fund began offering Class A and Class B shares in addition to the Investor Class shares. The Fund began offering Class C shares on May 1, 2000.

Looking at how the Fund's annual total return has varied from year to year and how its average annual total returns over a one-, five- and ten-year period compare to a broad market index such as the Russell 3000 Index or the S&P 500 Index gives you some idea of the Fund's risks. In the future, the prospectus will not compare the Fund's performance to the S&P 500 Index since the Russell 3000 Index provides a more comprehensive blend of small- and mid-sized companies in addition to the large-cap companies generally found in the S&P 500 Index. The Fund's returns in the bar chart and table are net of annual operating expenses which, prior to September 30, 1996, did not impose Rule 12b-1 fees (.25% for Class A shares and 1.00% for Class B and Class C shares), and would be lower if they did. The returns in the bar chart do not reflect sales charges (loads) and would be lower if they did. All figures assume reinvestment of dividends and distributions. The Fund's past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. Current performance may be lower or higher than the performance shown.

  Annual Total Returns (Class A Shares)*

  [CHART]                                                  During the ten-year
                                                           period shown in the
  Year End                                                 chart, the highest
  Percentage                                               quarterly return was
  --------                                                 34.99% for the
  ----------                                               quarter ended
    '93              1.03                                  December 31, 1999;
    '94             -1.55                                  and the lowest
    '95             20.17                                  quarterly return was
    '96             14.95                                  -21.07% for the
    '97             30.79                                  quarter ended
    '98              2.87                                  September 30, 2001.
    '99             53.90
    '00            -16.27
    '01            -11.46
    '02            -24.33


* Returns have not been restated to reflect Rule 12b-1 fees prior to September 30, 1996, and would be lower if they were.


Average Annual Total Returns as of December 31, 2002
                                   1 year  5 years 10 years

Safeco Multi-Cap Core Fund*

Class A before tax                 -28.67%  -3.49%   4.17%

Class A after tax on distributions -28.67%  -3.92%   3.16%

Class A after tax on distributions
and sale of Fund shares            -17.61%  -2.68%   3.20%

Class B before tax                 -28.67%  -3.37%   4.37%

Class C before tax                 -25.65%  -2.99%   4.35%

Russell 3000 Index**               -21.54%  -0.71%   6.95%

S&P 500 Index**                    -22.12%  -0.59%   9.33%

* Returns have not been restated to reflect Rule 12b-1 fees prior to September 30, 1996, and would be lower if they were.
** The Russell 3000 Index, an unmanaged index of the 3,000 largest U.S.
   companies based on market capitalization and the S&P 500 Index, an unmanaged index of 500 stocks, are for reference only, do not mirror the Fund's investments, and reflect no deduction for fees, expenses, or taxes.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to shareholders who invest in Fund shares through tax-deferred arrangements such as 401(k) plans and Individual Retirement Accounts. After-tax returns are shown only for Class A shares and the after-tax returns for other share classes offered in the prospectus may vary.

Fees and Expenses

There are fees and expenses you may pay if you purchase, hold, or redeem shares of the Fund. Shareholder fees are charged directly to your account. The Fund's annual operating expenses are paid from the Fund's assets and therefore you pay them indirectly.



Fees and Expenses of the Fund
                                                        Class A Class B  Class C

Sales Charges and Shareholder Fees
(fees paid directly from your account)

Maximum sales charge ("load") imposed on purchases
(as a percentage of purchase price)                      5.75%*   None     None
Maximum deferred sales charge ("load") (as a percentage
of sale or purchase price whichever is less)              None   5.00%**  1.00%***
Sales charge on reinvested dividends                      None    None     None
Redemption fees/1/                                        None    None     None
Annual low balance fee/2/                                  $12     $12      $12

Annual Fund Operating Expenses
(expenses deducted from Fund assets)

Management fees                                          0.70%   0.70%    0.70%
12b-1 fees                                               0.25%   1.00%    1.00%
Other expenses                                           0.67%   0.65%    0.87%
Total annual Fund operating expenses                     1.62%   2.35%    2.57%
------------------------------------------------------- ------- -------  -------
Less expense reimbursement/3/                            0.27%   0.25%    0.47%
Net annual Fund operating expenses                       1.35%  2.10 %    2.10%


* Purchases of $1,000,000 or more of Class A shares are not subject to a front-end sales charge, but a 1.00% deferred sales charge will apply to redemptions made in the first twelve months except with respect to participant-directed redemptions from qualified retirement plans.
** The contingent deferred sales charge on Class B shares reduces to zero after six years from purchase, and the Class B shares convert to Class A shares at that time.
*** The contingent deferred sales charge on Class C shares applies only to redemptions made in the first twelve months after purchase.

/1/ There is a $20 charge for wire redemptions. There is a higher charge for international wire redemptions, which may vary by country or dollar amount.

/2/ A low balance fee is charged once each year in December for accounts with balances under $1,000 in the Fund.

/3/ Safeco Asset Management Company (SAM), the Fund's advisor, has contractually agreed until April 30, 2009, to pay certain Fund operating expenses that exceed the rate of 0.40% per annum of the Fund's average daily net assets. This arrangement includes all Fund operating expenses except management fees, Rule 12b-1 fees, brokerage commissions, taxes, interest, and extraordinary expenses. SAM does not have the right to recapture waived fees or reimbursed expenses under this arrangement.


SAFECO  MUTUAL  FUNDS                                            1-800-528-6501

Example

The following hypothetical example shows what your expenses would be if you invested $10,000 in the Fund for the time periods indicated, assuming you reinvest all Fund distributions, earn a 5% annual return each year, and the Fund's net operating expenses remain the same. Use this example for a general comparison of the cost of investing in the Fund with the cost of investing in other mutual funds. This example is for comparison only and does not represent the Fund's actual expenses and returns, either past or future. Although your actual costs may be higher or lower, costs based on these assumptions would be:



                                 1 year 3 years 5 years 10 years*

Class A                           $705   $978   $1,272   $2,105

Class B--with redemption          $713   $958   $1,329   $2,064
      --without redemption        $213   $658   $1,129   $2,064

Class C--with redemption          $313   $658   $1,129   $2,431
      --without redemption        $213   $658   $1,129   $2,431

* Expenses for Class B shares reflect their conversion to Class A shares after six years.



The Safeco Multi-Cap Core Fund is co-managed by Bill Whitlow, CFA, Vice President of Safeco Asset Management Company and Brian Clancy, CFA, Equity Analyst at Safeco Asset Management Company. Mr. Whitlow has been a manager of the Fund since 1997. Mr. Clancy has been associated with Safeco Asset Management Company as an investment professional since 1996.

Safeco Small-Cap Value Fund
This Fund seeks long-term growth of capital through investing primarily in small-sized companies.


Principal Investment Strategies


To achieve its objective, under normal circumstances the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity and equity-related securities of companies with total market capitalization at the time of investment of less than $1.5 billion.



When evaluating a stock to buy for the Fund, the advisor looks for companies having one or more of the following characteristics:


..  long-term potential for above-average or improving earnings growth;

..  involvement in new or innovative products or services; or

.. a share price that represents good relative value as determined by price-to-earnings ratio or other commonly used valuation measures.

The Fund may sell a stock if:

.. the company's earnings prospects or other relative-value indicators have deteriorated;

..  the stock price reaches a specific target;

.. changes in market value cause the Fund to hold a larger position in the stock than the advisor wants;

..  other companies present more attractive investment opportunities; or

..  cash is needed to meet shareholder redemptions.

Principal Risks of Investing in the Fund


Loss of money is a risk of investing in the Fund. The value of Fund shares goes up and down with the prices of the securities in which the Fund invests and may decline in value. Stocks selected on the basis of expected future earnings may not perform as expected and could underperform other investments.



Stocks of smaller or newly formed companies are more volatile than stocks of larger companies. Many smaller companies have limited product lines, markets, capital, and managerial resources which makes them more vulnerable to isolated business setbacks than larger companies. Lower trading volumes may reduce liquidity and make it harder to sell securities at a fair price.



During periods of market concern about inflation or deflation, some securities in which the Fund invests may become more volatile or decline in value. There is also an increased risk of default, especially for companies that are highly leveraged.


At different times value stocks may fall out of favor with investors, depending on market and other conditions, and the Fund may perform better or worse than funds that focus on growth stocks or that have a broader investment style. In addition, although value investing may provide some protection from stock market declines, even the shares of comparatively undervalued companies typically fall in price during broad market declines.

Because small company stocks can be quite volatile, you should invest in the Fund only if you can withstand wide fluctuations in share price and investment returns that may vary significantly from the overall market over a long period of time.

Investing in mutual fund shares is not the same as making a bank deposit. Your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

SAFECO  MUTUAL  FUNDS                                       www.safecofunds.com

Performance

On September 30, 1996, the Fund began offering Class A and Class B shares in addition to the Investor Class shares. The Fund began offering Class C shares on October 1, 2003.

Looking at how the Fund's annual total return has varied from year to year and how its average annual total returns over a one- and five-year period and since inception of the Fund compare to an unmanaged index of small capitalization stocks with lower price- to-book ratios and lower forecasted growth values such as the Russell 2000 Value Index, gives you some idea of the Fund's risks. The Fund's returns in the bar chart and table are net of annual operating expenses which, prior to September 30, 1996, did not impose Rule 12b-1 fees (.25% for Class A shares and 1.00% for Class B and Class C shares), and would be lower if they did. The returns in the bar chart do not reflect sales charges (loads) and would be lower if they did. All figures assume reinvestment of dividends and distributions. The Fund's past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. Current performance may be lower or higher than the performance shown.

  Annual Total Returns (Class A Shares)*

  [CHART]                                                  Since the Fund's
                                                           inception in 1996,
  Year End    Percentage                                   the highest
  --------    ----------                                   quarterly return was
                                                           27.15% for the
    '93                                                    quarter ended
    '94                                                    December 31, 1999;
    '95                                                    and the lowest
    '96                                                    quarterly return was
    '97         23.21                                      -33.97% for the
    '98        -21.96                                      quarter ended
    '99         13.17                                      September 30, 1998.
    '00         -7.65
    '01         17.92
    '02         -4.01

* Returns have not been restated to reflect Rule 12b-1 fees prior to September 30, 1996, and would be lower if they were.


Average Annual Total Returns as of December 31, 2002
                              1 year  5 years Life of Fund*

Safeco Small-Cap Value Fund**

Class A before tax             -9.54%  -2.75%     4.32%

Class A after tax on
distributions                  -9.59%  -2.81%     3.91%

Class A after tax on
distributions and sale of
Fund shares                    -5.86%  -2.20%     3.37%

Class B before tax             -9.50%  -2.76%     4.49%

Class C before tax               N/A     N/A       N/A

Russell 2000 Value Index***   -11.42%   2.71%     9.01%

* Fund inception date is January 31, 1996.
** Returns have not been restated to reflect Rule 12b-1 fees prior to September
   30, 1996, and would be lower if they were.
*** The Russell 2000 Value Index, an unmanaged index of value stocks in the Russell 2000 Index of small-capitalization U.S. stocks, is for reference only, does not mirror the Fund's investments, and reflects no deduction for fees, expenses, or taxes.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to shareholders who invest in Fund shares through tax-deferred arrangements such as 401(k) plans and Individual Retirement Accounts. After-tax returns are shown only for Class A shares and the after-tax returns for other share classes offered in the prospectus may vary.

Fees and Expenses

There are fees and expenses you may pay if you purchase, hold, or redeem shares of the Fund. Shareholder fees are charged directly to your account. The Fund's annual operating expenses are paid from the Fund's assets and therefore you pay them indirectly.


Fees and Expenses of the Fund
                                                        Class A Class B  Class C/1/

Sales Charges and Shareholder Fees
(fees paid directly from your account)

Maximum sales charge ("load") imposed on purchases
(as a percentage of purchase price)                      5.75%*   None      None
Maximum deferred sales charge ("load") (as a percentage
of sale or purchase price whichever is less)              None   5.00%**   1.00%***
Sales charge on reinvested dividends                      None    None      None
Redemption fees/2/                                        None    None      None
Annual low balance fee/3/                                  $12     $12       $12

Annual Fund Operating Expenses
(expenses deducted from Fund assets)

Management fees                                          0.75%   0.75%     0.75%
12b-1 fees                                               0.25%   1.00%     1.00%
Other expenses                                           0.75%   0.79%     0.79%
Total annual Fund operating expenses                     1.75%   2.54%     2.54%
------------------------------------------------------- ------- -------  ---------
Less expense reimbursement/4/                            0.35%   0.39%     0.39%
Net annual Fund operating expenses                       1.40%   2.15%     2.15%

* Purchases of $1,000,000 or more of Class A shares are not subject to a front-end sales charge, but a 1.00% deferred sales charge will apply to redemptions made in the first twelve months except with respect to participant-directed redemptions from qualified retirement plans.
** The contingent deferred sales charge on Class B shares reduces to zero after six years from purchase, and the Class B shares convert to Class A shares at that time.
*** The contingent deferred sales charge on Class C shares applies only to redemptions made in the first twelve months after purchase.

/1/ Estimated expenses for fiscal year ending December 31, 2003.

/2/ There is a $20 charge for wire redemptions. There is a higher charge for international wire redemptions, which may vary by country or dollar amount.

/3/ A low balance fee is charged once each year in December for accounts with balances under $1,000 in the Fund.

/4/ Safeco Asset Management Company (SAM), the Fund's advisor, has contractually agreed until April 30, 2009, to pay certain Fund operating expenses that exceed the rate of 0.40% per annum of the Fund's average daily net assets. This arrangement includes all Fund operating expenses except management fees, Rule 12b-1 fees, brokerage commissions, taxes, interest, and extraordinary expenses. SAM does not have the right to recapture waived fees or reimbursed expenses under this arrangement.


SAFECO  MUTUAL  FUNDS                                            1-800-528-6501

Example

The following hypothetical example shows what your expenses would be if you invested $10,000 in the Fund for the time periods indicated, assuming you reinvest all Fund distributions, earn a 5% annual return each year, and the Fund's net operating expenses remain the same. Use this example for a general comparison of the cost of investing in the Fund with the cost of investing in other mutual funds. This example is for comparison only and does not represent the Fund's actual expenses and returns, either past or future. Although your actual costs may be higher or lower, costs based on these assumptions would be:

                             1 year 3 years 5 years 10 years*

Class A                       $709   $993   $1,297   $2,158

Class B --with redemption     $718   $973   $1,354   $2,117
        --without redemption  $218   $673   $1,154   $2,117

Class C --with redemption     $318   $673   $1,154   $2,483
        --without redemption  $218   $673   $1,154   $2,483

* Expenses for Class B shares reflect their conversion to Class A shares after six years.



The Safeco Small-Cap Value Fund is managed by Greg Eisen, CFA, Assistant Vice President of Safeco Asset Management Company. Mr. Eisen has managed the Fund since its inception in 1996.

Safeco Growth Opportunities Fund
This Fund seeks growth of capital.

Principal Investment Strategies

To achieve its objective, under normal circumstances the Fund invests most of its assets in common stocks of companies the advisor considers to be reasonably priced or undervalued, with above average growth potential. When evaluating a stock to buy for the Fund, the advisor considers factors such as:

..  the strength of the company's balance sheet;

..  the quality of the management team;

..  the rate at which the company's earnings are projected to grow; or

.. whether the company's stock may be trading at a discount relative to its industry peers or the overall market.

The Fund may sell a stock if:

.. any of the above factors or other relative-value indicators have deteriorated;

.. the stock becomes overvalued, for example, as a result of overly optimistic earnings forecasts;

..  the stock price reaches a specific target;

.. changes in market value cause the Fund to hold a larger position in the stock than the advisor wants;

..  other companies present more attractive investment opportunities; or

..  cash is needed to meet shareholder redemptions.

The Fund may keep holdings through periodic downturns if the advisor believes that the long-term growth prospects for the company are good.

Principal Risks of Investing in the Fund

Loss of money is a risk of investing in the Fund. The value of Fund shares goes up and down with the prices of the securities in which the Fund invests and may decline in value. Stocks selected on the basis of expected future earnings may not perform as expected and could underperform other investments. Many companies that meet the advisor's criteria for growth are small in size and may be more volatile than stocks of larger, more established companies. This means that the Fund's shares may be subject to more frequent and more significant changes in value than the stock market in general. Because the Fund may own a significant number of the outstanding shares of small companies that the advisor has strong convictions about, those shares may be more difficult for the Fund to sell at a good price in a market downturn.

During periods of market concern about inflation or deflation, some securities in which the Fund invests may become more volatile or decline in value. There is also an increased risk of default, especially for companies that are highly leveraged.

Investment returns may vary, sometimes significantly, from the overall stock market. Due to the aggressive investment strategy of this Fund, you should invest in it only if you are prepared to withstand market fluctuations and variable investment returns over a period of several years.

Investing in mutual fund shares is not the same as making a bank deposit. Your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

SAFECO  MUTUAL  FUNDS                                       www.safecofunds.com

Performance

On September 30, 1996, the Fund began offering Class A and Class B shares in addition to the Investor Class shares. The Fund began offering Class C shares on May 1, 2000.

Looking at how the Fund's annual total return has varied from year to year and how its average annual total returns over a one-, five- and ten-year period compare to an unmanaged index representative of small capitalization stocks, such as the Russell 2000 Index, gives you some idea of the Fund's risks. The Fund's returns in the bar chart and table are net of annual operating expenses which, prior to September 30, 1996, did not impose Rule 12b-1 fees (.25% for Class A shares and 1.00% for Class B and Class C shares), and would be lower if they did. The returns in the bar chart do not reflect sales charges (loads) and would be lower if they did. All figures assume reinvestment of dividends and distributions. The Fund's past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. Current performance may be lower or higher than the performance shown.

  Annual Total Returns (Class A Shares)*

  [CHART]                                                  During the ten-year
                                                           period shown in the
  Year End    Percentage                                   bar chart, the
  --------    ----------                                   highest quarterly
    '93          22.19                                     return was 34.38%
    '94          -1.62                                     for the quarter
    '95          26.10                                     ended June 30, 2001;
    '96          22.90                                     and the lowest
    '97          49.61                                     quarterly return was
    '98           4.47                                     -26.86% for the
    '99           2.43                                     quarter ended
    '00          -4.52                                     September 30, 2002.
    '01          21.66
    '02         -37.05



* Returns have not been restated to reflect Rule 12b-1 fees prior to September 30, 1996, and would be lower if they were.


Average Annual Total Returns as of December 31, 2002
                                     1 year  5 years 10 years

Safeco Growth Opportunities Fund*

Class A before tax                   -40.66%  -5.91%   7.47%

Class A after tax on distributions   -40.66%  -6.09%   5.10%

Class A after tax on distributions
and sale of Fund shares              -24.97%  -4.64%   5.21%

Class B before tax                   -40.66%  -5.90%   7.63%

Class C before tax                   -38.11%  -5.54%   7.60%

Russell 2000 Index**                 -20.48%  -1.36%   7.16%
* Returns have not been restated to reflect Rule 12b-1 fees prior to September 30, 1996, and would be lower if they were.
** The Russell 2000 Index, an unmanaged index of 2,000 small capitalization
   U.S. stocks, is for reference only, does not mirror the Fund's investments, and reflects no deduction for fees, expenses, or taxes.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to shareholders who invest in Fund shares through tax-deferred arrangements such as 401(k) plans and Individual Retirement Accounts. After-tax returns are shown only for Class A shares and the after-tax returns for other share classes offered in the prospectus may vary.

Fees and Expenses

There are fees and expenses you may pay if you purchase, hold, or redeem shares of the Fund. Shareholder fees are charged directly to your account. The Fund's annual operating expenses are paid from the Fund's assets and therefore you pay them indirectly.


Fees and Expenses of the Fund
                                                        Class A Class B  Class C

Sales Charges and Shareholder Fees
(fees paid directly from your account)

Maximum sales charge ("load") imposed on purchases
(as a percentage of purchase price)                      5.75%*   None     None
Maximum deferred sales charge ("load") (as a percentage
of sale or purchase price whichever is less)              None   5.00%**  1.00%***
Sales charge on reinvested dividends                      None    None     None
Redemption fees/1/                                        None    None     None
Annual low balance fee/2/                                  $12     $12      $12

Annual Fund Operating Expenses
(expenses deducted from Fund assets)

Management fees                                          0.67%   0.67%    0.67%
12b-1 fees                                               0.25%   1.00%    1.00%
Other expenses                                           0.75%   0.54%    0.66%
Total annual Fund operating expenses                     1.67%   2.21%    2.33%
------------------------------------------------------- ------- -------  -------
Less expense reimbursement/3/                            0.34%   0.13%    0.25%
Net annual Fund operating expenses                       1.33%   2.08%    2.08%

* Purchases of $1,000,000 or more of Class A shares are not subject to a front-end sales charge, but a 1.00% deferred sales charge will apply to redemptions made in the first twelve months except with respect to participant-directed redemptions from qualified retirement plans.
** The contingent deferred sales charge on Class B shares reduces to zero after six years from purchase, and the Class B shares convert to Class A shares at that time.
*** The contingent deferred sales charge on Class C shares applies only to redemptions made in the first twelve months after purchase.

/1 /There is a $20 charge for wire redemptions. There is a higher charge for international wire redemptions, which may vary by country or dollar amount.

/2 /A low balance fee is charged once each year in December for accounts with balances under $1,000 in the Fund.

/3 /Safeco Asset Management Company (SAM), the Fund's advisor, has contractually agreed until April 30, 2009, to pay certain Fund operating expenses that exceed the rate of 0.40% per annum of the Fund's average daily net assets. This arrangement includes all Fund operating expenses except management fees, Rule 12b-1 fees, brokerage commissions, taxes, interest, and extraordinary expenses. SAM does not have the right to recapture waived fees or reimbursed expenses under this arrangement.

SAFECO  MUTUAL  FUNDS                                            1-800-528-6501

Example

The following hypothetical example shows what your expenses would be if you invested $10,000 in the Fund for the time periods indicated, assuming you reinvest all Fund distributions, earn a 5% annual return each year, and the Fund's net operating expenses remain the same. Use this example for a general comparison of the cost of investing in the Fund with the cost of investing in other mutual funds. This example is for comparison only and does not represent the Fund's actual expenses and returns, either past or future. Although your actual costs may be higher or lower, costs based on these assumptions would be:
                             1 year 3 years 5 years 10 years*

Class A                       $703   $972   $1,262   $2,084

Class B --with redemption     $711   $952   $1,319   $2,043
        --without redemption  $211   $652   $1,119   $2,043

Class C --with redemption     $311   $652   $1,119   $2,410
        --without redemption  $211   $652   $1,119   $2,410

* Expenses for Class B shares reflect their conversion to Class A shares after six years.


The Safeco Growth Opportunities Fund is co-managed by Jeffrey Schwartz, CFA, Vice President of Safeco Asset Management Company and Bill Whitlow, CFA, Vice President of Safeco Asset Management Company. Prior to joining Safeco Asset Management Company, from 2001 to 2003 Mr. Schwartz was founder of Nantucket Investment Research, LLC, in Farmington Hills, Michigan and was a private investor and conducted independent investment research. From 1992 to 2001, Mr. Schwartz was at Munder Capital Management, most recently as a Senior Portfolio Manager and Principal, co-manager of the Munder MicroCap Equity Fund and the Munder Small Company Focus Style separate accounts, and on the management team of the Munder Small Company Growth Fund. Mr. Whitlow was a team manager for the Fund starting in 2003 and has managed or co-managed other Safeco Funds since 1997.

Safeco Balanced Fund
This Fund seeks growth and income consistent with the preservation of capital.

Principal Investment Strategies

To achieve its objective, under normal circumstances the Fund invests from 50% to 70% of its assets in common stocks and at least 25% of its assets in debt securities, up to 10% of which may be below investment grade securities (also known as "junk" or "high-risk" bonds).

When evaluating a stock to buy for the Fund, the advisor looks for companies having one or more of the following characteristics:

.. undervalued stock price as measured by price-to-earnings ratios and dividend potential relative to comparable companies;

.. potential to beat the S&P 500 Index averages for risk adjusted returns over the next three- to five-year outlook; and

..  good long-term growth potential.

When evaluating a debt security to buy for the Fund, the advisor considers factors such as:

..  the issuer's creditworthiness;

..  the sensitivity of the security to changes in interest rates; and

.. the level to which that market sector is already represented in the Fund's assets.

The dollar-weighted average maturity of the debt securities in the Fund is generally between three and ten years.

The advisor may use the rating services provided by Moody's, S&P, or Fitch. Bond ratings indicate an issuer's financial strength and ability to meet its debt obligations. The advisor determines a comparable rating for unrated bonds.

The Fund may sell a security if:

.. the company's growth prospects or other relative-value indicators have deteriorated;

..  the stock price reaches a specific target;

.. changes in market value cause the Fund to hold a larger position in the stock than the advisor wants;

..  the advisor is concerned about an issuer's creditworthiness;

..  a debt security becomes fully valued;

..  there are other more attractive investment opportunities available; or

..  cash is needed to meet shareholder redemptions.

Principal Risks of Investing in the Fund

Loss of money is a risk of investing in the Fund. The value of Fund shares goes up and down with the prices of the securities in which the Fund invests and may decline in value. Debt securities (except for those issued or guaranteed by the U.S. government), may be affected by changes in the financial strength of the issuer or changes in interest rates. While falling interest rates generally increase the value of debt securities, rising interest rates can cause the value of debt securities to fall. Changes in price generally will be greater the longer the maturity of the debt security. Although debt securities in the top four rating categories are considered to be "investment grade," Moody's and others consider bonds rated "Baa" to have speculative characteristics and may have a greater risk of default. Below investment-grade debt securities generally have greater volatility, reduced liquidity, and a much higher risk of repayment default. Any bonds held by the Fund could be downgraded in credit quality or go into default.

During periods of market concern about inflation or deflation, some securities in which the Fund invests

SAFECO  MUTUAL  FUNDS                                       www.safecofunds.com
may become more volatile or decline in value. There is also an increased risk of default, especially for companies that are highly leveraged.

The Fund may be suitable for you if you are concerned about preservation of capital and want exposure to equity and debt securities in a single investment.

Investing in mutual fund shares is not the same as making a bank deposit. Your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

On September 30, 1996, the Fund began offering Class A and Class B shares in addition to the Investor Class shares. The Fund began offering Class C shares on October 1, 2003.

Looking at how the Fund's annual total return has varied from year to year and how its average annual total returns over a one- and five-year period and since inception of the Fund compare to a broad index of stock performance, such as the S&P 500 Index and to a composite index that blends the performance of companies with lower price-to-book ratios and lower forecasted growth values with performance of government and corporate debt securities, mortgage- backed securities, and asset-backed securities such as the Composite Russell 1000 Value/Lehman Brothers Aggregate Bond Index, gives you some idea of the Fund's risks. The Fund's returns in the bar chart and table are net of annual operating expenses which, prior to September 30, 1996, did not impose Rule 12b-1 fees (.25% for Class A shares and 1.00% for Class B and Class C shares), and would be lower if they did. The returns in the bar chart do not reflect sales charges (loads) and would be lower if they did. All figures assume reinvestment of dividends and distributions. The Fund's past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. Current performance may be lower or higher than the performance shown.

  Annual Total Returns (Class A Shares)*

  [CHART]                                                  Since the Fund's
                                                           inception in 1996,
  Year End    Percentage                                   the highest
  --------    ----------                                   quarterly return was
    '93                                                    9.92% for the
    '94                                                    quarter ended
    '95                                                    December 31, 1998;
    '96                                                    and the lowest
    '97         16.29                                      quarterly return was
    '98         12.06                                      -10.14% for the
    '99          0.75                                      quarter ended
    '00          4.71                                      September 30, 2002.
    '01         -0.42
    '02         -8.95


* Returns have not been restated to reflect Rule 12b-1 fees prior to September 30, 1996, and would be lower if they were.


           Average Annual Total Returns as of December 31, 2002
                                                              Life of
                                              1 year  5 years  Fund*

           Safeco Balanced Fund**

           Class A before tax                 -14.21%  0.20%   3.96%

           Class A after tax on distributions -15.09% -1.04%   2.50%

           Class A after tax on distributions
           and sale of Fund shares             -8.72% -0.34%   2.61%

           Class B before tax                 -14.13%  0.30%   4.17%

           Class C before tax                     N/A    N/A     N/A

           S&P 500 Index***                   -22.12% -0.59%   6.43%

           Composite Russell 1000 Value/
           Lehman Brothers Aggregate
           Bond Index***                       -5.21%  3.71%   7.62%

* Fund inception date is January 31, 1996.
** Returns have not been restated to reflect Rule 12b-1 fees prior to September
   30, 1996, and would be lower if they were.
*** The S&P 500 Index, an unmanaged index of 500 stocks, and the Composite
    Index, a 60/40 combination of the Russell 1000 Value Index and the Lehman Brothers Aggregate Bond Index, are for reference only, do not mirror the Fund's investments, and reflect no deduction for fees, expenses, or taxes.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to shareholders who invest in Fund shares through tax-deferred arrangements such as 401(k) plans and Individual Retirement Accounts. After-tax returns are shown only for Class A shares and the after-tax returns for other share classes offered in the prospectus may vary.

SAFECO  MUTUAL  FUNDS                                            1-800-528-6501

Fees and Expenses

There are fees and expenses you may pay if you purchase, hold, or redeem shares of the Fund. Shareholder fees are charged directly to your account. The Fund's annual operating expenses are paid from the Fund's assets and therefore you pay them indirectly.


Fees and Expenses of the Fund
                                                        Class A Class B  Class C/1/

Sales Charges and Shareholder Fees
(fees paid directly from your account)

Maximum sales charge ("load") imposed on purchases
(as a percentage of purchase price)                      5.75%*   None      None
Maximum deferred sales charge ("load") (as a percentage
of sale or purchase price whichever is less)              None   5.00%**   1.00%***
Sales charge on reinvested dividends                      None    None      None
Redemption fees/2/                                        None    None      None
Annual low balance fee/3/                                  $12     $12       $12

Annual Fund Operating Expenses
(expenses deducted from Fund assets)

Management fees                                          0.70%   0.70%     0.70%
12b-1 fees                                               0.25%   1.00%     1.00%
Other expenses                                           0.86%   0.89%     0.89%
Total annual Fund operating expenses                     1.81%   2.59%     2.59%
------------------------------------------------------- ------- -------  ---------
Less expense reimbursement/4/                            0.46%   0.49%     0.49%
Net annual Fund operating expenses                       1.35%   2.10%     2.10%

* Purchases of $1,000,000 or more of Class A shares are not subject to a front-end sales charge, but a 1.00% deferred sales charge will apply to redemptions made in the first twelve months except with respect to participant-directed redemptions from qualified retirement plans.
** The contingent deferred sales charge on Class B shares reduces to zero after six years from purchase, and the Class B shares convert to Class A shares at that time.
*** The contingent deferred sales charge on Class C shares applies only to redemptions made in the first twelve months after purchase.
/1 /Estimated expenses for fiscal year ending December 31, 2003.

/2 /There is a $20 charge for wire redemptions. There is a higher charge for international wire redemptions, which may vary by country or dollar amount.

/3 /A low balance fee is charged once each year in December for accounts with balances under $1,000 in the Fund.

/4 /Safeco Asset Management Company (SAM), the Fund's advisor, has contractually agreed until April 30, 2009, to pay certain Fund operating expenses that exceed the rate of 0.40% per annum of the Fund's average daily net assets. This arrangement includes all Fund operating expenses except management fees, Rule 12b-1 fees, brokerage commissions, taxes, interest, and extraordinary expenses. SAM does not have the right to recapture waived fees or reimbursed expenses under this arrangement.

Example

The following hypothetical example shows what your expenses would be if you invested $10,000 in the Fund for the time periods indicated, assuming you reinvest all Fund distributions, earn a 5% annual return each year, and the Fund's net operating expenses remain the same. Use this example for a general comparison of the cost of investing in the Fund with the cost of investing in other mutual funds. This example is for comparison only and does not represent the Fund's actual expenses and returns, either past or future. Although your actual costs may be higher or lower, costs based on these assumptions would be:
                             1 year 3 years 5 years 10 years*

Class A                       $705   $978   $1,272   $2,105

Class B--with redemption      $713   $958   $1,329   $2,064
        --without redemption  $213   $658   $1,129   $2,064

Class C--with redemption      $313   $658   $1,129   $2,431
        --without redemption  $213   $658   $1,129   $2,431

* Expenses for Class B shares reflect their conversion to Class A shares after six years.


The Safeco Balanced Fund is managed by three individuals. The equity portion is co-managed by Rex L. Bentley, CFA, Vice President of Safeco Asset Management Company and Lynette D. Sagvold, CFA, Vice President of Safeco Asset Management Company. Mr. Bentley and Ms. Sagvold have co-managed the Fund since 1996 and also co-manage the Safeco Large-Cap Value Fund.

The debt security portion is managed by Michael Hughes, CFA, Vice President of Safeco Asset Management Company. Mr. Hughes has co-managed the Fund since 1997 and also manages other Safeco Funds.

SAFECO  MUTUAL  FUNDS                                       www.safecofunds.com

Safeco International Stock Fund
This Fund seeks maximum long-term total return (capital appreciation and income) by investing primarily in common stocks of established non-U.S. companies.


Principal Investment Strategies

To achieve its objective, under normal circumstances the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in stocks and at least 65% of its assets in securities issued by companies domiciled in countries other than the United States.

When evaluating a stock to buy for the Fund, Bank of Ireland Asset Management (U.S.) Limited, the sub-advisor that manages the Fund, focuses on companies that:

..  appear undervalued;

.. have low price-to-earnings ratios when compared to their historic ratios, to competitors, or to companies with similar growth records; and

..  are liquid and readily traded on established foreign exchanges.

To reduce the risks associated with fluctuations in foreign currency values, security prices, and interest rates, the Fund may invest in:

.. futures contracts, which enable the Fund to buy or sell a financial investment at a particular price on a stated future date;

.. options, which give the Fund the right to buy, in the case of a call, or the right to sell, in the case of a put, the underlying security at a particular price for a specified period of time; and

.. forward contracts, such as forward foreign currency exchange contracts, which enable the Fund to "lock in" the U.S. dollar price of a security position or anticipated dividend or interest payment.

The Fund may sell a stock if:

.. the company's earnings prospects or other fundamental value indicators have deteriorated;


..  a stock price reaches a specific target;

.. changes in market value cause the Fund to hold a larger position in the stock than the sub-advisor wants;

..  other companies present more attractive investment opportunities; or

..  cash is needed to meet shareholder redemptions.

Principal Risks of Investing in the Fund

Loss of money is a risk of investing in the Fund. The value of Fund shares goes up and down with the prices of the securities in which the Fund invests and may decline in value. Stocks selected on the basis of expected future earnings may not perform as expected and could underperform other investments.

Overseas investing carries potential risks beyond investment returns that are not associated with domestic investments. These risks include, but are not limited to:

.. currency exchange rate fluctuations affecting the U.S. dollar value of securities denominated in that foreign currency;

.. political and financial instability that may result in expropriation of assets;

.. less liquidity of foreign investments that may make it more difficult for the Fund to sell a security at a good price;

.. lack of uniform accounting, auditing and financial reporting standards that may make it more difficult to obtain financial information about the security;

.. less government regulation and supervision of foreign stock exchanges, brokers and listed companies that may result in increased fraud or a failure to detect fraud;

..  increased price volatility;

..  delays in transaction settlement in some foreign markets; and

..  taxes imposed by foreign governments.

Investment in futures contracts, forward contracts, and options also carry special risks. The Fund could lose money if the sub-advisor invests in futures contracts, options or forward contracts that represent a position opposite to the direction in which the market actually moves. There is not necessarily a correlation between price movements of these types of contracts and changes in the value of their underlying securities. There may not be a liquid secondary market in which to resell futures contracts, options and forward contracts if the sub-advisor wants to close out a position before the futures contract, option, or forward contract expires.

The Fund may be suitable for you if you want exposure to international equity markets.

Investing in mutual fund shares is not the same as making a bank deposit. Your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

On September 30, 1996, the Fund began offering Class A and Class B shares in addition to the Investor Class shares. The Fund began offering Class C shares on May 1, 2000.

Looking at how the Fund's annual total return has varied from year to year and how its average annual total returns over a one- and five-year period and since inception of the Fund compare to a recognized index of international stocks such as the MSCI EAFE Index, gives you some idea of the Fund's risks. The Fund's returns in the bar chart and table are net of annual operating expenses which, prior to September 30, 1996, did not impose Rule 12b-1 fees (.25% for Class A shares and 1.00% for Class B and Class C shares), and would be lower if they did. The returns in the bar chart do not reflect sales charges (loads) and would be lower if they did. All figures assume reinvestment of dividends and distributions. The Fund's past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. Current performance may be lower or higher than the performance shown.
  Annual Total Returns (Class A Shares)*

  [CHART]                                                  Since the Fund's
                                                           inception in 1996,
  Year End    Percentage                                   the highest
  --------    ----------                                   quarterly return was
    '93                                                    19.70% for the
    '94                                                    quarter ended
    '95                                                    December 31, 1999;
    '96                                                    and the lowest
    '97          4.30                                      quarterly return was
    '98         13.68                                      -21.25% for the
    '99         28.64                                      quarter ended
    '00        -11.05                                      September 30, 2002.
    '01        -24.49
    '02        -19.27

* Returns have not been restated to reflect Rule 12b-1 fees prior to September 30, 1996, and would be lower if they were.

SAFECO  MUTUAL  FUNDS                                            1-800-528-6501

Average Annual Total Returns as of December 31, 2002
                                                   Life of
                                   1 year  5 years  Fund*

Safeco International Stock Fund**

Class A before tax                 -23.93%  -5.71%  -1.72%

Class A after tax on distributions -24.20%  -6.16%  -2.23%

Class A after tax on distributions
and sale of Fund shares            -14.69%  -4.45%  -1.43%

Class B before tax                 -23.90%  -5.69%  -1.56%

Class C before tax                 -20.70%  -5.35%  -1.59%

MSCI EAFE Index***                 -17.52%  -4.33%  -2.55%
* Fund inception date is January 31, 1996.
** Returns have not been restated to reflect Rule 12b-1 fees prior to September
   30, 1996, and would be lower if they were.

*** The MSCI EAFE Index (Morgan Stanley Capital International Europe,
        Australasia, Far East Index), an unmanaged index comprised of 21 developed equity markets outside of North America, is for reference only, does not mirror the Fund's investments, and reflects no deduction for fees, expenses, or taxes.


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to shareholders who invest in Fund shares through tax-deferred arrangements such as 401(k) plans and Individual Retirement Accounts. After-tax returns are shown only for Class A shares and the after-tax returns for other share classes offered in the prospectus may vary.

Fees and Expenses

There are fees and expenses you may pay if you purchase, hold, or redeem shares of the Fund. Shareholder fees are charged directly to your account. The Fund's annual operating expenses are paid from the Fund's assets and therefore you pay them indirectly.


Fees and Expenses of the Fund
                                                        Class A Class B  Class C

Sales Charges and Shareholder Fees
(fees paid directly from your account)

Maximum sales charge ("load") imposed on purchases
(as a percentage of purchase price)                      5.75%*   None     None
Maximum deferred sales charge ("load") (as a percentage
of sale or purchase price whichever is less)              None   5.00%**  1.00%***
Sales charge on reinvested dividends                      None    None     None
Redemption fees/1/                                        None    None     None
Annual low balance fee/2/                                  $12     $12      $12

Annual Fund Operating Expenses
(expenses deducted from Fund assets)

Management fees                                          1.00%   1.00%    1.00%
12b-1 fees                                               0.25%   1.00%    1.00%
Other expenses                                           1.20%   1.34%    1.28%
Total annual Fund operating expenses                     2.45%   3.34%    3.28%
------------------------------------------------------- ------- -------  -------
Less expense reimbursement/3/                            0.80%   0.94%    0.88%
Net annual Fund operating expenses                       1.65%   2.40%    2.40%

* Purchases of $1,000,000 or more of Class A shares are not subject to a front-end sales charge, but a 1.00% deferred sales charge will apply to redemptions made in the first twelve months except with respect to participant-directed redemptions from qualified retirement plans.
** The contingent deferred sales charge on Class B shares reduces to zero after six years from purchase, and the Class B shares convert to Class A shares at that time.
*** The contingent deferred sales charge on Class C shares applies only to redemptions made in the first twelve months after purchase.

/1/ There is a $20 charge for wire redemptions. There is a higher charge for international wire redemptions, which may vary by country or dollar amount.

/2/ A low balance fee is charged once each year in December for accounts with balances under $1,000 in the Fund.

/3/ Safeco Asset Management Company (SAM), the Fund's advisor, has contractually agreed until April 30, 2009, to pay certain Fund operating expenses that exceed the rate of 0.40% per annum of the Fund's average daily net assets. This arrangement includes all Fund operating expenses except management fees, Rule 12b-1 fees, brokerage commissions, taxes, interest, and extraordinary expenses. SAM does not have the right to recapture waived fees or reimbursed expenses under this arrangement.

SAFECO  MUTUAL  FUNDS                                       www.safecofunds.com

Example


The following hypothetical example shows what your expenses would be if you invested $10,000 in the Fund for the time periods indicated, assuming you reinvest all Fund distributions, earn a 5% annual return each year, and the Fund's net operating expenses remain the same. Use this example for a general comparison of the cost of investing in the Fund with the cost of investing in other mutual funds. This example is for comparison only and does not represent the Fund's actual expenses and returns, either past or future. Although your actual costs may be higher or lower, costs based on these assumptions would be:

                              1 year 3 years 5 years 10 years*

Class A                        $733  $1,065  $1,420   $2,417

Class B --with redemption      $743  $1,048  $1,480   $2,380
        --without redemption   $243  $  748  $1,280   $2,380

Class C --with redemption      $343  $  748  $1,280   $2,736
        --without redemption   $243  $  748  $1,280   $2,736

* Expenses for Class B shares reflect their conversion to Class A shares after six years.




Safeco Asset Management Company (SAM) is the Fund's investment advisor. Bank of Ireland Asset Management (U.S.) Limited ("sub-advisor") is the investment sub-advisor to the Fund and is responsible for the day-to-day management of the Fund. The Fund is managed by a committee of portfolio managers at the sub-advisor who are jointly and primarily responsible for the day-to-day management of the Fund's portfolio.

Safeco Municipal Bond Fund
This Fund seeks to provide as high a level of current interest income exempt from federal income tax as is consistent with the relative stability of capital.

Principal Investment Strategies

To achieve its objective, the Fund invests primarily in municipal bonds rated investment grade or better with average maturities of 15 years and longer. The Fund invests under normal circumstances:

.. at least 80% of its assets in investment-grade municipal bonds with a maturity of more than one year and whose interest is exempt from federal income tax; and

.. up to 20% of its assets in unrated municipal bonds, as long as the advisor determines they are of comparable quality to investment-grade securities.

The Fund will not invest in securities whose interest is subject to the alternative minimum tax.

When evaluating a bond to buy, the advisor considers, among other things:

..  yield;

..  maturity;

.. structural features such as an issuer's right to buy the bond back at a stated price (a "call") or the Fund's right to require the issuer to buy the bond back at a stated price (a "put");

..  credit quality (including the underlying rating of insured bonds);

..  the project the issuer is financing;

..  the original offering price;

..  any state or local tax exemption; and

.. the amount of discount off or premium on the stated principal amount of the bond represented by the price offered.

After evaluating a bond, the advisor compares the bond to other available bonds, which may have different features. The advisor also considers the relative weighting of the Fund's holdings among states. The advisor favors long-maturity bonds in essential services that offer a significant degree of protection against issuer repurchase rights prior to maturity and good value relative to their peers.

The advisor may use the rating services provided by Moody's, S&P, or Fitch. Bond ratings indicate an issuer's financial strength and ability to meet its debt obligations.

The Fund may sell bonds when:

..  they become fully valued;

..  more attractively valued bonds become available; or

..  cash is needed to meet shareholder redemptions.

Because it often takes years for attractive relative valuations to be recognized by the municipal securities market, turnover of the Fund's portfolio can be low.

Principal Risks of Investing in the Fund

Loss of money is a risk of investing in the Fund. The Fund is subject to interest rate risk. Generally, when market interest rates rise the price of the Fund's debt securities will fall. This risk is greater for longer maturity securities and the Fund may experience greater volatility than a fund invested in bonds with a shorter average maturity.

Although securities in the top four rating categories are considered "investment grade," Moody's and others consider bonds rated "Baa" to have speculative characteristics. These lower-quality securities may be subject to greater risk of repayment default, particularly during economic downturns and periods of rising interest rates. Money to repay limited

SAFECO  MUTUAL  FUNDS                                            1-800-528-6501
obligations and revenue bonds, which provide financing for a specific project or public facility, may be limited to the revenues generated by those projects or facilities, or to special tax revenues. There are greater risks of repayment default for these securities because repayment may depend on the credit of a private entity, and the general revenues of the public issuer will not be available for repayment.

This Fund may be suitable for you if you seek high current tax-exempt income and relative stability of principal. The Fund is not available as an investment vehicle for qualified retirement plans and other tax-favored accounts.

Investing in mutual fund shares is not the same as making a bank deposit. Your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

On September 30, 1996, the Fund began offering Class A and Class B shares in addition to the Investor Class shares. The Fund began offering Class C shares on October 1, 2003.

Looking at how the Fund's annual total return has varied from year to year and how its average annual total returns over a one-, five- and ten-year period compare to a widely recognized index of municipal bonds having long maturities gives you some idea of the Fund's risks. The Fund's returns in the bar chart and table are net of annual operating expenses which, prior to September 30, 1996, did not impose Rule 12b-1 fees (.25% for Class A shares and 1.00% for Class B and C shares), and would be lower if they did. The returns in the bar chart do not reflect sales charges (loads) and would be lower if they did. All figures assume reinvestment of dividends and distributions. The Fund's past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. Current performance may be lower or higher than the performance shown.

  Annual Total Returns (Class A Shares)*

  [CHART]                                                  During the ten-year
                                                           period shown in the
  Year End                                                 bar chart, the
  Percentage                                               highest quarterly
  --------                                                 return was 8.82% for
  ----------                                               the quarter ended
    '93             12.66                                  March 31, 1995; and
    '94             -8.25                                  the lowest quarterly
    '95             21.48                                  return was -6.77%
    '96              3.18                                  for the quarter
    '97             10.17                                  ended March 31, 1994.
    '98              5.75
    '99             -6.47
    '00             13.76
    '01              4.92
    '02              9.99



* Returns have not been restated to reflect Rule 12b-1 fees prior to September 30, 1996, and would be lower if they were.

Average Annual Total Returns as of December 31, 2002
                                   1 year 5 years 10 years

Safeco Municipal Bond Fund*

Class A before tax                  5.03%  4.40%    5.88%

Class A after tax on distributions  4.68%  4.26%    5.70%

Class A after tax on distributions
and sale of Fund shares             5.12%  4.39%    5.67%

Class B before tax                  4.07%  4.27%    5.91%

Class C before tax                   N/A    N/A      N/A

Lehman Brothers Long Municipal
Bond Index**                       10.43%  6.10%    7.24%

* Returns have not been restated to reflect Rule 12b-1 fees prior to September 30, 1996, and would be lower if they were.
** The Lehman Brothers Long Municipal Bond Index, an unmanaged index of bonds with a minimum credit rating of BAA3, issued as part of a deal of at least $50 million, having an amount of at least $5 million and maturing in 22 or more years, is for reference only, does not mirror the Fund's investments, and reflects no deduction for fees, expenses, or taxes.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are shown only for Class A shares and the after-tax returns for other share classes offered in the prospectus may vary.

SAFECO  MUTUAL  FUNDS                                       www.safecofunds.com

Fees and Expenses

There are fees and expenses you may pay if you purchase, hold, or redeem shares of the Fund. Shareholder fees are charged directly to your account. The Fund's annual operating expenses are paid from the Fund's assets and therefore you pay them indirectly.


Fees and Expenses of the Fund
                                                        Class A Class B  Class C/1/

Sales Charges and Shareholder Fees
(fees paid directly from your account)

Maximum sales charge ("load") imposed on purchases
(as a percentage of purchase price)                      4.50%*   None      None
Maximum deferred sales charge ("load") (as a percentage
of sale or purchase price whichever is less)              None   5.00%**   1.00%***
Sales charge on reinvested dividends                      None    None      None
Redemption fees/2/                                        None    None      None
Annual low balance fee/3/                                  $12     $12       $12

Annual Fund Operating Expenses
(expenses deducted from Fund assets)

Management fees                                          0.47%   0.47%     0.47%
12b-1 fees                                               0.25%   1.00%     1.00%
Other expenses                                           0.17%   0.21%     0.21%
Total annual Fund operating expenses/4/                  0.89%   1.68%     1.68%

* Purchases of $1,000,000 or more of Class A shares are not subject to a front-end sales charge, but a 1.00% deferred sales charge will apply to redemptions made in the first twelve months.
** The contingent deferred sales charge on Class B shares reduces to zero after six years from purchase, and the Class B shares convert to Class A shares at that time.
*** The contingent deferred sales charge on Class C shares applies only to redemptions made in the first twelve months after purchase.
/1/ Estimated expenses for fiscal year ending December 31, 2003.

/2/ There is a $20 charge for wire redemptions. There is a higher charge for international wire redemptions, which may vary by country or dollar amount.

/3/ A low balance fee is charged once each year in December for accounts with balances under $1,000 in the Fund.

/4/ Safeco Asset Management Company (SAM), the Fund's advisor, has contractually agreed until April 30, 2009, to pay certain Fund operating expenses that exceed the rate of 0.40% per annum of the Fund's average daily net assets. This arrangement includes all Fund operating expenses except management fees, Rule 12b-1 fees, brokerage commissions, taxes, interest, and extraordinary expenses. SAM does not have the right to recapture waived fees or reimbursed expenses under this arrangement.

Example

The following hypothetical example shows what your expenses would be if you invested $10,000 in the Fund for the time periods indicated, assuming you reinvest all Fund distributions, earn a 5% annual return each year, and the Fund's net operating expenses remain the same. Use this example for a general comparison of the cost of investing in the Fund with the cost of investing in other mutual funds. This example is for comparison only and does not represent the Fund's actual expenses and returns, either past or future. Although your actual costs may be higher or lower, costs based on these assumptions would be:

                             1 year 3 years 5 years 10 years*

Class A                       $537   $721   $  921   $1,497

Class B --with redemption     $671   $830   $1,113   $1,584
        --without redemption  $171   $530   $  913   $1,584

Class C --with redemption     $271   $530   $  913   $1,987
        --without redemption  $171   $530   $  913   $1,987

* Expenses for Class B shares reflect their conversion to Class A shares after six years.



The Safeco Municipal Bond Fund is co-managed by Stephen C. Bauer, President and Director of Safeco Asset Management Company and Mary Metastasio, Vice President of Safeco Asset Management Company. Mr. Bauer has managed the Fund since 1981 and also co-manages other Safeco Funds. Ms. Metastasio has been associated with Safeco Asset Management Company since 1985 and also co-manages other Safeco Funds.

SAFECO  MUTUAL  FUNDS                                            1-800-528-6501

Safeco Intermediate-Term Municipal Bond Fund
This Fund seeks to provide as high a level of current interest income exempt from federal income tax as is consistent with prudent investment risk. Principal Investment Strategies

This Fund is designed to provide much of the yield potential of a long-term bond fund, but with less fluctuation in share price. To achieve its objective, the Fund invests primarily in municipal bonds rated investment grade or better. The Fund's portfolio maintains an average dollar-weighted maturity of between three and ten years although individual securities held by the Fund may have maturities outside that range.

The Fund invests under normal circumstances:

.. at least 80% of its assets in investment-grade municipal bonds with maturities of more than one year and whose interest is exempt from federal income tax; and

.. up to 20% of its assets in unrated municipal bonds, as long as the advisor determines they are of comparable quality to investment-grade securities.

The Fund will not invest in securities whose interest is subject to the Alternative Minimum Tax.

When evaluating a bond to buy, the advisor considers among other things:

..  yield;

..  maturity;

.. structural features such as an issuer's right to buy the bond back at a stated price (a "call") or the Fund's right to require the issuer to buy the bond back at a stated price (a "put");

..  credit quality (including the underlying rating of insured bonds);

..  the purpose the issuer is financing;

..  the original offering price;

..  any state or local tax exemption; and


.. the amount of discount off or premium on the stated principal amount of the bond represented by the price offered.

After evaluating a bond to buy, the advisor compares the bond to other available bonds, which may have different features, and will buy the bond if it appears to offer the best relative value. The advisor may use rating services provided by Moody's, S&P, or Fitch. Bond ratings indicate an issuer's financial strength and ability to meet its debt obligations.

The Fund may sell bonds when:

..  they become fully valued;

..  more attractively valued bonds become available; or

..  cash is needed to meet shareholder redemptions.

Principal Risks of Investing in the Fund

Loss of money is a risk of investing in the Fund. The Fund is subject to interest rate risk. Generally, when market interest rates rise the price of the Fund's debt securities will fall. This risk is greater the longer the maturity of the debt security.

Although securities in the top four rating categories are considered "investment grade," Moody's and others consider bonds rated "Baa" to have speculative characteristics. These lower-quality securities may be subject to greater risk of repayment default, particularly during economic downturns and periods of rising interest rates. Money to repay limited obligations and revenue bonds, which provide financing for a specific project or public facility, may be limited to the revenues generated by those projects or facilities, or to special tax revenues. There are greater risks of repayment default for these securities because repayment may depend on the credit of a private entity, and the general revenues of the public issuer will not be available for repayment.

This conservative Fund is suitable for investors seeking federally tax-exempt income with relative price stability. The Fund is not available as an investment vehicle for qualified retirement plans and other tax-favored accounts.

Investing in mutual fund shares is not the same as making a bank deposit. Your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

On March 7, 2003, the Fund began offering Class A, Class B, and Class C shares in addition to the Investor Class shares.

Looking at how the Fund's annual total return has varied from year to year and how its average annual total returns over a one- and five-year period, and since inception of the Fund compare to a widely recognized index of municipal bonds, such as the Lehman Brothers 7-Year Municipal Bond Index, gives you some idea of the Fund's risks. The Fund's returns in the bar chart and table reflect the performance of the Investor Class shares, net of annual operating expenses. Periods shown do not impose Rule 12b-1 fees (.25% for Class A shares and 1.00% for Class B and Class C shares), and would be lower if they did. The returns in the bar chart do not reflect sales charges (loads) and would be lower if they did. All figures assume reinvestment of dividends and distributions. The Fund's past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. Current performance may be lower or higher than the performance shown.

  Annual Total Returns (Investor Class Shares)*

  [CHART]                                                  Since the Fund's
                                                           inception in 1993,
  Year End    Percentage                                   the highest
  --------    ----------                                   quarterly return was
    '93                                                    6.25% for the
    '94         -5.62                                      quarter ended
    '95         15.22                                      March 31, 1995, and
    '96          3.75                                      the lowest quarterly
    '97          7.50                                      return was -4.47%
    '98          5.33                                      for the quarter
    '99         -0.84                                      ended March 31, 1994.
    '00          7.44
    '01          4.53
    '02          8.89

* Returns have not been restated to reflect Rule 12b-1 fees and would be lower if they were.

SAFECO  MUTUAL  FUNDS                                       www.safecofunds.com

Average Annual Total Returns as of December 31, 2002
                                                  Life of
                                   1 year 5 years  Fund*

Safeco Intermediate-Term Municipal
Bond Fund**

Class A before tax                  3.95%  4.06%   4.83%

Class A after tax on distributions  3.67%  3.96%   4.78%

Class A after tax on distributions
and sale of Fund shares             4.13%  4.04%   4.71%

Class B before tax                  3.89%  4.69%   5.32%

Class C before tax                  7.89%  5.02%   5.32%

Lehman Brothers 7-Year Municipal
Bond Index***                      10.35%  6.07%   6.17%

*   Fund inception date is March 18, 1993.
** Reflects the performance of the Fund's Investor Class shares adjusted to reflect sales charges for Advisor Class A, Class B, and Class C shares. Returns have not been restated to reflect Rule 12b-1 fees and would be lower if they were.
*** The Lehman Brothers 7-Year Municipal Bond Index, an unmanaged index of bonds rated BAA3 or above, issued as part of a deal of at least $50 million, having an amount of at least $5 million and maturing in 6 or more years, is for reference only, does not mirror the Fund's investments, and reflects no deduction for fees, expenses, or taxes.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are shown only for adjusted Class A shares and the after-tax returns for the other share classes offered in this prospectus may vary.

Fees and Expenses

There are fees and expenses you may pay if you purchase, hold, or redeem shares of the Fund. Shareholder fees are charged directly to your account. The Fund's annual operating expenses are paid from the Fund's assets and therefore you pay them indirectly.


Fees and Expenses of the Fund
                                                        Class A Class B  Class C/1/

Sales Charges and Shareholder Fees
(fees paid directly from your account)

Maximum sales charge ("load") imposed on purchases
(as a percentage of purchase price)                      3.50%*   None      None
Maximum deferred sales charge ("load") (as a percentage
of sale or purchase price whichever is less)              None   4.00%**   1.00%***
Sales charge on reinvested dividends                      None    None      None
Redemption fees/2/                                        None    None      None
Annual low balance fee/3/                                  $12     $12       $12

Annual Fund Operating Expenses
(expenses deducted from Fund assets)

Management fees                                          0.50%   0.50%     0.50%
12b-1 fees                                               0.25%   1.00%     1.00%
Other expenses                                           0.49%   0.49%     0.49%
Total annual Fund operating expenses                     1.24%   1.99%     1.99%
------------------------------------------------------- ------- -------  ---------
Less expense reimbursement/4/                            0.09%   0.09%     0.09%
Net annual Fund operating expenses                       1.15%   1.90%     1.90%

* Purchases of $1,000,000 or more of Class A shares are not subject to a front-end sales charge, but a 1.00% deferred sales charge will apply to redemptions made in the first twelve months.

** The contingent deferred sales charge on Class B shares reduces to zero after five years from purchase, and the Class B shares convert to Class A shares at that time.

*** The contingent deferred sales charge on Class C shares applies only to redemptions made in the first twelve months after purchase.
/1/ Estimated expenses for fiscal year ending December 31, 2003.

/2/ There is a $20 charge for wire redemptions. There is a higher charge for international wire redemptions, which may vary by country or dollar amount.

/3/ A low balance fee is charged once each year in December for accounts with balances under $1,000 in the Fund.

/4/ Safeco Asset Management Company (SAM), the Fund's advisor, has contractually agreed until April 30, 2009, to pay certain Fund operating expenses that exceed the rate of 0.40% per annum of the Fund's average daily net assets. This arrangement includes all Fund operating expenses except management fees, Rule 12b-1 fees, brokerage commissions, taxes, interest, and extraordinary expenses. As of June 26, 2003, SAM began voluntarily reimbursing the Fund to the extent that its total expenses exceed the rate of 0.85% per annum of the Fund's average daily net assets for Class A shares and 1.60% per annum for Class B and Class C shares. The above "Fees and Expenses of the Fund" table reflects "contractual" expense reimbursements, if any, but does not reflect "voluntary" expense reimbursements. SAM does not have the right to recapture waived fees or reimbursed expenses under either of these arrangements.

SAFECO  MUTUAL  FUNDS                                            1-800-528-6501

Example

The following hypothetical example shows what your expenses would be if you invested $10,000 in the Fund for the time periods indicated, assuming you reinvest all Fund distributions, earn a 5% annual return each year, and the Fund's operating expenses remain the same. Use this example for a general comparison of the cost of investing in the Fund with the cost of investing in other mutual funds. This example is for comparison only and does not represent the Fund's actual expenses and returns, either past or future. Although your actual costs may be higher or lower, costs based on these assumptions would be:

                                 1 year 3 years 5 years 10 years*

Class A/1/                        $463   $703   $  961   $1,699

Class B/2/--with redemption       $593   $897   $1,126   $1,848
      --without redemption        $193   $597   $1,026   $1,848

Class C/3/--with redemption       $293   $597   $1,026   $2,222
      --without redemption        $193   $597   $1,026   $2,222

* Expenses for Class B shares reflect their conversion to Class A shares after five years.

/1 /With voluntary reimbursement, the net cost for Class A shares for one, three, five, and ten years would be $434, $612, $805, and $1,362, respectively.

/2 /With voluntary reimbursement, the net cost for Class B shares for one, three, five, and ten years would be $563, $805, $971, and $1,514 with redemption and $163, $505, $871, and $1,514 without redemption, respectively.

/3 /With voluntary reimbursement, the net cost for Class C shares for one, three, five, and ten years would be $263, $505, $871, and $1,900 with redemption and $163, $505, $871, and $1,900 without redemption, respectively.


The Safeco Intermediate-Term Municipal Bond Fund is co-managed by Mary Metastasio, Vice President of Safeco Asset Management Company, and Stephen C. Bauer, President and Director of Safeco Asset Management Company. Ms. Metastasio has managed the Fund since 1996 and also co-manages other Safeco Funds. Mr. Bauer has been associated with Safeco Asset Management Company since 1971 and also co-manages other Safeco Funds.

Safeco California Tax-Free Income Fund
This Fund seeks to provide as high a level of current interest income exempt from federal income tax and California state personal income tax as is consistent with the relative stability of capital.

This Fund is available to California, Oregon, Nevada and Arizona residents.


Principal Investment Strategies

To achieve its objective, the Fund invests primarily in investment-grade municipal bonds issued by the state of California or its political subdivisions and having average maturities of 15 years and longer. The Fund invests under normal circumstances:

.. at least 80% of its assets in securities whose interest is exempt from federal income tax and California personal income tax;

.. at least 65% of its assets in investment-grade municipal bonds with a maturity of more than one year; and

.. up to 20% of its assets in unrated municipal bonds, as long as the advisor determines they are of comparable quality to investment-grade securities.

The Fund may invest in tax-exempt securities of issuers located outside the state of California. The Fund will not invest in securities whose interest is subject to the alternative minimum tax.

When evaluating a bond to buy, the advisor considers among other things:

..  yield;

..  maturity;

.. structural features such as an issuer's right to buy the bond back at a stated price (a "call") or the Fund's right to require the issuer to buy the bond back at a stated price (a "put");

..  credit quality (including the underlying rating of insured bonds);

..  the project the issuer is financing;

..  the original offering price;

..  any state or local tax exemption;


.. the amount of discount off or premium on the stated principal amount of the bond represented by the price offered; and

.. whether the bond appears to offer the best overall value when compared to other available bonds.

The advisor favors long-maturity bonds in essential services that offer a significant degree of protection against issuer repurchase rights prior to maturity and good value relative to their peers. The advisor may use the rating services provided by Moody's, S&P, or Fitch. Bond ratings indicate an issuer's financial strength and ability to meet its debt obligations.

The Fund may sell bonds when:

..  they become fully valued;

..  more attractively valued bonds become available; or

..  cash is needed to meet shareholder redemptions.

Because it often takes years for attractive relative valuations to be recognized by the municipal securities market, turnover of the Fund's portfolio can be low.

Principal Risks of Investing in the Fund

Loss of money is a risk of investing in the Fund. The Fund is subject to interest rate risk. Generally, when market interest rates rise the price of the Fund's debt securities will fall. This risk is greater for longer maturity securities and the Fund may experience greater volatility than a fund invested in bonds with shorter average maturities.

Although securities in the top four rating categories are considered "investment grade," Moody's and others consider bonds rated "Baa" to have speculative characteristics. These lower-quality securities may be

SAFECO  MUTUAL  FUNDS                                       www.safecofunds.com
subject to greater risk of repayment default, particularly during economic downturns and periods of rising interest rates. Money to repay limited obligations and revenue bonds, which provide financing for a specific project or public facility, may be limited to the revenues generated by those projects or facilities, or to special tax revenues. There are greater risks of repayment default for these securities because repayment may depend on the credit of a private entity, and the general revenues of the public issuer will not be available for repayment.

Because the Fund concentrates its investments in a single state, there may be more fluctuation in the value of its securities than is the case for mutual funds whose portfolios are more geographically diverse.

This Fund may be suitable for you if you are a long-term investor and wish to earn income that is free from federal income tax and free from California state personal income tax. The Fund is not available as an investment vehicle for qualified retirement plans and other tax-favored accounts.

Investing in mutual fund shares is not the same as making a bank deposit. Your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

On September 30, 1996, the Fund began offering Class A and Class B shares in addition to the Investor Class shares. The Fund began offering Class C shares on October 1, 2003.

Looking at how the Fund's annual total return has varied from year to year and how its average annual total returns over a one-, five- and ten-year period compare to a widely recognized index of municipal bonds having long maturities such as the Lehman Brothers Long Municipal Bond Index, gives you some idea of the Fund's risks. The Fund's returns in the bar chart and table are net of annual operating expenses which, prior to September 30, 1996, did not impose Rule 12b-1 fees (.25% for Class A shares and 1.00% for Class B and Class C shares), and would be lower if they did. The returns in the bar chart do not reflect sales charges (loads) and would be lower if they did. All figures assume reinvestment of dividends and distributions. The Fund's past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. Current performance may be lower or higher than the performance shown.
  Annual Total Returns (Class A Shares)*

  [CHART]                                                  During the ten-year
                                                           period shown in the
  Year End                                                 bar chart, the
  Percentage                                               highest quarterly
  --------                                                 return was 10.59%
  ----------                                               for the quarter
    '93             13.23                                  ended March 31,
    '94             -9.20                                  1995; and the lowest
    '95             26.14                                  quarterly return was
    '96              2.56                                  -6.16% for the
    '97             11.29                                  quarter ended March
    '98              5.73                                  31, 1994.
    '99             -9.41
    '00             18.41
    '01              3.82
    '02              8.31





* Returns have not been restated to reflect Rule 12b-1 fees prior to September 30, 1996, and would be lower if they were.

Average Annual Total Returns as of December 31, 2002
                                   1 year 5 years 10 years

Safeco California Tax-Free
Income Fund*

Class A before tax                  3.47%  4.02%    6.07%

Class A after tax on distributions  3.06%  3.81%    5.82%

Class A after tax on distributions
and sale of Fund shares             3.94%  4.01%    5.76%

Class B before tax                  2.47%  3.89%    6.13%

Class C before tax                   N/A    N/A      N/A

Lehman Brothers Long Municipal
Bond Index**                       10.43%  6.10%    7.24%

* Returns have not been restated to reflect Rule 12b-1 fees prior to September 30, 1996, and would be lower if they were.

** The Lehman Brothers Long Municipal Bond Index, an unmanaged index of bonds with a minimum credit rating of BAA3, issued as part of a deal of at least $50 million, having an amount of at least $5 million and maturing in 22 or more years, is for reference only, is not limited to California issuers, does not mirror the Fund's investments, and reflects no deduction for fees, expenses, or taxes.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are shown only for Class A shares and the after-tax returns for other share classes offered in the prospectus may vary.

SAFECO  MUTUAL  FUNDS                                            1-800-528-6501

Fees and Expenses

There are fees and expenses you may pay if you purchase, hold, or redeem shares of the Fund. Shareholder fees are charged directly to your account. The Fund's annual operating expenses are paid from the Fund's assets and therefore you pay them indirectly.



Fees and Expenses of the Fund
                                                        Class A Class B  Class C/1/

Sales Charges and Shareholder Fees
(fees paid directly from your account)

Maximum sales charge ("load") imposed on purchases
(as a percentage of purchase price)                      4.50%*   None      None
Maximum deferred sales charge ("load") (as a percentage
of sale or purchase price whichever is less)              None   5.00%**    1.00***
Sales charge on reinvested dividends                      None    None      None
Redemption fees/2/                                        None    None      None
Annual low balance fee/3/                                  $12     $12       $12

Annual Fund Operating Expenses
(expenses deducted from Fund assets)

Management fees                                          0.50%   0.50%     0.50%
12b-1 fees                                               0.25%   1.00%     1.00%
Other expenses                                           0.31%   0.27%     0.27%
Total annual Fund operating expenses/4/                  1.06%   1.77%     1.77%


* Purchases of $1,000,000 or more of Class A shares are not subject to a front-end sales charge, but a 1.00% deferred sales charge will apply to redemptions made in the first twelve months.
** The contingent deferred sales charge on Class B shares reduces to zero after six years from purchase, and the Class B shares convert to Class A shares at that time.
***The contingent deferred sales charge on Class C shares applies only to redemptions made in the first twelve months after purchase.
/1/ Estimated expenses for fiscal year ending December 31, 2003.

/2/ There is a $20 charge for wire redemptions. There is a higher charge for international wire redemptions, which may vary by country or dollar amount.

/3/ A low balance fee is charged once each year in December for accounts with balances under $1,000 in the Fund.

/4/ Safeco Asset Management Company (SAM), the Fund's advisor, has contractually agreed until April 30, 2009, to pay certain Fund operating expenses that exceed the rate of 0.40% per annum of the Fund's average daily net assets. This arrangement includes all Fund operating expenses except management fees, Rule 12b-1 fees, brokerage commissions, taxes, interest, and extraordinary expenses. As of June 26, 2003, SAM began voluntarily reimbursing the Fund to the extent that its total expenses exceed the rate of 0.86% per annum of the Fund's average daily net assets for Class A shares and 1.61% per annum for Class B and, effective October 1, 2003, Class C shares. The above "Fees and Expenses of the Fund" table reflects "contractual" expense reimbursements, if any, but does not reflect "voluntary" expense reimbursements. SAM does not have the right to recapture waived fees or reimbursed expenses under either of these arrangements.

Example

The following hypothetical example shows what your expenses would be if you invested $10,000 in the Fund for the time periods indicated, assuming you reinvest all Fund distributions, earn a 5% annual return each year, and the Fund's operating expenses remain the same. Use this example for a general comparison of the cost of investing in the Fund with the cost of investing in other mutual funds. This example is for comparison only and does not represent the Fund's actual expenses and returns, either past or future. Although your actual costs may be higher or lower, costs based on these assumptions would be:

                                         1 year 3 years 5 years 10 years*

       Class A/1/                         $553   $772   $1,008   $1,686

       Class B/2/--with redemption        $680   $857   $1,159   $1,725
              --without redemption        $180   $557   $  959   $1,725

       Class C/3/--with redemption        $280   $557   $  959   $2,084
              --without redemption        $180   $557   $  959   $2,084

* Expenses for Class B shares reflect their conversion to Class A shares after six years.

/1/ With voluntary reimbursement, the net cost for Class A shares for one, three, five, and ten years would be $534, $712, $905, and $1,463, respectively.

/2/ With voluntary reimbursement, the net cost for Class B shares for one, three, five, and ten years would be $664, $808, $1,076, and $1,526 with redemption and $164, $508, $876, and $1,526 without redemption, respectively.

/3/ With voluntary reimbursement, the net cost for Class C shares for one, three, five, and ten years would be $264, $508, $876, and $1,911 with redemption and $164, $508, $876, and $1,911 without redemption, respectively.



The Safeco California Tax-Free Income Fund is co-managed by Stephen C. Bauer, President and Director of Safeco Asset Management Company and Mary Metastasio, Vice President of Safeco Asset Management Company. Mr. Bauer has managed the Fund since 1983 and also co-manages other Safeco Funds. Ms. Metastasio has been associated with Safeco Asset Management Company since 1985 and also co-manages other Safeco Funds.

SAFECO  MUTUAL  FUNDS                                       www.safecofunds.com

Safeco Intermediate-Term U.S. Government Fund
This Fund seeks as high a level of current income as is consistent with the preservation of capital by investing in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities.

Principal Investment Strategies

To achieve its objective, under normal circumstances the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities. The dollar-weighted average maturity of the Fund will generally range between three and ten years although the maturity of individual securities may be out of that range.

These securities may be backed by the full faith and credit of the U.S. Treasury, by the right of the issuer to borrow from the U.S. government, or only by the credit of the issuer itself. Fund shares are not guaranteed by the U.S. government or any government entity.

U.S. government securities in which the Fund invests include, but are not limited to:

.. Mortgage-related securities backed by pools of mortgages, including modified pass-through certificates and collateralized mortgage obligations (CMOs), issued by the Government National Mortgage Association (GNMA), the Federal Home Loan Corporation (FHLMC), and the Federal National Mortgage Association
   (FNMA);

..  U.S. Treasury bills, notes, bonds, and STRIPS (Separate Trading of
   Registered Interest and Principal of Securities);

..  Other U.S. government securities guaranteed by the full faith of the U.S.
   government but not direct obligations of the U.S. Treasury;

.. Government-sponsored agency securities (discount notes, notes, bonds, and STRIPS) including FHLMC, FNMA, Federal Home Loan Bank (FHLB), or the Federal Farm Credit Bank (FFCB), Federal Agricultural Mortgage Corp (FRMMT), or Student Loan Marketing Association (Sallie Mae); and

..  Securities issued by the Tennessee Valley Authority (TVA).

The Fund may also invest in mortgage obligations issued by private issuers that are collateralized by obligations issued by the U.S. government or one of its agencies.

The decision to buy or sell securities in the Fund generally falls into one or more of the following categories:

..  to move in or out of various sectors based upon their relative values;

.. to reduce the Fund's investment in sectors viewed as overvalued, while increasing the Fund's investment in undervalued sectors;

..  to realign the overall maturity or duration of the Fund's portfolio; or

..  to raise cash to meet shareholder redemptions.

With each buy/sell decision, the advisor also considers the effect the transaction may have on the performance of the Fund's portfolio as a whole.

Principal Risks of Investing in the Fund

Loss of money is a risk of investing in the Fund. The Fund is subject to interest rate risk and prepayment risk (shortening and/or extension risk). Generally, when market interest rates rise the price of the Fund's debt securities will fall. This risk is greater for longer maturity securities. Prepayment (shortening) risk exists when interest rates fall. Homeowners may refinance their loans resulting in mortgage-backed securities being paid off sooner than anticipated. Reinvesting the returned principal in a lower interest-rate market would reduce the Fund's income. Mortgage-backed securities are also subject to extension risk if rates increase and prepayments slow.

Risks associated with mortgage-backed securities, such as interest rate risk and prepayment risk may be amplified if the investment is in a CMO. CMOs that pay interest at floating rates or are subject to interest rate adjustments may be more volatile than fixed-rate obligations.

The prices of STRIPS can be more volatile than other U.S. Treasury securities when market interest rates change.

This Fund offers a combination of relative price stability and yield. It may be suitable for you if you want to earn more income than you can earn with U.S. Treasury securities, yet still wish to own a portfolio of securities with the backing of the U.S. government.

Investing in mutual fund shares is not the same as making a bank deposit. Your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

On May 1, 2000, the Fund began offering Class A and Class B shares in addition to the Investor Class shares. The Fund began offering Class C shares on October 1, 2003.

Looking at how the Fund's annual total return has varied from year to year and how its average annual total returns over a one-, five- and ten-year period compare to a widely recognized index of U.S. government securities, such as the Lehman Brothers Intermediate Government Index or the Merrill Lynch U.S. Treasury/Agency Master Index, gives you some idea of the Fund's risks. In the future, the prospectus will compare its performance only to the Lehman Brothers Intermediate Government Index, as its focus on intermediate government securities provides a more meaningful comparison for the Fund. The Fund's returns in the bar chart and table are net of annual operating expenses which, prior to May 1, 2000, did not impose Rule 12b-1 fees (.25% for Class A shares and 1.00% for Class B and Class C shares), and would be lower if they did. The returns in the bar chart do not reflect sales charges (loads) and would be lower if they did. All figures assume reinvestment of dividends and distributions. The Fund's past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. Current performance may be lower or higher than the performance shown.

  Annual Total Returns (Class A Shares)*

  [CHART]                                                  During the ten-year
                                                           period shown in the
  Year End    Percentage                                   bar chart, the
  --------    ----------                                   highest quarterly
    '93          7.08                                      return was 4.79% for
    '94         -4.27                                      the quarter ended
    '95         15.48                                      March 31, 1995; and
    '96          3.98                                      the lowest quarterly
    '97          8.97                                      return was -3.58%
    '98          6.84                                      for the quarter
    '99          0.16                                      ended March 31, 1994.
    '00          9.25
    '01          7.02
    '02          9.53



* Returns have not been restated to reflect Rule 12b-1 fees prior to May 1, 2000, and would be lower if they were.

SAFECO  MUTUAL  FUNDS                                            1-800-528-6501

Average Annual Total Returns as of December 31, 2002
                                   1 year 5 years 10 years

Safeco Intermediate-Term U.S.
Government Fund*

Class A before tax                  4.56%  5.53%    5.79%

Class A after tax on distributions  2.62%  3.21%    3.30%

Class A after tax on distributions
and sale of Fund shares             2.75%  3.23%    3.33%

Class B before tax                  3.83%  5.78%    6.08%

Class C before tax                   N/A    N/A      N/A

Lehman Brothers Intermediate
Government Index**                  9.64%  7.44%    6.91%

Merrill Lynch U.S. Treasury/
Agency Master Index**              11.30%  7.73%    7.54%

* Returns have not been restated to reflect Rule 12b-1 fees prior to May 1, 2000, and would be lower if they were.
** The Lehman Brothers Intermediate Government Index, an unmanaged index comprised of U.S. Treasury and U.S. agency issues from its more comprehensive U.S. Aggregate Index, excluding maturities below one year and above 9.9 years, and the Merrill Lynch U.S. Treasury/Agency Master Index, an unmanaged index of U.S. Treasury and U.S. agency securities, are for reference only, do not mirror the Fund's investments, and reflect no deduction for fees, expenses, or taxes.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to shareholders who invest in Fund shares through tax-deferred arrangements such as 401(k) plans and Individual Retirement Accounts. After-tax returns are shown only for Class A shares and the after-tax returns for other share classes offered in the prospectus may vary.

Fees and Expenses

There are fees and expenses you may pay if you purchase, hold, or redeem shares of the Fund. Shareholder fees are charged directly to your account. The Fund's annual operating expenses are paid from the Fund's assets and therefore you pay them indirectly.


Fees and Expenses of the Fund
                                                        Class A Class B  Class C/1/

Sales Charges and Shareholder Fees
(fees paid directly from your account)

Maximum sales charge ("load") imposed on purchases
(as a percentage of purchase price)                      3.50%*   None      None
Maximum deferred sales charge ("load") (as a percentage
of sale or purchase price whichever is less)              None   4.00%**   1.00%***
Sales charge on reinvested dividends                      None    None      None
Redemption fees/2/                                        None    None      None
Annual low balance fee/3/                                  $12     $12       $12

Annual Fund Operating Expenses
(expenses deducted from Fund assets)

Management fees                                          0.55%   0.55%     0.55%
12b-1 fees                                               0.25%   1.00%     1.00%
Other expenses                                           0.61%   0.73%     0.73%
Total annual Fund operating expenses                     1.41%   2.28%     2.28%
------------------------------------------------------- ------- -------  ---------
Less expense reimbursement/4/                            0.21%   0.33%     0.33%
Net annual Fund operating expenses                       1.20%   1.95%     1.95%

* Purchases of $1,000,000 or more of Class A shares are not subject to a front-end sales charge, but a 1.00% deferred sales charge will apply to redemptions made in the first twelve months except with respect to participant-directed redemptions from qualified retirement plans.

** The contingent deferred sales charge on Class B shares reduces to zero after five years from purchase, and the Class B shares convert to Class A shares at that time.

*** The contingent deferred sales charge on Class C shares applies only to redemptions made in the first twelve months after purchase.
/1/ Estimated expenses for fiscal year ending December 31, 2003.

/2/ There is a $20 charge for wire redemptions. There is a higher charge for international wire redemptions, which may vary by country or dollar amount.

/3/ A low balance fee is charged once each year in December for accounts with balances under $1,000 in the Fund.

/4/ Safeco Asset Management Company (SAM), the Fund's advisor, has contractually agreed until April 30, 2009, to pay certain Fund operating expenses that exceed the rate of 0.40% per annum of the Fund's average daily net assets. This arrangement includes all Fund operating expenses except management fees, Rule 12b-1 fees, brokerage commissions, taxes, interest, and extraordinary expenses. As of June 26, 2003, SAM began voluntarily reimbursing the Fund to the extent that its total expenses exceed the rate of 0.99% per annum of the Fund's average daily net assets for Class A shares and 1.74% per annum for Class B and, effective October 1, 2003, Class C shares. The above "Fees and Expenses of the Fund" table reflects "contractual" expense reimbursements, if any, but does not reflect "voluntary" expense reimbursements. SAM does not have the right to recapture waived fees or reimbursed expenses under either of these arrangements.

SAFECO  MUTUAL  FUNDS                                       www.safecofunds.com

Example

The following hypothetical example shows what your expenses would be if you invested $10,000 in the Fund for the time periods indicated, assuming you reinvest all Fund distributions, earn a 5% annual return each year, and the Fund's operating expenses remain the same. Use this example for a general comparison of the cost of investing in the Fund with the cost of investing in other mutual funds. This example is for comparison only and does not represent the Fund's actual expenses and returns, either past or future. Although your actual costs may be higher or lower, costs based on these assumptions would be:

                                   1 year 3 years 5 years 10 years*

Class A/1/                          $468   $718   $  987   $1,754

Class B/2/--with redemption         $598   $912   $1,152   $1,902
       --without redemption         $198   $612   $1,052   $1,902

Class C/3/--with redemption         $298   $612   $1,052   $2,275
       --without redemption         $198   $612   $1,052   $2,275

* Expenses for Class B shares reflect their conversion to Class A shares after five years.

/1/ With voluntary reimbursement, the net cost for Class A shares for one, three, five, and ten years would be $447, $654, $878, and $1,521, respectively.

/2/ With voluntary reimbursement, the net cost for Class B shares for one, three, five, and ten years would be $577, $848, $1,044, and $1,671 with redemption and $177, $548, $944, and $1,671 without redemption, respectively.

/3/ With voluntary reimbursement, the net cost for Class C shares for one, three, five, and ten years would be $277, $548, $944, and $2,052 with redemption and $177, $548, $944, and $2,052 without redemption, respectively.


The Safeco Intermediate-Term U.S. Government Fund is co-managed by Paul Stevenson, CFA, Vice President of Safeco Asset Management Company, Tim Hokari, Assistant Vice President of Safeco Asset Management Company, and Lesley Fox, Assistant Vice President of Safeco Asset Management Company. Mr. Stevenson has been a portfolio manager at Safeco Asset Management Company since 1988. Mr. Hokari and Ms. Fox both joined Safeco Asset Management Company as portfolio managers in 2000. In 1998 and 1999, Mr. Hokari was an Assistant Vice President and portfolio co-manager at GE Financial Assurance. From 1994 to 2000, Ms. Fox managed short-term funds for King County, Office of Finance, Treasury Department in the state of Washington.

Safeco Intermediate-Term Bond Fund
This Fund seeks as high a level of current income as is consistent with the preservation of capital.

Principal Investment Strategies

To achieve its objective, under normal circumstances the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in bonds, including but not limited to corporate, government, and mortgage bonds, most of which will be investment-grade quality, whether rated or unrated. The Fund may invest up to 20% of its assets in high-yield debt securities rated below investment grade, ("junk" or "high-risk" bonds) and may invest in Yankee sector bonds and Eurodollar bonds. The dollar-weighted average maturity of the Fund will generally range between three and ten years.

The Fund may also invest in mortgage-backed or asset-backed securities.

The advisor analyzes each security it considers buying on a stand-alone basis and on how the security fits into the Fund's overall investment portfolio. The advisor will consider:

..  the price of the security relative to its rating and market sector;

.. structural features, such as an issuers right to buy the bond back at a stated price (a "call"), or the Fund's right to require the issuer to buy the bond back at a stated price (a "put");

.. the effect the security might have on the existing diversification of Fund assets and allocation among various market sectors; and

.. the effect the security might have on the yield and sensitivity to interest rate changes of the Fund's overall portfolio.

The Fund may sell a security if:

..  a different sector of the market is more attractive;

..  another security within the same market sector offers a better value;

.. a security's rating is downgraded and would cause more than 10% of the Fund's assets to be invested in below investment-grade securities;

..  the security becomes fully valued; or

..  cash is needed to meet shareholder redemptions.

The Fund may engage in short-term trading to achieve its objective.

The advisor may use the rating services provided by Moody's, S&P, or Fitch. Bond ratings indicate an issuer's financial strength and ability to meet its debt obligations. The advisor determines a comparable rating for unrated bonds.

Principal Risks of Investing in the Fund

Loss of money is a risk of investing in the Fund. The Fund is subject to interest rate risk. Generally, when market interest rates rise the price of the Fund's debt securities will fall. This risk is greater for longer maturity securities.

Although securities in the top four rating categories are considered "investment grade," Moody's and others consider bonds rated "Baa" to have speculative characteristics. These lower-quality securities may be subject to greater risk of repayment default, particularly during economic downturns and periods of rising interest rates. Below investment-grade debt securities generally have greater volatility, reduced liquidity, and a much higher risk of repayment default.

In addition to credit risk, market risk, and liquidity risk, bonds of foreign issuers have risks not associated with bonds of domestic issuers. Yankee sector bonds carry the risk of nationalization of the issuer, confiscatory taxation by the foreign government, and

SAFECO  MUTUAL  FUNDS                                            1-800-528-6501
establishment of controls by the foreign government that would inhibit the remittance due to the Fund. Eurodollar bonds are subject to the risk that a foreign government might prevent dollar-denominated funds from flowing across its borders. To the extent that the Fund owns bonds denominated in foreign currencies, it could lose money as a result of unfavorable currency exchange rates.

During periods of declining interest rates, mortgage holders may be more likely to pay off their loans early. These prepayment fluctuations may decrease the overall investment returns of the Fund. The underlying borrower(s) of an asset-backed security may default on the loan and the recovered collateral may not be sufficient to cover the interest and principal payments.

Risks associated with mortgage-backed securities, such as interest rate risk and prepayment risk may be amplified if the investment is in a CMO. CMOs that pay interest at floating rates or are subject to interest rate adjustments may be more volatile than fixed-rate obligations.

Short-term trading could result in higher turnover and increased taxable distributions and transaction costs.

This Fund may be suitable for you if you want high current income and stability of capital.

Investing in mutual fund shares is not the same as making a bank deposit. Your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

On September 30, 1996, the Fund began offering Class A and Class B shares in addition to the Investor Class shares. The Fund began offering Class C shares on October 1, 2003.

Looking at how the Fund's annual total return has varied from year to year and how its average annual total returns over a one- and five-year period and since inception of the Fund compare to a widely recognized index of government and corporate bonds, mortgage-backed securities, and asset-backed securities, such as the Lehman Brothers Aggregate Bond Index, gives you some idea of the Fund's risks. The Fund's returns in the bar chart and table are net of annual operating expenses which, prior to September 30, 1996, did not impose Rule 12b-1 fees (.25% for Class A shares and 1.00% for Class B and Class C shares), and would be lower if they did. The returns in the bar chart do not reflect sales charges (loads) and would be lower if they did. All figures assume reinvestment of dividends and distributions. The Fund's past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. Current performance may be lower or higher than the performance shown.
  Annual Total Returns (Class A Shares)*

  [CHART]                                                  Since the Fund's
                                                           inception in 1994,
  Year End                                                 the highest
  Percentage                                               quarterly return was
  --------                                                 5.74% for the
  ----------                                               quarter ended
    '93                                                    June 30, 1995; and
    '94                                                    the lowest quarterly
    '95             17.35                                  return was -3.27%
    '96              0.07                                  for the quarter
    '97              7.78                                  ended March 31, 1996.
    '98              7.87
    '99             -4.24
    '00             11.19
    '01              6.69
    '02              7.18



* Returns have not been restated to reflect Rule 12b-1 fees prior to September 30, 1996, and would be lower if they were.


          Average Annual Total Returns as of December 31, 2002
                                                              Life of
                                               1 year 5 years  Fund*

          Safeco Intermediate-Term Bond Fund**

          Class A before tax                    2.31%  4.63%   5.00%

          Class A after tax on distributions    0.38%  2.47%   2.79%

          Class A after tax on distributions
          and sale of Fund shares               1.37%  2.63%   2.88%

          Class B before tax                    1.26%  4.41%   4.97%

          Class C before tax                      N/A    N/A     N/A

          Lehman Brothers Aggregate Bond
          Index***                             10.25%  7.55%   7.46%

* Fund inception date is February 28, 1994.
** Returns have not been restated to reflect Rule 12b-1 fees prior to September
   30, 1996, and would be lower if they were.

*** The Lehman Brothers Aggregate Bond Index, an unmanaged index of securities from the Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index, and Asset-Backed Securities Index, is for reference only, does not mirror the Fund's investments, and reflects no deduction for fees, expenses, or taxes.


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to shareholders who invest in Fund shares through tax-deferred arrangements such as 401(k) plans and Individual Retirement Accounts. After-tax returns are shown only for Class A shares and the after-tax returns for other share classes offered in the prospectus may vary.

SAFECO  MUTUAL  FUNDS                                       www.safecofunds.com

Fees and Expenses

There are fees and expenses you may pay if you purchase, hold, or redeem shares of the Fund. Shareholder fees are charged directly to your account. The Fund's annual operating expenses are paid from the Fund's assets and therefore you pay them indirectly.


Fees and Expenses of the Fund
                                                        Class A Class B  Class C/1/

Sales Charges and Shareholder Fees
(fees paid directly from your account)

Maximum sales charge ("load") imposed on purchases
(as a percentage of purchase price)                      3.50%*   None      None
Maximum deferred sales charge ("load") (as a percentage
of sale or purchase price whichever is less)              None   4.00%**    1.00***
Sales charge on reinvested dividends                      None    None      None
Redemption fees/2/                                        None    None      None
Annual low balance fee/3/                                  $12     $12       $12

Annual Fund Operating Expenses
(expenses deducted from Fund assets)

Management fees                                          0.50%   0.50%     0.50%
12b-1 fees                                               0.25%   1.00%     1.00%
Other expenses                                           1.20%   1.17%     1.17%
Total annual Fund operating expenses                     1.95%   2.67%     2.67%
------------------------------------------------------- ------- -------  ---------
Less expense reimbursement/4/                            0.80%   0.77%     0.77%
Net annual Fund operating expenses                       1.15%   1.90%     1.90%

* Purchases of $1,000,000 or more of Class A shares are not subject to a front-end sales charge, but a 1.00% deferred sales charge will apply to redemptions made in the first twelve months except with respect to participant-directed redemptions from qualified retirement plans.
** The contingent deferred sales charge on Class B shares reduces to zero after five years from purchase, and the Class B shares convert to Class A shares at that time.
*** The contingent deferred sales charge on Class C shares applies only to redemptions made in the first twelve months after purchase.
/1/ Estimated expenses for fiscal year ending December 31, 2003.

/2/ There is a $20 charge for wire redemptions. There is a higher charge for international wire redemptions, which may vary by country or dollar amount.

/3/ A low balance fee is charged once each year in December for accounts with balances under $1,000 in the Fund.

/4/ Safeco Asset Management Company (SAM), the Fund's advisor, has contractually agreed until April 30, 2009, to pay certain Fund operating expenses that exceed the rate of 0.40% per annum of the Fund's average daily net assets. This arrangement includes all Fund operating expenses except management fees, Rule 12b-1 fees, brokerage commissions, taxes, interest, and extraordinary expenses. As of June 26, 2003, SAM began voluntarily reimbursing the Fund to the extent that its total expenses exceed the rate of 0.99% per annum of the Fund's average daily net assets for Class A shares and 1.74% per annum for Class B and, effective October 1, 2003, Class C shares. The above "Fees and Expenses of the Fund" table reflects "contractual" expense reimbursements, if any, but does not reflect "voluntary" expense reimbursements. SAM does not have the right to recapture waived fees or reimbursed expenses under either of these arrangements.

Example

The following hypothetical example shows what your expenses would be if you invested $10,000 in the Fund for the time periods indicated, assuming you reinvest all Fund distributions, earn a 5% annual return each year, and the Fund's operating expenses remain the same. Use this example for a general comparison of the cost of investing in the Fund with the cost of investing in other mutual funds. This example is for comparison only and does not represent the Fund's actual expenses and returns, either past or future. Although your actual costs may be higher or lower, costs based on these assumptions would be:
                               1 year 3 years 5 years 10 years*

Class A/1/                      $463   $703   $  961   $1,699

Class B/2/--with redemption     $593   $897   $1,126   $1,848
         --without redemption   $193   $597   $1,026   $1,848

Class C/3 /--with redemption    $293   $597   $1,026   $2,222
          --without redemption  $193   $597   $1,026   $2,222

* Expenses for Class B shares reflect their conversion to Class A shares after five years.

/1/ With voluntary reimbursement, the net cost for Class A shares for one, three, five, and ten years would be $447, $654, $878, and $1,521, respectively.

/2/ With voluntary reimbursement, the net cost for Class B shares for one, three, five, and ten years would be $577, $848, $1,044, and $1,671 with redemption and $177, $548, $944, and $1,671 without redemption, respectively.

/3/ With voluntary reimbursement, the net cost for Class C shares for one, three, five, and ten years would be $277, $548, $944, and $2,052 with redemption and $177, $548, $944, and $2,052 without redemption, respectively.


The Safeco Intermediate-Term Bond Fund is managed by Michael Hughes, CFA, Vice President of Safeco Asset Management Company. Mr. Hughes has managed the Fund since 1997.

SAFECO  MUTUAL  FUNDS                                            1-800-528-6501

Safeco High-Yield Bond Fund
This Fund seeks to provide a high level of current interest income through the purchase of high-yield debt securities.


Principal Investment Strategies

To achieve its objective, under normal circumstances the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in high-yield, debt securities (also known as "junk" or "high-risk" bonds), such as corporate bonds and convertible securities that are rated below investment grade. The Fund may invest in restricted securities that are exempt from registration requirements and eligible for resale to qualified institutional investors, such as mutual funds, under Rule 144A or Section 4(2). Up to 20% of the Fund's assets may be invested in unrated securities.

The decision to buy a security for the Fund is based first upon an analysis of the issuer, including the company's creditworthiness, liquidity, and prospects for growing earnings and cash flow. Next, the advisor examines alternative bonds with similar credit statistics and/or related lines of business. This helps the advisor determine whether the bond in question is a good value relative to its peers. Finally, the advisor considers the bond's interest rate sensitivity, coupon, and call features (the bond's structure).

The Fund may sell a security:

.. if the original evaluation concerning the issuer's creditworthiness, liquidity, or prospects changes;

..  if the value reaches a specific target; or

..  cash is needed to meet shareholder redemptions.

The advisor may use the rating services provided by Moody's, S&P, or Fitch. Bond ratings indicate an issuer's financial strength and ability to meet its debt obligations. The advisor determines a comparable rating for unrated bonds.

Principal Risks of Investing in the Fund

Loss of money is a risk of investing in the Fund. The Fund is subject to interest rate risk and credit risk. Generally, when market interest rates rise the price of the Fund's debt securities will fall. This risk is greater for longer maturity securities. The Fund could lose money if any bonds it owns are downgraded in credit rating or go into default.

Because the Fund buys high-yield debt securities, the Fund is subject to much greater volatility, reduced liquidity, and a much higher risk of repayment default than a fund holding predominantly investment-grade securities. Companies that issue high-yield debt securities may be more highly leveraged than top-quality issuers and their debt instruments may be subject to a greater risk of default, particularly if there is an economic downturn in the issuer's industry or region. Such defaults not only reduce the Fund's yield, but could also result in a loss of principal.

This Fund may be suitable for you if you can tolerate greater risk in pursuit of higher total returns.

Investing in mutual fund shares is not the same as making a bank deposit. Your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

On January 31, 1997, the Fund began offering Class A and Class B shares in addition to the Investor Class shares. The Fund began offering Class C shares on May 1, 2000.

Looking at how the Fund's annual total return has varied from year to year and how its average annual total returns over a one-, five- and ten-year period compare to a widely recognized index of high-yield bonds, such as the Merrill Lynch High-Yield Master II Index, gives you some idea of the Fund's risks. The Fund's returns in the bar chart and table are net of annual operating expenses which, prior to January 31, 1997, did not impose Rule 12b-1 fees (.25% for Class A shares and 1.00% for Class B and Class C shares), and would be lower if they did. The returns in the bar chart do not reflect sales charges (loads) and would be lower if they did. All figures assume reinvestment of dividends and distributions. The Fund's past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. Current performance may be lower or higher than the performance shown.

  Annual Total Returns (Class A Shares)*

  [CHART]                                                  During the ten-year
                                                           period shown in the
  Year End    Percentage                                   bar chart, the
  --------    ----------                                   highest quarterly
    '93         16.91                                      return was 8.35% for
    '94         -2.25                                      the quarter ended
    '95         15.64                                      December 31, 2002;
    '96         10.39                                      and the lowest
    '97         12.49                                      quarterly return was
    '98          4.32                                      -12.59% for the
    '99          3.52                                      quarter ended
    '00         -5.75                                      June 30, 2002.
    '01         -2.29
    '02        -17.68

* Returns have not been restated to reflect Rule 12b-1 fees prior to January 31, 1997, and would be lower if they were.


Average Annual Total Returns as of December 31, 2002
                                   1 year  5 years 10 years

Safeco High-Yield Bond Fund*

Class A before tax                 -21.42%  -4.80%   2.53%

Class A after tax on distributions -24.15%  -7.91%  -0.95%

Class A after tax on distributions
and sale of Fund shares            -13.06%  -4.95%   0.50%

Class B before tax                 -22.04%  -4.92%   2.54%

Class C before tax                 -19.01%  -4.64%   2.55%

Merrill Lynch High-Yield Master II
Index**                             -1.89%   0.52%   6.05%

* Returns have not been restated to reflect Rule 12b-1 fees prior to January 31, 1997, and would be lower if they were.
** The Merrill Lynch High-Yield Master II Index, an unmanaged index of outstanding debt of domestic market issuers rated below investment grade, but not in default, is for reference only, does not mirror the Fund's investments, and reflects no deduction for fees, expenses, or taxes.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to shareholders who invest in Fund shares through tax-deferred arrangements such as 401(k) plans and Individual Retirement Accounts. After-tax returns are shown only for Class A shares and the after-tax returns for other share classes offered in the prospectus may vary.

SAFECO  MUTUAL  FUNDS                                       www.safecofunds.com

Fees and Expenses

There are fees and expenses you may pay if you purchase, hold, or redeem shares of the Fund. Shareholder fees are charged directly to your account. The Fund's annual operating expenses are paid from the Fund's assets and therefore you pay them indirectly.


Fees and Expenses of the Fund
                                                        Class A Class B  Class C

Sales Charges and Shareholder Fees
(fees paid directly from your account)

Maximum sales charge ("load") imposed on purchases
(as a percentage of purchase price)                      4.50%*   None     None
Maximum deferred sales charge ("load") (as a percentage
of sale or purchase price whichever is less)              None   5.00%**  1.00%***
Sales charge on reinvested dividends                      None    None     None
Redemption fees/1/                                        None    None     None
Annual low balance fee/2/                                  $12     $12      $12

Annual Fund Operating Expenses
(expenses deducted from Fund assets)

Management fees                                          0.65%   0.65%    0.65%
12b-1 fees                                               0.25%   1.00%    1.00%
Other expenses                                           0.73%   0.89%    0.95%
Total annual Fund operating expenses                     1.63%   2.54%    2.60%
------------------------------------------------------- ------- -------  -------
Less expense reimbursement/3/                            0.32%   0.48%    0.54%
Net annual Fund operating expenses                       1.31%   2.06%    2.06%

* Purchases of $1,000,000 or more of Class A shares are not subject to a front-end sales charge, but a 1.00% deferred sales charge will apply to redemptions made in the first twelve months except with respect to participant-directed redemptions from qualified retirement plans.
** The contingent deferred sales charge on Class B shares reduces to zero after six years from purchase, and the Class B shares convert to Class A shares at that time.
*** The contingent deferred sales charge on Class C shares applies only to redemptions made in the first twelve months after purchase.

/1/ There is a $20 charge for wire redemptions. There is a higher charge for international wire redemptions, which may vary by country or dollar amount.

/2/ A low balance fee is charged once each year in December for accounts with balances under $1,000 in the Fund.

/3/ Safeco Asset Management Company (SAM), the Fund's advisor, has contractually agreed until April 30, 2009, to pay certain Fund operating expenses that exceed the rate of 0.40% per annum of the Fund's average daily net assets. This arrangement includes all Fund operating expenses except management fees, Rule 12b-1 fees, brokerage commissions, taxes, interest, and extraordinary expenses. As of June 26, 2003, SAM began voluntarily reimbursing the Fund to the extent that its total expenses exceed the rate of 1.15% per annum of the Fund's average daily net assets for Class A shares and 1.90% per annum for Class B and Class C shares. The above "Fees and Expenses of the Fund" table reflects "contractual" expense reimbursements, if any, but does not reflect "voluntary" expense reimbursements. SAM does not have the right to recapture waived fees or reimbursed expenses under either of these arrangements.

Example

The following hypothetical example shows what your expenses would be if you invested $10,000 in the Fund for the time periods indicated, assuming you reinvest all Fund distributions, earn a 5% annual return each year, and the Fund's operating expenses remain the same. Use this example for a general comparison of the cost of investing in the Fund with the cost of investing in other mutual funds. This example is for comparison only and does not represent the Fund's actual expenses and returns, either past or future. Although your actual costs may be higher or lower, costs based on these assumptions would be:

                                1 year 3 years 5 years 10 years*

Class A/1/                       $577   $847   $1,136   $1,958

Class B/2/ --with redemption     $709   $946   $1,308   $2,021
           --without redemption  $209   $646   $1,108   $2,021

Class C/3/ --with redemption     $309   $646   $1,108   $2,390
           --without redemption  $209   $646   $1,108   $2,390

* Expenses for Class B shares reflect their conversion to Class A shares after six years.

/1/ With voluntary reimbursement, the net cost for Class A shares for one, three, five, and ten years would be $562, $799, $1,054, and $1,785, respectively.

/2/ With voluntary reimbursement, the net cost for Class B shares for one, three, five, and ten years would be $693, $897, $1,226, and $1,848 with redemption and $193, $597, $1,026, and $1,848 without redemption, respectively.

/3/ With voluntary reimbursement, the net cost for Class C shares for one, three, five, and ten years would be $293, $597, $1,026, and $2,222 with redemption and $193, $597, $1,026, and $2,222 without redemption, respectively.



The Safeco High-Yield Bond Fund is co-managed by Greg Card, CFA, Assistant Vice President of Safeco Asset Management Company and Beverly Denny, CFA, Assistant Vice President of Safeco Asset Management Company. Mr. Card joined Safeco Asset Management Company in 2001 as a member of the Fund's investment team. In 1998 to 2001 Mr. Card was a portfolio manager at GE Financial Assurance. Ms. Denny has been associated with Safeco Asset Management Company since 1991 and has also managed other Safeco Funds.

SAFECO  MUTUAL  FUNDS                                            1-800-528-6501

Safeco Money Market Fund
This Fund seeks as high a level of current income as is consistent with the preservation of capital and liquidity through investment in high-quality money market instruments maturing in 13 months or less.


Principal Investment Strategies

To achieve its objective, the Fund will purchase only high-quality securities with remaining maturities of 397 days or less. The Fund will maintain a dollar-weighted average portfolio maturity of no more than 90 days.

The Fund may invest in:

..  commercial paper of both domestic and foreign issuers;

.. negotiable and non-negotiable certificates of deposit, bankers' acceptances, and other short-term obligations of U.S. and foreign banks;

.. repurchase agreements in which the Fund buys securities at one price and simultaneously agrees to sell them back at a higher price;

.. variable and floating rate instruments that change interest rates periodically to keep their market value near par;

..  U.S. government securities;

..  taxable municipal bonds;

.. restricted securities that are exempt from registration requirements and eligible for resale to qualified institutional investors, such as mutual funds, under Rule 144A or Section 4(2);

..  corporate obligations such as publicly traded bonds and notes;

.. asset-backed securities that represent interests in pools of consumer loans, automobile loans, credit card loans, and installment loan contracts;

..  mortgage-backed securities; and

.. when-issued and delayed delivery securities whose terms and conditions, including price, are fixed by the issuer, but are to be issued and delivered against payment in the future, typically 30 to 45 days after the date of commitment.

When evaluating a security to buy, the advisor considers, among other things:

..  yield;

..  maturity;

..  issuer credit quality; and

..  relative value compared with other alternatives.

The Fund may sell a security if:

..  the advisor becomes concerned about the issuer's creditworthiness;

..  a more attractive alternative is available; or

..  cash is needed to meet shareholder redemptions.

Principal Risks of Investing in the Fund

Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The Fund's yield will fluctuate with short-term interest rates.

The Fund may be suitable for you if you seek safety and stability of principal.

An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Performance

On September 30, 1996, the Fund began offering Class A and Class B shares in addition to the Investor Class shares. The Fund began offering Class C shares on May 1, 2000.

Looking at how the Fund's annual total return has varied from year to year and its average annual total returns over a one-, five- and ten-year period give you some idea of the Fund's risks. The Fund's returns in the bar chart and table are net of annual operating expenses. All figures assume dividend reinvestment. As with all mutual funds, past performance does not necessarily indicate future results. Current performance may be lower or higher than the performance shown.

  Annual Total Returns (Class A Shares)

  [CHART]                                                  During the ten-year
                                                           period shown in the
  Year End    Percentage                                   chart, the highest
  --------    ----------                                   quarterly return was
    '93          2.50                                      1.53% for the
    '94          3.53                                      quarter ended
    '95          5.28                                      December 31, 2000;
    '96          4.78                                      and the lowest
    '97          4.97                                      quarterly return was
    '98          4.92                                      0.26% for the
    '99          4.64                                      quarter ended
    '00          5.91                                      December 31, 2002.
    '01          3.75
    '02          1.28

Average Annual Total Returns and 7-Day Yield as of December 31, 2002
                                                  7-day Yield
                                                 (period ended
            1 year     5 years     10 years    December 31, 2002)

Safeco Money Market Fund

Class A      1.28%      4.09%        4.15%            0.89%

Class B      1.28%      4.06%        4.13%            0.90%

Class C      1.28%      4.05%        4.13%            0.90%

For updated yield information, call 1-800-463-8794.

SAFECO  MUTUAL  FUNDS                                       www.safecofunds.com

Fees and Expenses

There are fees and expenses you may pay if you purchase, hold, or redeem shares of the Fund. Shareholder fees are charged directly to your account. The Fund's annual operating expenses are paid from the Fund's assets and therefore you pay them indirectly.


Fees and Expenses of the Fund
                                                        Class A Class B  Class C

Sales Charges and Shareholder Fees
(fees paid directly from your account)

Maximum sales charge ("load") imposed on purchases
(as a percentage of purchase price)                       None*   None     None
Maximum deferred sales charge ("load") (as a percentage
of sale or purchase price whichever is less)              None    None**   None***
Sales charge on reinvested dividends                      None    None     None
Redemption fees/1/                                        None    None     None
Annual low balance fee/2/                                  $12     $12      $12

Annual Fund Operating Expenses
(expenses deducted from Fund assets)

Management fees                                          0.49%   0.49%    0.49%
12b-1 fees/3/                                             None    None     None
Other expenses                                           0.47%   0.54%    0.69%
Total annual Fund operating expenses                     0.96%   1.03%    1.18%
------------------------------------------------------- ------- -------  -------
Less expense reimbursement/4/                            0.17%   0.24%    0.39%
Net annual Fund operating expenses                       0.79%   0.79%    0.79%

*   Shares of the Money Market Fund do not currently carry any sales load.
** A contingent deferred sales charge may apply if you redeem Money Market Fund shares that were purchased by exchange from another Fund.
*** A 1.00% contingent deferred sales charge may apply if you redeem within the first twelve months of the initial purchase Money Market Fund shares that were purchased by exchange from another Fund.

/1/ There is a $20 charge for wire redemptions. There is a higher charge for international wire redemptions, which may vary by country or dollar amount.

/2/ A low balance fee is charged once each year in December for accounts with balances under $1,000 in the Fund.
/3/ The Fund does not currently pay any 12b-1 fees. Shareholders will be notified in advance by a supplement to the prospectus in the event that the Fund establishes a Rule 12b-1 fee under its Rule 12b-1 Plan.

/4/ Safeco Asset Management Company (SAM), the Fund's advisor, has contractually agreed until April 30, 2009, to pay certain Fund operating expenses that exceed the rate of .30% per annum of the Fund's average daily net assets. This arrangement includes all Fund operating expenses except management fees, Rule 12b-1 fees, brokerage commissions, taxes, interest, and extraordinary expenses. SAM does not have the right to recapture waived fees or reimbursed expenses under this arrangement.

Example

The following hypothetical example shows what your expenses would be if you invested $10,000 in the Fund for the time periods indicated, assuming you reinvest all Fund distributions, earn a 5% annual return each year, and the Fund's net operating expenses remain the same. Use this example for a general comparison of the cost of investing in the Fund with the cost of investing in other mutual funds. This example is for comparison only and does not represent the Fund's actual expenses and returns, either past or future. Although your actual costs may be higher or lower, costs based on these assumptions would be:
        1 year 3 years 5 years 10 years

Class A  $81    $252    $439     $978

Class B  $81    $252    $439     $978

Class C  $81    $252    $439     $978

Shares of the Money Market Fund are not currently subject to any 12b-1 fees.

SAFECO  MUTUAL  FUNDS                                            1-800-528-6501

Additional Investment Information


This prospectus describes the Funds' investment objectives and some of the policies and strategies by which each Fund intends to achieve its goal. Investment percentage requirements apply to a Fund's net assets plus any borrowings for investment purposes. A Fund may exceed investment percentage limits if, after a Fund's investment, market movements cause asset values to change. However, a Fund will adjust its holdings to the extent such changes in asset values impact a Fund's borrowing limits or liquidity policies. More information about each Fund's policies and strategies is in the Statement of Additional Information (SAI).

Investment Objective and Fund Name Changes Without Shareholder
Approval. Changes to a Fund's fundamental investment policies require shareholder approval. However, in rare circumstances, a Fund may, with approval from its Board of Trustees, change its investment objective and change a Fund name that suggests a particular type of investment. If this happens, a Fund may no longer meet your investment needs. We will notify you at least 60 days in advance if the Board of Trustees votes to make such a change.

Changes in Stock Prices. The same economic and market conditions that affect investment in a single stock affect mutual funds that are invested in that stock. The price of common stocks rises and falls in response to many factors, including the historical and prospective earnings of the issuers of the stock, the value of their assets, general economic conditions, interest rates, investor perceptions, and market liquidity.

Temporary Defensive Strategies. From time to time, a Fund may take temporary defensive positions that are inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political, or other conditions. For temporary defensive purposes, a Fund may hold cash or invest in high-quality, short-term securities issued by an agency or instrumentality of the U.S. government, high-quality commercial paper, certificates of deposit, shares of no-load, open-end money market funds, or repurchase agreements. A Fund taking a temporary defensive position may not achieve its investment objective.

Portfolio Turnover. The Funds may engage in active and frequent trading of their assets. If a Fund does trade this way, it may incur increased transaction costs and brokerage commissions and may increase the Fund's taxable distributions, all of which can lower the actual return on your investment. The portfolio turnover rate for relevant Funds is shown in the "Financial Highlights" section of this prospectus.


Equity-Related Securities. Large-Cap Value Fund, Core Equity Fund, Large-Cap Growth Fund, and Small-Cap Value Fund invest primarily in equity securities such as common stocks and do not invest a significant percentage of total assets in equity-related securities. However, the Funds include equity-related securities when determining Fund compliance with the required 80% investment threshold. Equity-related securities include, but are not limited to, convertible securities, futures, depository receipts, and warrants.


Convertible securities are securities that can be converted or exchanged for common stock. They are subject to interest rate risk and the risk that the assets into which they can be converted or exchanged decline in value.

Futures involve an obligation to buy or sell a security at a fixed price at a particular date in the future and whose value depends on an underlying asset, interest rate, or index. Futures are subject to market risk, interest rate risk, and liquidity risk and may result in disproportionate investment losses. The Funds may not invest in futures for speculative purposes.

Depository receipts (American (ADR), European (EDR) and Global (GDR), are receipts for shares of a foreign based corporation that are convertible into securities of foreign issuers. The Funds invest in "sponsored" depository receipts which are issued with the involvement of the foreign company. Depository receipts carry the same currency exchange rate, political, and economic risks as the underlying foreign share.

Warrants allow a Fund to buy or sell underlying securities at a set price and are subject to market risk, interest rate risk, and liquidity risk. Security dilution will occur when warrants are exercised, as the issuing company is required to create a new share for each warrant that is exercised.

General Investment Risks

It is important to understand your risks when making an investment decision. This section summarizes some general risks of investing in mutual funds. You should also carefully consider the specific risks that may apply to investing in a particular Fund. See the "Principal Risks of Investing in the Fund" section for each Fund in this prospectus. You should also see the SAI for additional information about a Fund's investment practices and risks. You may wish to consult your personal financial advisor about these and other risks of investing in mutual funds to determine which Funds are right for you.

Credit Risk. An issuer of a debt security may not be able to pay its principal and interest or, in the case of stock, a company's earnings stability and overall financial soundness may deteriorate. A change in the credit rating of an issuer can impact the value of a security and/or its liquidity.

Deflation Risk. Persistent deflation can reduce profits and erode the value of collateral underlying debt securities and increase risk of defaults.

Currency Exchange Rate Risk. Unfavorable currency exchange rates can cause the value of foreign securities held by a Fund to decline in value or make foreign securities in which a Fund invests more expensive.

Inflation Risk.  High inflation can erode the dollar value of debt securities.

Foreign Investment Risk. Social or political instability, inadequate or inaccurate financial information, and changes in the value of foreign currency can cause the value of foreign securities to fall.

Interest Rate Risk. Changes in interest rates can affect the value of an existing security. While falling interest rates generally increase the value of debt securities, rising interest rates can cause the value of debt securities to fall. The effect of interest rate changes is usually greater for securities with longer maturities.

Liquidity Risk. A Fund may not be able to readily sell a security at a fair price. Securities subject to liquidity risk include stocks of small or newly formed companies or below investment-grade debt securities.

Market Risk. Market activity and changes in investor perceptions may cause the price of stocks, bonds, or other securities in which a Fund invests to decline in value, causing your investment to be worth less than when you bought it.

Regulatory Risk. Changes in government regulations may adversely affect the value or tax consequences of holding a security.

Strategy Risk. Strategies the advisor uses to achieve a Fund's investment objective may not be successful or may achieve lesser results than a different strategy. Hedging strategies intended to offset investment risk may not be successful and in some cases could result in losses greater than the initial investment.

Management

Safeco Asset Management Company (SAM) is the investment advisor for each Fund. As the advisor, SAM is responsible for implementing the investment strategies for the Funds. It provides investment research, advice, and supervision in the ongoing management of the Funds' portfolios or, if applicable, supervises the sub-advisor who is responsible for the day-to-day management of a Fund.

Each Fund pays SAM an annual advisory fee based on a percentage of that Fund's average daily net assets, calculated each business day and paid monthly. The Funds paid SAM advisory fees at the following rates, as a percentage of average daily net assets, for the year ended December 31, 2002:

Large-Cap Value Fund      0.70%
Core Equity Fund          0.66%
Large-Cap Growth Fund     0.80%
Multi-Cap Core Fund       0.70%
Small-Cap Value Fund      0.75%
Growth Opportunities Fund 0.67%

SAFECO  MUTUAL  FUNDS                                       www.safecofunds.com

Balanced Fund                          0.70%
International Stock Fund               1.00%
Municipal Bond Fund                    0.47%
Intermediate-Term Municipal Bond Fund  0.50%
California Tax-Free Income Fund        0.50%
Intermediate-Term U.S. Government Fund 0.55%
Intermediate-Term Bond Fund            0.50%
High-Yield Bond Fund                   0.65%
Money Market Fund                      0.49%

SAM is a wholly owned subsidiary of Safeco Corporation, which is located at Safeco Plaza, Seattle, Washington 98185. SAM is located at Two Union Square, 25/th/ Floor, Seattle, Washington 98101.

The Bank of Ireland Asset Management (U.S.) Limited ("sub-advisor") acts as the investment sub-advisor to the International Stock Fund. The sub-advisor's headquarters is located at 26 Fitzwilliam Place, Dublin, Ireland, and its U.S. office is located at 2 Greenwich Plaza, Greenwich, Connecticut. The sub-advisor is a direct, wholly owned subsidiary of Bank of Ireland Asset Management Limited (an investment advisory firm), which is headquartered in Dublin, Ireland, and an indirect, wholly owned subsidiary of the Bank of Ireland, which is also headquartered in Dublin, Ireland.

Dresdner RCM Global Investors LLC ("sub-advisor") acts as the investment sub-advisor to the Large-Cap Growth Fund. The sub-advisor has principal offices at Four Embarcadero Center, San Francisco, California 94111. The sub-advisor is an indirect wholly owned subsidiary of Allianz AG ("Allianz"), an international financial services provider with principal executive offices in Munich, Germany. It was established in December of 1998, and is the successor to the business of its holding company, Dresdner RCM Global Investors US Holdings LLC. The sub-advisor was originally formed as Rosenberg Capital Management in 1970, and its successors have been consistently in business since then.

The Funds and SAM have received an exemptive order from the Securities and Exchange Commission that, under certain conditions, permits the advisor, with the approval of a Fund's Board of Trustees, to retain a different sub-advisor for a new or existing Fund and/or change the terms of the sub-advisory agreement without submitting the new sub-advisory agreement to a vote of the Fund's shareholders. The Funds will notify shareholders if there is a change of sub-advisor or terms of the sub-advisory agreement.

Prior Performance Record of Dresdner RCM Global Investors LLC

The Large-Cap Growth Fund commenced operations on October 31, 2001, and therefore has only one complete calendar year of performance to report. You may find it useful to see a composite of historical performance information relating to all accounts managed by the sub-advisor that have substantially similar (but not identical) investment objectives, policies, strategies, and risk to the Large-Cap Growth Fund. There are no material differences between the way that the sub-advisor currently manages these accounts and the way it manages the Large-Cap Growth Fund. The composite data provided in the following table is intended to illustrate the past performance of the sub-advisor in managing similar accounts as measured against a specified market index. Neither the Fund, nor SAM, nor their independent auditor have independently verified the accuracy of the composite data.

The performance information shown for the sub-advisor's composite accounts does not represent performance of the Large-Cap Growth Fund, nor does it indicate future performance results of the Fund or of the sub-advisor. The Fund's fees and expenses reduce performance and may be higher or lower than the fees and expenses reflected in the composite data that follows.


Average Annual Total Returns as of December 31, 2002*
                                                         1 year  5 years 10 years

Dresdner RCM Large Cap Select Composite/1/ (net of fees) -26.49%  1.21%    9.84%

  * Average total returns for the Dresdner RCM Large Cap Select Composite are not intended to predict or suggest the returns that might be experienced by the Large-Cap Growth Fund, or an individual investing in the Fund. The Composite is for reference only, does not mirror the Fund's investments, and reflects no deduction for all actual Fund fees and expenses, including any sales charges, or taxes.


 /1 /The sub-advisor's performance information reflects average total return over the stated period of time. "Total return" shows how much an investment has increased (decreased) and includes capital appreciation and income. Returns are calculated by linking monthly total return data on a compounded basis for the relevant number of months and annualizing the result over the equivalent number of years. The sub-advisor's Composite includes all actual, fee-paying, discretionary accounts managed by the sub-advisor with investment objectives, policies, strategies, and risk substantially similar to those of the Fund. Composite returns are reduced by the actual investment management fee and expenses charged to those accounts included in the Composite. To the extent the Fund's expenses are higher than account expenses, if the Fund's expenses had been applied, performance of accounts in the Composite would have been lower.

    The sub-advisor's performance is calculated in accordance with Performance Presentation Standards of the Association for Investment Management and Research (AIMR). AIMR's method of calculating performance differs from that of the Securities and Exchange Commission, which could result in different performance data.

    Performance figures for the sub-advisor do not reflect all of the sub-advisor's assets under management and advice. The results presented above may not necessarily equate with the returns experienced by any particular account as a result of the timing of investments and redemptions.

    The private accounts contained in the Composite are not subject to certain investment limitations, diversification requirements, and other restrictions imposed by the Investment Company Act of 1940, as amended, and the Internal Revenue Code, which, if applicable, may have adversely affected the performance results of the private accounts.

    As of December 31, 2002, the Dresdner RCM Large Cap Select Composite included 96 accounts with aggregate assets of $9.3 billion.

SAFECO  MUTUAL  FUNDS                                            1-800-528-6501

Financial Highlights


Performance for the Funds is shown in the Financial Highlights tables. These tables are intended to help you understand the Funds' financial performance for the past five years (or, if shorter, since commencement of their operations). Certain information reflects financial results for a single Fund share. The total returns in the tables reflect the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). Except for the financial information for the six month period ended June 30, 2003, the information in the Financial Highlights tables has been audited by Ernst & Young LLP, the Funds' independent auditor, whose report, along with the Funds' financial statements, is incorporated by reference in the Statement of Additional Information, which is available upon request.

Safeco Large-Cap Value Fund
(formerly Safeco Dividend Income Fund)
(For a Class A Share Outstanding Throughout the Period)



                                       (Unaudited)
                                        Six-Month
                                       Period Ended
                                         June 30          For the Year Ended December 31
                                           2003       2002      2001     2000    1999    1998

Net Asset Value at Beginning of Period    $15.37    $18.91    $20.68   $22.52   $23.55  $24.02

Income (Loss) From Investment
Operations
 Net Investment Income                      0.09      0.23      0.25     0.35     0.42    0.48
 Net Realized and Unrealized Gain
 (Loss) on Investments                      1.11     (3.54)++  (1.77)   (1.84)   (0.20)   0.81
-----------------------------------------------------------------------------------------------

 Total from Investment Operations           1.20     (3.31)    (1.52)   (1.49)    0.22    1.29

Less Distributions
 Dividends from Net Investment
 Income                                    (0.09)    (0.23)    (0.25)   (0.35)   (0.42)  (0.48)
 Distributions from Realized Gains            --        --        --       --    (0.83)  (1.28)
-----------------------------------------------------------------------------------------------

 Total Distributions                       (0.09)    (0.23)    (0.25)   (0.35)   (1.25)  (1.76)
-----------------------------------------------------------------------------------------------

Net Asset Value at End of Period          $16.48    $15.37    $18.91   $20.68   $22.52  $23.55
-----------------------------------------------------------------------------------------------

Total Return+                               7.82%*  (17.57%)   (7.33%)  (6.59%)   1.01%   5.38%

Net Assets at End of Period (000's)         $853      $712      $882   $1,092   $2,046  $2,073

Ratios to Average Net Assets:
 Gross Expenses                             1.83%**   1.62%     1.52%    1.62%    1.47%   1.34%
 Net Expenses                               1.35%**   1.35%     1.35%    1.35%    1.31%   1.34%
 Net Investment Income                      1.20%**   1.30%     1.30%    1.56%    1.84%   2.16%

Portfolio Turnover Rate                       27%**     17%       58%      45%      42%     46%

*  Not annualized.
** Annualized.
+ Excludes the effects of sales charges. If sales charges were included, the total return would be lower.
++ Includes $0.07 related to payment by affiliate. See the Fund's 2002 Annual
   Report for details.

Safeco Large-Cap Value Fund
(formerly Safeco Dividend Income Fund)
(For a Class B Share Outstanding Throughout the Period)



                                          (Unaudited)
                                           Six-Month
                                          Period Ended
                                            June 30          For the Year Ended December 31
                                              2003       2002      2001     2000    1999    1998

Net Asset Value at Beginning of Period       $15.39    $18.95    $20.71   $22.53   $23.57  $23.95

Income (Loss) From Investment
Operations
 Net Investment Income                         0.04      0.10      0.11     0.18     0.25    0.30
 Net Realized and Unrealized Gain (Loss)
 on Investments                                1.11     (3.56)++  (1.76)   (1.82)   (0.21)   0.90
--------------------------------------------------------------------------------------------------

 Total from Investment Operations              1.15     (3.46)    (1.65)   (1.64)    0.04    1.20

Less Distributions
 Dividends from Net Investment Income         (0.04)    (0.10)    (0.11)   (0.18)   (0.25)  (0.30)
 Distributions from Realized Gains               --        --        --       --    (0.83)  (1.28)
--------------------------------------------------------------------------------------------------

 Total Distributions                          (0.04)    (0.10)    (0.11)   (0.18)   (1.08)  (1.58)
--------------------------------------------------------------------------------------------------

Net Asset Value at End of Period             $16.50    $15.39    $18.95   $20.71   $22.53  $23.57
--------------------------------------------------------------------------------------------------

Total Return+                                  7.46%*  (18.28%)   (7.98%)  (7.29%)   0.18%   5.03%

Net Assets at End of Period (000's)            $840      $747    $1,160   $1,532   $2,365  $2,176

Ratios to Average Net Assets:
 Gross Expenses                                2.61%**   2.35%     2.24%    2.27%    2.22%   2.08%
 Net Expenses                                  2.10%**   2.10%     2.10%    2.10%    2.06%   2.08%
 Net Investment Income                         0.47%**   0.52%     0.55%    0.80%    1.09%   1.45%

Portfolio Turnover Rate                          27%**     17%       58%      45%      42%     46%

* Not annualized.
** Annualized.
+ Excludes the effects of sales charges. If sales charges were included, the total return would be lower.
++ Includes $0.07 related to payment by affiliate. See the Fund's 2002 Annual
   Report for details.

Safeco Large-Cap Value Fund
(formerly Safeco Dividend Income Fund)
(For a Class C Share Outstanding Throughout the Period)



                                             (Unaudited)
                                              Six-Month                      Eight-Month
                                             Period Ended For the Year Ended Period Ended
                                               June 30       December 31     December 31/\
                                                 2003       2002      2001       2000

Net Asset Value at Beginning of Period          $15.44    $18.99    $20.75      $21.06

Income (Loss) From Investment
Operations
 Net Investment Income                            0.03      0.12      0.12        0.12
 Net Realized and Unrealized Gain (Loss) on
 Investments                                      1.12     (3.55)++  (1.76)      (0.31)
-----------------------------------------------------------------------------------------

 Total from Investment Operations                 1.15     (3.43)    (1.64)      (0.19)

Less Distributions
 Dividends from Net Investment
 Income                                          (0.03)    (0.12)    (0.12)      (0.12)
-----------------------------------------------------------------------------------------

Net Asset Value at End of Period                $16.56    $15.44    $18.99      $20.75
-----------------------------------------------------------------------------------------

Total Return+                                     7.48%*  (18.12%)   (7.90%)     (0.90%)*

Net Assets at End of Period (000's)               $100       $89       $97         $99

Ratios to Average Net Assets:
 Gross Expenses                                   2.35%**   2.36%     2.03%       1.95%**
 Net Expenses                                     2.10%**   2.10%     2.03%       1.95%**
 Net Investment Income                            0.46%**   0.68%     0.60%       0.85%**

Portfolio Turnover Rate                             27%**     17%       58%         45%**


*  Not annualized.
** Annualized.
+ Excludes the effects of sales charges. If sales charges were included, the total return would be lower.
++ Includes $0.07 related to payment by affiliate. See the Fund's 2002 Annual
   Report for details.
/\ For the period from April 30, 2000 (initial issue date of Class C shares) through December 31, 2000.

Safeco Core Equity Fund
(formerly Safeco Equity Fund)
(For a Class A Share Outstanding Throughout the Period)



                                       (Unaudited)
                                        Six-Month
                                       Period Ended
                                         June 30            For the Year Ended December 31
                                           2003       2002      2001      2000      1999     1998

Net Asset Value at Beginning of Period    $13.55     $18.56    $20.68    $24.06    $23.27   $19.55

Income (Loss) From Investment
Operations
 Net Investment Income                      0.04       0.08      0.04      0.04      0.11     0.18
 Net Realized and Unrealized Gain
 (Loss) on Investments                      1.46      (5.01)    (2.12)    (2.77)     2.02     4.65
---------------------------------------------------------------------------------------------------

 Total from Investment Operations           1.50      (4.93)    (2.08)    (2.73)     2.13     4.83

Less Distributions
 Dividends from Net Investment Income      (0.04)     (0.08)    (0.04)    (0.04)    (0.11)   (0.18)
 Distributions from Realized Gains            --         --        --     (0.61)    (1.23)   (0.93)
---------------------------------------------------------------------------------------------------

 Total Distributions                       (0.04)     (0.08)    (0.04)    (0.65)    (1.34)   (1.11)
---------------------------------------------------------------------------------------------------

Net Asset Value at End of Period          $15.01      13.55    $18.56    $20.68    $24.06   $23.27
---------------------------------------------------------------------------------------------------

Total Return+                              11.07%*   (26.59%)  (10.06%)  (11.34%)    9.13%   24.77%

Net Assets at End of Period (000's)      $15,474    $13,897   $21,519   $53,410   $61,625  $50,354

Ratios to Average Net Assets:
 Gross Expenses                             3.60%**    2.17%     1.42%     1.35%     1.12%    0.88%
 Net Expenses                               1.32%**    1.31%     1.28%     1.26%     1.12%    0.88%
 Net Investment Income                      0.54%**    0.48%     0.18%     0.19%     0.44%    0.89%

Portfolio Turnover Rate                       36%**      45%       31%       35%       34%      33%

*  Not annualized.
** Annualized.
+ Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

Safeco Core Equity Fund
(formerly Safeco Equity Fund)
(For a Class B Share Outstanding Throughout the Period)



                                          (Unaudited)
                                           Six-Month
                                          Period Ended
                                            June 30              For the Year Ended December 31
                                              2003        2002      2001      2000      1999      1998

Net Asset Value at Beginning of Period       $13.26      $18.20    $20.38    $23.83    $23.15    $19.55

Income (Loss) From Investment
Operations
 Net Investment Loss                          (0.01)      (0.05)    (0.11)    (0.13)    (0.07)    (0.03)
 Net Realized and Unrealized Gain (Loss)
 on Investments                                1.42       (4.89)    (2.07)    (2.71)     1.98      4.56
---------------------------------------------------------------------------------------------------------

 Total from Investment Operations              1.41       (4.94)    (2.18)    (2.84)     1.91      4.53

Less Distributions
 Distributions from Realized Gains               --          --        --     (0.61)    (1.23)    (0.93)
---------------------------------------------------------------------------------------------------------

Net Asset Value at End of Period             $14.67      $13.26    $18.20    $20.38    $23.83    $23.15
---------------------------------------------------------------------------------------------------------

Total Return+                                 10.63%*    (27.14%)  (10.70%)  (11.91%)    8.18%    23.16%

Net Assets at End of Period (000's)         $10,934     $10,520   $16,423   $20,349   $28,260   $17,232

Ratios to Average Net Assets:
 Gross Expenses                                2.39%**     2.16%     2.05%     2.06%     2.05%     1.94%
 Net Expenses                                  2.07%**     2.06%     2.03%     2.01%     1.95%     1.94%
 Net Investment Loss                          (0.20%)**   (0.28%)   (0.58%)   (0.54%)   (0.41%)   (0.21%)

Portfolio Turnover Rate                          36%**       45%       31%       35%       34%       33%

*  Not annualized.
** Annualized.
+ Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

Safeco Core Equity Fund
(formerly Safeco Equity Fund)
(For a Class C Share Outstanding Throughout the Period)




                                          (Unaudited)
                                           Six-Month                        Eight-Month
                                          Period Ended  For the Year Ended Period Ended
                                            June 30        December 31     December 31+/\
                                              2003        2002      2001       2000

Net Asset Value at Beginning of Period       $13.28     $18.22    $20.40      $22.87

Income (Loss) from Investment
Operations
 Net Investment Loss                          (0.01)     (0.03)    (0.09)      (0.06)
 Net Realized and Unrealized Gain (Loss)
 on Investments                                1.42      (4.91)    (2.09)      (1.80)
----------------------------------------------------------------------------------------

 Total from Investment Operations              1.41      (4.94)    (2.18)      (1.86)

Less Distributions
 Distributions from Realized Gains               --         --        --       (0.61)
----------------------------------------------------------------------------------------

Net Asset Value at End of Period             $14.69     $13.28    $18.22      $20.40
----------------------------------------------------------------------------------------

Total Return+                                 10.62%*   (27.11%)  (10.73%)     (8.08%)*

Net Assets at End of Period (000's)            $152       $129      $155        $119

Ratios to Average Net Assets:
 Gross Expenses                                2.46%**    2.34%     2.03%       1.84%**
 Net Expenses                                  2.07%**    2.06%     2.03%       1.84%**
 Net Investment Loss                          (0.22%)**  (0.24%)   (0.58%)     (0.44%)**

Portfolio Turnover Rate                          36%**      45%       31%         35%**


*  Not annualized.
** Annualized.
+ Excludes the effects of sales charges. If sales charges were included, the total return would be lower.
/\ For the period from April 30, 2000 (initial issue date of Class C shares) through December 31, 2000.

Safeco Large-Cap Growth Fund
(formerly Safeco U.S. Growth Fund)
(For a Class A Share Outstanding Throughout the Period)



                                                         (Unaudited)              October 31, 2001
                                                          Six-Month     For the    (Commencement
                                                         Period Ended Year Ended   of Operations)
                                                           June 30    December 31  to December 31
                                                             2003        2002           2001

Net Asset Value at Beginning of Period                      $7.73       $10.63         $10.00

Income (Loss) From Investment
Operations
 Net Investment Loss                                        (0.01)       (0.05)         (0.01)
 Net Realized and Unrealized Gain (Loss) on Investments      0.71        (2.83)          0.64
--------------------------------------------------------------------------------------------------

 Total from Investment Operations                            0.70        (2.88)          0.63

Less Distributions
 Distributions from Realized Gains                             --        (0.02)            --
--------------------------------------------------------------------------------------------------

Net Asset Value at End of Period                            $8.43        $7.73         $10.63
--------------------------------------------------------------------------------------------------

Total Return+                                                9.06%*     (27.12%)         6.30%*

Net Assets at End of Period (000's)                          $918         $811         $1,074

Ratios to Average Net Assets:
 Gross Expenses                                              2.73%**      3.71%          4.54%**
 Net Expenses                                                1.40%**      1.65%          1.65%**
 Net Investment Loss                                        (0.15%)**    (0.55%)        (0.50%)**

Portfolio Turnover Rate                                        36%**        29%             2%**

*  Not annualized.
** Annualized.
+ Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

Safeco Large-Cap Growth Fund
(formerly Safeco U.S. Growth Fund)
(For a Class B Share Outstanding Throughout the Period)


                                                         (Unaudited)  (Unaudited) October 31, 2001
                                                          Six-Month     For the     (Commencement
                                                         Period Ended Year Ended  of Operations) to
                                                           June 30    December 31    December 31
                                                             2003        2002           2001

Net Asset Value at Beginning of Period                      $7.66       $10.62         $10.00

Income (Loss) From Investment
Operations
 Net Investment Loss                                        (0.03)       (0.11)         (0.02)
 Net Realized and Unrealized Gain (Loss) on Investments      0.69        (2.83)          0.64
---------------------------------------------------------------------------------------------------

 Total from Investment Operations                            0.66        (2.94)          0.62

Less Distributions
 Distributions from Realized Gains                             --        (0.02)            --
---------------------------------------------------------------------------------------------------

Net Asset Value at End of Period                            $8.32        $7.66         $10.62
---------------------------------------------------------------------------------------------------

Total Return+                                                8.62%*     (27.71%)         6.20%*

Net Assets at End of Period (000's)                          $862         $784         $1,062

Ratios to Average Net Assets:
 Gross Expenses                                              3.49%**      4.46%          5.29%**
 Net Expenses                                                2.15%**      2.40%          2.40%**
 Net Investment Loss                                        (0.90%)**    (1.32%)        (1.25%)**

Portfolio Turnover Rate                                        36%**        29%             2%**

*  Not annualized.
** Annualized.
+ Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

Safeco Large-Cap Growth Fund
(formerly Safeco U.S. Growth Fund)
(For a Class C Share Outstanding Throughout the Period)


                                                         (Unaudited)              October 31, 2001
                                                          Six-Month     For the     (Commencement
                                                         Period Ended Year Ended  of Operations) to
                                                           June 30    December 31    December 31
                                                             2003        2002           2001

Net Asset Value at Beginning of Period                      $7.66       $10.62         $10.00

Income (Loss) From Investment
Operations
 Net Investment Loss                                        (0.04)       (0.11)         (0.02)
 Net Realized and Unrealized Gain (Loss) on Investments      0.70        (2.83)          0.64
---------------------------------------------------------------------------------------------------

 Total from Investment Operations                            0.66        (2.94)          0.62

Less Distributions
 Distributions from Realized Gains                             --        (0.02)            --
---------------------------------------------------------------------------------------------------

Net Asset Value at End of Period                            $8.32        $7.66         $10.62
---------------------------------------------------------------------------------------------------

Total Return+                                                8.62%*     (27.71%)         6.20%*

Net Assets at End of Period (000's)                          $843         $775         $1,062

Ratios to Average Net Assets:
 Gross Expenses                                              3.42%**      4.44%          5.29%**
 Net Expenses                                                2.15%**      2.40%          2.40%**
 Net Investment Loss                                        (0.90%)**    (1.32%)        (1.25%)**

Portfolio Turnover Rate                                        36%**        29%             2%**

*  Not annualized.
** Annualized.
+ Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

Safeco Multi-Cap Core Fund
(formerly Safeco Northwest Fund)
(For a Class A Share Outstanding Throughout the Period)



                                       (Unaudited)
                                        Six-Month
                                       Period Ended
                                         June 30            For the Year Ended December 31
                                           2003        2002     2001     2000     1999     1998

Net Asset Value at Beginning of Period    $14.03     $18.54   $20.94   $25.01   $17.56   $17.25

Income (Loss) From Investment
Operations
 Net Investment Loss                       (0.01)     (0.07)   (0.08)   (0.14)   (0.12)   (0.16)
 Net Realized and Unrealized Gain
 (Loss) on Investments                      2.94      (4.44)   (2.32)   (3.93)    9.58     0.66
-------------------------------------------------------------------------------------------------

 Total from Investment Operations           2.93      (4.51)   (2.40)   (4.07)    9.46     0.50

Less Distributions
 Distributions from Realized Gains            --         --       --       --    (2.01)   (0.19)
-------------------------------------------------------------------------------------------------

Net Asset Value at End of Period          $16.96     $14.03   $18.54   $20.94   $25.01   $17.56
-------------------------------------------------------------------------------------------------

Total Return+                              20.88%*   (24.33%) (11.46%) (16.27%)  53.90%    2.87%

Net Assets at End of Period (000's)       $4,060     $3,527   $5,141   $6,621   $4,774   $2,208

Ratios to Average Net Assets:
 Gross Expenses                             1.85%**    1.62%    1.52%    1.49%    1.56%    1.70%
 Net Expenses                               1.35%**    1.35%    1.35%    1.35%    1.36%    1.70%
 Net Investment Loss                       (0.19%)**  (0.40%)  (0.41%)  (0.67%)  (0.81%)  (1.06%)

Portfolio Turnover Rate                       15%**      15%      50%      36%      49%      50%

*  Not annualized.
** Annualized.
+ Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

Safeco Multi-Cap Core Fund
(formerly Safeco Northwest Fund)
(For a Class B Share Outstanding Throughout the Period)



                                       (Unaudited)
                                        Six-Month
                                       Period Ended
                                         June 30            For the Year Ended December 31
                                           2003        2002     2001     2000     1999     1998

Net Asset Value at Beginning of Period    $13.41     $17.86   $20.33   $24.46   $17.31   $17.09

Income (Loss) From Investment
Operations
 Net Investment Loss                       (0.07)     (0.19)   (0.21)   (0.30)   (0.25)   (0.23)
 Net Realized and Unrealized Gain
 (Loss) on Investments                      2.82      (4.26)   (2.26)   (3.83)    9.41     0.64
-------------------------------------------------------------------------------------------------

 Total from Investment Operations           2.75      (4.45)   (2.47)   (4.13)    9.16     0.41

Less Distributions
 Distributions from Realized Gains            --         --       --       --    (2.01)   (0.19)
-------------------------------------------------------------------------------------------------

Net Asset Value at End of Period          $16.16     $13.41   $17.86   $20.33   $24.46   $17.31
-------------------------------------------------------------------------------------------------

Total Return+                              20.51%*   (24.92%) (12.15%) (16.88%)  52.57%    2.37%

Net Assets at End of Period (000's)       $4,184     $3,726   $5,753   $6,449   $4,842   $2,603

Ratios to Average Net Assets:
 Gross Expenses                             2.58%**    2.35%    2.26%    2.22%    2.32%    2.30%
 Net Expenses                               2.10%**    2.10%    2.10%    2.10%    2.12%    2.30%
 Net Investment Loss                       (0.94%)**  (1.15%)  (1.16%)  (1.42%)  (1.56%)  (1.66%)

Portfolio Turnover Rate                       15%**      15%      50%      36%      49%      50%

*  Not annualized.
** Annualized.
+ Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

Safeco Multi-Cap Core Fund
(formerly Safeco Northwest Fund)
(For a Class C Share Outstanding Throughout the Period)




                                          (Unaudited)
                                           Six-Month               For the   Eight-Month
                                          Period Ended           Year Ended  Period Ended
                                            June 30              December 31 December 31/\
                                              2003        2002      2001         2000

Net Asset Value at Beginning of Period       $13.42     $17.87     $20.33       $24.21

Income (Loss) From Investment
Operations
 Net Investment Loss                          (0.07)     (0.18)     (0.20)       (0.21)
 Net Realized and Unrealized Gain (Loss)
 on Investments                                2.81      (4.27)     (2.26)       (3.67)
------------------------------------------------------------------------------------------

 Total from Investment Operations              2.74      (4.45)     (2.46)       (3.88)
------------------------------------------------------------------------------------------

Net Asset Value at End of Period             $16.16     $13.42     $17.87       $20.33
------------------------------------------------------------------------------------------

Total Return+                                 20.42%*   (24.90%)   (12.10%)     (16.03%)*

Net Assets at End of Period (000's)             $90        $75       $100         $103

Ratios to Average Net Assets:
 Gross Expenses                                2.65%**    2.57%      2.25%        2.07%**
 Net Expenses                                  2.10%**    2.10%      2.10%        2.07%**
 Net Investment Loss                          (0.94%)**  (1.15%)    (1.15%)      (1.34%)**

Portfolio Turnover Rate                          15%**      15%        50%          36%**


*  Not annualized.
** Annualized.
+ Excludes the effects of sales charges. If sales charges were included, the total return would be lower.
/\ For the period from April 30, 2000 (initial issue date of Class C shares) through December 31, 2000.

Safeco Small-Cap Value Fund
(formerly Safeco Small Company Value Fund)
(For a Class A Share Outstanding Throughout the Period)


                                          (Unaudited)
                                           Six-Month
                                          Period Ended
                                            June 30          For the Year Ended December 31
                                              2003       2002    2001     2000     1999     1998

Net Asset Value at Beginning of Period       $13.01    $13.57   $11.59  $12.55   $11.09   $14.21

Income (Loss) From Investment
Operations
 Net Investment Income (Loss)                  0.04      0.02     0.10   (0.04)   (0.09)   (0.08)
 Net Realized and Unrealized Gain (Loss)
 on Investments                                2.14     (0.56)    1.98   (0.92)    1.55    (3.04)
--------------------------------------------------------------------------------------------------

 Total from Investment Operations              2.18     (0.54)    2.08   (0.96)    1.46    (3.12)

Less Distributions
 Dividends from Net Investment
 Income                                          --     (0.02)   (0.10)     --       --       --
--------------------------------------------------------------------------------------------------

Net Asset Value at End of Period             $15.19    $13.01   $13.57  $11.59   $12.55   $11.09
--------------------------------------------------------------------------------------------------

Total Return+                                 16.76%*   (4.01%)  17.92%  (7.65%)  13.17%  (21.96%)

Net Assets at End of Period (000's)          $1,938    $1,507   $1,009    $847   $1,067   $1,220

Ratios to Average Net Assets:
 Gross Expenses                                1.83%**   1.75%    1.82%   1.92%    1.97%    1.66%
 Net Expenses                                  1.40%**   1.40%    1.44%   1.40%    1.47%    1.66%
 Net Investment Income (Loss)                  0.54%**   0.23%    0.75%  (0.32%)  (0.79%)  (0.99%)

Portfolio Turnover Rate                          50%**     54%     141%    107%     117%      90%

*  Not annualized.
** Annualized.
+ Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

Safeco Small-Cap Value Fund
(formerly Safeco Small Company Value Fund)
(For a Class B Share Outstanding Throughout the Period)



                                          (Unaudited)
                                           Six-Month
                                          Period Ended
                                            June 30           For the Year Ended December 31
                                              2003        2002    2001     2000     1999     1998

Net Asset Value at Beginning of Period       $12.48     $13.10   $11.19  $12.22   $10.88   $14.07

Income (Loss) From Investment
Operations
 Net Investment Income (Loss)                 (0.01)     (0.07)    0.01   (0.12)   (0.16)   (0.15)
 Net Realized and Unrealized Gain (Loss)
 on Investments                                2.09      (0.55)    1.91   (0.91)    1.50    (3.04)
---------------------------------------------------------------------------------------------------

 Total from Investment Operations              2.08      (0.62)    1.92   (1.03)    1.34    (3.19)

Less Distributions
 Dividends from Net Investment
 Income                                          --         --    (0.01)     --       --       --
---------------------------------------------------------------------------------------------------

Net Asset Value at End of Period             $14.56     $12.48   $13.10  $11.19   $12.22   $10.88
---------------------------------------------------------------------------------------------------

Total Return+                                 16.67%*    (4.73%)  17.11%  (8.43%)  12.32%  (22.67%)

Net Assets at End of Period (000's)          $1,440     $1,333   $1,334  $1,144   $1,274   $1,034

Ratios to Average Net Assets:
 Gross Expenses                                2.75%**    2.54%    2.56%   2.63%    2.75%    2.64%
 Net Expenses                                  2.15%**    2.15%    2.19%   2.15%    2.21%    2.64%
 Net Investment Income (Loss)                 (0.23%)**  (0.57%)   0.04%  (1.01%)  (1.55%)  (1.91%)

Portfolio Turnover Rate                          50%**      54%     141%    107%     117%      90%
---------------------------------------------------------------------------------------------------

*  Not annualized.
** Annualized.
 + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

Safeco Growth Opportunities Fund
(For a Class A Share Outstanding Throughout the Period)




                                          (Unaudited)
                                           Six-Month
                                          Period Ended
                                            June 30               For the Year Ended December 31
                                              2003         2002      2001      2000      1999      1998

Net Asset Value at Beginning of Period       $16.97      $26.96     $22.16    $23.21    $22.66    $22.39

Income (Loss) From Investment
Operations
 Net Investment Loss                          (0.06)      (0.24)     (0.20)    (0.25)    (0.19)    (0.05)
 Net Realized and Unrealized Gain (Loss)
 on Investments                                3.01       (9.77)++    5.00     (0.80)     0.74      1.05
----------------------------------------------------------------------------------------------------------

 Total from Investment Operations              2.95      (10.01)      4.80     (1.05)     0.55      1.00

Redemption Fees                                  --        0.02         --        --        --        --

Less Distributions
 Distributions from Realized Gains               --          --         --        --        --     (0.73)
----------------------------------------------------------------------------------------------------------

Net Asset Value at End of Period             $19.92      $16.97     $26.96    $22.16    $23.21    $22.66
----------------------------------------------------------------------------------------------------------

Total Return+                                 17.38%*    (37.05%)    21.66%    (4.52%)    2.43%     4.47%

Net Assets at End of Period (000's)         $19,935     $19,024    $33,877   $26,020   $27,597   $33,712

Ratios to Average Net Assets:
 Gross Expenses                                2.56%**     1.67%      1.36%     1.49%     1.34%     1.00%
 Net Expenses                                  1.33%**     1.33%      1.31%     1.31%     1.23%     1.00%
 Net Investment Loss                          (0.77%)**   (1.17%)    (1.00%)   (1.00%)   (0.80%)   (0.40%)

Portfolio Turnover Rate                          55%**       37%        65%       63%       38%       55%


*  Not annualized.
** Annualized.
+ Excludes the effects of sales charges. If sales charges were included, the total return would be lower.
++ Includes $0.10 related to payment by affiliate. See the Fund's 2002 Annual Report for details.

Safeco Growth Opportunities Fund
(For a Class B Share Outstanding Throughout the Period)




                                          (Unaudited)
                                           Six-Month
                                          Period Ended
                                            June 30              For the Year Ended December 31
                                              2003        2002      2001      2000      1999      1998

Net Asset Value at Beginning of Period       $16.16     $25.87     $21.42    $22.57    $22.21    $22.19

Income (Loss) From Investment
Operations
 Net Investment Loss                          (0.12)     (0.39)     (0.40)    (0.41)    (0.35)    (0.15)
 Net Realized and Unrealized Gain (Loss)
 on Investments                                2.86      (9.34)++    4.85     (0.74)     0.71      0.90
---------------------------------------------------------------------------------------------------------

 Total from Investment Operations              2.74      (9.73)      4.45     (1.15)     0.36      0.75

Redemption Fees                                  --       0.02         --        --        --        --

Less Distributions
 Distributions from Realized Gains               --         --         --        --        --     (0.73)
---------------------------------------------------------------------------------------------------------

Net Asset Value at End of Period             $18.90     $16.16     $25.87    $21.42    $22.57    $22.21
---------------------------------------------------------------------------------------------------------

Total Return+                                 16.96%*   (37.53%)    20.77%    (5.10%)    1.62%     3.38%

Net Assets at End of Period (000's)          $9,758     $8,734    $14,346   $12,391   $14,637   $15,569

Ratios to Average Net Assets:
 Gross Expenses                                2.53%**    2.21%      2.09%     2.16%     2.24%     1.91%
 Net Expenses                                  2.08%**    2.08%      2.06%     2.06%     2.03%     1.91%
 Net Investment Loss                          (1.52%)**  (1.92%)    (1.75%)   (1.71%)   (1.59%)   (1.28%)

Portfolio Turnover Rate                          55%**      37%        65%       63%       38%       55%


*  Not annualized.
** Annualized.
+ Excludes the effects of sales charges. If sales charges were included, the total return would be lower.
++ Includes $0.10 related to payment by affiliate. See the Fund's 2002 Annual
   Report for details.

Safeco Growth Opportunities Fund
(For a Class C Share Outstanding Throughout the Period)




                                       (Unaudited)
                                        Six-Month                       Eight-Month
                                       Period Ended  For the Year Ended Period Ended
                                         June 30        December 31     December 31/\
                                           2003        2002      2001       2000

Net Asset Value at Beginning of Period    $16.16     $25.85    $21.40      $23.34

Income (Loss) From Investment
Operations
 Net Investment Loss                       (0.12)     (0.33)    (0.35)      (0.23)
 Net Realized and Unrealized Gain
 (Loss) on Investments                      2.86      (9.38)++   4.80       (1.71)
-------------------------------------------------------------------------------------

 Total from Investment Operations           2.74      (9.71)     4.45       (1.94)

Redemption Fees                               --       0.02        --          --
-------------------------------------------------------------------------------------

Net Asset Value at End of Period          $18.90     $16.16    $25.85      $21.40
-------------------------------------------------------------------------------------

Total Return+                              16.96%*   (37.49%)   20.74%      (8.27%)*

Net Assets at End of Period (000's)         $170       $161      $194        $120

Ratios to Average Net Assets:
 Gross Expenses                             2.57%**    2.33%     2.06%       2.02%**
 Net Expenses                               2.08%**    2.08%     2.06%       2.02%**
 Net Investment Loss                       (1.52%)**  (1.93%)   (1.75%)     (1.71%)**

Portfolio Turnover Rate                       55%**      37%       65%         63%**


*  Not annualized.
** Annualized.
+ Excludes the effects of sales charges. If sales charges were included, the total return would be lower.
++ Includes $0.10 related to payment by affiliate. See the Fund's 2002 Annual
   Report for details.
/\ For the period from April 30, 2000 (initial issue date of Class C shares) through December 31, 2000.

Safeco Balanced Fund
(For a Class A Share Outstanding Throughout the Period)


                                          (Unaudited)
                                           Six-Month
                                          Period Ended
                                            June 30         For the Year Ended December 31
                                              2003       2002     2001    2000    1999    1998

Net Asset Value at Beginning of Period       $10.40    $11.73   $12.09   $11.87  $12.23  $11.60

Income (Loss) From Investment
Operations
 Net Investment Income                         0.12      0.26     0.30     0.32    0.22    0.25
 Net Realized and Unrealized Gain (Loss)
 on Investments                                0.63     (1.30)   (0.36)    0.22   (0.13)   1.14
------------------------------------------------------------------------------------------------

 Total from Investment Operations              0.75     (1.04)   (0.06)    0.54    0.09    1.39

Less Distributions
 Dividends from Net Investment
 Income                                       (0.12)    (0.29)   (0.30)   (0.32)  (0.22)  (0.25)
 Distributions from Realized Gains               --        --       --       --   (0.23)  (0.51)
------------------------------------------------------------------------------------------------

 Total Distributions                          (0.12)    (0.29)   (0.30)   (0.32)  (0.45)  (0.76)
------------------------------------------------------------------------------------------------

Net Asset Value at End of Period             $11.03    $10.40   $11.73   $12.09  $11.87  $12.23
------------------------------------------------------------------------------------------------

Total Return+                                  7.26%*   (8.95%)  (0.42%)   4.71%   0.75%  12.06%

Net Assets at End of Period (000's)          $1,253    $1,586   $1,733   $1,789  $2,573    $893

Ratios to Average Net Assets:
 Gross Expenses                                1.90%**   1.81%    1.82%    1.88%   1.68%   1.67%
 Net Expenses                                  1.35%**   1.35%    1.35%    1.35%   1.36%   1.67%
 Net Investment Income                         2.30%**   2.42%    2.57%    2.62%   2.16%   2.23%

Portfolio Turnover Rate                          37%**     59%      75%      63%     95%     75%

*  Not annualized.
** Annualized.
+ Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

Safeco Balanced Fund
(For a Class B Share Outstanding Throughout the Period)



                                          (Unaudited)
                                           Six-Month
                                          Period Ended
                                            June 30          For the Year Ended December 31
                                              2003       2002     2001    2000     1999    1998

Net Asset Value at Beginning of Period       $10.37    $11.71   $12.07   $11.83  $12.24   $11.60

Income (Loss) From Investment
Operations
 Net Investment Income                         0.08      0.19     0.21     0.23    0.18     0.15
 Net Realized and Unrealized Gain (Loss)
 on Investments                                0.63     (1.32)   (0.36)    0.24   (0.18)    1.15
-------------------------------------------------------------------------------------------------

 Total from Investment Operations              0.71     (1.13)   (0.15)    0.47    0.00     1.30

Less Distributions
 Dividends from Net Investment
 Income                                       (0.08)    (0.21)   (0.21)   (0.23)  (0.18)   (0.15)
 Distributions from Realized Gains               --        --       --       --   (0.23)   (0.51)
-------------------------------------------------------------------------------------------------

 Total Distributions                          (0.08)    (0.21)   (0.21)   (0.23)  (0.41)   (0.66)
-------------------------------------------------------------------------------------------------

Net Asset Value at End of Period             $11.00    $10.37   $11.71   $12.07  $11.83   $12.24
-------------------------------------------------------------------------------------------------

Total Return+                                  6.91%*   (9.70%)  (1.19%)   4.03%  (0.01%)  11.30%

Net Assets at End of Period (000's)          $1,645    $1,641   $1,979   $1,904  $2,553   $2,056

Ratios to Average Net Assets:
 Gross Expenses                                2.70%**   2.59%    2.55%    2.56%   2.46%    2.34%
 Net Expenses                                  2.10%**   2.10%    2.10%    2.10%   2.14%    2.34%
 Net Investment Income                         1.53%**   1.66%    1.82%    1.89%   1.43%    1.55%

Portfolio Turnover Rate                          37%**     59%      75%      63%     95%      75%

*  Not annualized.
** Annualized.
+ Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

Safeco International Stock Fund
(For a Class A Share Outstanding Throughout the Period)



                                          (Unaudited)
                                           Six-Month
                                          Period Ended
                                            June 30           For the Year Ended December 31
                                              2003       2002     2001     2000     1999     1998

Net Asset Value at Beginning of Period       $8.36     $10.45   $14.20   $16.89   $13.13   $11.55

Income (Loss) From Investment
Operations
 Net Investment Income (Loss)                 0.13       0.06     0.05     0.05    (0.01)   (0.04)
 Net Realized and Unrealized Gain (Loss)
 on Investments and Foreign Currency          0.36      (2.11)   (3.71)   (1.92)    3.77     1.62
---------------------------------------------------------------------------------------------------

 Total from Investment Operations             0.49      (2.05)   (3.66)   (1.87)    3.76     1.58

Redemption Fee                                0.01       0.03     0.14       --       --       --

Less Distributions
 Dividends from Net Investment
 Income                                         --      (0.07)   (0.23)   (0.05)      --       --
 Distributions from Realized Gains              --         --       --    (0.77)      --       --
---------------------------------------------------------------------------------------------------

 Total Distributions                            --      (0.07)   (0.23)   (0.82)      --       --
---------------------------------------------------------------------------------------------------

Net Asset Value at End of Period             $8.86      $8.36   $10.45   $14.20   $16.89   $13.13
---------------------------------------------------------------------------------------------------

Total Return+                                 5.98%*   (19.27%) (24.49%) (11.05%)  28.64%   13.68%

Net Assets at End of Period (000's)           $936       $795     $969   $1,423   $1,215     $629

Ratios to Average Net Assets:
 Gross Expenses                               2.34%**    2.45%    2.40%    2.21%    2.11%    2.31%
 Net Expenses                                 1.65%**    1.65%    1.71%    1.65%    1.73%    2.14%
 Net Investment Income (Loss)                 2.56%**    0.68%    0.36%    0.04%   (0.06%)  (0.47%)

Portfolio Turnover Rate                         52%**      16%     163%      33%      24%      26%

*  Not annualized.
** Annualized.
+ Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

Safeco International Stock Fund
(For a Class B Share Outstanding Throughout the Period)


                                          (Unaudited)
                                           Six-Month
                                          Period Ended
                                            June 30           For the Year Ended December 31
                                              2003       2002     2001     2000     1999     1998

Net Asset Value at Beginning of Period       $8.21     $10.25   $13.88   $16.56   $12.99   $11.53

Income (Loss) From Investment
Operations
 Net Investment Income (Loss)                 0.06      (0.01)   (0.06)   (0.09)   (0.10)   (0.11)
 Net Realized and Unrealized Gain (Loss)
 on Investments and Foreign Currency          0.38      (2.06)   (3.60)   (1.82)    3.67     1.57
---------------------------------------------------------------------------------------------------
 Total from Investment Operations             0.44      (2.07)   (3.66)   (1.91)    3.57     1.46

Redemption Fee                                0.01       0.03     0.14       --       --       --

Less Distributions
 Dividends from Net Investment
 Income                                         --         --    (0.11)      --       --       --
 Distributions from Realized Gains              --         --       --    (0.77)      --       --
---------------------------------------------------------------------------------------------------

 Total Distributions                            --         --    (0.11)   (0.77)      --       --
---------------------------------------------------------------------------------------------------

Net Asset Value at End of Period             $8.66      $8.21   $10.25   $13.88   $16.56   $12.99
---------------------------------------------------------------------------------------------------

Total Return+                                 5.48%*   (19.89%) (25.07%) (11.52%)  27.48%   12.66%

Net Assets at End of Period (000's)           $704       $736   $1,027   $1,492   $1,392     $777

Ratios to Average Net Assets:
 Gross Expenses                               4.05%**    3.34%    3.20%    2.97%    3.02%    3.19%
 Net Expenses                                 2.40%**    2.40%    2.46%    2.40%    2.51%    3.02%
 Net Investment Income (Loss)                 0.14%**   (0.11%)  (0.52%)  (0.64%)  (0.84%)  (1.33%)

Portfolio Turnover Rate                         52%**      16%     163%      33%      24%      26%

*  Not annualized.
** Annualized.
+ Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

Safeco International Stock Fund
(For a Class C Share Outstanding Throughout the Period)




                                             (Unaudited)
                                              Six-Month                      Eight-Month
                                             Period Ended For the Year Ended Period Ended
                                               June 30       December 31     December 31/\
                                                 2003       2002      2001       2000

Net Asset Value at Beginning of Period          $8.21     $10.25    $13.85      $15.82

Income (Loss) From Investment
Operations
 Net Investment Income (Loss)                    0.06      (0.01)    (0.07)      (0.07)
 Net Realized and Unrealized Gain (Loss) on
 Investments and Foreign Currency                0.38      (2.06)    (3.57)      (1.13)
------------------------------------------------------------------------------------------

 Total from Investment Operations                0.44      (2.07)    (3.64)      (1.20)

Redemption Fee                                   0.01       0.03      0.14          --

Less Distributions
 Distributions from Realized Gains                 --         --     (0.10)      (0.77)
------------------------------------------------------------------------------------------

Net Asset Value at End of Period                $8.66      $8.21    $10.25      $13.85
------------------------------------------------------------------------------------------

Total Return+                                    5.48%*   (19.90%)  (25.08%)     (7.76%)*

Net Assets at End of Period (000's)               $84        $78       $80         $97

Ratios to Average Net Assets:
 Gross Expenses                                  3.15%**    3.28%     3.03%       2.66%**
 Net Expenses                                    2.40%**    2.40%     2.46%       2.40%**
 Net Investment Income (Loss)                    0.15%**   (0.19%)   (0.68%)     (0.75%)**

Portfolio Turnover Rate                            52%**      16%      163%         33%**


*  Not annualized.
** Annualized.
+ Excludes the effects of sales charges. If sales charges were included, the total return would be lower.
/\ For the period from April 30, 2000 (initial issue date of Class C shares) through December 31, 2000.

Safeco Municipal Bond Fund
(For a Class A Share Outstanding Throughout the Period)



                                       (Unaudited)
                                        Six-Month
                                       Period Ended
                                         June 30         For the Year Ended December 31
                                           2003      2002    2001    2000     1999    1998

Net Asset Value at Beginning of Period    $14.46    $13.98  $13.97  $12.90  $14.45   $14.53

Income (Loss) From Investment
Operations
 Net Investment Income                      0.33      0.66    0.66    0.65    0.64     0.66
 Net Realized and Unrealized Gain
 (Loss) on Investments                      0.32      0.69    0.02    1.07   (1.55)    0.16
--------------------------------------------------------------------------------------------

 Total from Investment Operations           0.65      1.35    0.68    1.72   (0.91)    0.82

Less Distributions
 Dividends from Net Investment
 Income                                    (0.31)    (0.64)  (0.64)  (0.65)  (0.64)   (0.66)
 Distributions from Realized Gains         (0.08)    (0.23)  (0.03)     --      --    (0.24)
--------------------------------------------------------------------------------------------

 Total Distributions                       (0.39)    (0.87)  (0.67)  (0.65)  (0.64)   (0.90)
--------------------------------------------------------------------------------------------

Net Asset Value at End of Period          $14.72    $14.46  $13.98  $13.97  $12.90   $14.45
--------------------------------------------------------------------------------------------

Total Return+                               4.54%*    9.99%   4.92%  13.76%  (6.47%)   5.75%

Net Assets at End of Period (000's)       $6,995    $3,787  $1,273  $1,052    $929     $946

Ratios to Average Net Assets:
 Expenses                                   0.85%**   0.89%   0.98%   0.97%   0.98%    0.98%
 Net Investment Income                      4.55%**   4.74%   4.63%   4.96%   4.66%    4.51%

Portfolio Turnover Rate                       23%**     19%      9%     32%     17%      21%

*  Not annualized.
** Annualized.
+ Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

Safeco Municipal Bond Fund
(For a Class B Share Outstanding Throughout the Period)


                                          (Unaudited)
                                           Six-Month
                                          Period Ended
                                            June 30         For the Year Ended December 31
                                              2003      2002    2001    2000     1999    1998

Net Asset Value at Beginning of Period       $14.42    $13.95  $13.94  $12.88  $14.43   $14.52

Income (Loss) From Investment
Operations
 Net Investment Income                         0.27      0.55    0.55    0.56    0.54     0.57
 Net Realized and Unrealized Gain (Loss)
 on Investments                                0.32      0.68    0.02    1.06   (1.55)    0.15
-----------------------------------------------------------------------------------------------

 Total from Investment Operations              0.59      1.23    0.57    1.62   (1.01)    0.72

Less Distributions
 Dividends from Net Investment
 Income                                       (0.25)    (0.53)  (0.53)  (0.56)  (0.54)   (0.57)
 Distributions from Realized Gains            (0.08)    (0.23)  (0.03)     --      --    (0.24)
-----------------------------------------------------------------------------------------------

 Total Distributions                          (0.33)    (0.76)  (0.56)  (0.56)  (0.54)   (0.81)
-----------------------------------------------------------------------------------------------

Net Asset Value at End of Period             $14.68    $14.42  $13.95  $13.94  $12.88   $14.43
-----------------------------------------------------------------------------------------------

Total Return+                                  4.15%*    9.07%   4.14%  12.87%  (7.14%)   5.08%

Net Assets at End of Period (000's)          $3,402    $2,494  $1,236    $686  $1,322   $1,375

Ratios to Average Net Assets:
 Expenses                                      1.64%**   1.68%   1.73%   1.71%   1.70%    1.61%
 Net Investment Income                         3.50%**   3.86%   3.87%   4.24%   3.94%    3.89%

Portfolio Turnover Rate                          23%**     19%      9%     32%     17%      21%

*  Not annualized.
** Annualized.
+ Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

Safeco Intermediate-Term Municipal Bond Fund
(For an Investor Class Share Outstanding Throughout the Period)


                                          (Unaudited)
                                           Six-Month
                                          Period Ended
                                            June 30           For the Year Ended December 31
                                              2003       2002     2001     2000     1999      1998

Net Asset Value at Beginning of Period       $11.10     $10.73   $10.76   $10.46   $11.02    $10.92

Income (Loss) From Investment
Operations
 Net Investment Income                         0.21       0.42     0.44     0.45     0.45      0.47
 Net Realized and Unrealized Gain (Loss)
 on Investments                                0.23       0.52     0.05     0.31    (0.54)     0.10
----------------------------------------------------------------------------------------------------

 Total from Investment Operations              0.44       0.94     0.49     0.76    (0.09)     0.57

Less Distributions
 Dividends from Net Investment
 Income                                       (0.21)     (0.42)   (0.44)   (0.45)   (0.45)    (0.47)
 Distributions from Realized Gains               --      (0.15)   (0.08)   (0.01)   (0.02)       --
----------------------------------------------------------------------------------------------------

 Total Distributions                          (0.21)     (0.57)   (0.52)   (0.46)   (0.47)    (0.47)
----------------------------------------------------------------------------------------------------

Net Asset Value at End of Period             $11.33     $11.10   $10.73   $10.76   $10.46    $11.02
----------------------------------------------------------------------------------------------------

Total Return                                   3.98%*     8.89%    4.53%    7.44%   (0.84%)    5.33%

Net Assets at End of Period (000's)         $16,679    $16,587  $15,223  $13,896  $14,607   $15,487

Ratios to Average Net Assets:
 Gross Expenses                                0.98%**    0.99%    0.96%    0.97%    0.92%     0.83%
 Net Expenses                                  0.70%**    0.90%    0.90%    0.90%    0.86%     0.83%
 Net Investment Income                         3.75%**    3.77%    4.01%    4.27%    4.18%     4.25%

Portfolio Turnover Rate                          33%**      24%      22%      16%      11%        4%

*  Not annualized.
** Annualized.

Safeco California Tax-Free Income Fund
(For a Class A Share Outstanding Throughout the Period)



                                            (Unaudited)
                                             Six-Month
                                            Period Ended
                                              June 30         For the Year Ended December 31
                                                2003      2002    2001    2000     1999    1998

Net Asset Value at Beginning of Period         $12.67    $12.40  $12.50  $11.05  $12.74   $12.94

Income (Loss) From Investment
Operations
 Net Investment Income                           0.27      0.57    0.58    0.53    0.52     0.55
 Net Realized and Unrealized Gain (Loss)
 on Investments                                  0.26      0.43   (0.11)   1.45   (1.69)    0.17
-------------------------------------------------------------------------------------------------

 Total from Investment Operations                0.53      1.00    0.47    1.98   (1.17)    0.72

Less Distributions
 Dividends from Net Investment Income           (0.26)    (0.51)  (0.57)  (0.53)  (0.52)   (0.55)
 Distributions in Excess of Net Investment
 Income                                            --     (0.04)     --      --      --       --
 Distributions from Realized Gains              (0.02)    (0.18)     --      --      --    (0.37)
-------------------------------------------------------------------------------------------------

 Total Distributions                            (0.28)    (0.73)  (0.57)  (0.53)  (0.52)   (0.92)
-------------------------------------------------------------------------------------------------

Net Asset Value at End of Period               $12.92    $12.67  $12.40  $12.50  $11.05   $12.74
-------------------------------------------------------------------------------------------------

Total Return+                                    4.28%*    8.76%   3.82%  18.41%  (9.41%)   5.73%

Net Assets at End of Period (000's)              $886      $636    $645    $675    $740     $678

Ratios to Average Net Assets:
 Gross Expenses                                  1.05%**   1.06%   1.06%   1.05%   1.07%    1.04%
 Net Expenses                                    0.86%**   1.06%   1.06%   1.05%   1.07%    1.04%
 Net Investment Income                           4.50%**   4.25%   4.66%   4.62%   4.36%    4.25%

Portfolio Turnover Rate                            13%**     25%     32%     26%     25%      39%

*  Not annualized.
** Annualized.
+ Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

Safeco California Tax-Free Income Fund
(For a Class B Share Outstanding Throughout the Period)



                                       (Unaudited)
                                        Six-Month
                                       Period Ended
                                         June 30         For the Year Ended December 31
                                           2003      2002    2001    2000     1999    1998

Net Asset Value at Beginning of Period    $12.65    $12.39  $12.49  $11.04  $12.73   $12.93

Income (Loss) From Investment
Operations
 Net Investment Income                      0.23      0.48    0.49    0.45    0.43     0.46
 Net Realized and Unrealized Gain
 (Loss) on Investments                      0.25      0.42   (0.11)   1.45   (1.69)    0.17
--------------------------------------------------------------------------------------------

 Total from Investment Operations           0.48      0.90    0.38    1.90   (1.26)    0.63

Less Distributions
 Dividends from Net Investment
 Income                                    (0.22)    (0.42)  (0.48)  (0.45)  (0.43)   (0.46)
 Distributions in Excess of Net
 Investment Income                            --     (0.04)     --      --      --       --
 Distributions from Realized Gains         (0.02)    (0.18)     --      --      --    (0.37)
--------------------------------------------------------------------------------------------

 Total Distributions                       (0.24)    (0.64)  (0.48)  (0.45)  (0.43)   (0.83)
--------------------------------------------------------------------------------------------

Net Asset Value at End of Period          $12.89    $12.65  $12.39  $12.49  $11.04   $12.73
--------------------------------------------------------------------------------------------

Total Return+                               3.85%*    7.47%   3.02%  17.63% (10.07%)   4.98%

Net Assets at End of Period (000's)       $1,023    $1,111  $1,613  $1,176    $799     $927

Ratios to Average Net Assets:
 Gross Expenses                             1.75%**   1.77%   1.80%   1.72%   1.80%    1.76%
 Net Expenses                               1.61%**   1.77%   1.80%   1.72%   1.80%    1.76%
 Net Investment Income                      3.69%**   3.54%   3.97%   3.88%   3.63%    3.45%

Portfolio Turnover Rate                       13%**     25%     32%     26%     25%      39%

*  Not annualized.
** Annualized.
+ Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

Safeco Intermediate-Term U.S. Government Fund
(formerly Safeco U.S. Government Fund)
(For a Class A Share Outstanding Throughout the Period)



                                                  (Unaudited)
                                                   Six-Month                       Eight-Month
                                                  Period Ended For the Year Ended Period Ended
                                                    June 30     December 31       December 31/\/\
                                                      2003      2002      2001        2000

Net Asset Value at Beginning of Period               $9.88     $9.47     $9.35        $9.01

Income From Investment
Operations
 Net Investment Income                                0.19      0.43      0.52         0.36
 Net Realized and Unrealized Gain on Investments      0.03      0.45      0.12         0.34
-----------------------------------------------------------------------------------------------

 Total from Investment Operations                     0.22      0.88      0.64         0.70

Less Distributions
 Dividends from Net Investment
 Income                                              (0.21)    (0.47)    (0.52)       (0.36)
-----------------------------------------------------------------------------------------------

Net Asset Value at End of Period                     $9.89     $9.88     $9.47        $9.35
-----------------------------------------------------------------------------------------------

Total Return+                                         2.27%*    9.53%     7.02%        8.03%*

Net Assets at End of Period (000's)                   $830      $740      $266         $105

Ratios to Average Net Assets:
 Gross Expenses                                       1.40%**   1.41%     1.47%        1.27%**
 Net Expenses                                         0.99%**   1.20%     1.20%        1.20%**
 Net Investment Income                                3.81%**   3.99%     5.44%        5.97%**

Portfolio Turnover Rate                                 97%**     63%       63%         160%**

*  Not annualized.
** Annualized.
+ Excludes the effects of sales charges. If sales charges were included, the total return would be lower.
/\/\ For the period from April 30, 2000 (initial issue date of Class A and B shares) through December 31, 2000.

Safeco Intermediate-Term U.S. Government Fund
(formerly Safeco U.S. Government Fund)
(For a Class B Share Outstanding Throughout the Period)



                                                  (Unaudited)
                                                   Six-Month                       Eight-Month
                                                  Period Ended For the Year Ended Period Ended
                                                    June 30     December 31       December 31/\/\
                                                      2003      2002      2001        2000

Net Asset Value at Beginning of Period               $9.89     $9.47     $9.36        $9.01

Income From Investment
Operations
 Net Investment Income                                0.15      0.36      0.45         0.25
 Net Realized and Unrealized Gain on Investments      0.03      0.46      0.11         0.35
-----------------------------------------------------------------------------------------------

 Total from Investment Operations                     0.18      0.82      0.56         0.60

Less Distributions
 Dividends from Net Investment
 Income                                              (0.17)    (0.40)    (0.45)       (0.25)
-----------------------------------------------------------------------------------------------

Net Asset Value at End of Period                     $9.90     $9.89     $9.47        $9.36
-----------------------------------------------------------------------------------------------

Total Return+                                         1.89%*    8.83%     6.10%        7.61%*

Net Assets at End of Period (000's)                   $441      $337      $189         $139

Ratios to Average Net Assets:
 Gross Expenses                                       2.38%**   2.28%     2.14%        1.99%**
 Net Expenses                                         1.74%**   1.95%     1.95%        1.95%**
 Net Investment Income                                3.04%**   3.49%     4.74%        5.22%**

Portfolio Turnover Rate                                 97%**     63%       63%         160%**

*  Not annualized.
** Annualized.
+ Excludes the effects of sales charges. If sales charges were included, the total return would be lower.
/\/\ For the period from April 30, 2000 (initial issue date of Class A and B shares) through December 31, 2000.

Safeco Intermediate-Term Bond Fund
(formerly Safeco Managed Bond Fund)
(For a Class A Share Outstanding Throughout the Period)



                                       (Unaudited)
                                        Six-Month
                                       Period Ended
                                         June 30      For the Year Ended December 31
                                           2003      2002   2001   2000   1999    1998

Net Asset Value at Beginning of Period    $8.57     $8.40  $8.29  $7.90  $8.65   $8.60

Income (Loss) From Investment
Operations
 Net Investment Income                     0.16      0.39   0.43   0.46   0.39    0.37
 Net Realized and Unrealized Gain
 (Loss) on Investments                     0.13      0.20   0.11   0.39  (0.75)   0.30
---------------------------------------------------------------------------------------

 Total from Investment Operations          0.29      0.59   0.54   0.85  (0.36)   0.67

Less Distributions
 Dividends from Net Investment
 Income                                   (0.17)    (0.42) (0.43) (0.46) (0.39)  (0.37)
 Distributions from Realized Gains           --        --     --     --     --   (0.25)
---------------------------------------------------------------------------------------

 Total Distributions                      (0.17)    (0.42) (0.43) (0.46) (0.39)  (0.62)
---------------------------------------------------------------------------------------

Net Asset Value at End of Period          $8.69     $8.57  $8.40  $8.29  $7.90   $8.65
---------------------------------------------------------------------------------------

Total Return+                              3.46%*    7.18%  6.69% 11.19% (4.24%)  7.87%

Net Assets at End of Period (000's)       $1,284    $1,282 $1,092   $539   $573    $295

Ratios to Average Net Assets:
 Gross Expenses                            1.93%**   1.95%  1.97%  2.07%  1.87%   1.86%
 Net Expenses                              0.99%**   1.15%  1.15%  1.15%  1.21%   1.86%
 Net Investment Income                     3.67%**   4.48%  5.12%  5.80%  4.79%   4.09%

Portfolio Turnover Rate                      61%**     93%   126%   102%   147%    133%

*  Not annualized.
** Annualized.
+ Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

Safeco Intermediate-Term Bond Fund
(formerly Safeco Managed Bond Fund)
(For a Class B Share Outstanding Throughout the Period)


                                             (Unaudited)
                                              Six-Month
                                             Period Ended
                                               June 30       For the Year Ended December 31
                                                 2003      2002    2001   2000   1999    1998

Net Asset Value at Beginning of Period           $8.56     $8.40  $8.28  $7.89  $8.64   $8.60

Income (Loss) From Investment
Operations
 Net Investment Income                            0.13      0.32   0.37   0.40   0.32    0.28
 Net Realized and Unrealized Gain (Loss) on
 Investments                                      0.14      0.19   0.12   0.39  (0.75)   0.29
----------------------------------------------------------------------------------------------

 Total from Investment Operations                 0.27      0.51   0.49   0.79  (0.43)   0.57

Less Distributions
 Dividends from Net Investment
 Income                                          (0.14)    (0.35) (0.37) (0.40) (0.32)  (0.28)
 Distributions from Realized Gains                  --        --     --     --     --   (0.25)
----------------------------------------------------------------------------------------------

 Total Distributions                             (0.14)    (0.35) (0.37) (0.40) (0.32)  (0.53)
----------------------------------------------------------------------------------------------

Net Asset Value at End of Period                 $8.69     $8.56  $8.40  $8.28  $7.89   $8.64
----------------------------------------------------------------------------------------------

Total Return+                                     3.20%*    6.26%  6.03% 10.39% (4.98%)  6.67%

Net Assets at End of Period (000's)             $1,077    $1,024   $915   $746   $924    $523

Ratios to Average Net Assets:
 Gross Expenses                                   2.67%**   2.67%  2.76%  2.79%  2.61%   2.89%
 Net Expenses                                     1.74%**   1.90%  1.90%  1.90%  1.94%   2.89%
 Net Investment Income                            3.02%**   3.76%  4.40%  5.08%  4.02%   3.07%

Portfolio Turnover Rate                             61%**     93%   126%   102%   147%    133%

*  Not annualized.
** Annualized.
+ Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

Safeco High-Yield Bond Fund
(For a Class A Share Outstanding Throughout the Period)



                                          (Unaudited)
                                           Six-Month
                                          Period Ended
                                            June 30          For the Year Ended December 31
                                              2003       2002     2001     2000    1999    1998

Net Asset Value at Beginning of Period        $4.89     $6.51    $7.26    $8.38    $8.78   $9.12

Income (Loss) From Investment
Operations
 Net Investment Income                         0.22      0.51     0.60     0.66     0.69    0.72
 Net Realized and Unrealized Gain (Loss)
 on Investments                                0.66     (1.64)   (0.75)   (1.12)   (0.40)  (0.34)
-------------------------------------------------------------------------------------------------

 Total from Investment Operations              0.88     (1.13)   (0.15)   (0.46)    0.29    0.38

Redemption Fees                                  --      0.01       --       --       --      --

Less Distributions
 Dividends from Net Investment
 Income                                       (0.23)    (0.50)   (0.60)   (0.66)   (0.69)  (0.72)
-------------------------------------------------------------------------------------------------

Net Asset Value at End of Period              $5.54     $4.89    $6.51    $7.26    $8.38   $8.78
-------------------------------------------------------------------------------------------------

Total Return+                                 18.38%*  (17.68%)  (2.29%)  (5.75%)   3.52%   4.32%

Net Assets at End of Period (000's)          $3,722    $1,934   $1,086   $1,144   $1,583  $2,964

Ratios to Average Net Assets:
 Gross Expenses                                1.31%**   1.63%    1.45%    1.56%    1.35%   1.12%
 Net Expenses                                  1.15%**   1.31%    1.32%    1.30%    1.18%   1.12%
 Net Investment Income                         8.80%**   9.32%    8.39%    8.38%    8.01%   8.11%

Portfolio Turnover Rate                         130%**    163%     185%      45%      71%     64%


*  Not annualized.
** Annualized.
+ Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

Safeco High-Yield Bond Fund
(For a Class B Share Outstanding Throughout the Period)




                                          (Unaudited)
                                           Six-Month
                                          Period Ended
                                            June 30         For the Year Ended December 31
                                              2003       2002    2001    2000    1999    1998

Net Asset Value at Beginning of Period       $4.89      $6.51   $7.25   $8.38    $8.78   $9.12

Income (Loss) From Investment
Operations
 Net Investment Income                        0.22       0.46    0.55    0.60     0.63    0.64
 Net Realized and Unrealized Gain (Loss)
 on Investments                               0.64      (1.64)  (0.74)  (1.13)   (0.40)  (0.34)
-----------------------------------------------------------------------------------------------

 Total from Investment Operations             0.86      (1.18)  (0.19)  (0.53)    0.23    0.30

Redemption Fees                                 --       0.01      --      --       --      --

Less Distributions
 Dividends from Net Investment
 Income                                      (0.21)     (0.45)  (0.55)  (0.60)   (0.63)  (0.64)
-----------------------------------------------------------------------------------------------

Net Asset Value at End of Period             $5.54      $4.89   $6.51   $7.25    $8.38   $8.78
-----------------------------------------------------------------------------------------------

Total Return+                                17.97%*   (18.29%) (2.88%) (2.52%)   2.73%   3.39%

Net Assets at End of Period (000's)           $692       $630    $920    $995   $1,599  $1,381

Ratios to Average Net Assets:
 Gross Expenses                               2.85%**    2.54%   2.31%   2.35%    2.19%   2.06%
 Net Expenses                                 1.90%**    2.06%   2.06%   2.05%    1.97%   2.06%
 Net Investment Income                        8.39%**    8.41%   7.86%   7.73%    7.34%   7.15%

Portfolio Turnover Rate                        130%**     163%    185%     45%      71%     64%


*  Not annualized.
** Annualized.
+ Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

Safeco High-Yield Bond Fund
(For a Class C Share Outstanding Throughout the Period)


                                       (Unaudited)
                                        Six-Month                       Eight-Month
                                       Period Ended For the Year Ended Period Ended
                                         June 30      December 31      December 31++
                                           2003       2002     2001        2000

Net Asset Value at Beginning of Period    $4.90      $6.52    $7.26        $7.90

Income (Loss) From Investment
Operations
 Net Investment Income                     0.21       0.46     0.55         0.39
 Net Realized and Unrealized Gain
 (Loss) on Investments                     0.65      (1.64)   (0.74)       (0.64)
------------------------------------------------------------------------------------

 Total from Investment Operations          0.86      (1.18)   (0.19)       (0.25)

Redemption Fees                              --       0.01       --           --

Less Distributions
 Dividends from Net Investment
 Income                                   (0.21)     (0.45)   (0.55)       (0.39)
------------------------------------------------------------------------------------

Net Asset Value at End of Period          $5.55      $4.90    $6.52        $7.26
------------------------------------------------------------------------------------

Total Return+                             17.92%*   (18.26%)  (2.86%)      (3.25%)*

Net Assets at End of Period (000's)        $102        $93      $87          $92

Ratios to Average Net Assets:
 Gross Expenses                            2.53%**    2.60%    2.15%        2.04%**
 Net Expenses                              1.90%**    2.06%    2.06%        2.04%**
 Net Investment Income                     8.36%**    8.56%    7.88%        7.61%**

Portfolio Turnover Rate                     130%**     163%     185%          45%**

*  Not annualized.
** Annualized.
+ Excludes the effects of sales charges. If sales charges were included, the total return would be lower.
++ For the period from April 30, 2000 (initial issue date of Class C shares) through December 31, 2000.

Safeco Money Market Fund
(For a Class A Share Outstanding Throughout the Period)


                                       (Unaudited)
                                        Six-Month
                                       Period Ended
                                         June 30        For the Year Ended December 31
                                           2003      2002    2001    2000    1999    1998

Net Asset Value at Beginning of Period     $1.00     $1.00   $1.00   $1.00   $1.00   $1.00

Income From Investment
Operations
 Net Investment Income                      0.00/\    0.01    0.04    0.06    0.05    0.05
 Less Distributions                         0.00/\   (0.01)  (0.04)  (0.06)  (0.05)  (0.05)
-------------------------------------------------------------------------------------------

Net Asset Value at End of Period           $1.00     $1.00   $1.00   $1.00   $1.00   $1.00
-------------------------------------------------------------------------------------------

Total Return                                0.35%*    1.28%   3.75%   5.91%   4.64%   4.92%

Net Assets at End of Period (000's)       $4,467    $5,429  $5,193  $4,532  $3,554  $2,186

Ratios to Average Net Assets:
 Gross Expenses                             1.02%**   0.96%   0.99%   1.04%   1.00%   0.92%
 Net Expenses                               0.77%**   0.79%   0.80%   0.80%   0.80%   0.92%
 Net Investment Income                      0.71%**   1.26%   3.68%   5.88%   4.60%   4.87%

*  Not annualized.
** Annualized.
/\  Amounts are less than $0.005 per share.

Safeco Money Market Fund
(For a Class B Share Outstanding Throughout the Period)



                                       (Unaudited)
                                        Six-Month
                                       Period Ended
                                         June 30       For the Year Ended December 31
                                           2003      2002    2001    2000   1999   1998

Net Asset Value at Beginning of Period     $1.00     $1.00   $1.00  $1.00  $1.00  $1.00

Income From Investment
Operations
 Net Investment Income                      0.00/\    0.01    0.04   0.06   0.05   0.05

Less Distributions                          0.00/\   (0.01)  (0.04) (0.06) (0.05) (0.05)
----------------------------------------------------------------------------------------

Net Asset Value at End of Period           $1.00     $1.00   $1.00  $1.00  $1.00  $1.00
----------------------------------------------------------------------------------------

Total Return                                0.35%*    1.28%   3.75%  5.93%  4.65%  4.76%

Net Assets at End of Period (000's)       $1,178    $1,081  $1,192   $742   $979   $670

Ratios to Average Net Assets:
 Gross Expenses                             1.13%**   1.03%   1.00%  1.13%  1.08%  1.05%
 Net Expenses                               0.77%**   0.79%   0.80%  0.80%  0.82%  1.05%
 Net Investment Income                      0.70%**   1.27%   3.61%  5.78%  4.56%  4.71%

*  Not annualized.
** Annualized.
/\  Amounts are less than $0.005 per share.

Safeco Money Market Fund
(For a Class C Share Outstanding Throughout the Period)



                                       (Unaudited)
                                        Six-Month                       Eight-Month
                                       Period Ended For the Year Ended Period Ended
                                         June 30     December 31       December 31/\/\
                                           2003      2002      2001        2000

Net Asset Value at Beginning of Period    $1.00     $1.00     $1.00        $1.00

Income From Investment
Operations
 Net Investment Income                     0.00/\    0.01      0.04         0.04

Less Distributions                         0.00/\   (0.01)    (0.04)       (0.04)
------------------------------------------------------------------------------------

Net Asset Value at End of Period          $1.00     $1.00     $1.00        $1.00
------------------------------------------------------------------------------------

Total Return                               0.35%*    1.28%     3.75%        4.08%*

Net Assets at End of Period (000's)        $134      $123      $112         $100

Ratios to Average Net Assets:
 Gross Expenses                            1.02%**   1.18%     0.88%        0.98%**
 Net Expenses                              0.77%**   0.79%     0.80%        0.80%**
 Net Investment Income                     0.70%**   1.27%     3.64%        5.93%**

*  Not annualized.
** Annualized.
/\  Amounts are less than $0.005 per share.
/\/\ For the period from April 30, 2000 (initial issue date of Class C shares) through December 31, 2000.

Fund Distributions and Tax Considerations

The following information is provided to help you understand the dividends and capital gains you may earn from owning Fund shares as well as some of the federal taxes you may have to pay. This information is not complete and is not intended as tax advice. Distributions may be subject to foreign, state, and local taxes, even if they are not subject to federal income taxes. Generally no attempt is made to discuss foreign, state, or local tax laws or tax laws applicable to corporate shareholders or to shareholders that receive special tax treatment such as qualified retirement plan participants and certain trusts. Tax laws are subject to change. You should consult a competent tax advisor about your individual circumstances.

Distributions from a Fund

Dividends are distributions of a Fund's investment income, less expenses, and include dividends earned on stocks and interest income earned on bonds. Distributions of capital gains represent net profits that a Fund makes on portfolio securities that are sold for more than they originally cost.

The Large-Cap Value Fund, Core Equity Fund, and Balanced Fund intend to declare and pay dividends, if any, during the last month of each calendar quarter. The, Large-Cap Growth Fund, Multi-Cap Core Fund, Small-Cap Value Fund, Growth Opportunities Fund, and International Stock Fund intend to declare and pay dividends, if any, annually in December. The Municipal Bond Fund, Intermediate-Term Municipal Bond Fund, California Tax-Free Income Fund, Intermediate-Term U.S. Government Fund, Intermediate-Term Bond Fund, High-Yield Bond Fund, and Money Market Fund intend to declare dividends, if any, each business day and pay them monthly. All Funds (except the Money Market Fund) pay capital gains distributions and special dividends, if any, in March and December.

Dividends and other distributions paid by a Fund on each class of its shares are calculated at the same time and in the same manner. However, except for the Money Market Fund, because of the higher Rule 12b-1 service and distribution fees associated with Class B and Class C shares, the dividends and other distributions paid by a Fund on its Class B and Class C shares will be lower than those paid on its Class A shares.

Your shares become entitled to dividends on the next business day after you purchase them. If you redeem all your shares in any of the Bond Funds or the Money Market Fund at any time during a month, you will receive all declared dividends through the date of redemption, together with the redemption proceeds. Remember, distributions have the effect of reducing net asset value per share by the amount distributed.

REINVESTING DISTRIBUTIONS

We automatically reinvest your dividends and capital gain distributions in additional shares of the distributing Fund unless you tell us in writing that you wish to receive them in cash. Retirement accounts must reinvest all dividends and other distributions unless the account owner is over age 591/2. The price of reinvested shares is the shares' market value on the date the distribution is made.

We may reinvest into your account any distribution checks that are returned to us as "undeliverable" or that remain outstanding for more than six months. This reinvestment will reflect the net asset value per share next computed after the check is cancelled. Subsequent distributions may also be reinvested.

Tax Considerations

Depending on which Fund you invest in, your dividends may be taxable or wholly or partly tax free; other distributions will be fully taxable, regardless of the Fund that makes them. If distributions are taxable, they are generally included in your taxable income for the year distributed, whether you reinvest them in additional shares of the distributing Fund or receive them in cash. Certain distributions made in January are taxable as if received in the prior December. Fund distributions reinvested in a retirement or other tax-qualified account are generally not taxable until you take money out and may be wholly or partly tax free.

You cannot control the timing of capital gains distributed by a Fund since it is the advisor who decides when to sell Fund holdings. When you redeem your shares of a Fund, or exchange Fund shares for shares of another Fund you may also realize a capital gain or loss.

Taxable dividends and distributions of net short-term capital gains are generally taxed as ordinary income (in the case of certain qualifying dividends paid by a Fund (generally consisting of dividends that a Fund has received from domestic and certain foreign corporations), those dividends are taxed at reduced rates under recent federal tax legislation). Distributions of a Fund's net profits from the sale of securities are generally taxed as long-term capital gains. Long-term capital gains treatment depends on how long a Fund held the securities that generated the gain, not on how long you have been invested in the Fund.

If you purchase shares shortly before a Fund pays a taxable dividend or other distribution, you will pay the full price for the shares, then receive part of the share price back as a taxable distribution, even though the distribution represents a partial return of your capital.

If the International Stock Fund pays nonrefundable taxes to foreign governments, those taxes will reduce the Fund's dividends, but will still be included in your taxable income. However, you may be able to claim an offsetting credit or deduction on your tax return for your share of those taxes.

Redeeming or exchanging Fund shares that are worth more than you paid for them may give you capital gains that are taxed as long-term or short-term capital gains depending on how long you held (or are treated as holding) your shares in the Fund. Consult your tax advisor for current capital gains and federal income tax rates.

In general, sales charges that you pay either when you purchase or redeem Fund shares reduces the taxable gain (or increases the deduction for a loss) at the time you redeem your shares. This does not apply to Class A shares that are purchased with a sales charge ("load") and then reinstated within 60 days under Safeco's one-time reinstatement privilege or which are exchanged for Class A shares of another Fund, other than the Money Market Fund. Because Safeco does not impose a load on reinstatement or exchanges of Class A shares, current tax law postpones the deduction of the load until such time as the newly purchased shares are redeemed.

If you redeem Fund shares at a loss, that loss may not be deductible if you purchase shares of the same Fund, regardless of class, within 30 days before or after the redemption. The amount of the non-deductible loss may increase the basis of the newly purchased shares.

We will notify you annually of the amount and nature of Fund distributions. You or your tax advisor should keep track of your transactions and any resulting gain or loss. If you do redeem Fund shares for a loss, you may be able to use this capital loss to offset any capital gains you have.

For regular, non-qualified accounts, we generally do not withhold taxes when you receive Fund distributions or redeem shares if you have certified that the tax identification number you gave us is correct and that you are otherwise not subject to federal backup withholding.

SPECIAL CONSIDERATIONS

States generally treat distributions of interest on U.S. Treasury securities and other direct obligations of the U.S. government as tax-free income. However, this treatment may depend on a Fund's owning a certain minimum percentage of these securities. The Intermediate-Term U.S. Government Fund may invest a portion of its portfolio in these securities.

Each of the tax-exempt Funds pay dividends that are exempt from federal income tax. However, certain Fund distributions may be taxable, including any portion of dividends representing net capital gains and income derived from certain bonds bought below their issue price (at a discount). The tax-exempt Funds typically buy discount bonds as part of a call protection strategy.

If you purchase shares of a tax-exempt Fund and redeem them at a loss within six months, you may deduct only the amount of the loss that exceeds the amount of dividends from tax-exempt interest that you received during that period.

If you receive Social Security or railroad retirement benefits, you may need to include tax-free Fund distributions as part of your income when determining any federal income tax that may be due on those benefits.

The California Tax-Free Income Fund pays dividends that are exempt from California state personal income taxes. Certain situations, in addition to those above, may result in taxable income, however. For example, the redemption or exchange of Fund shares may result in capital gain or loss for California income tax purposes. The tax exemption for interest income from California municipal bonds does not apply to most corporate shareholders.

Qualified Retirement Plans and Accounts

The Funds (other than the tax-exempt Funds) may be used as investment vehicles for a variety of qualified retirement plans and accounts for individuals, businesses, and nonprofit organizations that provide tax-favored saving for education or retirement. The annual contribution limits and other requirements for these accounts are subject to change. It is important that you read plan and/or account documents carefully and consult your personal tax advisor before contributing money. Certain retirement accounts have an annual custodial fee of $5 per Fund up to a maximum of $10. The custodial fee is waived for retirement accounts with balances over $10,000.


INDIVIDUAL RETIREMENT ACCOUNTS (IRAs)


In the current year, individuals can generally contribute up to $3,000 to an IRA, ($3,500 if you are age 50 or older).

SAFECO  MUTUAL  FUNDS                                       www.safecofunds.com

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

..  Traditional IRA

Depending on your earned income and other considerations, your contribution to a traditional IRA may be partially or fully tax deductible. You pay no tax on your IRA earnings until withdrawal.

..  Roth IRA

Although contributions to a Roth IRA are not tax deductible, earnings on your Roth IRA are tax free at withdrawal, if you meet certain requirements. Your ability to make a full contribution to a Roth IRA is based on your income level and filing status.

EDUCATION SAVINGS ACCOUNTS

An Education Savings Account (formerly known as an "Education IRA") is a vehicle for saving for a child's higher education. Currently, up to $2,000 can be contributed to an Education Savings Account for the same beneficiary. Contributions to an Education Savings Account are not tax deductible, but earnings on the Education Savings Account are generally tax free if used to pay qualified education expenses. There are income limitations on who can contribute to an Education Savings Account. See your tax advisor for further details.

SIMPLIFIED EMPLOYEE PENSION IRAS (SEP-IRAs)

SEP-IRAs are qualified retirement plans for small businesses and self-employed individuals. SEP-IRAs have the same investment minimums as traditional IRAs.

SAVINGS INCENTIVE MATCH PLAN FOR EMPLOYEES IRAs (SIMPLE IRAs)

SIMPLE IRAs are qualified retirement plans for small businesses and self-employed individuals. Contribution methods for a SIMPLE plan include employee deferrals, employer matching contributions, and employer non-elective contributions. Minimum investment amounts are negotiable.

403(b)(7) PLANS

403(b)(7) plans are qualified retirement plans for certain tax-exempt organizations and school systems to which both employers and employees may contribute. Minimum investment amounts are negotiable.

401(k) PLANS

401(k) plans allow employers and employees to make tax-advantaged contributions to a retirement account. Minimum investment amounts are negotiable.

PROFIT SHARING AND MONEY PURCHASE PENSION PLANS

Profit Sharing and Money Purchase Pension Plans allow corporations, partnerships, and self-employed persons to make annual, tax-deductible contributions to a retirement account for each person covered by the plan. A plan may be adopted individually or paired with another plan. Minimum investment amounts are negotiable.

For information about the above accounts and plans, please call us at 1-800-528-6501

Your Account


Choosing a Share Class

This prospectus offers three classes of shares: Class A, Class B, and Class C. Each class represents an interest in the same portfolio of investments but has its own sales charge and expense structure. A number of factors can cause some share classes to be more expensive than others, including the amount you plan to invest, how long you plan to hold Fund shares, and overall Fund performance. Following is a general comparison of Class A, Class B, and Class C shares. Costs of purchasing, holding, or redeeming specific Fund shares are shown earlier in this prospectus under "Fees and Expenses" for each Fund. Your financial advisor can help you decide which share class is best suited to your needs.


General Comparison of Class A, Class B, and Class C Shares
Class A                                              Class B                              Class C
Initial sales charge of up to 5.75% for equity Funds No initial sales charge.             No initial sales charge.
and up to 4.50% for bond Funds. Lower initial
sales charge for purchases of $50,000 or more.

No contingent deferred sales charge (except on       Contingent deferred sales charge of  Contingent deferred sales charge of
certain redemptions of shares bought without an      up to 5.00% if you redeem shares     1.00% if you redeem shares within
initial sales charge).                               within six years of purchase.        one year of purchase.

Lower annual expenses and higher dividends than      Higher annual expenses and lower     Higher annual expenses and lower
Class B or Class C shares because of lower           dividends than Class A shares        dividends than Class A shares
12b-1 fee (0.25%).                                   because of higher 12b-1 fee          because of higher 12b-1 fee
                                                     (1.00%).                             (1.00%).

                                                     Maximum purchase amount is           Maximum purchase amount is
                                                     $249,999.                            $999,999.

                                                     Automatic conversion to Class A      No conversion to Class A shares, so
                                                     shares after five years for          future 12b-1 fee does not decrease.
                                                     intermediate-term bond Funds and
                                                     after six years for equity and long-
                                                     term bond Funds, thus reducing
                                                     future 12b-1 fee.

Valuing Your Shares

The net asset value per share (NAV) of each Fund and share class is generally determined as of the close of regular trading on the New York Stock Exchange
(NYSE) (usually 4:00 p.m. Eastern time, 1:00 p.m. Pacific time) every day the NYSE is open. NAV is not determined on days that the NYSE is closed (including certain U.S. holidays). NAV is calculated by dividing the value of a Fund's net assets attributable to a class by the number of shares of that class that are outstanding.

SAFECO  MUTUAL  FUNDS                                            1-800-528-6501

Each Fund's Board of Trustees has adopted procedures to value a Fund's portfolio securities, in general, based on market value.

We obtain market value information for each Fund's investment holdings from a pricing service. Values for equity portfolio securities listed on securities exchanges are based on the last reported sale price on the national exchange on which the securities are primarily traded, unless there are no transactions, in which case the value is based on the last reported bid price. Values for equity portfolio securities traded on the NASDAQ National Market System are based on the NASDAQ Official Closing Price, unless there are no transactions, in which case the value is based on the last reported bid price from NASDAQ. Values for fixed-income portfolio securities (other than short-term securities) are based on matrix pricing models that consider bid prices, quotations from dealers, transactions in comparable securities, and various relationships between securities. Short-term portfolio securities maturing within 60 days from the time of purchase are valued at amortized cost, which approximates market value.

If, between the time trading ends on a particular security or market and the close of the NYSE, events occur that materially affect the value of a security, a Fund may value the security at its fair value as determined in good faith by or under the supervision of its Board of Trustees.

To the extent that a Fund owns securities that trade in other markets on days when the NYSE is closed, the value of a Fund's assets may change on days when shareholders cannot purchase or redeem shares. In addition, trading in some of a Fund's assets may not occur on days when a Fund is open for business.

The Money Market Fund, like most money market funds, values securities on the basis of amortized cost. Amortized cost valuation involves valuing a security at its cost and adding or subtracting any discount or premium (reflective of maturity), regardless of the impact of fluctuating interest rates on the market value of the security. This method minimizes the effect of changes in a security's market value and helps the Money Market Fund maintain a stable $1.00 share price.

The NAV of Class B and Class C shares for each of the Funds, other than the Money Market Fund, will generally be lower than the NAV of Class A shares because of higher 12b-1 fees. The NAVs of the three share classes may also differ due to class-special expenses.

Calculating Sales Charges

Class A Shares. The offering price for Class A shares of a Fund is the NAV plus an initial sales charge (except for the Money Market Fund and certain Class A shares) as shown in the following table. The column for "broker concession" is the percentage that brokers receive for selling Class A shares of a particular Fund. From time to time, Safeco Securities, Inc. may pay broker-dealers, banks and other financial institutions the full amount of the sales charge on Class A shares.


Initial Sales Charge on Class A Shares
                Sales Charge on                                               Sales Charge on
                Stock Funds:                                                  Intermediate-
                Large-Cap Value,                                              Term Bond
                Core Equity, Large-                                           Funds:
                Cap Growth, Multi-              Sales Charge on               Intermediate-Term
                Cap Core, Small-                Long-Term Bond                Municipal Bond,
                Cap Value, Growth               Funds: Municipal              Intermediate-Term
                Opportunities,                  Bond, California              U.S. Government,
                Balanced, and       Broker      Tax-Free Income,  Broker      Intermediate-Term Broker
                International Stock Concession  High-Yield Bond   Concession  Bond              Concession
-----------------------------------------------------------------------------------------------------------
                          As % of                        As % of                       As % of
                As % of   Net       As % of     As % of  Net      As % of     As % of  Net      As % of
Purchase of     Offering  Amount    Offering    Offering Amount   Offering    Offering Amount   Offering
Class A Shares  Price     Invested  Price       Price    Invested Price       Price    Invested Price
-----------------------------------------------------------------------------------------------------------
Under $50,000     5.75%     6.10%      5.00%      4.50%    4.71%     4.00%      3.50%    3.63%     3.00%
-----------------------------------------------------------------------------------------------------------
50,000-99,999     4.50%     4.71%      3.75%      4.00%    4.17%     3.50%      3.50%    3.63%     3.00%
-----------------------------------------------------------------------------------------------------------
100,000-249,999   3.50%     3.63%      3.00%      3.50%    3.63%     3.00%      3.00%    3.09%     2.50%
-----------------------------------------------------------------------------------------------------------
250,000-499,999   2.50%     2.56%      2.00%      2.50%    2.56%     2.00%      2.50%    2.56%     2.00%
-----------------------------------------------------------------------------------------------------------
500,000-999,999   2.00%     2.04%      1.50%      1.50%    1.52%     1.00%      1.50%    1.52%     1.00%
-----------------------------------------------------------------------------------------------------------
1,000,000/1+/        0%        0%         0%/2/      0%       0%        0%/2/      0%       0%        0%/2/

/1/ Purchases of $1,000,000 or more of Class A shares are not subject to an initial sales charge, but a 1.00% contingent deferred sales charge may apply. See "Contingent Deferred Sales Charge (CDSC) for Class B, Class C, and Certain Class A Shares" table.
/2/ Broker concessions on sales of Class A shares of $1 million or more based on an investor's (or related group of investors') cumulative purchases during each successive twelve-month period beginning on the date of the initial purchase at NAV may be paid up to a rate of 1.00% of the amount up to $3 million, 0.50% of the next $47 million, and 0.25% thereafter. For concessions paid on the sale of Class A shares to qualified retirement plans, see the following table.


Broker Concessions on Sale of Class A Shares to Qualified Retirement Plans/1/
Number of Plan Participants                                  Broker
Invested in Safeco Funds           Amount Sold               Concession

1-50 Participants with $1 Million  $1 Million to $3 Million  1.00%
Minimum in Assets                  $3 Million to $50 Million 0.50%
                                   Over $50 Million          0.25% thereafter

50-199 Participants with           Less than $1 Million      0.50%
No Minimum                         $1 Million to $3 Million  1.00%
                                   $3 Million to $50 Million 0.50%
                                   Over $50 Million          0.25% thereafter

200 or more Participants with      Less than $3 Million      1.00%
No Minimum                         $3 Million to $50 Million 0.50%
                                   Over $50 Million          0.25% thereafter

/1/ Safeco Securities, Inc., the Funds' distributor, reserves the right to charge back broker concessions if plan sales fail to meet the above criteria.

Class B, Class C, and Certain Class A Shares. The purchase price for Class B, Class C, and certain Class A shares is NAV; however a contingent deferred sales charge (CDSC) may apply if you redeem shares according to the following schedule. To keep your CDSC as low as possible, each time you place a request to redeem shares in a Fund, we will redeem shares that have the lowest CDSC first. Shares of the Money Market Fund are not subject to CDSC except for shares purchased by exchange from another Fund.

SAFECO  MUTUAL  FUNDS                                       www.safecofunds.com


CDSC for Class B/1/, Class C/1/, and Certain Class A Shares
Year of Redemption/2/             1 year 2 years 3 years 4 years 5 years 6 years 7+ years
Class B (except intermediate-term
 bond Funds/3/)                     5%      4%      3%      3%      2%      1%     None

Class B (intermediate-term
bond Funds only/3/)                 4%      3%      2%      2%      1%    None     None

Class C                             1%    None    None    None    None    None     None

Class A shares purchased without
an initial sales charge/4/          1%    None    None    None    None    None     None

/1/ For Class B and Class C shares, percentage is based on the lower of NAV at time of purchase or at time of redemption.
/2/ Any period of time that shares are held in the Money Market Fund will not be considered when determining CDSC or conversion to Class A shares.
/3/ Intermediate-term bond Funds are Safeco Intermediate-Term Municipal Bond
    Fund, Safeco Intermediate-Term U.S. Government Fund, and Safeco Intermediate-Term Bond Fund.
/4/ Purchases of $1,000,000 or more of Class A shares are subject to a 1.00% contingent deferred sales charge on redemptions made in the first twelve months, except with respect to participant-directed redemptions from qualified retirement plans.

Your broker receives a percentage of sales charges and fees. In addition, Safeco Securities, Inc., the Funds' distributor, may, at its expense, pay additional concessions or promotional incentives to brokers that sell shares of the Funds and other registered investment companies. Such additional concessions or incentives may be offered only to brokers that satisfy certain sales volume/growth criteria, or that meet other criteria Safeco Securities, Inc. establishes from time to time. There are no sales charges on shares you acquire through dividend reinvestment or other distributions or for Class A shares that you have exchanged for Class A shares of another Fund, other than the Money Market Fund.

The Funds' transfer agent may pay securities broker-dealers and other financial intermediaries a servicing fee for providing certain administrative services to qualified retirement plans and other institutional omnibus accounts, and the Funds' advisor may pay a portion of such fees from the advisor's own resources.

Sales Charge Reductions and Waivers

Sales charges may be reduced or waived under certain circumstances and for certain groups. Additional information about reductions and waivers of sales charges is in the SAI. Consult your financial advisor or the SAI to see if this applies to you.

Reducing Your Class A Sales Charges. There are several ways you can combine multiple purchases of Class A shares to take advantage of the breakpoints in the initial sales charge schedule. To utilize these programs, complete the appropriate section of your application or contact your financial advisor.

.. Rights of Accumulation--Let you add the value of any Class A shares you already own to the amount of your next purchase of Class A shares for purposes of calculating the initial sales charge.

.. Letter of Intent--Lets you purchase Class A shares of any Fund (except for the Money Market Fund) over a 13-month period and receive the same initial sales charge as if all shares had been purchased at once. The letter of intent must be received by Safeco Mutual Funds within 90 days of the beginning of the period.

.. Group Purchase Program--Subject to certain requirements, a group may be treated as a single purchaser. Each investor has an individual account, but the group's purchases are combined together for purposes of determining the purchase amount. A group can include an individual and his or her spouse and/or minor children, a trustee for single fiduciary accounts, a trustee or other fiduciary purchasing shares concurrently for two or more qualified retirement plans of a single employer or of employers affiliated with each other, or clients of a registered representative who invest at or about the same time.

CDSC Waivers. As long as you notify us at the time you redeem shares, the CDSC for each share class will generally be waived for:

..  shareholder death or post purchase disability;

.. certain systematic withdrawals (annual withdrawals must be less than 10% of your investment in each Fund);

..  certain distributions from qualified retirement plans or accounts; or

..  liquidation of a shareholder's account by a Fund.

Reinstatement Privilege. You may generally reinstate without a sales charge some or all redemption proceeds in the same share class of any Fund within 60 days of the redemption date, as long as you notify us in writing before you reinvest. NAV per share will be calculated as of the date money is reinvested. All accounts involved must have the same registration.

For Class A shares, this is a one-time privilege with respect to the initial sales charge. For Class B and Class C shares, if you paid a CDSC when you redeemed your shares, you will be credited with the amount of the CDSC.

Waivers for Certain Investors. In certain situations, Class A shares may be offered without an initial sales charge or CDSC to various individuals and institutions, including:

.. selling brokers and their employees, sales representatives, and certain family members;

.. financial representatives utilizing Fund shares in fee-based investment products under a signed agreement with Safeco Securities, Inc.;

..  any direct or indirect affiliates of Safeco Securities, Inc;

..  current or retired officers, directors, trustees, or employees of any Safeco
   Fund or Safeco Corporation or its affiliates and the children, spouse, or parents of such persons;

..  participants in certain qualified retirement plans; and

.. purchases made with redemption proceeds from mutual funds having a similar investment objective with respect to which the investor paid a front-end sales charge.

Understanding 12b-1 Fees

The Funds have adopted distribution plans to pay for the marketing of Fund shares and for services provided to shareholders. The plans provide for payments at annual rates based on average net assets for each Fund and share class. Because these fees are paid out of a Fund's assets on an ongoing basis, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges. Shares of the Money Market Fund do not currently have Rule 12b-1 fees.

Opening Your Account

Class A, Class B, and Class C shares are purchased through brokers, registered investment advisors, banks, and other financial institutions that have entered into selling agreements with the Funds' distributor. To open an account, consult your financial advisor. A sales representative will help you complete an account application and make your initial purchase of Safeco Mutual Funds. If you are investing for a retirement account, complete and sign a retirement account application (note: you may not invest in tax-exempt Funds for a retirement account).

Before we open an account, we may be required to verify the identity of prospective account owners and/or authorized traders on an account. As part of our customer identification program, we may ask you to provide personal information on the application for all authorized persons on the account. In addition to name, this information includes date of birth, Social Security number (SSN) or individual taxpayer identification number (ITIN), and residential street address. Safeco may use independent means to verify the accuracy of the information provided.

We reserve the right to reject an account application, close an existing account, or take such other steps that we deem necessary to comply with our customer identification program.

Safeco Mutual Funds are only open to U.S. citizens and resident aliens within the U.S. having a SSN or ITIN.

Transacting Business

BY MAIL:

You can apply for a new account or request account transactions by writing to Safeco Mutual Funds at the following address:

Safeco Mutual Funds
P.O. Box 219241
Kansas City, MO 64121-9241

For overnight/express delivery:
Safeco Mutual Funds
330 W. 9/th/ Street
Kansas City, MO 64105-1514

BY WIRE:

If you have an account with Safeco Mutual Funds, you can request that your bank transmit U.S. funds by wire to the Funds' designated bank. In order to use this method, you must first call Safeco at 1-800-528-6501.

The wire must be received by the Funds' bank by the close of regular trading on the NYSE in order to receive that day's NAV. If we receive your purchase after the NYSE has closed for the day, the price you will pay is the NAV as of the next business day. You may be liable for any loss to a Fund resulting from the cancellation. Your bank should send wires to:

State Street Bank, Boston, MA
ABA # 011000028
Account # 99061905

SAFECO  MUTUAL  FUNDS                                            1-800-528-6501

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

Have your bank include with the wire, the account owner name and number of your Safeco Mutual Funds account, the name of the Fund, and the share class in which you want to invest. Please note that your bank may charge a fee to wire funds. Safeco is not responsible for delays caused by inadequate wire instructions.

When redeeming shares, you may request that redemption proceeds be wired to your pre-established bank account. Safeco Mutual Funds currently charges a $20 fee to wire redemption proceeds (a higher charge applies to international wires, which may vary by country and dollar amount), and some banks charge a fee to receive a wire.

BY TELEPHONE:

Certain account transactions may be done by telephone. The range of transactions allowed under this option may vary by type of account. If you or your financial advisor do this, you must be willing to assume the risk of any loss so long as we follow reasonable security procedures to verify your identity, such as requiring that you provide certain personal information. Although we record calls for your protection and employ measures to prevent unauthorized account access, we cannot assure you that telephone activity will be completely secure or free of delays or malfunctions. Safeco Mutual Funds is not responsible for the negligence or wrongful acts of third parties.

If your account is held directly with Safeco Mutual Funds, you may purchase additional shares by telephone. Call 1-800-528-6501 to speak to a representative. Our Automated Services Line at 1-800-463-8794, provides a menu of choices to give you Fund price information, mailing and wiring instructions, and other Fund information.

If your securities broker maintains an account for you and holds your Fund shares in its "street name," you must contact an investment professional at your securities broker-dealer to place an order affecting your Fund shares.

During times of unusual market volatility, you may find it difficult to access Safeco Mutual Funds by telephone. We may suspend, limit, modify, or terminate telephone transaction privileges at any time without prior notice.

THROUGH A REGISTERED SECURITIES DEALER, REGISTERED INVESTMENT ADVISOR, BANK, OR OTHER FINANCIAL INSTITUTION:

You may purchase or redeem Fund shares through various third-party intermediaries, including banks, brokers, and investment advisors. The intermediary may charge a fee for its services.

Purchasing, Redeeming, and Exchanging Shares

The price of one Fund share of a class, whether you are purchasing, redeeming, or exchangingshares is its NAV next determined after the order is placed with a Fund or its agent. (Offering price for Class A shares is NAV plus sales charge, if applicable. See "Choosing a Share Class" for more information.) Orders must include any money required and sufficient instructions to complete your transaction. If we receive your purchase after the NYSE has closed for the day, the price you will pay is its NAV as of the next business day.

Unless your financial advisor maintains your account and holds your Fund shares in its "street name" in an omnibus account with Safeco Mutual Funds, we must have received a completed, signed account application and your money before we can conduct any transaction.

We and our authorized intermediaries reserve the right not to accept customer orders that are incomplete or unclear, and the intermediaries reserve the right to accept certain institutional customer orders conditioned on the understanding that the orders may later be rejected if they cannot be transmitted to us or processed in a timely manner.

Minimum purchase amounts apply separately to each Fund. Current minimum amounts for the purchase of Fund shares are shown in the following table:


Minimum                     Additional
Purchase                    Purchases
Amounts  Initial Additional  through
per Fund Amount   Amounts      AIM*

All
Accounts $1,000     $100       $50

* Our Automatic Investment Method (AIM) allows you to make regular monthly purchases by authorizing us to withdraw a specific amount from your bank account and invest it in the Fund of your choice.

If you are an employer that uses group billing, you may establish a self-administered Payroll Deduction Plan in any Fund. Payroll deduction amounts are negotiable. For more information, call us at 1-800-528-6501.

We do not accept currency, credit card convenience checks, traveler's checks, or money orders, and can accept only checks and wires made payable to Safeco Mutual Funds and drawn in U.S. dollars on a U.S.

bank account. We reserve the right to refuse any check, including third party checks. You will be charged a $12 service fee for every check or electronic funds transfer returned unpaid.

The Funds no longer issue share certificates. Shares are electronically recorded. To redeem existing certificated shares, you must submit the certificates to Safeco Mutual Funds along with a letter of instruction.

When the NYSE is closed or if trading is restricted or an emergency exists, you may not be able to purchase, redeem, or exchange Fund shares or we may delay paying your redemption proceeds. Also, if immediate payment could adversely affect a Fund, we may need to delay payment for up to seven days. Payment for shares you recently purchased by check or electronic transfer may be delayed until the check or electronic transfer clears, which may take up to 15 calendar days from the date of your purchase.

In addition to Class A, Class B, and Class C shares, each Fund offers Investor Class shares and the International Stock Fund offers Institutional Class shares that are offered in separate prospectuses. Because the Funds' separate share classes have different fees and expenses, their net investment performances will vary.

Authorizing Signatures. On your account application, you will be asked to specify the number of signatures required to authorize account changes and transactions. Please note that allowing fewer than all account owners to authorize account changes and transactions has important implications. For example, one owner of a joint account could redeem shares without the co-owner's signature. If you select fewer than all account owner signatures, you can revoke this instruction by sending a written request to Safeco Mutual Funds. Unless you indicate otherwise, we will require that all account owners sign any account change or transaction instructions.

We may require certified copies of supporting documents (e.g., death certificates and court orders) and a signature guarantee from a bank, credit union, or broker-dealer that participates in a STAMP Medallion Signature Guarantee program before we can process certain transactions and requests. A STAMP Medallion Signature Guarantee helps ensure that you have in fact authorized a transaction or change to your account. You can obtain a STAMP Medallion Signature Guarantee for a nominal fee from most banks, brokerage firms, and other financial institutions. We do not accept notarized signatures.

Purchasing Shares. You may purchase shares of a Fund only if it is qualified for purchase in the state where you live. When placing a purchase order, you should specify whether the order is for Class A, Class B, or Class C shares, otherwise your money will be automatically invested in Class A shares. If you do not designate the Fund(s) in which you want to invest, your money will be invested in Class A shares of the Money Market Fund. We reserve the right to refuse the purchase of shares.

You may purchase up to $50,000 in share value per day through electronic funds transfer from your bank account. Your bank may charge you a fee for this service.

Redeeming Shares. You can redeem (sell) your shares of the Funds at any time, subject to certain restrictions, in the same way that shares are purchased, including by mail, by telephone, or through certain intermediaries. Telephone redemptions may not be available for retirement accounts.

Funds may require all account owner signatures, updated account registration, and bank account information. A STAMP Medallion Signature Guarantee is required if a redemption, including exchanges and transfers, is over $50,000, is made payable to someone other than an account owner, or is submitted in conjunction with an address update. We reserve the right to require a STAMP Medallion Signature Guarantee in other circumstances, without notice.

Generally, we will mail redemption checks on the next business day after .the redemption date. Your money may be transferred directly to your bank account if you choose this service on your initial application or if you send us a written request. If you change your address by telephone you may not use that service to redeem shares for a period of 30 days. There is a $25 charge to place a stop payment on a check.

If you choose the Systematic Withdrawal Plan, a Fund will automatically redeem shares in your account and send you a monthly withdrawal check or will transfer money electronically to your bank. Your bank may charge you for this service. The minimum withdrawal for this service is $50 per Fund. For more information call 1-800-528-6501.

We may reinvest into your account any redemption checks that are returned to us as "undeliverable" or that remain outstanding for more than six months. This reinvestment will reflect the NAV per share next computed after the check is cancelled.

Redemption Drafts--Money Market Fund Only. If you are a shareholder in the Money Market Fund, we will send you, upon request and free of charge,

SAFECO  MUTUAL  FUNDS                                       www.safecofunds.com
redemption drafts that allow you to withdraw funds from your account. You must have a minimum balance of $1,000 before ordering drafts. Redemption drafts are not available for retirement accounts.

Drafts may be made payable to anyone and must be:

1) $500 or more; and

2) signed by the authorized account owners.

We reserve the right to reject drafts on accounts that have uncollected funds. If you write a draft against insufficient funds, there may be a charge and we may close your account. There is a $25 charge to place a stop payment on a draft.

Exchange Privilege. An exchange is when you redeem shares of one Fund and shortly thereafter purchase shares of another Fund that is approved for purchase in your state. Always read the prospectus before making an exchange into a Fund that is new to you.

Here are some things you should know about exchanges:

..  exchanges of Fund shares must be at least $1,000;

.. except for shares from the Money Market Fund, there is no sales charge imposed on the exchange of Fund shares of one Class for same Class shares of another Fund, provided ownership of the account does not change;

.. for purposes of computing the CDSC on the of shares that were previously exchanged, the length of time of ownership of such shares will be measured from the date of original purchase except for the time period during which a shareholder is invested in Class B shares or Class C shares (as the case may be) of the Money Market Fund;

.. under normal circumstances, we will purchase shares of the Fund into which you are exchanging on the same day that we process your order to redeem; and

.. exchanges of mutual fund shares are generally taxable events (except for certain tax-qualified accounts). You may realize a capital gain or loss when you make an exchange.

Exchange Limitations. Keep in mind that mutual funds are not intended to be used as vehicles for frequent trading in response to short-term market fluctuations. To protect the interests of other shareholders in the Fund, we may cancel the exchange privileges of any parties who, in the Fund's opinion, are using market timing strategies. Except for exchanges from the Money Market Fund or systematic exchanges that are preauthorized, exchange activity is limited to four exchanges within a one calendar year period. In addition, the Funds reserve the right to reject any exchange request. These limitations will not affect your ability to redeem your shares from any of the Funds, but may prevent you from purchasing the shares of the same or another Fund with your redemption proceeds. A Fund may delay forwarding redemption proceeds for up to seven days if the investor redeeming shares is engaged in excessive trading or if the amount of the redemption request otherwise would be disruptive to efficient portfolio management or would adversely affect the Fund.

Maintaining Your Account

Account Statements. Periodically, you will receive an account statement indicating your current Fund holdings and transactions affecting your account. We reserve the right to charge a reasonable fee for additional copies of your account statement(s).

Confirmation statements will be sent to you after each transaction that affects your account balance other than:

..  purchases made using AIM;

..  group purchases made by employers on behalf of their employees;

.. non quarter-end dividends that are reinvested or sent via electronic transfer;

..  annual custodial fees for retirement accounts; and

..  annual low balance fees.

Please review the information on each confirmation statement for accuracy immediately upon receipt. If you do not notify us within 30 days of any processing error, Safeco Services Corporation, the Funds' transfer agent, will consider the transactions listed on the confirmation statement to be correct.

We will also send you semiannual and annual reports. To reduce the volume of mail, we will send only one copy of these reports and the prospectus to a household (same surname, same address). If you need additional copies or do not want your mailings to be "householded," please contact us.

Low Balance Accounts. Maintaining and servicing low balance accounts in a Fund increases expenses for all shareholders. For this reason, we may close your investment in a Fund if it falls below $500. If this happens, we will first give you at least a 30-day notice, then redeem your shares at NAV and send the proceeds to you. In addition, accounts with balances under $1,000 in a Fund will be charged a $12 "low balance" fee. The low balance fee will be automatically deducted once each year from your account. The valuation of accounts and the fee deduction are expected to take place during the month of December. We will waive the fee if combined Safeco Fund balances for the same shareholder SSN or ITIN exceed $10,000.

Account Changes. If you purchased your shares through an investment professional who maintains an investment account for you and holds your shares in "street name" you should send your account registration changes or other requests to that firm. If shares are registered directly in your name, call 1-800-528-6501 to request a change of registration form. Make sure the form is signed by the authorized owner(s) specified on your account application. We may require certified copies of supporting documents (e.g., death certificates and court orders) and a signature guarantee from a bank, credit union, or broker-dealer that participates in a STAMP Medallion Signature Guarantee program before we can process the request.

Automatic Investment Method or Systematic Withdrawal Plan Changes. Send your request to change AIM purchases or systematic withdrawals in writing to Safeco Mutual Funds, P.O. Box 219241, Kansas City, MO 64121-9241. If you have enrolled in the telephone option service, you may place your request with a representative by telephone. Fund balance and transaction requirements apply. All changes must be completed at least 5 business days before your next scheduled transaction.

SAFECO  MUTUAL  FUNDS                                            1-800-528-6501

                            Safeco Family of Funds


Long-Term Growth                         Class A Class B Class C

Safeco Large-Cap Value Fund              SFOAX   SFOBX   SADCX
Safeco Core Equity Fund                  SAEAX   SAEBX   SAECX
Safeco Large-Cap Growth Fund             SUGAX   SCBUX   SAUCX
Safeco Multi-Cap Core Fund               SFNAX   SFNBX   SNWCX
Safeco Small-Cap Value Fund              SFEAX   SFEBX   Not yet available
Safeco Growth Opportunities Fund         SFGAX   SFGBX   SGOCX
Safeco Balanced Fund                     SABAX   SABBX   Not yet available
Safeco International Stock Fund          SSKAX   SSKBX   SISCX

Tax-Free Bond Income

Safeco Municipal Bond Fund               SNBAX   SNBBX   Not yet available
Safeco Intermediate-Term Municipal Bond
  Fund                                   SOBAX   SOBBX   SOBCX
Safeco California Tax-Free Income Fund   SCXAX   SCXBX   Not yet available

Bond Income

Safeco Intermediate-Term U.S. Government
  Fund                                   SGNMX   SGNBX   Not yet available
Safeco Intermediate-Term Bond Fund       SFMAX   SFMBX   Not yet available
Safeco High-Yield Bond Fund              SAHAX   SAHBX   SYBCX

Stability of Principal

Safeco Money Market Fund                 SOAXX   SOBXX   SECXX

For More Information

If you would like more information, the following documents are available free upon request:

Annual/Semiannual Reports

Additional information about a Fund's investments is available in the Fund's annual and semiannual reports. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected its performance during the last fiscal year.

Statement of Additional Information (SAI)

The SAI provides more detailed information about the Funds. A current SAI is on file with the Securities and Exchange Commission, is incorporated herein by reference, and is legally considered part of this prospectus.

For copies of these documents or for other information about the Funds

Write to:                           Safeco Mutual Funds
                                    P.O. Box 219241
                                    Kansas City, MO 64121-9241

Call:                               1-800-528-6501

Visit our Web site:                 www.safecofunds.com

Or contact the SEC [note: the SEC may charge a fee to copy documents]:

Write to:                           SEC Public Reference Section
                                    Washington, DC 20549-0102

E-mail:                             publicinfo@sec.gov

Visit the SEC Web site:             http://www.sec.gov

                                    Registration filings are located
                                    on the EDGAR Database

Visit the SEC:                      Public Reference Room
                                    450 Fifth Street, N.W.
                                    Washington, DC 20549-6009
                                    1-202-942-8090 or 1-800-SEC-0330

                                    SEC 1940 Act File Number:
                                                                       811-6167
                                                                       811-5574
                                                                       811-7300
                                                                       811-3347
                                                                       811-6667

SAFECO  MUTUAL  FUNDS                                       www.safecofunds.com

                                     PART B



                                          STATEMENT OF ADDITIONAL INFORMATION


SAFECO COMMON STOCK TRUST:                                    SAFECO TAXABLE BOND TRUST:


       SAFECO GROWTH OPPORTUNITIES FUND                            SAFECO HIGH-YIELD BOND FUND
       SAFECO CORE EQUITY FUND                                     SAFECO INTERMEDIATE-TERM U.S.
       SAFECO LARGE-CAP VALUE FUND                                    GOVERNMENT FUND
       SAFECO MULTI-CAP CORE FUND

       SAFECO INTERNATIONAL STOCK FUND                        SAFECO TAX-EXEMPT BOND TRUST:
       SAFECO BALANCED FUND

       SAFECO SMALL-CAP VALUE FUND                                 SAFECO CALIFORNIA TAX-FREE INCOME FUND
       SAFECO LARGE-CAP GROWTH FUND                                SAFECO MUNICIPAL BOND FUND

                                                                   SAFECO INTERMEDIATE-TERM MUNICIPAL
SAFECO MANAGED BOND TRUST:                                            BOND FUND


       SAFECO INTERMEDIATE-TERM BOND FUND                     SAFECO MONEY MARKET TRUST:


                                                                   SAFECO MONEY MARKET FUND
                                                                   SAFECO TAX-FREE MONEY MARKET FUND




This Statement of Additional Information (SAI) is not itself a prospectus. It should be read in conjunction with the Advisor Class A, Class B and Class C prospectuses dated May 1, 2003 as supplemented on June 16, 2003, July 1, 2003, and October 1, 2003, the Investor Class prospectus dated May 1, 2003 as supplemented on June 16, 2003, July 1, 2003, and October 1, 2003, or the
Institutional Class prospectus dated March 7, 2003, as appropriate for each Fund listed above (collectively, the "Funds"). Portions of the Trusts' annual and semiannual reports are incorporated by reference into this SAI. To receive a copy of a prospectus or annual or semiannual report to shareholders, write to:
Safeco Mutual Funds, P.O. Box 219241, Kansas City, MO 64121-9241.


      Nationwide
      Advisor Class A, Class B, and Class C Shares:    Investor and Institutional Class Shares:
      1-800-528-6501                                   1-800-624-5711




The date of this Statement of Additional Information is October 1, 2003.






TABLE OF CONTENTS

                                                                                                 PAGE

GENERAL INFORMATION .............................................................................3
CHARACTERISTICS OF THE TRUSTS' SHARES............................................................3
OVERVIEW OF INVESTMENT POLICIES..................................................................5
I. Fundamental Investment Policies ..............................................................6
II. Non-Fundamental Investment Policies .........................................................8
ADDITIONAL INVESTMENT INFORMATION ...............................................................13
SPECIAL INVESTMENT RISKS.........................................................................41
         BELOW INVESTMENT GRADE BONDS............................................................41
         FOREIGN SECURITIES......................................................................42
         CURRENCY EXCHANGE RATES.................................................................43
         HEDGING TRANSACTIONS....................................................................43
         GEOGRAPHIC AND ISSUER SIZE LIMITATIONS..................................................44
LENDING OF PORTFOLIO SECURITIES..................................................................55
REDEMPTION IN KIND ..............................................................................56
SALES CHARGE WAIVERS ............................................................................57
CONVERSION OF CLASS B SHARES.....................................................................58

INFORMATION ON CALCULATION OF NET ASSET

        VALUE PER SHARE .........................................................................59
PERFORMANCE INFORMATION .........................................................................60

INFORMATION ON DIVIDENDS FOR THE
        MONEY MARKET FUNDS.......................................................................74
MANAGEMENT OF THE FUNDS..........................................................................74
CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS OF

        CERTAIN FUNDS ...........................................................................81
INVESTMENT ADVISORY AND OTHER SERVICES...........................................................85
BROKERAGE PRACTICES..............................................................................105
TAX INFORMATION..................................................................................106
RETIREMENT PLANS.................................................................................113
FINANCIAL STATEMENTS.............................................................................113
DESCRIPTION OF RATINGS...........................................................................114




GENERAL INFORMATION

Each of the Safeco Common Stock Trust (the "Common Stock Trust"), the Safeco Managed Bond Trust (the "Managed Bond Trust"), the Safeco Taxable Bond Trust (the "Taxable Bond Trust"), the Safeco Tax-Exempt Bond Trust (the "Tax-Exempt Bond Trust"), and the Safeco Money Market Trust (the "Money Market Trust") was established as a Delaware business trust under a Declaration of Trust dated May 13, 1993. All are registered as open-end management investment companies under the Investment Company Act of 1940, as amended (the "1940 Act").

The Common Stock Trust offers its shares through eight diversified series funds:
Safeco Growth Opportunities Fund ("Growth Opportunities Fund"), formerly Safeco Growth Fund, Safeco Core Equity Fund ("Core Equity Fund"), formerly Safeco Equity Fund, Safeco Large-Cap Value Fund, ("Large-Cap Value Fund") formerly Safeco Dividend Income Fund, Safeco Multi-Cap Core Fund, ("Multi-Cap Core Fund") formerly Northwest Fund, Safeco International Stock Fund ("International Fund"), Safeco Balanced Fund ("Balanced Fund"), Safeco Small-Cap Value Fund ("Small-Cap Value Fund") formerly Safeco Small-Company Value Fund and Safeco Large-Cap Growth Fund, ("Large-Cap Growth Fund"), formerly Safeco U.S. Growth Fund.


The Managed Bond Trust offers its shares through a single diversified series fund: Safeco Intermediate-Term Bond Fund, ("Intermediate-Term Bond Fund"), formerly Safeco Managed Bond Fund.

The Taxable Bond Trust offers its shares through two diversified series funds:
Safeco High-Yield Bond Fund ("High-Yield Fund"), and Safeco Intermediate-Term U.S. Government Fund ("Intermediate-Term U.S. Government Fund"), formerly U.S. Government Fund.

The Tax-Exempt Bond Trust offers its shares through three diversified series funds: Safeco California Tax-Free Income Fund ("California Tax-Free Income Fund"), Safeco Municipal Bond Fund ("Municipal Bond Fund"), and Safeco Intermediate-Term Municipal Bond Fund ("Intermediate-Term Municipal Bond Fund") (collectively, the "Tax-Exempt Bond Funds").

The Money Market Trust offers its shares through two diversified series funds:
Safeco Money Market Fund ("Money Market Fund"), and Safeco Tax-Free Money Market Fund ("Tax-Free Money Market Fund") (collectively, the "Money Market Funds").

CHARACTERISTICS OF THE TRUSTS' SHARES

The Tax-Free Money Market Fund offers only Investor Class shares. All of the other Funds offer multiple classes of shares. Only the International Fund offers Institutional Class shares. In general, Investor Class shares and Institutional Class shares are not subject to any front-end or contingent deferred sales charges or Rule 12b-1 fees. Advisor Class A shares are sold subject to a front-end sales charge and pay a Rule 12b-1 fee. Class B shares are not subject to a front-end sales charge, but may be subject to a contingent deferred sales charge if the shares are sold within six years (five years for intermediate-term bond funds) of their purchase and pay a higher Rule 12b-1 fee than Advisor Class A shares. Class B shares held for six years (five years for intermediate-term bond funds) automatically convert to Advisor Class A shares. Class C shares are not subject to a front-end sales charge, but may be subject to a contingent deferred sales charge if the

Restrictions on Retaining or Disposing of Shares
There are no restrictions on the right of shareholders to retain or dispose of the Trusts' shares, except in the event that a Trust or any of its Funds is terminated in the future as a result of merger, reorganization or liquidation and distribution of assets.

Shareholder Obligations and Liabilities
Under Delaware law, the shareholders of the Trusts will not be personally liable for the obligations of a Trust or any Fund of the Trust. A shareholder is entitled to the same limitation of personal liability extended to shareholders of corporations. To guard against the risk that Delaware law might not be applied in other states, the Trust Instrument for each Trust requires that every written obligation of the Trust or a Fund of the Trust contain a statement that such obligation may only be enforced against the assets of the Trust or the Fund of the Trust and generally provides for indemnification out of the Trust's or the Fund's property of any shareholder nevertheless held personally liable for the Trust's or a Fund's obligations, respectively.

Dividend Rights
Shareholders of a Fund are entitled to receive any dividends or other distributions declared for that Fund. With respect to distributions, no shares have priority or preference over any other shares of the same Fund. Distributions will be made from the assets of a Fund, and will be paid ratably to all shareholders of the Fund according to the number of shares of such Fund held by shareholders on the record date.

Voting Rights
Shareholders are entitled to vote on any matter that (i) concerns an amendment to the Trust Instrument of any of the Trusts that would affect the voting rights of shareholders, (ii) requires a shareholder vote under the Investment Company Act of 1940 (the "1940 Act") or any other applicable law, (iii) is submitted to them by the Trustees in their discretion. The 1940 Act requires a shareholder vote in certain circumstances, including to elect Trustees if the number of Trustees that have been elected by shareholders falls below a majority, to make a material change to a Trust's investment advisory agreement, and to change any fundamental policy of a Trust. On any matter submitted to a vote of shareholders, all shares of the Funds of the Trust then issued and outstanding and entitled to vote shall be voted in the aggregate and not by Fund except for matters concerning only a Fund. Similarly, all shares of the Fund then issued and outstanding and entitled to vote shall be voted in the aggregate and not by Class except for matters concerning only a Class. The holders of each share of a Fund of a Trust shall be entitled to one vote for each full share and a fractional vote for each fractional share. Shares of one Fund of any of the Trusts may not bear the same economic relationship to the Trust as shares of another Fund of the same Trust. Voting rights are non-cumulative and cannot be modified without a majority vote of shareholders.

The participants in qualified plans have no pass-through voting rights. The trustees of such plans, or, in certain cases, a named fiduciary or an investment manager, will vote the shares held by the qualified plans.

Liquidation Rights
In the event of liquidation, shareholders will be entitled to receive a pro rata share of the net assets of the applicable Fund of the applicable Trust.

Preemptive Rights
Shareholders have no preemptive rights.

Conversion Rights
Shareholders have no conversion rights.

Redemption Provisions
The provisions for redemption by shareholders are set forth in the current prospectuses relating to the applicable Fund and share class and elsewhere in this SAI.

Sinking Fund Provisions The Trusts have no sinking fund provisions.

Calls or Assessments
The shares are fully paid and non-assessable.


OVERVIEW OF INVESTMENT POLICIES

The investment policies of the Funds are described in the Prospectuses and this SAI. These policies state the investment practices that the Funds will follow, in some cases limiting investments to a certain percentage of assets, as well as those investment activities that are prohibited. The types of securities (e.g., common stock, U.S. government securities or bonds) the Funds may purchase are disclosed in the Prospectuses and this SAI. The Funds currently have no intention to purchase securities in material amounts that the following policies permit, but which are not currently described in the Funds' Prospectus or this SAI. When satisfying investment policy percentage requirements, a Fund's "assets" or "net assets" means net assets plus any borrowings for investment purposes. If an investment policy's percentage limitation is adhered to immediately after and as a result of an investment, a later increase or decrease in values, net assets or other circumstances will not be considered in determining whether a Fund complies with the applicable limitation (except to the extent the change may impact a Fund's borrowing limit and liquidity policies.)

With respect to the investment restrictions of the Tax-Exempt Bond Funds and the Tax-Free Money Market Fund, the entity that has the ultimate responsibility for the payment of interest and principal on a particular security generally is deemed to be its issuer for purposes of such Funds' investment policies. The identification of the issuer of a tax-exempt security for purposes of diversification depends on the terms and conditions of the security. For example, when the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating the subdivision and the security is backed only by the assets and revenues of the subdivision, such subdivision would be deemed to be the sole issuer for diversification purposes. Similarly, in the case of an industrial development bond, if the bond is backed only by the assets and revenues of the non-governmental user, then such non-governmental user would be deemed to be the sole issuer for purposes of diversification.

Fundamental investment policies cannot be changed without shareholder approval. Each Fund's fundamental investment policies can be changed only with the approval of a "majority of its outstanding voting securities," as defined by the 1940 Act. For purposes of such approval, the vote of a majority of the outstanding voting securities of a Fund means the vote, at a meeting of the shareholders of such Fund duly called, of (i) 67% or more of the voting securities present at such meeting if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or (ii) more than 50% of the outstanding voting securities, whichever is less. The Boards of Trustees may change non-fundamental policies without shareholder approval, however, Funds bearing names that reflect an emphasis in specific types of investments, i.e. Core Equity Fund, Large-Cap Value Fund, International Fund, Small-Cap Value Fund, Large-Cap Growth Fund, High Yield Bond Fund, Intermediate-Term U.S. Government Fund, Intermediate-Term Bond Fund, California Tax-Free Income Fund, Municipal Bond Fund, and Intermediate-Term Municipal Bond Fund, will provide 60 days notice to shareholders before changing the Fund's investment emphasis.





I. FUNDAMENTAL INVESTMENT POLICIES

The six fundamental investment policies listed below apply to all of the Funds:

1. The Funds may not borrow money or issue senior securities, except as the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, may permit.(1)

2. The Funds may not underwrite the securities of other issuers except that the Funds may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

3. The Funds may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Funds from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein, or exercising rights under agreements relating to such securities including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

4. The Funds may not purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Funds from engaging in transactions involving futures contracts and options, forward currency contracts, swap transactions and other financial contracts or investing in securities that are secured by physical commodities.
------------

1 With respect to Fund borrowing in Fundamental Policy 1. above, such borrowing is limited to the extent that immediately following any such borrowing the Fund maintains asset coverage of at least 300% of the total of all outstanding borrowings, except that if such asset coverage falls below 300%, the Fund will within three business days, or longer if the SEC allows, reduce the amount of its borrowings accordingly.

5. The Funds may not make loans, provided that this restriction does not prevent the Funds from purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker-dealers or institutional investors and investing in loans, including assignments and participation interests.

6. The Funds will not purchase securities of any one issuer if, as a result, more than 5% of the Fund's total assets would be invested in securities of that issuer or the Funds would own or hold more than 10% of the outstanding voting securities of that issuer, except that up to 25% of the Fund's total assets may be invested without regard to these limitations, and except that these limitations do not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or to securities issued by other open-end investment companies.


The fundamental policy below applies to all Funds except the Money Market Funds:

         The Funds will not make investments that will result in the concentration (as that term may be defined in the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof) of its investments in the securities of issuers primarily engaged in the same industry, provided that this restriction does not limit the Funds from investing in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

The fundamental policy below applies only to the Money Market Fund:

         The Fund will not make investments that will result in the concentration (as that term may be defined in the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof) of its investments in the securities of issuers primarily engaged in the same industry, provided that this restriction does not limit the Fund from investing in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, or certain bank instruments issued by domestic banks.

The fundamental policy below applies only to the Tax-Free Money Market Fund:

         The Fund will not make investments that will result in the concentration (as that term may be defined in the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof) of its investments in the securities of issuers primarily engaged in the same industry, provided that this restriction does not limit the Fund from investing in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, or governmental issuers of special or general tax-exempt securities, or certain bank instruments issued by domestic banks.

The fundamental policy below applies only to the Intermediate-Term Municipal Bond Fund, Municipal Bond Fund, California Tax-Free Income Fund and Tax-Free Money Market Fund:

         During normal market conditions, the Funds will not invest less than 80% of its net assets in obligations the interest on which is exempt from federal income tax and, in the case of the California Tax-Free Income Fund, also from California state personal income tax.

II. NON-FUNDAMENTAL INVESTMENT POLICIES


In addition to the policies described in the Funds' Prospectuses, the following six non-fundamental policies have been adopted by all Funds covered by this SAI except as noted:

1. Foreign Currency Exchange: [All Funds except International Fund] The Funds will not buy or sell foreign currency, except as necessary to convert the proceeds of the sale of foreign portfolio securities into U.S. dollars.

2. Foreign Securities: [All Funds except International Fund] The Funds may invest up to 20% of its assets in foreign securities which are listed on a national exchange, including investments in American Depository Receipts.

3. Temporary Investments: The Funds may purchase as temporary investments for its cash: commercial paper; certificates of deposit; shares of no-load, open-end money market funds; repurchase agreements (subject to restrictions on the Fund's investment in illiquid securities), and other short-term investments.

4. Illiquid Securities: If immediately after and as a result of such action the value of the following securities, in the aggregate, would exceed 15% of the Fund's net assets [10% in the case of the Money Market Funds], the Fund will not (i) purchase securities for which there is no readily available market, (ii) purchase time deposits maturing in more than seven days, (iii) purchase over-the-counter (OTC) options or hold assets set aside to cover OTC options written by the Funds, (iv) enter into repurchase agreements maturing in more than seven days, or (v) invest in interests in real estate investment trusts which are not readily marketable or interests in real estate limited partnerships which are not listed or traded on the Nasdaq Stock Market.

5. Purchasing Securities on Margin: The Funds will not purchase securities on margin. However, the Funds may (i) obtain short-term credits as necessary to clear its purchases and sales of securities, and (ii) make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

6. Leverage: The Funds may borrow money (i) from banks, (ii) from Safeco Corporation or its affiliated companies (for extraordinary or emergency purposes only), or (iii) by engaging in reverse repurchase agreements. Aggregate total borrowings from Safeco Corporation or its affiliated companies by each Fund is limited to no more than 5% of total assets immediately following the loan. The Funds will not commit to additional securities purchases if outstanding borrowings from affiliates are equal to 5% or more of total assets.(2)


In addition to the common non-fundamental policies described above, the following non-fundamental policies, under normal circumstances, apply to each of the Funds of the named Trust as noted:


_______________
(2) A Fund will not commit to additional securities purchases if total outstanding borrowings are equal to 5% or more of total assets.

Safeco Common Stock Trust


Convertible Securities: [Growth Opportunities Fund, Core Equity Fund, Small-Cap Value Fund, Large-Cap Growth Fund only] The Fund may invest in securities convertible into common stock, but less than 35% of its total assets will be invested in such securities.

Equity and Equity-Related Securities: Core Equity Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity and equity-related securities; Large-Cap Value Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity and equity-related securities of companies whose total market capitalization at the time of investment is at least $4 billion; International Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in stock and at least 65% of its total assets in securities issued by companies domiciled in countries other than the United States; Small-Cap Value Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity and equity-related securities of companies with total market capitalization at the time of investment of less than $1.5 billion; and Large-Cap Growth Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity and equity-related securities of companies whose total market capitalization at the time of investment is within the range of market capitalizations of companies included in the Russell 1000 Growth Index.

Forward Contracts, Options, Futures Contracts and Options on Futures: [All Funds except Growth Opportunities Fund, Core Equity Fund, Balanced Fund, Small-Cap Value Fund, and Large-Cap Growth Fund]: The Fund will not write a put or call option if, as a result thereof, the aggregate value of the assets underlying all such options (determined as of the date such options are written) would exceed 20% of the Fund's net assets.

[Growth Opportunities Fund, Core Equity Fund, Balanced Fund, Small-Cap Value Fund, and Large-Cap Growth Fund only]: The Fund will not write a put or call option if, as a result there of, the aggregate value of the assets underlying all such options (determined as of the date such options are written) would exceed 25% of the Fund's net assets.


[All Funds]: The Fund will not purchase a put or call option or option on a futures contract if, as a result thereof, the aggregate premiums paid on all options or options on futures contracts held by the Fund would exceed 20% of the Fund's net assets.

[All Funds]: The Fund will not enter into any futures contract or option on futures contract if, as a result thereof, the aggregate margin deposits and premiums required on all such instruments would exceed 5% of the Fund's net assets.


Safeco Managed Bond Trust

Temporary Defensive Measures: The Fund may hold cash as a temporary defensive measure when market conditions so warrant.

When-Issued    Securities:    The   Fund   may   purchase    "when-issued"    or
"delayed-delivery" securities, and may purchase or sell securities on a "forward commitment" basis.


Bonds: The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in bonds, including but not limited to corporate, government, and mortgage bonds, most of which will be investment-grade quality, whether rated or unrated. The Fund may invest up to 20% of its assets in high-yield ("junk" or "high-risk") debt securities rated below investment grade, and may invest in Yankee sector bonds and Eurodollar bonds. The dollar-weighted average maturity of the Fund will generally range between three and ten years.


Safeco Taxable Bond Trust

Temporary Defensive Measures: The Funds may hold cash as a temporary defensive measure when market conditions so warrant.

When-Issued    Securities:    The   Funds   may   purchase    "when-issued"   or
"delayed-delivery" securities, and may purchase or sell securities on a "forward commitment" basis.

High-Yield, Debt Securities: The High-Yield Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in high-yield, debt securities.

U.S. Government Securities: The Intermediate-Term U.S. Government Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities. The dollar-weighted average maturity of the Fund will generally range between three and ten years although the maturity of individual securities may be out of that range.


Safeco Tax-Exempt Bond Trust

Temporary Defensive Measures: The Funds may hold cash as a temporary defensive measure when market conditions so warrant.

When-Issued Securities: The Funds may purchase "when-issued" or
"delayed-delivery" securities, and may purchase or sell securities on a "forward commitment" basis.

Municipal Project Concentration: The Funds will limit its investment in municipal obligations the interest on which is payable from the revenues of similar types of projects to less than 25% of the Funds's total assets. As a matter of operating policy, "similar types of projects" may include sports, convention or trade show facilities; airports or mass transportation; sewage or solid waste disposal facilities; or air and water pollution control projects.

Short-Term Tax-Exempt Obligations: The Funds may invest in any of the following types of short-term, tax-exempt obligations: municipal notes of issuers rated, at the time of purchase, within one of the three highest grades assigned by a nationally recognized statistical rating organization (NRSRO); unrated municipal notes offered by issuers having outstanding municipal bonds rated within one of the three highest grades assigned by an NRSRO; notes issued by or on behalf of municipal issuers that are guaranteed by the U.S. government; tax-exempt commercial paper assigned one of the two highest grades by an NRSRO; certificates of deposit issued by banks with assets of $1,000,000,000 or more; and municipal obligations that have a maturity of one year or less from the date of purchase.

U.S. Government Obligations: The Funds may invest in obligations of the U.S. government, its agencies or instrumentalities or in qualified repurchase agreements, the net interest on which is taxable for federal income tax purposes.

Municipal Notes: The Funds may invest in municipal notes, including tax anticipation, revenue anticipation and bond anticipation notes and tax-exempt commercial paper.

Single State Concentration: [All Tax-Exempt Bond Funds except the California Tax-Free Income Fund] The Funds will limit its investment in securities whose issuers are located in the same state to less than 25% of the Fund's total assets.

Municipal Bonds: The Municipal Bond Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in municipal bonds and the Intermediate-Term Municipal Bond Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in municipal bonds, and will maintain an average dollar-weighted maturity of between three and ten years.

Safeco Money Market Trust

Temporary Defensive Measures: The Funds may hold cash as a temporary defensive measure when market conditions so warrant.

When-Issued Securities: The Funds may purchase "when-issued" or
"delayed-delivery" securities, and may purchase or sell securities on a "forward commitment" basis.

Municipal Project Concentration: The Funds will limit its investment in municipal obligations the interest on which is payable from the revenues of similar types of projects to less than 25% of the Fund's total assets. As a matter of operating policy, "similar types of projects" may include sports, convention or trade show facilities; airports or mass transportation; sewage or solid waste disposal facilities; or air and water pollution control projects.

Single State Concentration: The Funds will limit its investment in securities whose issuers are located in the same state to less than 25% of the Fund's total assets.

Short-Term Tax-Exempt Obligations: [Tax-Free Money Market Fund ONLY] The Fund may invest in any of the following types of short-term, tax-exempt obligations: municipal notes of issuers rated, at the time of purchase, within one of the three highest grades assigned by a nationally recognized statistical rating organization (NRSRO); unrated municipal notes offered by issuers having outstanding municipal bonds rated within one of the three highest grades assigned by an NRSRO; notes issued by or on behalf of municipal issuers that are guaranteed by the U.S. government; tax-exempt commercial paper assigned one of the two highest grades by an NRSRO; certificates of deposit issued by banks with assets of $1,000,000,000 or more; and municipal obligations that have a maturity of one year or less from the date of purchase.

Single Issuer Concentration: The Fund may invest up to 25% of its total assets in the "first tier securities" of a single issuer for up to three business days after purchase. First tier securities are securities (1) rated in the highest short-term category by two nationally recognized statistical rating organizations (NRSROs); (2) rated in the highest short-term rating category by a single NRSRO if only that NRSRO has assigned the securities a short-term rating; or (3) unrated, but determined by Safeco Asset Management Company (SAM), to be of comparable quality.



ADDITIONAL INVESTMENT INFORMATION

STOCK FUNDS



The Growth Opportunities Fund, Core Equity Fund, Large-Cap Value Fund, Multi-Cap Core Fund, International Fund, Balanced Fund, Small-Cap Value Fund, and Large-Cap Growth Fund, (the "Stock Funds") may make the following investments, among others, although they may not buy all of the types of securities that are described.


1. Common Stocks and Preferred Stocks. Common stocks represent equity interest in a corporation. Although common stocks in general have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and overall market and economic conditions. Preferred stocks are equity securities whose owners have a claim on a company's earnings and assets before holders of common stock, but after debt holders. The risk characteristics of preferred stocks are similar to those of common stocks, except that preferred stocks are generally subject to less risk than common stocks.

2. Bonds and Other Debt Securities. The Funds may invest in bonds and other debt securities that are rated investment grade, or unrated bonds determined by Safeco Asset Management Company (SAM) to be of comparable quality to such rated bonds. Bonds rated in the lowest category of investment grade (Baa by Moody's and BBB by S&P and Fitch) and comparable unrated bonds have speculative characteristics and are more likely to have a weakened capacity to make principal and interest payments under changing economic conditions or upon deterioration in the financial condition of the issuer.

     Bonds and debt securities are used by issuers to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest, and must repay the amount borrowed at maturity. The value of bonds and other debt securities will normally vary inversely with interest rates. In general, bond prices rise when interest rates fall, and bond prices fall when interest rates rise. Debt securities have varying degrees of quality and varying levels of sensitivity to changes in interest rates. Long-term bonds are generally more sensitive to interest rate changes than short-term bonds.

3. Convertible Securities. Convertible bonds and convertible preferred stock may be exchanged for a stated number of shares of the issuer's common stock at a certain price known as the conversion price. The conversion price is usually  greater  than  the  price  of the  common  stock  at the  time the convertible security is purchased. Generally, the interest rate of convertible bonds and the yield of convertible preferred stock will be lower than the issuer's non-convertible securities. Also, the value of convertible securities will normally vary with the value of the underlying common stock and fluctuate inversely with interest rates. However, convertible securities may show less volatility in value than the issuer's non-convertible securities. A risk associated with convertible bonds and convertible preferred stock is that the conversion price of the common stock will not be attained.

4. Warrants. A warrant is an option issued by a corporation that gives the holder the right to buy a stated number of shares of common stock of the corporation at a specified price within a designated time period. Warrants may be purchased and sold separately or attached to stocks or bonds as part of a unit offering. The term of a warrant may run from two to five years and in some cases the term may be longer. The exercise price carried by the warrant is usually well above the prevailing market price of the underlying common stock at the time the warrant is issued. The holder of a warrant has no voting rights and receives no dividends. Warrants are freely transferable and may trade on the major national exchanges. Warrants may be speculative. Generally, the value of a warrant will fluctuate by greater percentages than the value of the underlying common stock. The primary risk associated with a warrant is that the term of the warrant may expire before the exercise price of the common stock has been reached. Under these circumstances, a Fund could lose all of its principal investment in the warrant.

     A Fund will invest in a warrant only if the Fund has the authority to hold the underlying common stock. Additionally, if a warrant is part of a unit offering, a Fund will purchase the warrant only if it is attached to a security in which the Fund has authority to invest. A Fund will generally purchase warrants only after SAM or the sub-advisor determine that the exercise price for the underlying common stock is likely to be achieved within the required time-frame and for which an actively traded market exists. SAM will make this determination by analyzing the issuer's financial health, quality of management and any other factors deemed to be relevant.

5. Restricted Securities and Rule 144A Securities. Restricted securities are securities that may be sold only in a public offering with respect to which a registration statement is in effect under the 1933 Act or, if they are unregistered, pursuant to an exemption from registration. In recognition of the increased size and liquidity of the institutional markets for unregistered securities and the importance of institutional investors in the formation of capital, the SEC adopted Rule 144A, which is designed to further facilitate efficient trading among institutional investors by permitting the sale of Rule 144A securities to qualified institutional buyers. Investing in restricted securities may increase the Fund's illiquidity to the extent that qualified institutional buyers or other buyers become unwilling, for a time, to purchase the securities. As a result, the Fund may not be able to sell these securities when its investment advisor deems it advisable to sell, or may have to sell them at less than fair value. In addition, market quotations are sometimes less readily available for restricted securities. Therefore, judgment may at times play a greater role in valuing these securities than in the case of unrestricted securities.

     To the extent privately placed securities held by a Fund qualify under Rule 144A and an institutional market develops for those securities, the Funds likely will be able to dispose of the securities without registering them under the 1933 Act. SAM, acting under guidelines established by the Trust's Board of Trustees, may determine that certain securities qualified for trading under Rule 144A are liquid.

     Where registration is required, a Fund may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell. To the extent privately placed securities are illiquid, purchases thereof will be subject to any limitations on investments in illiquid securities. Restricted securities for which no market exists are priced at fair value as determined in accordance with procedures approved and periodically reviewed by the Trust's Board of Trustees.

6. Repurchase Agreements. Repurchase agreements are transactions in which a Fund purchases securities from a bank or recognized securities dealer and simultaneously commits to resell the securities to the bank or dealer at an agreed-upon date and price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased securities. Repurchase agreements may be considered loans of money to the seller of the underlying security, which are collateralized by the securities underlying the repurchase agreement. A Fund will not enter into a repurchase agreement unless the agreement is fully collateralized and the Fund will value the securities underlying the repurchase agreement daily to assure that this condition is met. If the value of these securities is less than the repurchase price, plus any agreed-upon additional amount, the other party to the agreement must provide additional collateral so that at all times the collateral is at least equal to the repurchase price, plus any agreed-upon additional amount.

     Repurchase agreements carry certain risks not associated with direct investments in securities, including delays and costs to a Fund if the other party to a repurchase agreement defaults or becomes bankrupt. Each Fund intends to enter into repurchase agreements only with banks and dealers in transactions believed by SAM to present minimal credit risks in accordance with guidelines established by the Trust's Board of Trustees. SAM will review and monitor the creditworthiness of those institutions under the Board's general supervision. Foreign repurchase agreements may be less well secured than U.S. repurchase agreements and may be subject to currency risks. In addition, foreign counterparties may be less creditworthy than U.S. counterparties.

7. American Depositary Receipts (ADRs). ADRs as well as other "hybrid" forms of ADRs, including European Depository Receipts (EDRs) and Global Depository Receipts (GDRs), are equity-related securities that evidence ownership of shares of a foreign issuer. These receipts are issued by depository banks or trust companies and generally trade on an established market in the U.S. or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer's home country. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. In addition to the risks of foreign investment applicable to the underlying securities, ADRs may also be subject to the risks that the foreign issuer may not be obligated to cooperate with the depository bank or trust company, or that such information in the market may not be current. ADRs which are structured without sponsorship of the issuer of the underlying foreign security may also be subject to the risk that the foreign issuer may not provide financial and other material information to the depository bank or trust company issuer. See "SPECIAL INVESTMENT RISKS--Foreign Securities" for additional information.

8. Foreign Securities. Foreign securities are subject to risks in addition to those inherent in investments in domestic securities. (SEE "SPECIAL INVESTMENT RISKS - Foreign Securities" for additional information.) Each of the Funds other than the International Fund may invest up to 20% of its net assets in foreign securities. The International Fund may invest 100% of its assets in foreign securities.


9. Indexed Securities. The Funds may invest in securities whose performance and principal amount at maturity are linked to a specified equity security or securities index. The value of an indexed security is determined by reference to a specific equity instrument or statistic. The performance of indexed securities depends largely on the performance of the securities or indexes to which they are indexed, but such securities are subject to credit risks associated with the issuer of the security. Indexed securities may also be more volatile than their underlying instruments.

10. Cash or High Quality, Short-Term Securities Issued by an Agency or Instrumentality of the U.S. Government, High Quality Commercial Paper, Certificates of Deposit, Shares of No-Load, Open-End Money Market Funds or Repurchase Agreements. The Funds may purchase these short-term securities as a cash management technique under those circumstances where they have cash to manage for a short time period, for example, after receiving proceeds from the sale of securities, dividend distributions from portfolio securities or cash from the sale of Fund shares to investors. In making temporary investments in commercial paper and certificates of deposit, a Fund will adhere to the following guidelines:

(a) Commercial paper must be rated A-1 or A-2 by S&P or Prime-1 or Prime-2 by Moody's or issued by companies with an unsecured debt issue currently outstanding rated AA by S&P or Aa by Moody's or higher.

(b) Certificates of deposit (CDs) must be issued by banks or savings and loan associations that have total assets of at least $1 billion or, in the case of a bank or savings and loan association not having total assets of at least $1 billion, the bank or savings and loan association is insured by the FDIC. A Fund's investments in CDs issued by FDIC-insured banks or savings and loan associations having less than $1 billion in assets will be limited in amount to the statutory insurance coverage provided by the FDIC.

11. Real Estate Investment Trusts (REITs). REITs purchase real property, which is then leased, and make mortgage investments. For federal income tax purposes, REITs attempt to qualify for beneficial "modified pass through" tax treatment by annually distributing at least 95% of their taxable income. If a REIT were unable to qualify for such beneficial tax treatment, it would be taxed as a corporation and the distributions made to its shareholders would not be deductible by it in computing its taxable income. REITs are dependent upon the successful operation of the properties owned and the financial condition of lessees and mortgagors. The value of REIT units will fluctuate depending on the underlying value of the real property and mortgages owned and the amount of cash flow (net income plus depreciation) generated and paid out. In addition, REITs typically borrow to increase funds available for investment. Generally, there is a greater risk associated with REITs that are highly leveraged. Some REITs pay investment management fees to third parties. If a Fund invests in a REIT with this type of expense structure, the Fund would pay investment management fees for the REIT in addition to paying investment management fees to the Fund's investment advisor.

12. Illiquid Securities. Illiquid securities are securities that cannot be sold within seven days in the ordinary course of business for approximately the amount at which they are valued. Due to the absence of an active trading market, a Fund may experience difficulty in valuing or disposing of illiquid securities. SAM determines the liquidity of the securities under guidelines adopted by the Trust's Board of Trustees.

13. When-Issued or Delayed-Delivery Securities. Under this procedure, a Fund agrees to acquire securities (whose terms and conditions, including price, have been fixed by the issuer) that are to be issued and delivered against payment in the future. Delivery of securities so sold normally takes place 30 to 45 days (settlement date) after the date of the commitment. No interest is earned by a Fund prior to the settlement date. The value of securities sold on a "when-issued" or "delayed-delivery" basis may fluctuate before the settlement date and the Fund bears the risk of such fluctuation from the date of purchase. When a Fund purchases when-issued or delayed-delivery securities, it will earmark liquid, high-quality securities in an amount equal in value to the purchase price of the security. Use of these techniques may affect a Fund's share price in a manner similar to the use of leveraging. A Fund may dispose of its interest in those securities before delivery.

14. Sovereign Debt Obligations. Sovereign debt instruments are issued or guaranteed by foreign governments or their agencies. Sovereign debt may be in the form of conventional securities or other types of debt instruments such as loans or loan participations. Governments or governmental entities responsible for repayment of the debt may be unable or unwilling to repay principal and interest when due, and may require renegotiation or rescheduling of debt payments. Repayment of principal and interest may depend also upon political and economic factors. The International Fund may invest in debt securities issued by foreign companies and governments. The Fund will make such investments primarily for defensive purposes (e.g. in response to adverse market, economic, political or other conditions), but may do so where anticipated interest rate movements, or other factors affecting the degree of risk inherent in a debt security are expected to change significantly so as to produce appreciation in the security consistent with the objective of the Fund.

15. Eurodollar Bonds. Eurodollar bonds are bonds issued by either U.S. or foreign issuers that are traded in the European bond market and are denominated in U.S. dollars. Eurodollar bonds are subject to the same risks that pertain to domestic issues, notably credit risk, market risk and liquidity risk. Additionally, Eurodollar bonds are subject to certain sovereign risks. One such risk is the possibility that a foreign government might prevent dollar denominated funds from flowing across its borders. Other risks may include nationalization of the issuer, confiscatory taxation by the foreign government that would inhibit the ability of the issuer to make principal and interest payments to the Fund, lack of comparable publicly available information concerning foreign issuers, lack of comparable accounting and auditing practices in foreign countries and, finally, difficulty in enforcing claims against foreign issuers in the event of default.

16. Passive Foreign Investment Companies (PFICs). PFICs are foreign corporations (and entities classified as such for federal income tax purposes) organized as vehicles to invest in companies of certain foreign countries. Investors in a PFIC indirectly bear their proportionate share of the PFIC's management fees and other expenses. See "Tax Information" for more information.

17. Options on Securities and Security Indexes. The Funds may purchase put and call options and may write (sell) covered call options on securities in which it may invest or on any index based on securities in which it may invest. These options may be listed on national domestic securities exchanges or foreign securities exchanges. The Funds may write covered call options and purchase put and call options for any non-speculative purpose, including as a substitute for the purchase or sale of securities, to protect against declines in the value of portfolio securities, or to protect against increases in the cost of securities to be acquired. The Funds' use of options involves certain special risks, in addition to the risk that the market will move adversely to the Fund's option position. See "Risks Associated with Equity Options Transactions" below and "Hedging Transactions" in the section entitled SPECIAL INVESTMENT RISKS, for discussions of these risks or for additional restrictions on Fund investment in options. The Funds do not intend to invest more than 5% of their net assets at any one time in the purchase of put and call options on securities and security indexes.

18. Writing Covered Call Options. A call option on a security obligates a Fund to sell specified securities to the holder of the option at a specified price if the option is exercised at any time before the expiration date. A call option on a securities index written by a Fund obligates the Fund to make a cash payment reflecting any increase in the index above a specified level to the holder of the option if the option is exercised at any time before the expiration date. Call options on securities indexes do not involve the actual sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security. Writing covered call options may deprive the Fund of the opportunity to profit from an increase in the market price of the securities in its portfolio. The Funds will write call options only if they are covered, and such options must remain covered so long as a Fund is obligated as a writer.

     For purposes of writing covered call options on securities, the Funds define "covered" differently. With respect to the International Fund, a call option is "covered" if: the Fund has an immediate right to acquire that security: (i) without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian), or (ii) upon the Fund's conversion or exchange of other securities held in its portfolio, or (iii) the Fund holds on a share-for-share basis a call on the same security as the call written where the strike price of the call held is equal to or less than the strike price of the call written, or greater than the strike price of the call written if the difference is maintained by the Fund in cash, Treasury bills or other liquid high-grade short-term debt obligations in a segregated account with its custodian. With respect to the other Funds, a call option on a security is "covered" only if at the time the Fund writes the call, the Fund holds in its portfolio on a share-for-share basis the same security as the call written. A Fund must maintain such security in its portfolio from the time the Fund writes the call option until the option is exercised, terminated or expires.

     When a Fund writes a call option on an industry or market segment index, the Fund will segregate or put into escrow with its custodian or pledge to a broker as collateral for the option, cash, Treasury bills or other liquid high-grade short-term debt obligations, or at least five qualified securities, all of which are stocks of issuers in such industry or market segment, with a market value at the time the option is written of not less than 100% of the current index value times the multiplier times the number of contracts. Such stocks will include stocks that represent at least 50% of the weighting of the industry or market segment index and will represent at least 50% of the portfolio's holdings in that industry or market segment. No individual security will represent more than 15% of the amount so segregated, pledged or escrowed in the case of broadly based stock market stock options or 25% of such amount in the case of industry or market segment index options.

     If at the close of business on any day the market value of such qualified securities so segregated, escrowed, or pledged falls below 100% of the current index value times the multiplier times the number of contracts, the Fund will so segregate, escrow, or pledge an amount in cash, Treasury bills, or other liquid high-grade short-term obligations equal in value to the difference. In addition, when a Fund writes a call on an index that is in-the-money at the time the call is written, the Fund will segregate with its custodian or pledge to the broker as collateral, cash or U.S. government or other liquid high-grade short-term debt obligations equal in value to the amount by which the call is in-the-money times the multiplier times the number of contracts. Any amount segregated pursuant to the foregoing sentence may be applied to the Fund's obligation to segregate additional amounts in the event that the market value of the qualified securities falls below 100% of the current index value times the multiplier times the number of contracts. A call option is also covered, and the Fund need not follow the segregation requirements set forth in this paragraph if the Fund holds a call on the same index as the call written, where the strike price of the call held is equal to or less than the strike price of the call written, or greater than the strike price of the call written if the difference is maintained by the Fund in cash, Treasury bills or other liquid high-grade short-term obligations in a segregated account with its custodian.

19. Purchasing Equity Options. The Funds would normally purchase call options in anticipation of an increase, or put options in anticipation of a decrease ("protective puts"), in the market value of securities of the type in which it may invest. The purchase of a call option on securities would entitle the Fund, in return for the premium paid, to receive specified securities at a specified price during the option period. The purchase of an index call option would entitle the Fund, in return for the premium paid, to receive a cash payment reflecting any increase in the index above a specified level upon exercising the option during the option period. The Fund would ordinarily realize a gain on the purchase of a call option if the market value of the security or the amount of a cash payment exceeded the premium paid and transaction costs; otherwise the Fund would realize either no gain or a loss on the purchase of the call option. The purchase of a put option on a security would entitle the Fund, in exchange for the premium paid, to sell specified securities at a specified price during the option period. The purchase of an index put option would entitle the Fund, in exchange for the premium paid, to receive a cash payment reflecting any decrease in the index below a specified level upon exercising the option during the option period. The purchase of protective puts is designed to offset or hedge against a decline in the market value of the Fund's portfolio securities. The Fund would ordinarily realize a gain if, during the option period, the market level of the security or the level of the index decreased below the exercise price sufficiently to cover the premium and transaction costs; otherwise the Fund would realize either no gain or a loss on the purchase of the put option. Gains and losses on the purchase of put options may be offset by countervailing changes in the value of the Fund's portfolio securities.

20. Closing Transactions on Equity Options. The Funds may exercise an option it holds or make an offsetting sale or purchase of an identical option to close out its previous position as the holder or writer of that option.

21. Risks Associated with Equity Options Transactions. The writing and purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The successful use of options depends in part on the Advisor's ability to predict future price fluctuations and, for hedging transactions, the degree of correlation between the options and securities markets. There is no assurance that a liquid secondary market on a domestic or foreign options exchange will exist for any particular exchange-traded option or at any particular time. If the Fund is unable to effect a closing purchase transaction with respect to covered options it has written, the Fund will not be able to dispose of assets until the options expire or are exercised. Similarly, if the International Fund is unable to effect a closing sale transaction with respect to options it has purchased, it would have to exercise the options in order to realize any profit.

     Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options). If trading were discontinued, the secondary market on that exchange (or in that class or series of options) would cease to exist. However, outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms. There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain of the facilities of any of the clearing corporations inadequate, and thereby result in the institution by an exchange of special procedures that may interfere with the timely execution of customers' orders.

     The distinctive characteristics of options on securities indexes create certain risks that are not present with options on securities. Index prices may be distorted if trading of certain stocks included in the index is interrupted. Trading in index options also may be interrupted in certain circumstances, such as if trading were halted in a substantial number of stocks included in the index. If this occurred, the Funds would not be able to close out options that they had purchased or, in the case of the International Fund, written and, if restrictions on exercise were imposed, a Fund might be unable to exercise an option it holds, which could result in substantial losses to the Fund. The Funds generally will select stock indexes that include a number of stocks sufficient to minimize the likelihood of a trading halt in options on the index.

     Price movements in the Funds' equity security portfolios probably will not correlate precisely with movements in the level of the index and, therefore, in writing a call on a stock index a Fund bears the risk that the price of the securities it holds in its portfolio may not increase as much as the index. In such event, the Fund would bear a loss on the call that is not completely offset by movement in the price of the Fund's equity securities. It is also possible that the index may rise when the Fund's securities do not rise in value. If this occurred, the Fund would experience a loss on the call that is not offset by an increase in the value of its securities portfolio and might also experience a loss in its securities portfolio. However, because the value of a diversified securities portfolio will, over time, tend to move in the same direction as the market, movements in the value of the Funds' securities in the opposite direction as the market would be likely to occur for only a short period or to a small degree.

     When a Fund has written a call, there is also a risk that the market may decline between the time the Fund has a call exercised against it, at a price which is fixed as of the closing level of the index on the date of exercise, and the time the Fund is able to sell stocks in its portfolio. As with stock options, the Fund will not learn that an index option has been exercised until the day following the exercise date but, unlike a call on stock where the Fund would be able to deliver the underlying securities in settlement, the Fund may have to sell part of its stock portfolio in order to make settlement in cash, and the price of such stocks might decline before they can be sold. This timing risk makes certain strategies involving more than one option substantially more risky with options in stock indexes than with stock options.

     There are also certain special risks involved in purchasing put and call options on stock indexes. If a Fund holds an index option and exercises it before final determination of the closing index value for that day, it runs the risk that the level of the underlying index may change before closing. If such a change causes the exercised option to fall out-of-the-money, the Fund will be required to pay the difference between the closing index value and the strike price of the option (times the applicable multiplier) to the assigned writer. Although the Fund may be able to minimize the risk by withholding exercise instructions until just before the daily cutoff time or by selling rather than exercising an option when the index level is close to the exercise price, it may not be possible to eliminate this risk entirely because the cutoff times for index options may be earlier than those fixed for other types of options and may occur before definitive closing index values are announced.

22. Options on Debt Securities. (International Fund Only) The Fund may purchase and write (i.e., sell) put and call options on debt securities. Options on debt are similar to options on stock, except that the option holder has the right to take or make delivery of a debt security, rather than stock.

     The Fund will write options only if they are covered, and such options must remain covered so long as the Fund is obligated as a writer. An option on debt securities is covered in the same manner as options on equity securities as described above, except that, in the case of call options on U.S. Treasury bills, the Fund might own U.S. Treasury bills of a different series from those underlying the call option, but with a principal amount and value corresponding to the option contract amount and a maturity date no later than that of the securities deliverable under the call option. The principal reason for the Fund to write an option on one or more of its securities is to realize through the receipt of the premiums paid by the purchaser of the option a greater current return than would be realized on the underlying security alone. Calls on debt securities will not be written when, in the opinion of the Fund's Sub-Advisor, interest rates are likely to decline significantly, because under those circumstances the premium received by writing the call likely would not fully offset the foregone appreciation in the value of the underlying security.

     The Fund may also write straddles (i.e., a combination of a call and a put written on the same security at the same strike price and expiration date where the same issue of the security is considered "cover" for both the put and the call). In such cases, the Fund will also segregate or deposit for the benefit of the Fund's broker cash or liquid high-grade debt obligations equivalent to the amount, if any, by which the put is in-the-money. The Fund's use of straddles will be limited to 5% of its net assets (meaning that the securities used for cover or segregated as described above will not exceed 5% of the Fund's net assets at the time the straddle is written). The writing of a call and a put on the same security at the same strike price where the call and the put are covered by different securities is not considered a straddle for purposes of this limit.

     The Fund may purchase "protective puts" on debt securities in an effort to protect the value of a security that they own against a substantial decline in market value. Protective puts are described above in "Purchasing Equity Options."

     The Fund does not intend to invest more than 5% of its net assets at any one time in the purchase of call options on debt securities.

     If the Fund, as a writer of an exchange-traded option, wishes to terminate the obligation, it may effect a closing purchase or sale transaction in a manner similar to that discussed above in connection with options on equity securities. Unlike exchange-traded options, dealer options generally do not have a continuous liquid market. Consequently, the Fund will generally be able to realize the value of a dealer option it has purchased only by exercising it or reselling it to the dealer who issued it. Similarly, when the Fund writes a dealer option, it generally will be able to close out the dealer option prior to its expiration only by entering into a closing purchase transaction with the dealer to which the Fund originally wrote the dealer option. While the Fund will seek to enter into dealer options only with counterparties who agree to and who are expected to be able to be capable of entering into closing transactions with the Fund, there can be no assurance that the Fund will be able to liquidate a dealer option at a favorable price at any time prior to expiration. In the event of insolvency of the other party, the Fund may be unable to liquidate a dealer option. There is, in general, no guarantee that closing purchase or closing sale transactions can be effected. The Fund may not invest more than 15% of its total assets (determined at the time of investment) in illiquid securities, including debt securities for which there is not an established market. The staff of the SEC has taken the position that purchased dealer options and the assets used as "cover" for written dealer options are illiquid securities. However, pursuant to the terms of certain no-action letters issued by the staff, the securities used as cover for written dealer options may be considered liquid provided that the Fund sells dealer options only to qualified dealers who agree that the Fund may repurchase any dealer option it writes for a maximum price to be calculated by a predetermined formula. In such cases, the dealer option would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

     The Fund's purchase and sale of exchange-traded options on debt securities will be subject to the risks described above in "Risks Associated with Equity Options Transactions."

23. Options on Foreign Currencies. (International Fund Only) The Fund may purchase and write put and call options on foreign currencies traded on U.S. or foreign securities exchanges or boards of trade for hedging purposes. Options on foreign currencies are similar to options on stock, except that the option holder has the right to take or make delivery of a specified amount of foreign currency, rather than stock.

     The Fund may purchase and write options to hedge its securities denominated in foreign currencies. If there is a decline in the dollar value of a foreign currency in which the Fund's securities are denominated, the dollar value of such securities will decline even though their foreign currency value remains the same. To hedge against the decline of the foreign currency, the Fund may purchase put options on such foreign currency. If the value of the foreign currency declines, the gain realized on the put option would offset, in whole or in part, the adverse effect such decline would have on the value of the Fund's securities. Alternatively, the Fund may write a call option on the foreign currency. If the foreign currency declines, the option would not be exercised and the decline in the value of the portfolio securities denominated in such foreign currency would be offset in part by the premium the Fund received for the option.

     If, on the other hand, the Fund's Sub-Advisor anticipates purchasing a foreign security and also anticipates a rise in such foreign currency (thereby increasing the cost of such security), the Fund may purchase call options on the foreign currency. The purchase of such options could offset, at least partially, the effects of the adverse movements of the exchange rates. Alternatively, the Fund could write a put option on the currency and, if the exchange rates move as anticipated, the option would expire unexercised.

     The Fund's successful use of options on foreign currencies depends upon the Sub-Advisor's ability to predict the direction of the currency exchange markets and political conditions, which requires different skills and techniques than predicting changes in the securities markets generally. For instance, if the currency being hedged has moved in a favorable direction, the corresponding appreciation of the Fund's securities denominated in such currency would be partially offset by the premiums paid on the options. Furthermore, if the currency exchange rate does not change, the Fund's net income would be less than if the Fund had not hedged since there are costs associated with options.

     The use of these options is subject to various additional risks. The correlation between movements in the price of options and the price of the currencies being hedged is imperfect. The use of these instruments will hedge only the currency risks associated with investments in foreign securities, not their market risks. The Fund's ability to establish and maintain positions will depend on market liquidity. The ability of the Fund to close out an option depends upon a liquid secondary market. There is no assurance that liquid secondary markets will exist for any particular option at any particular time.

24. Stock Index Futures Contracts. The Funds may buy and sell for hedging purposes stock index futures contracts traded on a commodities exchange or board of trade. A stock index futures contract is an agreement in which the seller of the contract agrees to deliver to the buyer an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. When the futures contract is entered into, each party deposits with a broker or in a segregated custodial account approximately 5% of the contract amount, called the "initial margin." Subsequent payments to and from the broker, called "variation margin," will be made on a daily basis as the price of the underlying stock index fluctuates, making the long and short positions in the futures contracts more or less valuable, a process known as "marking to the market."

     A Fund may sell stock index futures to hedge against a decline in the value of equity securities it holds. A Fund may also buy stock index futures to hedge against a rise in the value of equity securities it intends to acquire. To the extent permitted by federal regulations, the Funds may also engage in other types of hedging transactions in stock index futures that are economically appropriate for the reduction of risks inherent in the ongoing management of the Funds' equity securities.

     A Fund's successful use of stock index futures contracts depends upon the Advisor or Sub-Advisor's ability to predict the direction of the market, and is subject to various additional risks. The correlation between movement in the price of the stock index future and the price of the securities being hedged is imperfect and the risk from imperfect correlation increases as the composition of the Fund's securities portfolio diverges from the composition of the relevant index. In addition, the ability of the Fund to close out a futures position depends on a liquid secondary market. There is no assurance that liquid secondary markets will exist for any particular stock index futures contract at any particular time.

     Under regulations of the Commodity Futures Trading Commission (CFTC), investment companies registered under the 1940 Act are excluded from regulation as commodity pools or commodity pool operators if their use of futures is limited in certain specified ways. The Funds will use futures in a manner consistent with the terms of this exclusion. Among other requirements, no more than 5% of the Fund's assets may be committed as initial margin on futures contracts.

25. Interest Rate Futures Contracts. (International Fund Only) The International Fund may buy and sell for hedging purposes futures contracts on interest bearing securities (such as U.S. Treasury bonds, U.S. Treasury notes, U.S. Treasury bills, and GNMA certificates) or interest rate indices. Futures contracts on interest bearing securities and interest rate indices are referred to collectively as "interest rate futures contracts." The portfolios will engage in transactions in only those futures contracts that are traded on a commodities exchange or board of trade.

     The Fund may sell an interest rate futures contract to hedge against a decline in the market value of debt securities it owns. The Fund may purchase an interest rate futures contract to hedge against an anticipated increase in the value of debt securities it intends to acquire. The Fund may also engage in other types of transactions in interest rate futures contracts that are economically appropriate for the reduction of risks inherent in the ongoing management of its futures.

     The Fund's successful use of interest rate futures contracts depends upon the Sub-Advisor's ability to predict interest rate movements. Further, because there are a limited number of types of interest rate futures contracts, it is likely that the interest rate futures contracts available to the Fund will not exactly match the debt securities the Fund intends to hedge or acquire. To compensate for differences in historical volatility between securities the Fund intends to hedge or acquire and the interest rate futures contracts available to it, the Fund could purchase or sell futures contracts with a greater or lesser value than the securities it wished to hedge or intended to purchase. Interest rate futures contracts are subject to the same risks regarding closing transactions and the CFTC limits as described above in "Stock Index Futures Contracts."

26. Foreign Currency Futures Contracts. (International Fund Only) The International Fund may buy and sell for hedging purposes futures contracts on foreign currencies or groups of foreign currencies such as the European Currency Unit. A European Currency Unit is a basket of specified amounts of the currencies of certain member states of the European Economic Community, a Western European economic cooperative organization including France, Germany, the Netherlands and the United Kingdom. The Fund will engage in transactions in only those futures contracts and other options thereon that are traded on a commodities exchange or a board of trade. See "Stock Index Futures Contracts" above for a general description of futures contracts. The Fund intends to engage in transactions involving futures contracts as a hedge against changes in the value of the currencies in which they hold investments or in which they expect to pay expenses or pay for future purchases. The Fund may also engage in such transactions when they are economically appropriate for the reduction of risks inherent in their ongoing management.

     The use of these futures contracts is subject to risks similar to those involved in the use of options on foreign currencies and the use of any futures contract. The Fund's successful use of foreign currency futures contracts depends upon the Sub-Advisor's ability to predict the direction of currency exchange markets and political conditions. In addition, the correlation between movements in the price of futures contracts and the price of currencies being hedged is imperfect, and there is no assurance that liquid markets will exist for any particular futures contract at any particular time. Those risks are discussed above more fully under "Options on Foreign Currencies" and "Stock Index Futures Contracts."

27. Options on Futures Contracts. The Funds may, to the extent permitted by applicable regulations, enter into certain transactions involving options on futures contracts. An option on a futures contract gives the purchaser or holder the right, but not the obligation, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified price at any time during the option exercise period. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of the option, the assumption of offsetting futures positions by the writer and holder of the option will be accomplished by delivery of the accumulated balance in the writer's futures margin account that represents the amount by which the market price of the futures contract, on exercise, exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. As an alternative to exercise, the holder or writer of an option may terminate a position by selling or purchasing an option of the same series. There is no guarantee that such closing transactions can be effected. The Funds intend to utilize options on futures contracts for the same purposes that they intend to use the underlying futures contracts.

     Options on futures contracts are subject to risks similar to those described above with respect to options and futures contracts. There is also the risk of imperfect correlation between the option and the underlying futures contract. If there were no liquid secondary market for a particular option on a futures contract, a Fund might have to exercise an option it held in order to realize any profit and might continue to be obligated under an option it had written until the option expired or was exercised. If the Fund were unable to close out an option it had written on a futures contract, it would continue to be required to maintain initial margin and make variation margin payments with respect to the option position until the option expired or was exercised against the Fund.

     The Funds will not purchase a put or call option or option on a futures contract if, as a result, the aggregate premiums paid on all options or options on futures contracts held by the Fund would exceed 20% of its net assets. In addition, a Fund will not enter into any futures contract or option on a futures contract if, as a result, the aggregate margin deposits and premiums required on all such instruments would exceed 5% of the Fund's net assets.

28. Forward Foreign Currency Exchange Contracts. (International Fund Only) The Fund may enter into forward foreign currency exchange contracts ("forward contracts") in several circumstances. When the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when the Fund anticipates the receipt in a foreign currency of dividends or interest payments on a security that it holds, the Fund may desire to "lock-in" the U.S. dollar price of the security or the U.S. dollar equivalent of such dividend or interest payment, as the case may be.

     By entering into a forward contract for a fixed amount of dollars, for the purchase or sale of the amount of foreign currency involved in the underlying transactions, the Fund will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

     Additionally, when the Sub-Advisor believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, the Fund may enter into a forward contract for a fixed amount of dollars, to sell the amount of foreign currency approximating the value of some or all of the portfolio securities denominated in such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the forward contract is entered into and the date it matures. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. The Fund will not enter into forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate the Fund to deliver an amount of foreign currency in excess of the value of the securities or other assets denominated in that currency held by the Fund.

     Under normal circumstances, consideration of the prospect for currency parities will be incorporated into the long-term investment decisions made with regard to overall diversification strategies. However, the International Fund's Sub-Advisor believes that it is important to have the flexibility to enter into forward contracts when it is determined that the best interests of the Fund will thereby be served. The Fund's custodian will place cash or liquid, high-grade equity or debt securities into a segregated account of the portfolio in an amount equal to the value of the Fund's total assets committed to the consummation of forward foreign currency exchange contracts. If the value of the securities placed in the segregated account declines, additional cash or securities will be placed in the account on a daily basis so that the value of the account will equal the amount of the Fund's commitments with respect to such contracts.

     The Fund generally will not enter into a forward contract with a term of greater than one year. At the maturity of a forward contract, the Fund may either sell the portfolio security and make delivery of the foreign currency or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract with the same currency trader obligating it to purchase, on the same maturity date, the same amount of the foreign currency. However, there is no assurance that liquid markets will exist for any particular forward contract at any particular time or that the Fund will be able to effect a closing or "offsetting" transaction. Forward contracts are subject to other risks described in the Special Investment Risks section for "Foreign Securities", "Currency Exchange Rates", and "Hedging Transactions".

     It is impossible to forecast with absolute precision the market value of a particular portfolio security at the expiration of the contract. Accordingly, it may be necessary for the Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency that the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency.

     If the Fund retains the portfolio security and engages in an offsetting transaction, the Fund will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. Should forward contract prices decline during the period between the Fund's entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the Fund will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward contract prices increase, the Fund will suffer a loss to the extent that the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

     The Fund's dealing in forward contracts will be limited to the transactions described above. Of course, the Fund is not required to enter into such transactions with regard to its foreign currency-denominated securities. It also should be realized that this method of protecting the value of the portfolio securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities that are unrelated to exchange rates. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain that might result should the value of such currency increase.

     Although the Fund values its assets daily in terms of U.S. dollars, it does not intend physically to convert its holdings of foreign currencies into U.S. dollars on a daily basis. The Fund will do so from time to time, incurring the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

29. Unseasoned Issuers. The Funds may invest in securities of unseasoned issuers. Unseasoned issuers are those companies which, together with any predecessors, have been in operation for less than three years.

INTERMEDIATE-TERM U.S. GOVERNMENT FUND,
HIGH-YIELD FUND AND INTERMEDIATE-TERM BOND FUND

Intermediate-Term U.S. Government Fund, High-Yield Fund and Intermediate-Term Bond Fund may make the following investments, among others, although they may not buy all of the types of securities that are described.

1. Direct Obligations of the U.S. Treasury such as U.S. Treasury Bills, Notes, Bonds, and STRIPS (Separate Trading of Registered Interest and Principal of Securities). The Funds invest in securities that are direct obligations of the U.S. Treasury and supported by the full faith and credit of the U.S. government.

2. U.S. Treasury Inflation-Protected Securities (TIPS). The Funds may invest in U.S. Treasury securities that pay a fixed amount of interest on an inflation (as measured by the CPI-U) adjusted principal. At maturity the securities are redeemed at the greater of par on the original issue or the inflation adjusted principal.

3. Other U.S. Government Securities, including (a) securities supported by the full faith and credit of the U.S. government but that are not direct obligations of the U.S. Treasury, such as securities issued by the Government National Mortgage Association (GNMA); (b) securities that are not supported by the full faith and credit of the U.S. government but are supported by the issuer's ability to borrow from the U.S. Treasury, such as securities issued by the Federal National Mortgage Association (FNMA), the Federal Home Loan Bank (FHLB), the Federal Home Loan Mortgage Corporation (FHLMC), the Federal Farm Credit Bank (FFCB), the Federal Agricultural Mortgage Corp. (FRMMT), or the Student Loan Marketing Association (Sallie
     Mae), and (c) securities supported solely by the creditworthiness of the issuer, such as securities issued by the Tennessee Valley Authority (TVA). While U.S. government securities are considered to be of the highest credit quality available, they are subject to the same market risks as comparable debt securities.

4. Agency Subordinated Debt. The Funds may invest in subordinated debt instruments issued by U.S. government-sponsored entities, such as the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, and by federally related institutions. These securities are not backed by the full faith and credit of the U.S. government. Subordinated agency debt is unsecured, subordinated obligations of the agency, ranking junior in right of payment to certain other existing and future obligations of the agency. Subordinated debt is among the first after equity to lose value in the event of financial failure. Investors are exposed to loss and do not benefit, as equity shareholders might, from excessive risk taking.


5. Corporate Debt Securities (Intermediate-Term U.S. Government Fund and Intermediate-Term Bond Fund Only). The Funds may invest in corporate debt securities which at the time of purchase are rated in the top four grades (Baa or BBB or higher) respectively by either Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Services, a division of The McGraw Hill Companies, Inc. ("S&P") or Fitch IBCA, Inc. ("Fitch"), or, if unrated, determined by SAM to be of comparable quality to such rated debt securities. In addition to reviewing ratings, SAM will analyze the quality of rated and unrated corporate bonds for purchase by the Fund by evaluating various factors that may include the issuer's capital structure, earnings power and quality of management.



6. Repurchase Agreements. See the description of such securities under "Additional Investment Information -- Stock Funds".

7. When-Issued or Delayed-Delivery Securities. See the description of such securities under "Additional Investment Information -- Stock Funds".


8. Yankee Debt Securities and Eurodollar Bonds. The High-Yield Fund and the Intermediate-Term Bond Fund may invest in Yankee sector debt securities.
     Yankee debt securities are securities issued in the U.S. by foreign issuers. These bonds involve investment risks that are different from those of domestic issuers. Such risks may include nationalization of the issuer, confiscatory taxation by the foreign government, establishment of controls by the foreign government that would inhibit the ability of the issuer to make principal and interest payments to a Fund, lack of comparable publicly available information concerning foreign issuers, lack of comparable accounting and auditing practices in foreign countries and finally, difficulty in enforcing claims against foreign issuers in the event of default.

     S&P, Moody's and Fitch rate Yankee sector debt obligations. If a debt obligation is unrated, SAM will make every effort to analyze potential investments in foreign issuers on the same basis as the rating services analyze domestic issuers. Because public information is not always comparable to that available on domestic issuers, this may not be possible. Therefore, while SAM will make every effort to select investments in foreign securities on the same basis relative to quality and risk as its investments in domestic securities, that may not always be possible. Eurodollar bonds are bonds issued by either U.S. or foreign issuers that are traded in the European bond markets and denominated in U.S. dollars. Eurodollar bonds issued by foreign issuers are subject to the same risks as Yankee sector bonds. Additionally, Eurodollar bonds are subject to certain sovereign risks. One such risk is the possibility that a foreign government might prevent dollar-denominated funds from flowing across its borders.

9. Short-Term Investing. The Funds may invest for short-term purposes when SAM believes such action to be desirable and consistent with sound investment practices. No Fund, however, will engage primarily in trading for the purpose of short-term profits. A Fund may dispose of its securities whenever SAM deems advisable, without regard to the length of time the securities have been held. See the description of such securities under "Additional Investment Information--Stock Funds."


10. Restricted Securities and Rule 144A Securities (Intermediate-Term U.S. Government Fund, High-Yield Fund and Intermediate-Term Bond Fund Only). See the description of such securities under "Additional Investment Information-Stock Funds."


11. Mortgage-Backed Securities. The mortgage-backed securities in which the Fund may invest represent participation interests in pools of mortgage loans or securities collateralized by pools of mortgage loans. Ginnie Maes (Government National Mortgage Association (GNMA)) are comprised of Federal Housing Administration (FHA) insured mortgages and Veterans Administration
     (VA) guaranteed loans and are backed by the full faith and credit of the U.S. government. Freddie Macs (Federal Home Loan Mortgage Corporation (FHLMC)) are participation certificates backed by both FHA and VA mortgages and privately insured conventional mortgages plus the general guarantee of FHLMC, a privately managed public institution owned by the Federal Home Loan Bank Board System members. Fannie Maes (Federal National Mortgage Association (FNMA)) are mortgage-backed securities issued and guaranteed by FNMA, a government-sponsored, publicly held company, and backed by both conventional and FHA and VA mortgages. Freddie Macs and Fannie Maes are not guaranteed by the full faith and credit of the U.S. government.

     Unlike conventional bonds, the principal with respect to mortgage-backed securities is paid back over the life of the loan rather than at maturity. Consequently, the Fund will receive monthly scheduled payments of both principal and interest. In addition, the Fund may receive unscheduled principal payments representing unscheduled prepayments on the underlying mortgages. Since the Fund must reinvest scheduled and unscheduled principal payments at prevailing interest rates and such interest rates may be higher or lower than the current yield of the Fund's portfolio, mortgage-backed securities may not be an effective means to lock in long-term interest rates. In addition, while prices of mortgage-backed securities, like conventional bonds, are inversely affected by changes in interest rate levels, because of the likelihood of increased prepayments of mortgages in times of declining interest rates, they have less potential for capital appreciation than comparable fixed-income securities and may in fact decrease in value when interest rates fall.

12. Collateralized Mortgage Obligations (CMOs). Mortgage-backed securities in which the Fund may invest include "modified pass-through" securities or CMOs issued by Ginnie Mae, Freddie Mac, and Fannie Mae or by private issuers which are collateralized by securities issued by the U.S. government or one of its agencies or instrumentalities. Modified pass-through securities "pass through" to their holders the scheduled monthly interest and principal payments relating to mortgage loans in the pool. CMOs are securities collateralized by a portfolio of mortgage loans or mortgage-backed securities. CMOs are issued with a number of classes or series which have different maturities and which may represent interests in some or all of the interest or principal of the underlying collateral or a combination thereof. The Fund may purchase CMOs that are interests in real estate mortgage investment conduits (REMICs) sponsored by GNMA.

     The rate of interest payable on CMO classes may be set at levels that are either above or below market rates at the time of issuance, so that the securities will be sold at a substantial premium to, or at a discount from, par value. There is the risk that the Fund may fail to recover any premium it pays due to market conditions and/or mortgage prepayments. The Fund will not invest in interest-only or principal-only classes -- such investments are extremely sensitive to changes in interest rates.

     CMOs are issued with a number of classes or series that have different maturities and that may represent interests in some or all of the interest or principal of the underlying collateral or a combination thereof. Some CMO classes are structured to pay interest at rates that are adjusted in accordance with a formula, such as a multiple or fraction of the change in a specified interest rate index, so as to pay at a rate that will be attractive in certain interest rate environments but not in others. For example, a CMO may be structured so that its yield moves in the same direction as market interest rates - i.e., the yield may increase as rates increase and decrease as rates decrease - but may do so more rapidly or to a greater degree. Other CMO classes may be structured to pay floating interest rates that either move in the same direction or the opposite of short-term interest rates. The market value of such securities may be more volatile than that of a fixed rate obligation. Such interest rate formulas may be combined with other CMO characteristics.

13. Asset-Backed Securities. Asset-backed securities represent interests in, or are secured by and payable from, pools of assets such as (but not limited to) consumer loans, automobile receivable securities, credit card receivable securities, and installment loan contracts. These securities may be pass-through certificates, which are similar to mortgage-backed securities, or they may be asset-backed commercial paper, which is issued by a special purpose entity organized solely to issue the commercial paper and to purchase interests in the assets. The assets underlying the securities are securitized through the use of trusts and special purpose corporations. Like mortgage-backed securities, asset-backed securities are subject to prepayment risks, which may reduce the overall return on the investment. Payment of interest and principal ultimately depends upon borrowers paying the underlying loans. These securities may be supported by credit enhancements such as letters of credit. The credit quality of these securities depends upon the quality of the underlying assets and the level of credit enhancements, such as letters of credit, provided. Payment of interest and principal ultimately depends upon borrowers paying the underlying loans. There is the risk that one or more of the underlying borrowers may default and that recovery on the repossessed collateral may be unavailable or inadequate to support payments on the defaulted securities. In addition, asset-backed securities are subject to prepayment risks which may reduce the overall return of the investment. Automobile receivable securities represent undivided fractional interests in a trust whose assets consist of a pool of automobile retail installment sales contracts and security interests in vehicles securing the contracts. Payments of principal and interest on the certificates issued by the automobile receivable trust are passed through periodically to certificate holders and are generally guaranteed up to specified amounts by a letter of credit issued by a financial institution. Certificate holders may experience delays in payments or losses if the full amounts due on the underlying installment sales contracts are not realized by the trust because of factors such as unanticipated legal or administrative costs of enforcing the contracts, or depreciation, damage or loss of the vehicles securing the contracts.

     Credit card receivable securities are backed by receivables from revolving credit card accounts. Certificates issued by credit card receivable trusts generally are pass-through securities. Competitive and general economic factors and an accelerated cardholder payment rate can adversely affect the rate at which new receivables are credited to an account, potentially shortening the expected weighted average life of the credit card receivable security and reducing its yield. Credit card accounts are unsecured obligations of the cardholder.


14. Zero Coupon Bonds. Zero coupon bonds are purchased at a discount without scheduled interest payments. Because zero coupon bonds do not pay current interest, their prices can be very volatile when interest rates change. In calculating its dividends, the Intermediate-Term Bond Fund accrues as income a portion of the difference between the purchase price and the face value of each zero coupon bond it holds.


     The Federal Reserve Bank creates STRIPS (Separate Trading of Registered Interest and Principal of Securities) by separating the interest and principal components of an outstanding U.S. Treasury bond and selling them as individual securities.

15. Cash or High-Quality, Short-Term Securities Issued by an Agency or Instrumentality of the U.S. Government, High-Quality Commercial Paper, Certificates of Deposit, Shares of No-Load, Open-End Money Market Funds or Repurchase Agreements. A Fund may purchase these short-term securities as a cash management technique under those circumstances where it has cash to manage for a short time period, for example, after receiving proceeds from the sale of securities, interest payments or dividend distributions from portfolio securities or cash from the sale of Fund shares to investors. Interest earned from these short-term securities will be taxable to investors as ordinary income when distributed.

16. High-Yield Debt Securities, also known as High-Risk Debt Securities or "Junk Bonds" (High-Yield Fund and Intermediate-Term Bond Fund Only). The Funds may purchase debt and preferred stock issues (including convertible securities) which are below investment grade, i.e., rated lower than the top four grades by S&P, Moody's or Fitch, or, if not rated by these agencies, in the opinion of SAM, have credit characteristics comparable to such rated securities. Up to 20% of the High-Yield Fund's net assets may be invested in such unrated securities. SAM will determine the quality of unrated obligations by evaluating the issuer's capital structure, earnings power and quality of management. Unrated securities may not be as attractive to as many investors as rated securities. In addition, the High-Yield Fund may invest up to 5% of its total assets in securities which are in default. The Fund will purchase securities which are in default only when, in SAM's opinion, the potential for high yield outweighs the risk.


     While debt securities rated lower than investment grade generally lack characteristics of a desirable investment, they normally offer a current yield or yield-to-maturity which is significantly higher than the yield available from securities rated as investment grade. These securities are speculative and involve greater investment risks due to the issuers' reduced creditworthiness and increased likelihood of default and bankruptcy. In addition, these securities are frequently subordinated to senior securities.

     Yields on high-yield, debt securities will fluctuate over time. During periods of economic uncertainty or change, the market prices of high-yield, fixed-income securities may experience increased volatility, which may in turn cause the net asset value per share of the High-Yield Fund to be volatile. Lower-quality, debt securities tend to reflect short-term economic and corporate developments to a greater extent than higher-quality securities which primarily react to fluctuations in interest rates. Economic downturns or increases in interest rates can significantly affect the market for high-yield, debt securities and the ability of issuers to timely repay principal and interest, increasing the likelihood of defaults. Lower-quality securities include debt obligations issued as a part of capital restructurings, such as corporate takeovers or buyouts. Capital restructurings generally involve the issuance of additional debt on terms different from any current outstanding debt. As a result, the issuer of the debt is more highly leveraged. During an economic downturn or period of rising interest rates, a highly-leveraged issuer may experience financial difficulties which adversely affect its ability to make principal and interest payments, meet projected business goals and obtain additional financing. In addition, the issuer will depend on its cash flow and may depend, especially in the context of corporate takeovers, on a sale of its assets to service debt. Failure to realize projected cash flows or asset sales may seriously impair the issuer's ability to service this greater debt load, which in turn might cause the Fund to lose all or part of its investment in that security. SAM will seek to minimize these additional risks through diversification, careful assessment of the issuer's financial structure, business plan and management team following any restructuring, and close monitoring of the issuer's progress toward its financial goals.

17. Debt Securities with Equity Features (High-Yield Fund and Intermediate-Term Bond Fund Only). The Fund may acquire these securities when comparable in yield and risk to debt securities without equity features, but only when acquired as a result of unit offerings which carry an equity element such as common stock, rights or other equity securities. The Fund will hold these common stocks, rights or other equity securities until SAM determines that, in its opinion, the optimal time for sale of the equity security has been reached.

18. Payment-in-Kind (High-Yield Fund and Intermediate-Term Bond Fund Only). The High-Yield Fund and Intermediate-Term Bond Fund may hold "payment-in-kind" fixed-income securities. Payment-in-kind securities receive interest paid in additional securities rather than cash. The Fund accrues income on these securities but does not receive cash interest payments until maturity or payment date. The Fund intends to distribute substantially all of its income to its shareholders so that it can be treated as a regulated investment company under the federal tax law (see "Tax Information"). As a result, if its cash position is depleted, the Fund may have to sell securities under disadvantageous circumstances to obtain enough cash to meet its distribution requirement. However, SAM does not expect non-cash income to materially affect the Fund's operations. Payment-in-kind securities are generally subject to greater price fluctuations due to changes in interest rates than those fixed-income securities paying cash interest on a schedule until maturity.

19. Municipal Securities (High-Yield and Intermediate-Term Bond Funds Only). The Fund may invest in obligations of, or guaranteed by, the U.S government, its agencies or instrumentalities, or in debt securities which are rated in the four highest grades assigned by Moody's, S&P or Fitch during market conditions which, in the opinion of SAM, are unfavorable for satisfactory market performance by lower-rated or unrated debt securities. The Fund may invest in higher-rated securities when changing economic conditions or other factors cause the difference in yield between lower-rated and higher-rated securities to narrow and SAM believes that the risk of loss of principal may be substantially reduced with a small reduction in yield.

20. Credit Ratings. Rating agencies evaluate the likelihood that an issuer will make principal and interest payments, but ratings may not reflect market value risks associated with lower-rated, fixed-income securities. Also, rating agencies may not timely revise ratings to reflect subsequent events affecting an issuer's ability to pay principal and interest. SAM uses S&P, Moody's and Fitch ratings as a preliminary indicator of investment quality. SAM will periodically research and analyze each issue (whether rated or unrated) and evaluate such factors as the issuer's interest or dividend coverage, asset coverage, earnings prospects, and managerial strength. This analysis will help SAM to determine if the issuer has sufficient cash flow and profits to meet required principal and interest payments and to monitor the liquidity of the issue. Achievement of a Fund's investment objective will be more dependent on SAM's credit analysis of bonds rated below the three highest rating categories than would be the case were the Fund to invest in higher-quality debt securities. This is particularly true for the High-Yield Fund.

INTERMEDIATE-TERM MUNICIPAL BOND FUND, MUNICIPAL BOND FUND AND CALIFORNIA TAX-FREE INCOME FUND

Each Tax-Exempt Bond Fund may make the following investments, among others, although they may not buy all of the types of securities that are described.

1. Municipal Bonds. Each Fund may invest up to 20% of its total assets in unrated municipal bonds. Unrated securities are not necessarily lower in quality than rated securities, but may not be as attractive to as many investors as rated securities. Each Fund will invest no more than 33% of its total assets in municipal bonds rated in the fourth highest grade (or in comparable unrated bonds subject to the 20% limit). Such bonds are of medium grade, have speculative characteristics and are more likely to have a weakened capacity to make principal and interest payments under changing economic conditions or upon deterioration in the financial condition of the issuer.

     After purchase by a Fund, a municipal bond may be downgraded to below investment grade or, if unrated, may cease to be comparable to a rated investment-grade security (such below investment-grade securities are commonly referred to as "high yield" or "junk" bonds). Neither event will require a Fund to dispose of that security, but SAM will take a downgrade or loss of comparability into account in determining whether the Fund should continue to hold the security in its portfolio. Each Fund will not hold more than 5% of its net assets in such below investment-grade securities.

     The term "municipal bonds" as used in this Statement of Additional Information means those obligations issued by or on behalf of states, territories, or possessions of the United States and the District of Columbia and their political subdivisions, municipalities, agencies, instrumentalities, or public authorities, the interest on which in the opinion of bond counsel is exempt from federal income tax, and in the case of the California Tax-Free Income Fund, exempt from California personal income tax.

     Revenue Bonds, which are "limited obligation" bonds that provide financing for specific projects or public facilities. These bonds are backed by revenues generated by a particular project or facility or by a special tax. A "resource recovery bond" is a type of revenue bond issued to build waste facilities or plants. An "industrial development bond" is a type of revenue bond that is backed by the credit of a private issuer, generally does not have access to the resources of a municipality for payment and may involve greater risk. Each Fund intends to invest primarily in revenue bonds that may be issued to finance various types of projects, including but not limited to education, hospitals, housing, waste and utilities. Each Fund will not purchase private activity bonds or any other type of revenue bonds, the interest on which is subject to the alternative minimum tax.

     General Obligation Bonds, which are bonds that provide general purpose financing for state and local governments and are backed by the taxing power of the state and local government as the case may be. The taxes or special assessments that can be levied for the payment of principal and interest on general obligation bonds may be limited or unlimited as to rate or amount.

     Variable and Floating Rate Obligations, which are municipal obligations that carry variable or floating rates of interest. Variable rate instruments bear interest at rates that are readjusted at periodic intervals. Floating rate instruments bear interest at rates that vary automatically with changes in specified market rates or indexes, such as the bank prime rate. Accordingly, as interest rates fluctuate, the potential for capital appreciation or depreciation of these obligations is less than for fixed rate obligations. Floating and variable rate obligations carry demand features that permit a Fund to tender (sell) them back to the issuer at par prior to maturity and on short notice. A Fund's ability to obtain payment from the issuer at par may be affected by events occurring between the date the Fund elects to tender the obligation to the issuer and the date redemption proceeds are payable to the Fund. A Fund will purchase floating and variable rate obligations only if at the time of purchase there is a secondary market for such instruments. For purposes of calculating average dollar-weighted maturity, the Intermediate-Term Municipal Bond Fund will treat variable and floating rate obligations as having a maturity equal to the period remaining until the date the Fund can next exercise the demand feature by selling the security back to the issuer.

     Put Bonds, which are municipal bonds that give the holder the unconditional right to sell the bond back to the issuer at a specified price and exercise date and put bonds with demand features. The obligation to purchase the bond on the exercise date may be supported by a letter of credit or other arrangement from a bank, insurance company or other financial institution, the credit standing of which affects the credit quality of the bond. A demand feature is a put that entitles the Fund holding it to repayment of the principal amount of the underlying security on no more than 30 days' notice at any time or at specified intervals.

     Municipal Lease Obligations, which are issued by or on behalf of state or local government authorities to acquire land, equipment or facilities and may be subject to annual budget appropriations. These obligations themselves are not normally backed by the credit of the municipality or the state but are secured by rent payments made by the municipality or by the state pursuant to a lease. If the lease is assigned, the interest on the obligation may become taxable. The leases underlying certain municipal lease obligations provide that lease payments are subject to partial or full abatement if, because of material damage or destruction of the lease property, there is substantial interference with the lessee's use or occupancy of such property. This "abatement risk" may be reduced by the existence of insurance covering the leased property, the maintenance by the lessee of reserve funds or the provision of credit enhancements such as letters of credit. Certain municipal lease obligations also contain "non-appropriation" clauses that provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Some municipal lease obligations of this type are insured as to timely payment of principal and interest, even in the event of a failure by the municipality to appropriate sufficient funds to make payments under the lease. However, in the case of an uninsured municipal lease obligation, a Fund's ability to recover under the lease in the event of a non-appropriation or default will be limited solely to the repossession of leased property without recourse to the general credit of the lessee, and disposition of the property in the event of foreclosure might prove difficult. If rent is abated because of damage to the leased property or if the lease is terminated because monies are not appropriated for the following year's lease payments, the issuer may default on the obligation causing a loss to a Fund. A Fund will invest in only those municipal lease obligations that are, in the opinion of SAM, liquid securities under guidelines adopted by the Trust's Board of Trustees. Generally, municipal lease obligations will be determined to be liquid if they have a readily available market after an evaluation of all relevant factors.

     Certificates of Participation (COP) in municipal lease obligations, which are certificates issued by state or local governments that entitle the holder of the certificate to a proportionate interest in the lease purchase payments made. A Fund will only invest in those COPs that are, in the opinion of SAM, liquid securities under guidelines adopted by the Trust's Board of Trustees. Generally, COPs will be determined to be liquid if they have a readily available market after an evaluation of all relevant factors.

     Participation Interests, which are interests in municipal bonds and floating and variable rate obligations that are owned by banks. These interests carry a demand feature that permits a Fund holding an interest to tender (sell) it back to the bank. Generally, the bank will accept tender of the participation interest with same day notice, but may require up to five days' notice. The demand feature is usually backed by an irrevocable letter of credit or guarantee of the bank. The credit rating of the bank may affect the credit quality of the participation interest.

     Municipal Notes, which are notes generally issued by an issuer to provide for short-term capital needs and generally have maturities of one year or less. A Fund may purchase municipal notes as a medium for its short-term investments, the interest on which will not be subject to federal income tax when distributed to the Fund's shareholders. Notes include tax anticipation, revenue anticipation and bond anticipation notes and tax-exempt commercial paper. A Fund will invest only in those municipal notes that at the time of purchase are rated within one of the three highest grades by Moody's or S&P or, if unrated by any of these agencies, in the opinion of SAM, are of comparable quality.

2. Shares of No-Load, Open-End Investment Companies that Invest in Tax-Exempt Securities With Remaining Maturities of One Year or Less. Such shares will be purchased only as a medium for a Fund's short-term investments if SAM determines that they provide a better combination of yield and liquidity than a direct investment in short-term, tax-exempt securities.

3. Repurchase Agreements. See the description of such securities under "Additional Investment Information -- Stock Funds."

4. When-Issued or Delayed-Delivery Securities. See the description of such securities under "Additional Investment Information -- Stock Funds."

5. Illiquid Securities. See the description of such securities under "Additional Investment Information -- Stock Funds."

6. Cash or High Quality, Short-Term Securities Issued by an Agency or Instrumentality of the U.S. Government, High-Quality Commercial Paper, Certificates of Deposit and Shares of No-Load, Open-End Money Market Funds. A Fund may purchase these short-term securities as a cash management technique under those circumstances where it has cash to manage for a short time period, for example, after receiving proceeds from the sale of securities, dividend distributions from portfolio securities, or cash from the sale of Fund shares to investors. Interest earned from these short-term securities will be taxable to investors as ordinary income when distributed.

7. Short-Term Investments. Each Fund may invest for short-term purposes when SAM believes such action to be desirable and consistent with sound investment practices. Each Fund, however, will not engage primarily in trading for the purpose of short-term profits. A Fund may dispose of its portfolio securities whenever SAM deems advisable without regard to the length of time the securities have been held. The portfolio turnover rate is not expected to exceed 70%.

MONEY MARKET FUNDS

Quality and Maturity. Pursuant to procedures adopted by the Money Market Trust's Board of Trustees, the Money Market Fund and the Tax-Free Money Market Fund may purchase only high-quality securities that SAM believes present minimal credit risks. To be considered high quality, a security must be rated, or the issuer must have received a rating for a comparable short-term security, in accordance with applicable rules in one of the two highest categories for short-term securities by at least two nationally recognized rating services (or by one, if only one rating service has rated the security); or, if unrated, the security must be judged by SAM to be of equivalent quality.

High-quality securities are divided into "first tier" and "second tier" securities. First tier securities are those deemed to be in the highest rating category (e.g., A-1 by S&P) and second tier securities are those deemed to be in the second highest rating category (e.g., A-2 by S&P).
The Money Market Funds may not invest more than 5% of their total assets in second tier securities. In addition, the Money Market Funds may not invest more than 1% of their total assets or $1 million (whichever is greater) in the second tier securities of a single issuer.

The Money Market Funds limit their investments to securities with remaining maturities of 397 days or less, and to maintain a dollar-weighted average maturity of 90 days or less. When determining the maturity of a security, the Money Market Funds may look to an interest rate reset or demand feature.

A security is considered to be rated if either the security itself is assigned a rating or the issuer is assigned a rating for comparable short-term debt obligations. Alternatively, a security (whether or not rated) with an unconditional demand feature (as defined in Rule 2a-7) may be considered to be rated if the demand feature or its issuer has been assigned a rating. See "Description of Ratings" for further explanation of rating categories.

Except as noted, each Money Market Fund may make the following investments, among others, although it may not buy all of the types of securities that are described.

1. Repurchase Agreements. In a repurchase agreement, the Fund buys securities at one price and simultaneously agrees to sell them back at a higher price. Delays or losses could result if the counterparty to the agreement defaults or becomes insolvent.

2. Variable and Floating Rate Instruments. Issuers of floating or variable rate notes include, but are not limited to, corporations, partnerships, special purpose entities, the U.S. government, its agencies and instrumentalities, and municipalities. The interest rates on variable rate instruments reset periodically on specified dates so as to cause the instruments' market value to approximate their par value. The interest rates on floating rate instruments change whenever there is a change in a designated benchmark rate. Variable and floating rate instruments may have optional or mandatory put features. In the case of a mandatory put feature, the Fund would be required to act to keep the instrument.

3. Other Floating and Variable Rate Securities. Securities collateralized by a portfolio of municipal bonds which are divided into classes. The Fund will purchase only classes of such securities which provide for floating rates and which can be put back to a liquidity provider (generally at par) on a fixed date.

4. Restricted Securities and Rule 144A Securities. The Fund may invest in restricted securities eligible for resale under Rule 144A under the 1933 Act and commercial paper sold pursuant to Section 4(2) of the 1933 Act, provided that SAM had determined that such securities are liquid under guidelines adopted by the Board of Trustees. See the description of Rule 144A Securities under "Additional Investment Information -- Stock Funds."
     Section 4(2) of the 1933 Act exempts securities sold by the issuer in private transactions from the 1933 Act's registration requirements. Because
     Section 4(2) paper is a restricted security, investing in Section 4(2) paper could have the effect of decreasing the liquidity of the Fund's portfolio to the extent that buyers, for a time, become unwilling to purchase the securities.

5. Commercial Paper Obligations. Commercial paper is a short-term instrument issued by corporations, financial institutions, governmental entities and other entities, and may include funding agreements, and other short-term debt obligations. The principal risk associated with commercial paper is the potential insolvency of the issuer. In addition to commercial paper obligations of domestic corporations, the Fund may also purchase dollar-denominated commercial paper issued in the U.S. by foreign entities.

     While investments in foreign obligations are intended to reduce risk by providing further diversification, such investments involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political instability) and the potentially adverse effects of unavailability of public information regarding issuers, reduced governmental supervision of markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial standards or the application of standards that are different or less stringent than those applied in the U.S. A Fund will purchase commercial paper issued by foreign entities only if, in the opinion of SAM, it is of an investment quality comparable to other obligations that may be purchased by the Fund.

6. Tax-Exempt Commercial Paper (Tax-Free Money Market Fund Only). These are short-term securities issued by states, municipalities and their agencies. Tax-exempt commercial paper may be structured similarly to put bonds with credit enhancements, long nominal maturities, and mandatory put dates, which are agreed upon by the buyer and the seller at the time of purchase. The put date acts as a maturity date for the security, and generally will be shorter than the maturities of Project Notes (PNs), BANs, RANs or TANs. There is a limited secondary market for issues of tax-exempt commercial paper.

7. Illiquid Securities. See the description of such securities under "Additional Investment Information -- Stock Funds.

8. Securities Issued by Banks and Other Issuers. Investments may be made in U.S. dollar-denominated time deposits, certificates of deposit, and bankers' acceptances of U.S. banks and their branches located outside of the United States, U.S. branches and agencies of foreign banks, and foreign branches of foreign banks. The Fund may also invest in U.S. dollar-denominated securities issued or guaranteed by other U.S. or foreign issuers, including U.S. and foreign corporations or other business organizations, foreign governments, foreign government agencies or instrumentalities, and U.S. and foreign financial institutions, including savings and loan institutions, insurance companies and mortgage bankers, as well as banks.

     The obligations of foreign branches of U.S. banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by governmental regulation. Payment of interest and principal on these obligations may also be affected by governmental action in the country of domicile of the branch (generally referred to as sovereign risk). In addition, evidence of ownership of portfolio securities may be held outside of the U.S. and the Funds may be subject to the risks associated with the holding of such property overseas. Various provisions of federal law governing the establishment and operation of U.S. branches do not apply to foreign branches of U.S. banks. Obligations of U.S. branches and agencies of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by federal and state regulation, as well as by governmental action in the country in which the foreign bank has its head office.

9. When-Issued or Delayed-Delivery Securities. See the description of such securities under "Additional Investment Information -- Stock Funds."


10. Mortgage-Backed Securities (Money Market Fund Only). See the description of such securities under "Additional Investment Information-Intermediate-Term U.S. Government Fund, High-Yield Fund and Intermediate-Term Bond Fund." In addition to the agency-insured or guaranteed mortgage loan pools described there, the Money Market Fund may purchase securities collateralized by mortgage loans or by mortgage-backed securities which are not insured or guaranteed by any U.S. governmental agency, but which carry private issuer guarantees, surplus collateral levels or other credit enhancements sufficient to obtain credit ratings making them eligible for purchase by the Fund.

11. Asset-Backed Securities (Money Market Fund Only). See the description of such securities under "Additional Investment Information- Intermediate-Term U.S. Government Fund, High-Yield Fund and
     Intermediate-Term Bond Fund."

12. U.S. Government Securities. U.S. government securities include (a) direct obligations of the U.S. Treasury, (b) securities supported by the full faith and credit of the U.S. government but that are not direct obligations of the U.S. Treasury, (c) securities that are not supported by the full faith and credit of the U.S. government but are supported by the issuer's ability to borrow from the U.S. Treasury such as securities issued by the Federal National Mortgage Association (FNMA), the Federal Home Loan Bank
     (FHLB) and the Federal Home Loan Mortgage Corporation (FHLMC), and (d) securities supported solely by the creditworthiness of the issuer, such as securities issued by the Tennessee Valley Authority (TVA).

13. Corporate Obligations such as Publicly Traded Bonds, Debentures and Notes (Money Market Fund Only). The securities are used by issuers to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest, and must repay the amount borrowed at maturity.

14. Taxable Municipal Bonds (Money Market Fund Only). Taxable municipal bonds are issued by municipalities to finance certain activities that are not eligible for exemption from federal income tax, such as local sports facilities or refunding of a refunded issue. When purchased by the Money Market Fund, the bonds will have thirteen (13) months or less remaining until maturity or will have a variable or floating rate of interest.

15. Municipal Bonds (Tax-Free Money Market Fund Only). Municipal bonds are issued to raise longer-term capital but, when purchased by the Tax-Free Money Market Fund, will have thirteen (13) months or less remaining until maturity or will have a variable or floating rate of interest. These issues may be either general obligation bonds or revenue bonds, and may include the following:

     Bond Anticipation Notes (BANs). These notes are usually general obligations of state and local governmental issuers which are sold to obtain interim financing for projects that will eventually be funded through the sale of long-term debt obligations or bonds. The ability of an issuer to meet the obligations on its BANs is primarily dependent on the issuer's access to the long-term municipal bond market and the likelihood that the proceeds of such bond sales will be used to pay the principal and interest on the BANs.

     Tax Anticipation Notes (TANs). These notes are issued by state and local governments to finance their current operations. Repayment is generally to be derived from specific future tax revenues. TANs are usually general obligations of the issuer. A weakness in an issuer's capacity to raise taxes due to, among other things, a decline in its tax base or a rise in delinquencies, could adversely affect the issuer's ability to meet its obligations on outstanding TANs.

     Revenue Anticipation Notes (RANs). These notes are issued by governments or governmental bodies with the expectation that future revenues from a designated source will be used to repay the notes. In general, they also constitute general obligations of the issuer. A decline in the receipt of project revenues, such as anticipated revenues from another level of government, could adversely affect an issuer's ability to meet its obligations on outstanding RANs. In addition, the possibility that the revenues would, when received, be used to meet other obligations could affect the ability of the issuer to pay the principal and interest on RANs.

     Variable and Floating Rate Instruments. Certain municipal obligations may carry variable or floating rates of interest. Variable rate instruments bear interest at rates that are readjusted at periodic intervals so as to cause the instruments' market value to approximate their par value. Floating rate instruments bear interest at rates which vary automatically with changes in specified market rates or indices, such as the bank prime rate. The Fund's right to obtain payment at par on a demand instrument upon demand could be affected by events occurring between the date the Fund elects to redeem the instrument and the date redemption proceeds are due which affect the ability of the issuer to pay the instrument at par value.

16. Term Put Bonds. Term put bonds are variable rate obligations which have a maturity in excess of one year with the option to put back (sell back) the bonds on a specified put date. On the put date, the interest rate of the bond is reset according to current market conditions and accrues at the reset rate until the next put date. The Fund may also hold mandatory put bonds. Mandatory put bonds require the holder to take certain action to retain the bonds. Put bonds are generally credit-enhanced by collateral, guaranteed investment contracts, surety bonds, a letter of credit or insurance which guarantees the payment of principal and interest.



17. Yankee Debt Securities and Eurodollar Bonds (Money Market Fund Only). See the description of such securities under "Additional Investment Information
     - Intermediate-Term U.S. Government Fund, High-Yield
     Fund and Intermediate-Term Bond Fund."



18. Shares of No-Load, Open-End Investment Companies That Invest in Tax-Exempt Securities With Remaining Maturities of Thirteen Months or Less (Tax-Free Money Market Fund Only). Such shares will be purchased only if SAM determines that they provide a better combination of yield and liquidity than a direct investment in short-term, tax-exempt securities.

SPECIAL INVESTMENT RISKS

Below Investment Grade Bonds:

The High-Yield Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in below investment-grade bonds. The Intermediate-Term Bond Fund may invest up to 20% of its net assets in below investment-grade bonds. Up to 10% of the net assets the Balanced Fund invests in debt securities may be invested in below investment-grade bonds. The Large-Cap Value, Small-Cap Value, and Large-Cap Growth Funds may invest in below investment-grade bonds, but do not currently anticipate doing so as a principal investment strategy. The other Funds as a result of downgrades may own, below investment-grade bonds. Below investment-grade bonds are speculative and involve greater investment risks than investment-grade bonds due to the issuer's reduced creditworthiness and increased likelihood of default and bankruptcy. During periods of economic uncertainty or change, the market prices of below investment-grade bonds may experience increased volatility.

Below investment-grade bonds (commonly referred to as "high-yield", "high-risk", or "junk" bonds) have certain additional risks associated with them. Yields on below investment-grade bonds will fluctuate over time. These bonds tend to reflect short-term economic and corporate developments to a greater extent than higher quality bonds that primarily react to fluctuations in interest rates. During an economic downturn or period of rising interest rates, issuers of below investment-grade bonds may experience financial difficulties that adversely affect their ability to make principal and interest payments, meet projected business goals and obtain additional financing. In addition, issuers often rely on cash flow to service debt. Failure to realize projected cash flows may seriously impair the issuer's ability to service its debt load that in turn might cause a Fund to lose all or part of its investment in that security. SAM will seek to minimize these additional risks through diversification, careful assessment of the issuer's financial structure, business plan and management team and monitoring of the issuer's progress toward its financial goals.

The liquidity and price of below investment-grade bonds can be affected by a number of factors, including investor perceptions and adverse publicity regarding major issues, underwriters or dealers of lower-quality corporate obligations. These effects can be particularly pronounced in a thinly-traded market with few participants and may adversely impact a Fund's ability to dispose of the bonds as well as make valuation of the bonds more difficult.

Because there tend to be fewer investors in below investment-grade bonds, it may be difficult for a Fund to sell these securities at an optimum time. Consequently, these bonds may be subject to more price changes, fluctuations in yield and risk to principal and income than higher-rated bonds of the same maturity.

Credit ratings evaluate the likelihood that an issuer will make principal and interest payments, but may not reflect market value risks associated with lower-rated bonds. Credit rating agencies may not timely revise ratings to reflect subsequent events affecting an issuer's ability to pay principal and interest.

FOREIGN SECURITIES:


The International Fund invests at least 65% of its assets in countries domiciled in countries other than the United States. Large-Cap Value Fund, Core Equity Fund, Large-Cap Growth Fund, Multi-Cap Core Fund, Small-Cap Value Fund, Growth Opportunities Fund, Balanced Fund, Municipal Bond Fund, Intermediate-Term Municipal Bond Fund, California Tax-Free Income Fund, Intermediate-Term U.S. Government Fund, Intermediate-Term Bond Fund, High-Yield Fund, Money Market Fund, and Tax-Free Money Market Fund may invest up to 20% of assets in foreign securities.


Investing in foreign companies and markets involves certain considerations, including those set forth below, that are not typically associated with investing in U.S. securities denominated in U.S. dollars and traded in U.S. markets. Foreign securities may not be registered under, nor may the issuers thereof be subject to the reporting requirements of U.S. securities laws. Accordingly, there may be less publicly available information about a foreign company than about a domestic company. Foreign companies are not generally subject to uniform accounting and auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies. Securities of some foreign companies are less liquid and more volatile than securities of comparable domestic companies.

It is contemplated that most foreign securities will be purchased in over-the-counter markets or stock exchanges located in the countries in which the respective principal offices of the issuers of the various securities are located. Fixed commissions on foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges. There may be less governmental supervision and regulation of foreign stock exchanges, broker-dealers and issuers than in the United States.

In addition, with respect to some foreign countries, there is the possibility of expropriation or confiscatory taxation, limitations on the removal of funds or other assets of a Fund, political or social instability, or diplomatic developments that could affect U.S. investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.


The risks associated with investment in foreign securities are more significant in emerging markets. Securities markets of developing countries tend to be smaller, more volatile and may be less liquid than the markets of developed countries. A high proportion of the shares of many issuers may be held by a limited number of persons and financial institutions, which may limit the number of shares available for investment by a Fund. A limited number of issuers in developing countries' securities markets may represent a disproportionately large percentage of market capitalization and trading volume. In addition, securities markets in developing countries are susceptible to being influenced by large investors trading significant blocks of securities. The International Fund does not currently invest in emerging markets.



Because the International Fund invests primarily in foreign securities, it is subject to various risks in addition to those associated with U.S. investment. For example, the value of the International Fund depends in part upon currency values, the political and regulatory environments, and overall economic factors in the countries in which the Fund invests.

CURRENCY EXCHANGE RATES (International Fund):

The value of the assets of a Fund as measured in U.S. dollars may be affected favorably or unfavorably by fluctuations in currency rates and exchange control regulations (including actions by a foreign government to devalue its currency, thereby effecting a possibly substantial reduction in the U.S. dollar value of a Fund's investments in that country). The International Fund is authorized to employ certain hedging techniques to minimize this risk. However, to the extent such transactions do not fully protect the International Fund against adverse changes in exchange rates, decreases in the value of the currencies of the countries in which the Fund invests result in a corresponding decrease in the U.S. dollar value of the Fund's assets denominated in those currencies. Further, the International Fund may incur costs in connection with conversions between various currencies. Foreign exchange dealers (including banks) realize a profit based on the difference between the prices at which they buy and sell various currencies. Thus, a dealer or bank normally will offer to sell a foreign currency to the International Fund at one rate, while offering a lesser rate of exchange should the Fund desire immediately to resell that currency to the dealer. Moreover, fluctuations in exchange rates may decrease or eliminate income available for distribution. For example, if certain realized foreign currency losses exceed other investment company taxable income (as described below under "Tax Information") during a taxable year, the International Fund would not be able to make ordinary dividend distributions, or distributions made before the losses were realized would be recharacterized for federal income tax purposes as a return of capital to shareholders, rather than as ordinary dividends.

HEDGING TRANSACTIONS:

Hedging transactions cannot eliminate all risks of loss to the Funds and may prevent a Fund from realizing some potential gains. The projection of short-term foreign currency (International Fund) and foreign market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Among the risks of hedging transactions are: incorrect prediction of the movement of currency exchange rates and market movements; imperfect correlation of currency movements in cross-hedges and indirect hedges; imperfect correlation in the price movements of options, futures contracts and options on future contracts with the assets on which they are based; lack of liquid secondary markets and inability to effect closing transactions; costs associated with effecting such transactions; inadequate disclosure and/or regulatory controls in certain markets; counterparty default with respect to transactions not executed on an exchange; trading restrictions imposed by governments, or securities and commodities exchanges; and governmental actions affecting the value or liquidity of currencies. Hedging transactions may be effected in foreign markets or on foreign exchanges and are subject to the same types of risks that affect foreign securities. See the Special Investment Risks section for "Foreign Securities" and for "Currency Exchange Rates".

Indirect hedges and cross-hedges are more speculative than other hedges because they are not directly related to the position or transaction being hedged. With respect to indirect hedges, movements in the proxy currency may not precisely mirror movements in the currency in which portfolio securities are denominated. Accordingly, the potential gain or loss on an indirect hedge may be more or less than if the Fund had directly hedged a currency risk. Similar risks are associated with cross-hedge transactions. In a cross-hedge, the foreign currency in which a portfolio security is denominated is hedged against another foreign currency, rather than the U.S. dollar. Cross-hedges may also create a greater risk of loss than other hedging transactions because they may involve hedging a currency risk through the U.S. dollar rather than directly to the U.S. dollar or another currency.

Forward contracts, options, futures contracts and options on futures contracts may be used on behalf of the Funds to hedge investment risk and not for speculation.

GEOGRAPHICAL AND ISSUER SIZE LIMITATIONS:



International Fund. Because the International Fund invests primarily in foreign securities, it is subject to various risks in addition to those associated with U.S. investment. For example, the value of the International Fund depends in part upon currency values, the political and regulatory environments, and overall economic factors in the countries in which the Fund invests.

Growth Opportunities Fund and Small-Cap Value Fund. Growth Opportunities Fund and Small-Cap Value Fund invest in small-sized companies which involves greater risks than investment in larger, more established issuers, and such securities can be subject to more abrupt and erratic movements in price. To dispose of these securities, a Fund may have to sell them over an extended period of time below the original purchase price. Investments in smaller capitalization companies may be regarded as speculative. Securities issued by companies (including predecessors) that have operated for less than three years may have limited liquidity, which can result in their prices being lower than might otherwise be the case. In addition, investments in such companies are more speculative and involve greater risk than do investments in companies with established operating records.


California Tax-Free Income Fund. The following is a condensed and general description of conditions affecting the taxing ability and fiscal condition of the State of California (hereinafter "State" or "California") and its various political subdivisions and their ability to meet their debt service obligations. Since during normal market conditions the California Tax-Free Income Fund plans to invest primarily in bonds issued by California and its political subdivisions, the investment risk of such concentration should be carefully considered. The description below summarizes discussions contained in official statements relating to various types of bonds issued by California and its political subdivisions. A more detailed description can be found in such official statements. The California Tax-Free Income Fund has not independently verified any of the information presented in this section.


Recall Election. Costs and disruptions to state government associated with or that result from the recall election of Governor Gray Davis may affect the state's creditworthiness. This could impact the state's ability to borrow money and may reduce the number of securities in which the Fund may invest. There could be an increased risk of default or delayed payment and the Fund may not be able to sell securities it holds at a favorable price.


General Economic Conditions. California's economy is the largest among the 50 states and is one of the largest in the world, having major components in high technology, trade, entertainment, agriculture, manufacturing, tourism, construction and services. California's population of nearly 35 million represents over 12 percent of the total United States population.

Following a severe recession in the early 1990's, California began a period of strong growth in 1994 in virtually all sectors, particularly in high technology manufacturing and services, including computer software and other services, entertainment, tourism, and construction, and also with very strong growth in exports. The California economy outpaced the nation during this period. By the end of 2000, unemployment in the State had dropped in half from the recession to under 5%, its lowest level in three decades. The strongest growth in a decade occurred in 1999 and 2000, but in 2001 the State finally showed the impact of the nationwide economic slowdown, coupled with a cyclical downturn in the high technology sector (including Internet-related businesses) and entered a mild recession. International trade has also slowed since the start of 2001. The terrorist attacks on September 11, 2001 further weakened the economy, particularly in tourism-based areas. The recession, combined particularly with the decline in the stock markets since mid-2000, will result in much weaker State revenues than previously projected. The severe financial challenges which have faced the State since early 2001 may continue for several years. Currently, both the nation and the State are experiencing an economic downturn.

2001-2002 Fiscal Year Budget. The Fiscal Year 2001-2002 Budget Act (the "2001 Budget Act") was signed by the Governor on July 26, 2001, almost four weeks after the start of the fiscal year. The Governor vetoed almost $500 million General Fund expenditures from the budget passed by the Legislature. The spending plan for 2001-2002 included General Fund expenditures of $78.8 billion, a reduction of $1.3 billion from the prior year. This could be accomplished without serious program cuts because such a large part of the 2000 Budget Act comprised one-time expenditures. The spending plan utilized more than half of the budget surplus as of June 30, 2001, but still left a projected balance in the Special Fund for Economic Uncertainties at June 30, 2002 of $2.6 billion. The 2001 Budget Act assumed that, during the course of the fiscal year, the $6.2 billion advanced by the General Fund to the Department of Water Resources for power purchases will be repaid with interest. See "Recent Developments Regarding Energy" below. The 2001 Budget Act also included special fund expenditures of $21.3 billion and bond fund expenditures of $3.2 billion. The State issued $5.7 billion of revenue anticipation notes on October 4, 2001 as part of its cash management program.

Proposed 2002-2003 Budget. The Proposed 2002-2003 Governor's Budget, released on January 10, 2002 (the "2002-2003 Governor's Budget"), projected a fall-off in General Fund revenues due to the national economic recession combined with the stock market decline, which began in mid-2000. Personal income tax receipts, which include stock option and capital gains realizations, are particularly impacted by the slowing economy and stock market decline. As a result, in January of 2002, the Governor projected a combined budget gap for 2001-2002 and 2002-2003 of approximately $12.5 billion.

The May Revision to the 2002-2003 Governor's Budget (the "May Revision") disclosed a downward General Fund financial trend, as a result of the slowdown in economic growth in the State starting in the first quarter of 2001 and, most particularly, the steep drop in stock market levels since early 2000. The Fiscal Year 2001-2002 Budget Act projected General Fund revenues in 2001-2002 would be about $75.1 billion, a drop of $2.9 billion from revised 2000-2001 estimates. Most of the drop was attributed to the personal income tax, which reflects both slower job and wage growth and a severe decline in capital gains and stock option income, which is included in personal income tax statistics.

The May Revision projected further deterioration in revenues of $9.5 billion and additional costs of $1.6 billion over the 2001-2002 and 2002-2003 fiscal years. As a result, the combined budget gap for 2001-2002 and 2002-2003 rose from the $12.5 billion estimated in January to $23.6 billion.

The May Revision projected revenues from the three largest sources of tax revenue (personal income, sales and use and corporation) to be about $61.1 billion in 2001-2002. This is $11.7 billion lower than the final estimates for 2000-2001. Most of the decline in projected tax revenues is attributable to the personal income tax. Total revenues and transfers, projected to be $73.8 billion in 2001-2002, include the repayment of $6.7 billion from the sale of Department of Water Resources Revenue Bonds and other sources to repay General Fund loans with interest. The Power Bonds were originally expected to be sold in June 2002. However, the sale is anticipated to occur by the end of Fiscal Year 2002-2003. See "Recent Developments Regarding Energy." The May Revision projected major General Fund tax revenues of $70.6 billion and total General Fund revenues and transfers of $78.6 billion for 2002-2003.

2002-2003 Fiscal Year Budget. The Fiscal Year 2002-2003 Budget Act (the "2002 Budget Act") was signed by the Governor on September 5, 2002, almost nine weeks after the start of the fiscal year. The Governor vetoed almost $235 million in General Fund expenditures in addition to the $9 billion in reductions contained in the budget passed by the Legislature.

The $98.9 billion spending plan for Fiscal Year 2002-2003 includes General Fund expenditures of $76.7 billion, a reduction of $141 million from Fiscal Year 2001-2002. The 2002 Budget Act also includes special fund expenditures of $19.4 billion and bond fund expenditures of $2.8 billion. The State issued $9 billion of revenue anticipation notes on October 16, 2002 as part of its cash management plan and may issue up to $3.5 billion additional revenue anticipation notes at a later date. The 2002 Budget Act projects General Fund revenues in Fiscal Year 2002-2003 will be about $79.1 billion. The 2002 Budget Act contains a reserve of $1.035 billion.

The 2002 Budget Act closes the $23.6 billion budget gap between expenditures and revenues (the "Budget Gap") through a combination of program reductions, loans, fund shifts, accelerations and transfers and modest tax changes. Program reductions and the receipt of funds from the tobacco securitization settlement account for approximately 50 percent of the approach to close the Budget Gap.

The State Legislative Analyst (the "Legislative Analyst"), fiscal experts and political leaders in the State acknowledge that the 2002 Budget Act left a large gap between the expected level of tax and other continuing revenues and projected expenditures under current programs for future years, referred to as a "structural deficit." The Legislative Analyst has estimated the structural deficit for the 2003-2004 fiscal year to be in the range of at least $10 billion, with similar deficits for several further years, absent corrective action. Actions to resolve the structural deficit in the future will be much more challenging because many one-time techniques used in the 2002 Budget Act cannot be replicated. In August 2002, the Governor directed State agencies to proposed plans to permanently reduce expenditures by 20% in fiscal year 2003-2004.

It cannot be predicted what actions will be taken in the future by the State Legislature and the Governor to deal with changing State revenues and expenditures. The State budget will be affected by national and State economic conditions and other factors.

Bond Ratings. In 2003, Standard & Poor's, Inc, downgraded California's general obligation bonds from A to BBB. These ratings apply to the State only and are not indicative of the ratings assigned to local governments, such as counties, cities, school districts and other local agencies. Any explanation of the significance of such ratings may be obtained only from the rating agency furnishing such ratings. There is no assurance that such ratings will continue for any given period of time or that they will not be revised downward or withdrawn entirely if, in the judgment of the particular rating agency, circumstances so warrant.

Recent Developments Regarding Energy. From mid-2000 through early 2001, the State faced occasional shortages of electricity and dramatic increases in the spot market price for electricity, as a result of many complex factors deriving generally from a deregulation plan implemented in 1997. The three major investor-owned utilities in the State ("IOUs") purchased electricity to meet their needs above their own generating capacity and contracted supplies at fluctuating short-term and spot market rates, which rose sharply, while the retail prices they could charge their residential and small business customers were capped at specified levels under the deregulation plan. By early January, 2001, the two largest IOUs had exhausted their cash reserves and could no longer purchase electricity in the spot market.

The Governor declared a state of emergency under State law on January 17, 2001, and ordered the State's Department of Water Resources ("DWR") to begin purchasing electricity for resale to retail end use customers, to fill the gap in supplies resulting from the inability of the IOUs to continue to purchase power. The DWR also started to enter into long-term power supply contracts to reduce reliance on short-term and spot markets. DWR's purchases were initially funded primarily by unsecured, interest-bearing loans from the State's General Fund ("State Loans"). DWR is also receiving repayment from a portion of retail end use customers' payments, remitted through the IOUs, but these amounts will cover only a small portion of the power purchase costs. Effective June 26, 2001, the DWR entered into an Interim Loan Agreement with several banks totaling $4.1 billion ("Interim Loans"), which moneys are being used since that date to fund power purchases. The Interim Loans are repayable only from end use customer payments or other debt sales, and are not an obligation of the State General Fund. As of January 31, 2002, DWR had committed approximately $12.6 billion for power purchases, funded from $6.1 billion in net State Loans, $3.7 billion in customer payments and a net $2.7 billion from the Interim Loans ($1.4 billion of Interim Loan proceeds remain available to fund future power purchases).


The State Loans, the Interim Loans and the balance of energy purchase costs, are intended to be funded from the issuance of up to $13 billion of DWR revenue bonds authorized by legislation. Issuance of the bonds depends on adoption and final legal review of several orders by the California Public Utilities Commission ("CPUC"). In February, 2002 the CPUC adopted an order implementing DWR's "revenue requirement" to be collected from customer rates; the procedure used by DWR to calculate its revenue requirement was, however, challenged in a court proceeding. The CPUC also approved a "rate agreement" with the DWR governing the imposition of consumer rates necessary to repay the bond issue and DWR's other power purchase costs. While the CPUC had raised customer rates significantly in 2001 (average of 40%), final calculation of the DWR's revenue requirement to repay bonds and meet its other obligations may require additional rate actions. CPUC also approved an order eliminating the right of retail customers to contract directly with generators for energy.

A final schedule for issuance of the revenue bonds will depend on review of any legal challenges to these CPUC orders. The DWR revenue bonds will be repaid from a dedicated revenue stream derived from customer payments; they will not be backed in any way by the faith and credit or taxing power of the State. Pending issuance of the DWR revenue bonds, DWR projects it will have enough funds available from existing resources and customer revenues to continue its power purchases and repay its obligations (including principal payments on the Interim Loans to begin in April 2002, if the revenue bonds have not been sold).

On April 6, 2001, the largest IOU, Pacific Gas & Electric Company, filed for voluntary protection under the federal Bankruptcy Code. The second-largest IOU, Southern California Edison Company ("SCE") also defaulted on various obligations in early 2001. In October, 2001, SCE announced the settlement of a lawsuit with the CPUC over the rates which SCE could charge its customers. CPUC implemented this settlement by allowing SCE to collect rates from its customers at current levels for up to three years to repay its prior debts. Based on this agreement, SCE used accumulated cash receipts and proceeds of a new credit agreement to repay substantially all of its prior defaulted debts in March 2002.

The State is intensifying programs for energy conservation, load management and improved energy efficiency in government, businesses and homes. Approval for construction of new power generating facilities, especially smaller and "peaking" power facilities, has been accelerated. A number of new power plants have been completed and new larger power plants are under construction and in permitting phase, and will come on line in 2002 and 2003. As noted, the State has entered into a number of longer term power supply contracts, thereby reducing the risks of reliance on the spot markets. The combination of these elements has substantially lowered wholesale electricity costs.

Despite fears of significant disruptions during the summer of 2001, the combination of cooler weather, significant conservation efforts, absence of major unplanned power plant outages, and completion of several new power plants permitted the State to avoid any blackouts since early May, and spot market power costs have decreased significantly, lessening the cost of the DWR power purchase program. Natural gas prices have also decreased.

A number of lawsuits are pending dealing with many aspects of the energy situation in California, including disputes over the rates which the CPUC may charge retail customers, financial responsibility for purchases of power by the IOUs, obligations and rights of independent power producers holding power sales contracts with the IOUs, and various antitrust, fraud and refund claims against energy suppliers.

Constitutional and Statutory Limitations on Taxing and Spending . The taxing powers of California public agencies are limited by Article XIII A of the State Constitution, added by an initiative amendment approved by voters on June 6, 1978, and commonly known as "Proposition 13".

Article XIII A limits the maximum ad valorem tax on real property to one percent of "full cash value", which is defined as "the County Assessor's valuation of real property as shown on the fiscal year 1975-76 tax bill under `full cash value' or, thereafter, the appraised value of real property when purchased, newly constructed, or a change in ownership has occurred after the 1975 assessment." The full cash value may be adjusted annually to reflect inflation at a rate not to exceed two percent per year, or reduction in the consumer price index or comparable local data, or declining property value caused by damage, destruction, or other factors.

The tax rate limitation referred to above does not apply to ad valorem taxes to pay the interest and redemption charges on any indebtedness approved by the voters before July 1, 1978 or any bonded indebtedness for the acquisition or improvement of real property approved by two-thirds of the votes cast by the voters voting on the proposition.

Article XIII A also requires a two-thirds vote of the electors prior to the imposition of any special taxes and totally precludes the imposition of any new ad valorem taxes on real property or sales or transaction taxes on the sales of real property.

Legislation adopted in 1979 exempts business inventories from taxation. However, the same legislation provides a formula for reimbursement by California to cities and counties, special districts and school districts for the amount of tax revenues lost by reason of such exemption or adjusted for changes in the population and the cost of living. Legislation adopted in 1980 provides for state reimbursements to redevelopment agencies to replace revenues lost due to the exemption of business inventories from taxation. Such legislation provides for restoration of business inventory tax revenues through the annual addition of artificial assessed value, not actually existing in a project area, to the tax rolls of redevelopment projects. These reimbursements are adjusted for changes in the population and the cost of living. All such reimbursements are subject to change or repeal by the Legislature, and they have been changed since 1980. Furthermore, current law generally prohibits the pledging of such reimbursement revenues to secure redevelopment agency bonds.

Redevelopment agencies in California have no power to levy and collect taxes; hence, any decrease in property taxes or limitations in the amounts by which property taxes may increase adversely affects such agencies, which lack the inherent power to correct for such decreases or limitations.

State and local government agencies in California and the State itself are subject to annual "appropriation limits" imposed by Article XIII B, an initiative constitutional amendment approved by the voters on November 6, 1979, which prohibits government agencies and the State from spending "appropriations subject to limitation" in excess of the appropriations limit imposed. "Appropriations subject to limitation" are authorizations to spend "proceeds of taxes," which consist of tax revenues, certain State subventions and certain other funds, including proceeds from regulatory licenses, user revenues, certain State subventions and certain other funds to the extent that such proceeds exceed "the cost reasonably borne by such entity in providing the regulation, product, or service." No limit is imposed on appropriation of funds which are not "proceeds of taxes," on debt service or indebtedness existing or authorized by January 1, 1979, or subsequently authorized by the voters, or appropriations required to comply with mandates of courts or the federal government, or user charges or fees which don't exceed the cost of the service provided, nor on certain other non-tax funds.

By statute (which has been upheld by the California Court of Appeals), tax revenues allocated to redevelopment agencies are not "proceeds of taxes" within the meaning of Article XIII B, and the expenditure of such revenues is therefore not subject to the limitations under Article XIII B.

The imposition of taxes by local agencies other than charter cities is further limited by the provisions of an initiative statute ("Proposition 62") approved by the voters on November 4, 1986. Proposition 62, as enacted in the California Government Code, among other things, generally (1) requires that any tax for general governmental purposes imposed by these local government entities be approved by resolution or ordinance adopted by two-thirds vote of the governmental entity's legislative body and by a majority vote of the electorate of the governmental entity, and (2) requires that any special tax (defined as a tax levied for other than general governmental purposes) imposed by any of these local governmental entities be approved by a two-thirds vote of the voters within that jurisdiction..

Following its adoption by the voters, various provisions of Proposition 62 were declared unconstitutional at the appellate court level and in reliance on such decisions many local governments imposed taxes without compliance with the specified voter approval requirements of Proposition 62. On September 28, 1995, however, the California Supreme Court, in Santa Clara County Local Transportation Authority v. Guardino, upheld the constitutionality of the portion of Proposition 62 requiring voter approval as a condition precedent to the imposition of taxes by a local government.

On June 4, 2001, in Howard Jarvis Taxpayers Association v. City of La Habra, the California Supreme Court disapproved a December 15, 1997 holding in McBreaty v. City of Brawley in which the State Court of Appeals concluded that the three-year statute of limitations applicable to taxes subject to Proposition 62 requirements ran from the date of the Guardino decision. The Supreme Court held that a local governmental entity's continued imposition and collection of a tax without voter approval was an ongoing or continuous violation of Proposition 62 and that the validity of a tax measure may be challenged within the statutory period after any collection of the tax, regardless of whether more than three years had passed since the tax measure was adopted. Thus, each time an unconstitutional tax is collected, the statute of limitations is triggered again.

As a result of this ruling, absent the application of a different statute of limitations, a tax originally imposed in violation of Proposition 62 requirements is potentially subject to court challenge within three years of its collection. Various California local governments may be subject to challenge under the City of La Habra ruling. Should a challenge be successful, Proposition 62 provides that the portion of the one percent general ad valorem property tax levy allocated to that local government is reduced by $1 for every $1 in revenue attributable to the improperly imposed tax for each year that such tax is collected. The practical applicability of this provision has not been determined. Future litigation and legislation may resolve some or all of the issues raised by the Guardino and City of La Habra decisions.

An initiative constitutional amendment known as Proposition 218 and also called the "Right to Vote on Taxes Act" was approved by the voters on November 5, 1996. This measure added Articles XIII C and XIII D to the State Constitution. The measure requires that general tax increases by all local government entities be approved by not less than a majority vote and that taxes for special purposes be approved by a two-thirds vote; provides that existing language in the California Constitution shall not be construed to limit the initiative power with respect to reducing or repealing any local tax, assessment, fee or charge; prescribes procedures applicable to assessments on real property and requires that such assessments be approved by property owners; prohibits property related fees and charges from exceeding costs of the service being provided; imposes procedural requirements, including notice and public hearing, prior to imposition of new or increased fees or charges on property; and requires that, except for fees for sewer, water and refuse collection, fees be approved by a majority vote of the electorate.

Given the turbulent history of California electoral, judicial and legal proceedings affecting taxation since 1978, it is impossible to predict what proceedings might occur in the future which would affect the ability of California and its political subdivisions to service their outstanding indebtedness.

Tobacco Litigation. In late 1998, the State signed a settlement agreement with the four major cigarette manufacturers. The State agreed to drop its lawsuit and not to sue in the future for monetary damages. Tobacco manufacturers agreed to billions of dollars in payments and restrictions in marketing activities. Under the settlement agreement, the tobacco manufacturers agreed to pay California governments a total of approximately $25 billion (subject to adjustments) over a period of 25 years. Beyond 2025, payments of approximately $900 million per year will continue in perpetuity. Under a separate Memorandum of Understanding, half of the moneys will be paid to the State and half to local governments (all counties and the cities of San Diego, Los Angeles, San Francisco and San Jose). During Fiscal Year 2001-2002, the General Fund received $488 million in settlement payments. Of that amount $86 million was deposited in the General Fund and $402 million was deposited into a special fund to pay certain healthcare costs. The 2002 Budget Act forecasts payments to the State totaling $474 million in 2002-2003 which will be deposited in a special fund to pay certain healthcare costs and debt service payments for a Tobacco Settlement securitization.

The specific amount to be received by the State and local governments is subject to adjustment. Details in the settlement agreement allow reduction of the tobacco companies' payments because of certain types of federal legislation, or decreases in cigarette sales. Settlement payments can increase due to inflation or increases in cigarette sales. The "second annual" payment, received in April 2002, was 15.3 percent lower than the base settlement amount due to reduced sales. Future payment estimates have been reduced by a similar percentage. In the event that any of the tobacco companies goes into bankruptcy, the State could seek to terminate the agreement with respect to those companies filing bankruptcy actions, thereby reinstating all claims against those companies. The State may then pursue those claims in the bankruptcy litigation, or as otherwise provided by law. Also, several parties have brought a lawsuit challenging the settlement and seeking damages.

Pending Litigation. The State is involved in certain legal proceedings (described in the State's recent financial statements) that, if decided against the State, may require the State to make significant future expenditures or may substantially impair revenues. If the State eventually loses any of these cases, the final remedies may not have to be implemented in one year.

Local Governments. The primary units of local government in California are the counties, ranging in population from 1,200 (Alpine) to over 9,800,000 (Los Angeles). Counties are responsible for providing many basic services, including indigent healthcare, welfare, jails and public safety in unincorporated areas. There are also about 478 incorporated cities and thousands of special districts formed for education, utility and other services. The fiscal condition of local governments has been constrained since the enactment of "Proposition 13" in 1978 and other constitutional amendments, which reduced and limited the future growth of property taxes and limited the ability of local governments to impose "special taxes" (those devoted to a specific purpose) without two-thirds voter approval. Counties, in particular, have had fewer options to raise revenues than many other local governmental entities, and have been required to maintain many services.

In the aftermath of Proposition 13, the State provided aid to local governments from the General Fund to make up some of the loss of property tax moneys, including taking over the principal responsibility for funding local K-12 schools and community colleges. During the recession of the early 1990s, the Legislature eliminated most of the remaining components of the post-Proposition 13 aid to local government entities other than K-14 education districts, by requiring cities and counties to transfer some of their property tax revenues to school districts. The 2002 Budget Act expands such transfers to temporarily include community redevelopment agencies which were not included in the original transfers. These agencies will have to pay $75 million to school districts in 2002-03. However, the Legislature also provided additional funding sources (such as sales taxes) and reduced certain mandates for local services.

The State has also provided additional funding to counties and cities through various programs. The 2002 Budget Act and related legislation continue to provide assistance to local governments, including $308 million for various local public safety programs, including the Citizens' Option for Public Safety ("COPS") program to support local front-line law enforcement and county juvenile justice and crime prevention programs, approximately $134 million for deferred maintenance of local streets and roads, $39 million for property tax losses incurred by enrolling agricultural land in Williamson Act contracts, $38 million for environmental protection and hundreds of millions for health and human services. Nevertheless, the energy situation may have an impact on whether these moneys are actually allocated to the local governments. (See "Recent Developments Regarding Energy" above.)

The economies of various local governments may be negatively affected by the energy situation in California. (See "Recent Developments Regarding Energy" above.) Additionally, for the majority of local governments that do not have publicly owned utilities, the increased charges for power will have budgetary impact, but the degree of that impact cannot be ascertained at this time.

The entire Statewide welfare system was changed in response to the change in federal welfare law in 1996. The federal block grant formula established in 1996 is operative through federal fiscal year 2002. Under the revised basic State welfare system, California Work Opportunity and Responsibility to Kids ("CalWORKs"), counties are given flexibility to develop their own plans, consistent with State law, to implement Welfare-to-Work and to administer many of its elements and their costs for administrative and support services are capped at 1996-1997 levels. Counties are also given financial incentives if, at the individual county level or statewide, the CalWORKs program produces savings associated with specified Welfare-to Work outcomes. Under Ca1WORKs, counties will still be required to provide "general assistance" aid to certain persons who cannot obtain welfare from other programs.

Welfare caseloads have declined considerably with the implementation of the CalWORKs program. The 2002-2003 CalWORKS caseload is projected to be 522,000, up from 507,000 cases in 2001-2002. This represents a major improvement from the rapid growth of the early 1990s, when caseload peaked at 921,000 cases in 1994-1995.

In 2002-2003 it is anticipated that California will continue to meet, but not exceed, the federally-required $2.7 billion combined State and county maintenance-of-effort ("MOE") requirement. In an effort to keep program expenditures within the Temporary Assistance for Needy Families ("TANF") Block Grant and TANF MOE amounts, the 2002 Budget delays the statutory cost-of-living adjustment for cash grants form October 2002 to June 2003 for savings of $100.1 million. While grant levels will remain the same as in the 2001 Budget Act for the first 11 months of the 2002-03 fiscal year, funding for employment services is provided so that recipients can continue to move toward employment. The Budget includes total CalWORKs-related expenditures of $7.4 billion for 2002-03, including child care transfer amounts for the Department of Education and the State's general TANF reserve.

Authorization for the TANF program ends December 31, 2002. For the TANF program to continue, the U.S. Congress must pass, and the President must sign, legislation reauthorizing the program prior to that date. Although reauthorization could simply involve extending the funding period, it is more likely that Congress and the President will consider several key policy changes. It is unknown at this time how California's TANF funding will be affected by reauthorization.

Historically, funding for the State's trial court system was divided between the State and the counties. In 1997, legislation consolidated the trial court funding at the State level in order to streamline the operation of the courts, provide a dedicated revenue source and relieve fiscal pressure on the counties. Since then, the county general purpose contribution for court operations was reduced by $415 million and cities are retaining $68 million in fine and penalty revenue previously remitted to the State. The State's trial court system will receive approximately $1.7 billion in State resources and $475 million in resources from the counties in 2002-2003.

Obligations of Other Issuers of California Municipal Obligations. There are a number of State agencies, instrumentalities and political subdivisions of the State that issue Municipal Obligations, some of which may be conduit revenue obligations payable from payments from private borrowers. These entities are subject to various economic risks and uncertainties, and the credit quality of the securities issued by them may vary considerably from the credit quality of obligations backed by the full faith and credit of the State.

State Assistance. Property tax revenues received by local governments declined more than 50% following passage of Proposition 13. Subsequently, the California Legislature enacted measures to provide for the redistribution of the State's General Fund surplus to local agencies, the reallocation of certain State revenues to local agencies and the assumption of certain governmental functions by the State to assist municipal issuers to raise revenues. Total local assistance from the State's General Fund was budgeted at approximately 75% of General Fund expenditures in recent years, including the effect of implementing reductions in certain aid programs. To reduce State General Fund support for school districts, the 1992-93 and 1993-94 Budget Acts caused local governments to transfer $3.9 billion of property tax revenues to school districts, representing loss of the post-Proposition 13 "bailout" aid. Local governments have in return received greater revenues and greater flexibility to operate health and welfare programs.

In 1997, a new program provided for the State to substantially take over funding for local trial courts (saving cities and counties some $400 million annually). For 2001-02, the State provided over $350 million to support local law enforcement costs. The current fiscal crisis may result in some reductions in these payments in 2002-03.

To the extent the State should be constrained by its Article XIII B appropriations limit, or its obligation to conform to Proposition 98, or other fiscal considerations, the absolute level, or the rate of growth, of State assistance to local governments may continue to be reduced. Any such reductions in State aid could compound the serious fiscal constraints already experienced by many local governments, particularly counties. Los Angeles County, the largest in the State, was forced to make significant cuts in services and personnel, particularly in the health care system, in order to balance its budget in Fiscal Year 1995-96 and Fiscal Year 1996-97. Orange County, which emerged from Federal Bankruptcy Court protection in June 1996, has significantly reduced county services and personnel, and faces strict financial conditions following large investment fund losses in 1994 which resulted in bankruptcy. The recent economic slowdown in the State, with its corresponding reduction in State and local revenues, will put additional pressure on local government finances in the coming years.

Counties and cities may face further budgetary pressures as a result of changes in welfare and public assistance programs, which were enacted in August, 1997 in order to comply with the federal welfare reform law. Generally, counties play a large role in the new system, and are given substantial flexibility to develop and administer programs to bring aid recipients into the workforce. Counties are also given financial incentives if either at the county or statewide level, the "Welfare-to-Work" programs exceed minimum targets; counties are also subject to financial penalties for failure to meet such targets. Counties remain responsible to provide "general assistance" for able-bodied indigents who are ineligible for other welfare programs. The long-term financial impact of the new CalWORKs system on local governments is still unknown.

Assessment Bonds. California Municipal Obligations which are assessment bonds may be adversely affected by a general decline in real estate values or a slowdown in real estate sales activity. In many cases, such bonds are secured by land which is undeveloped at the time of issuance but anticipated to be developed within a few years after issuance. In the event of such reduction or slowdown, such development may not occur or may be delayed, thereby increasing the risk of a default on the bonds. Because the special assessments or taxes securing these bonds are not the personal liability of the owners of the property assessed, the lien on the property is the only security for the bonds. Moreover, in most cases the issuer of these bonds is not required to make payments on the bonds in the event of delinquency in the payment of assessments or taxes, except from amounts, if any, in a reserve fund established for the bonds.

California Long Term Lease Obligations. Based on a series of court decisions, certain long-term lease obligations, though typically payable from the general fund of the State or a municipality, are not considered "indebtedness" requiring voter approval. Such leases, however, are subject to "abatement" in the event the facility being leased is unavailable for beneficial use and occupancy by the municipality during the term of the lease. Abatement is not a default, and there may be no remedies available to the holders of the certificates evidencing the lease obligation in the event abatement occurs. The most common cases of abatement are failure to complete construction of the facility before the end of the period during which lease payments have been capitalized and uninsured casualty losses to the facility (e.g., due to earthquake). In the event abatement occurs with respect to a lease obligation, lease payments may be interrupted (if all available insurance proceeds and reserves are exhausted) and the certificates may not be paid when due. Although litigation is brought from time to time which challenges the constitutionality of such lease arrangements, the California Supreme Court issued a ruling in August, 1998 which reconfirmed the legality of these financing methods.

Other Considerations. The repayment of industrial development securities secured by real property may be affected by California laws limiting foreclosure rights of creditors. Securities backed by health care and hospital revenues may be affected by changes in State regulations governing cost reimbursements to health care providers under Medi-Cal (the State's Medicaid program), including risks related to the policy of awarding exclusive contracts to certain hospitals.

Limitations on ad valorem property taxes may particularly affect "tax allocation" bonds issued by California redevelopment agencies. Such bonds are secured solely by the increase in assessed valuation of a redevelopment project area after the start of redevelopment activity. In the event that assessed values in the redevelopment project decline (e.g., because of a major natural disaster such as an earthquake), the tax increment revenue may be insufficient to make principal and interest payments on these bonds. Both Moody's and S&P suspended ratings on California tax allocation bonds after the enactment of Articles XIII A and XIII B, and only resumed such ratings on a selective basis.

Proposition 87, approved by California voters in 1988, requires that all revenues produced by a tax rate increase go directly to the taxing entity which increased such tax rate to repay that entity's general obligation indebtedness. As a result, redevelopment agencies (which, typically, are the issuers of tax allocation securities) no longer receive an increase in tax increment when taxes on property in the project area are increased to repay voter-approved bonded indebtedness.

The effect of these various constitutional and statutory changes upon the ability of California municipal securities issuers to pay interest and principal on their obligations remains unclear. Furthermore, other measures affecting the taxing or spending authority of California or its political subdivisions may be approved or enacted in the future. Legislation has been or may be introduced which would modify existing taxes or other revenue-raising measures or which either would further limit or, alternatively, would increase the abilities of state and local governments to impose new taxes or increase existing taxes. It is not possible, at present, to predict the extent to which any such legislation will be enacted. Nor is it possible, at present, to determine the impact of any such legislation on California Municipal Obligations in which the Fund may invest, future allocations of state revenues to local governments or the abilities of state or local governments to pay the interest on, or repay the principal of, such California Municipal Obligations.

Substantially all of California is within an active geologic region subject to major seismic activity. Northern California in 1989 and Southern California in 1994 experienced major earthquakes causing billions of dollars in damages. The federal government provided more than $13 billion in aid for both earthquakes, and neither event has had any long-term negative economic impact. Any California Municipal Obligation in the Fund could be affected by an interruption of revenues because of damaged facilities, or, consequently, income tax deductions for casualty losses or property tax assessment reductions. Compensatory financial assistance could be constrained by the inability of (i) an issuer to have obtained earthquake insurance coverage rates; (ii) an insurer to perform on its contracts of insurance in the event of widespread losses; or (iii) the federal or State government to appropriate sufficient funds within their respective budget limitations.



LENDING OF PORTFOLIO SECURITIES

The Funds may lend securities to qualified institutional investors, typically broker-dealers, banks or other financial institutions, who need to borrow securities in order to complete certain transactions, such as covering short sales, avoiding failures to deliver securities or completing arbitrage operations. Certain Funds have entered into an agreement with State Street Bank ("Lending Agent") to provide securities lending services. Securities lending allows a Fund to retain ownership of the securities loaned and, at the same time, earn additional income. Any gain or loss in the market price of the loaned securities that might occur during the term of the loan will be for the account of the Fund. Securities will be loaned only to parties that the Lending Agent and SAM deem creditworthy and in good standing, and the terms and the structure of such loans will be consistent with the 1940 Act and the rules and regulations or interpretations of the SEC thereunder. Among other things, these provisions limit the amount of securities a Fund may lend up to 33% of the Fund's total assets, and require (i) that the borrower provide the Fund with collateral in the form of cash, an irrevocable letter of credit or securities issued or guaranteed by the U.S. government having a value at least equal to the value of the securities loaned, (ii) that the borrower add to such collateral whenever the price of the loaned securities rises, (iii) that the loan must be subject to termination by the Fund at any time, and (iv) that the Fund must receive reasonable interest on the loan (which may include the Fund's investing any cash collateral in interest-bearing, short-term investments). Investing cash collateral subjects the collateral investment, as well as the loaned securities, to market appreciation or depreciation. Loaned securities are callable by the Fund at anytime. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a Fund could experience delays and costs in recovering the loaned securities or foreclosing on the collateral. If the borrower fails to deliver the loaned securities within five days after the receipt of notice of termination, the Fund may use the collateral to replace the securities and hold the borrower liable for the excess of replacement cost exceeding the collateral. If a Fund is not able to recover the loaned securities, it may sell the collateral and purchase a replacement investment in the market. The Lending Agent will indemnify the Funds against loss caused by a borrower's failure to return securities, other than losses attributable to war, riot, revolution, acts of government or other causes beyond the reasonable control or apprehension of the Lending Agent. In the event loaned securities are not returned, the Lending Agent will attempt to provide replacement securities. If replacement securities are not available, the Lending Agent will pay cash equal to the value of the loaned securities that were not returned.

Voting rights may pass with the loaned securities, however, the Advisor will call loans to vote proxies if they have knowledge that a material event affecting the investment is to occur.

REDEMPTION IN KIND

If a Trust concludes that cash payment upon redemption to a shareholder would be prejudicial to the best interest of the other shareholders of a Fund, a portion of the payment may be made in kind. The Trusts have elected to be governed by Rule l8f-1 under the 1940 Act, pursuant to which each Fund must redeem shares tendered by a shareholder of the Fund solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund during any 90-day period. Any shares tendered by the shareholder in excess of the above-mentioned limit may be redeemed through distribution of the Fund's assets. Any securities or other property so distributed in kind shall be valued by the same method as is used in computing NAV. Distributions in kind will be made in readily marketable securities, unless the investor elects otherwise. Investors may incur brokerage costs in disposing of securities received in such a distribution in kind.

SALES CHARGE WAIVERS

We offer a number of ways to reduce or eliminate the initial sales charge on Advisor Class A shares or the CDSC on Advisor Class B and Class C shares. If you think you may be eligible, contact Safeco Mutual Funds or your financial advisor for further information.

Waiver of Advisor Class A Shares Sales Charge. Class A shares are sold at net asset value per share without any sales charges for the following investments:


1. Registered representatives or full-time employees of broker-dealers, banks and other financial institutions that have entered into selling agreements with Safeco Securities, and the children, spouse and parents of such representatives and employees, and employees of financial institutions that directly, or through their affiliates, have entered into selling agreements with Safeco Securities;


2. Companies exchanging shares with or selling assets to one or more of the Safeco Mutual Funds pursuant to a merger, acquisition or exchange offer;

3.   Any of the direct or indirect affiliates of Safeco Securities;

4. Purchases made through the automatic investment of dividends and distributions paid by another Safeco Mutual Fund;

5. Tax-qualified employee benefit plans and non-qualified benefit plans which are clients of administrators or consultants which have entered into agreements with Safeco Securities or any of its affiliates;

6. Retirement plan participants who borrow from their retirement accounts by redeeming Safeco Mutual Fund shares and subsequently repay such loans via a purchase of Safeco Mutual Fund shares;


7. Retirement plan participants who receive distributions from a tax-qualified employer- sponsored retirement plan, which is invested in Safeco Mutual Fund shares, the proceeds of which are reinvested in Safeco Mutual Fund shares;


8. Financial representatives utilizing Fund shares in fee-based investment products under a signed agreement with Safeco Securities, Inc.;

9. Current or retired officers, directors, trustees or employees of any Safeco Mutual Fund or Safeco Corporation or its affiliates and the children, spouse and parents of such persons; and

10. Investments made with redemption proceeds from mutual funds having a similar investment objective with respect to which the investor paid a front-end sales charge.

CDSC Waivers. The CDSC for Advisor Class B and Class C shares currently is waived in the following circumstances:

(a) total or partial redemptions made within one year following the death or disability of a shareholder;

(b) redemptions made pursuant to any systematic withdrawal plan based on the shareholder's life expectancy, including substantially equal periodic payments prior to age 59 1/2 which are described in Code section 72(t), and required minimum distributions beginning for the year in which you attain age 70 1/2, including those required minimum distributions made in connection with customer accounts under Section 403(b) of the Code and other retirement plans;

(c) when a redemption results from a tax-free return of an excess contribution pursuant to Section 408(d)(4) or (5) of the Code;

(d) reinvestment in Class B or Class C shares of a Fund, as applicable, within 60 days of a prior redemption;

(e) redemptions pursuant to the Fund's right to liquidate a shareholder's account involuntarily;

(f)  redemptions    pursuant    to    distributions    from   a    tax-qualified
     employer-sponsored retirement plan that are invested in Funds and are permitted to be made without penalty pursuant to the Code; and

(g) redemptions in connection with a Fund's systematic withdrawal plan not in excess of 10% of the value of the account annually.

Safeco Mutual Funds will calculate the CDSC applicable to a redemption in a manner that results in the lowest possible rate. Safeco Mutual Funds will assume that the redemption is made first of amounts representing shares acquired pursuant to the reinvestment of dividends and other distributions and then of amounts representing the cost of shares held for the longest period of time.

Reinstatement Privilege. If you paid an initial sales charge and redeem your Advisor Class A shares in a Fund you have a one-time privilege to reinstate your investment by investing the proceeds of the redemption at net asset value per share without a sales charge in Advisor Class A shares of that Fund and/or one or more of the other Funds. You or your broker-dealer, bank or other financial institution must provide Safeco Services with a written request for reinvestment and a check not exceeding the amount of the redemption proceeds within 60 days of the date of the redemption. The reinstatement purchase will be effected at the net asset value per share next determined after such receipt.

CONVERSION OF CLASS B SHARES

Advisor Class B shares of a Fund will automatically convert to Advisor Class A shares of that Fund, based on the relative net asset values per share (NAVs) of the Classes, within the first month following the fifth anniversary of the shareholder's purchase of Class B shares of the Intermediate-Term Municipal Bond Fund, Intermediate-Term U.S. Government Fund, and Intermediate-Term Bond Fund and within the first month following the sixth anniversary of the shareholder's purchase of such Class B shares of other Funds. For the purpose of calculating the holding period required for conversion of Class B shares of a Fund except the Money Market Fund, the date of purchase shall mean (1) the date on which such Class B shares were purchased or (2) for Class B shares obtained through an exchange, or a series of exchanges, the date on which the original Class B shares were purchased. For the purpose of calculating the holding period required for conversion of Class B shares of the Money Market Fund, the date of purchase shall mean the date on which those shares were first exchanged for Class B shares of any other Safeco Mutual Fund. Shareholders who have converted Class B shares of the Safeco Advisor Series Trust ("Advisor Series Shares") into Class B shares of a Fund may calculate the holding period from the date of the purchase of the Advisor Series Shares. For purposes of conversion to Advisor Class A shares, Class B shares purchased through the reinvestment of dividends and other distributions paid in respect of Class B shares will be held in a separate sub-account; each time any Class B shares in the shareholder's regular account (other than those in the sub-account) convert to Advisor Class A shares, a pro rata portion of the Class B shares in the sub-account will also convert to Advisor Class A shares. The portion will be determined by the ratio that the shareholder's Class B shares converting to Advisor Class A shares bears to the shareholder's total Class B shares not acquired through dividends and other distributions.

INFORMATION ON CALCULATION OF NET ASSET VALUE PER SHARE

GENERAL

Each Fund (other than the Money Market Funds) determines its net asset value per share (NAV) by subtracting its liabilities (including accrued expenses and dividends payable) from its total assets (the market value of the securities the Fund holds plus cash and other assets, including interest accrued but not yet received) and dividing the result by the total number of shares outstanding. The NAV of each class of shares of each Fund is calculated as of the close of regular trading on the New York Stock Exchange ("Exchange"), normally 1:00 p.m. Pacific Time every day the Exchange is open for trading.

Short-term debt securities held by a Fund's portfolio having a remaining maturity of less than 60 days when purchased, and securities originally purchased with maturities in excess of 60 days but which currently have maturities of 60 days or less, may be valued at cost adjusted for amortization of premiums or accrual of discounts, or under such other methods as the applicable Trust's Board of Trustees may from time to time deem to be appropriate. The cost of those securities that had original maturities in excess of 60 days shall be determined by their fair market value until the 61st day prior to maturity.

Trading in foreign securities generally will be substantially completed each day at various times prior to the close of the Exchange. The value of any such securities are determined as of such times for purposes of computing NAV. Foreign currency exchange rates are also generally determined prior to the close of the Exchange. If a significant event occurs after the close of an exchange on which that security is traded, the security will be valued at fair value as determined in good faith under procedures established by and under general supervision of the Board of Trustees.

Options that are traded on national securities exchanges are valued at their last sale price as of the close of option trading on such exchange. Futures contracts will be marked to market daily, and options thereon are valued at their last sale price, as of the close of the applicable commodities exchange.

Quotations of foreign securities in a foreign currency are converted into U.S. dollar equivalents at the current rate. Forward contracts are valued at the current cost of covering or offsetting such contracts.

MONEY MARKET FUNDS

The portfolio instruments of each Money Market Fund are valued on the basis of amortized cost. The valuation of each Money Market Fund's portfolio securities at amortized cost, and the maintenance of the Fund's NAV at $1.00, are permitted pursuant to Rule 2a-7 under the 1940 Act. Pursuant to that Rule, the Fund maintains a dollar-weighted average portfolio maturity of 90 days or less, purchases only securities having remaining maturities of 397 days or less, and invests only in securities determined by SAM, under guidelines adopted by the Money Market Trust's Board of Trustees, to be of high quality and to present minimal credit risks. The Board of Trustees has established procedures designed to stabilize, to the extent reasonably possible, the Money Market Funds' price-per-share as computed for the purpose of sales and redemptions at $1.00.

These procedures include a review of each Money Market Fund's portfolio holdings by the Board of Trustees, at such intervals as the Board deems appropriate, to determine whether a Fund's NAV, calculated by using available market quotations, deviates from $1.00 per share and, if so, whether such deviation may result in material dilution or is otherwise unfair to existing shareholders of that Fund. If the Board determines that such a deviation exists in a Fund, the Trustees will take such corrective action with respect to the Fund as they regard as necessary and appropriate, including selling portfolio investments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity, not paying dividends (subject to distribution requirements to maintain status as a regulated investment company for federal tax purposes (see "Tax Information"), redeeming shares in kind, and determining the NAV by using available market quotations.

The principal risk associated with the Money Market Funds is that they may experience a delay or failure in principal or interest payments at maturity of one or more of the portfolio securities. The Money Market Funds' yields will fluctuate with short-term interest rates.



PERFORMANCE INFORMATION

GENERAL


Effective September 30, 1996, the Growth Opportunities Fund, Core Equity Fund, Large-Cap Value Fund, Multi-Cap Core Fund, International Fund, Balanced Fund, Small-Cap Value Fund, Intermediate-Term Bond Fund, California Tax-Free Income Fund, Municipal Bond Fund, and Money Market Fund commenced offering Advisor Class A and Class B shares in addition to their original offering. On January 31, 1997, the High-Yield Fund commenced offering Advisor Class A and Class B shares in addition to its original offering. Effective May 1, 2000, the Intermediate-Term U.S. Government Fund commenced offering Advisor Class A and Class B shares in addition to its original offering, and the following Funds commenced offering Advisor Class C shares in addition to their other offerings:
Growth Opportunities Fund, Core Equity Fund, Large-Cap Value Fund, Multi-Cap Core Fund, International Fund, High-Yield Fund and Money Market Fund. Effective October 31, 2001, Large-Cap Growth Fund commenced offering Advisor Class A, Class B and Class C shares and Investor Class shares. Effective March 7, 2003, the International Fund commenced offering Institutional Class shares and the Intermediate-Term Municipal Bond Fund commenced offering Advisor Class A, Class B and Class C shares in addition to their other offerings. Effective October 1, 2003, Small-Cap Value Fund, Balanced Fund, Municipal Bond Fund, California Tax-Free Income Fund, Intermediate-Term U.S. Government Fund and Intermediate-Term Bond Fund commenced offering Advisor Class C shares in addition to its other offerings.

With respect to the Growth Opportunities, Equity, Large-Cap Value, Multi-Cap Core, International, and Money Market Funds, the performance information that follows for Class C shares reflects (1) actual performance of Class C Shares of such Funds for the years ended December 31, 2002 and December 31, 2001 and the period May 1, 2000 to December 31, 2000; (2) the actual performance of Class B shares of such Funds for the period from January 1, 2000 to April 30, 2000 and the years ended December 31, 1999, December 31, 1998 and December 31, 1997; and
(3) performance of the Investor Class shares of such Funds, restated to reflect the sales charges but not the Rule 12b-1 fees of Class C shares, for the periods prior to September 30, 1996. Performance information for the periods prior to September 30, 1996, would have been lower if these Rule l2b-1 fees were reflected. The Funds did not have a Rule 12b-1 plan prior to September 30, 1996.

Except for the High-Yield Fund and Intermediate-Term U.S. Government Fund, the performance information with respect to Class A and Class B of the Funds' shares that follows reflects (1) the actual performance of Class A and Class B shares of the Funds for the years ended December 31, 2002, December 31, 2001, December 31, 2000, December 31, 1999, December 31, 1998 and December 31, 1997; (2) the
actual performance of Class A and Class B shares of the Funds for the period September 30, 1996 to December, 31, 1996; and (3) the performance of the Investor Class shares of each Fund, restated to reflect the sales charges but not the Rule l2b-1 fees of Class A and Class B shares, for the periods prior to September 30, 1996. Performance information for the periods prior to September 30, 1996, would have been lower if these Rule l2b-1 fees were reflected. The Funds did not have a Rule 12b-1 plan prior to September 30, 1996.


For the High-Yield Fund, the performance information with respect to Advisor Class A and Class B shares that follows reflects: (1) the actual performance of Advisor Class A and Class B shares of the Fund for the years ended December 31, 2002, December 31, 2001, December 31, 2000, December 31, 1999 and December 31, 1998, and the period from January 31, 1997 to December 31, 1997 and (2) the performance of Investor Class shares of the Fund, restated to reflect the sales charge but not the Rule l2b-1 fees of Advisor Class A and Class B shares, for the periods prior to January 31, 1997. For the High-Yield Fund, the performance information with respect to Class C shares that follows reflects (1) the actual performance of Class C shares of the Fund for the years ended December 31, 2002 and December 31, 2001 and the period May 1, 2000 to December 31, 2000; (2) the actual performance of Class B shares of such Fund for the period from January 1, 2000 to April 30, 2000 and the years ended December 31, 1999 and December 31, 1998 and for the period from January 31, 1997 to December 31, 1997; and (3) performance of Investor Class shares of such Funds, restated to reflect the sales charges but not the Rule 12b-1 fees of Class C shares, for the periods prior to January 31, 1997. Performance information for the periods prior to January 31, 1997, would have been lower if these Rule l2b-1 fees were reflected

For the Intermediate-Term U.S. Government Fund, the performance information for Advisor Class A and Class B shares that follows reflects (1) the actual performance of Advisor Class A and Class B shares for the years ended December 31, 2002 and December 31, 2001 and the period May 1, 2000 to December 31, 2000;
(2) the performance Investor Class shares of the Fund, restated to reflect the sales charge but not the Rule 12b-1 fees of Advisor Class A and Class B shares for the period from January 1, 2000 to April 30, 2000 and the years ended December 31, 1999 and prior. Performance information for the Intermediate-Term U.S. Government Fund would have been lower if these Rule 12b-1 fees were reflected.


For the Intermediate-Term Municipal Bond Fund, the performance information for Advisor Class A Advisor Class B and Advisor Class C shares that follows reflects performance of the Investor Class shares of the Fund, restated to reflect the sales charges but not the Rule 12b-1 fees. Performance information would have been lower if these Rule l2b-1 fees were reflected.

For the International Fund, the performance information for the Institutional Class shares reflects performance of the Fund's Investor Class shares.


For the Small-Cap Value Fund, Balanced Fund, Municipal Bond Fund, California Tax-Free Income Fund, and Intermediate-Term U.S. Government Fund, the performance information for Advisor Class C shares that follows reflects performance of the Class B shares of the Funds, restated to reflect the sales charges but not the Rule 12b-1 fees. Performance information would have been lower if these Rule l2b-1 fees were reflected.


Performance information and quoted advertised ratings (i.e., Thompson Financial, Lipper Inc., Morningstar, Inc., and Wiesenberger) are indicative only of past performance and are not intended to represent future investment results. Total returns and average total returns for Advisor Class shares reflect sales charges.


For the following funds, the average annual total returns before taxes for the one-, five-and ten-year periods ended December 31, 2002 were as follows:

Advisor Class Shares

                           1 Year                            5 Years                          10 Years
                           -------                           -------                          --------

                           Class A     Class B    Class C    Class A    Class B    Class C    Class A    Class      Class C
                           -------     -------    -------    -------    -------    -------    -------    ------     -------
                                                                                                         B
Growth Opportunities Fund  -40.66      -40.66     -38.11     -5.91      -5.90      -5.54      7.47       7.63       7.60

Core Equity Fund           -30.80      -30.79     -27.84     -5.56      -5.58      -5.21      7.66       7.78       7.77



Large-Cap Value Fund       -22.30      -22.34     -18.93     -6.47      -6.34      -5.94      4.97       5.17       5.18

Multi-Cap Core Fund        -28.67      -28.67     -25.65     -3.49      -3.37      -2.99      4.17       4.37       4.35


High-Yield Fund            -21.42      -22.04     -19.01     -4.80      -4.92      -4.64      2.53       2.54       2.55



Intermediate-Term U.S.     4.56        3.83       N/A+        5.53       5.78       N/A+      5.79       6.08       N/A*
Government Fund


California Tax-Free
Income Fund                3.47        2.47       N/A+        4.02       3.89       N/A+      6.07       6.13       N/A*

Municipal Bond Fund        5.03        4.07       N/A+        4.40       4.27       N/A+      5.88       5.91       N/A+

+The Fund did not offer Advisor Class C shares until October 1, 2003.

Investor Class Shares
                                 1 Year                    5 Years                   10 Years
                                 ------                    -------                   --------
Growth Opportunities Fund        -36.92                    -4.60                     8.24

Core Equity Fund                 -26.33                    -4.15                     8.52


Large-Cap Value Fund             -17.40                    -5.01                     5.81

Multi-Cap Core Fund              -24.13                    -2.05                     4.98


High-Yield Fund                  -17.47                    -3.71                     3.14



Intermediate-Term U.S.           9.84                      6.67                      6.36
Government Fund


California Tax-Free              8.76                      5.34                      6.76
Income Fund

Municipal Bond Fund              10.33                     5.76                      6.62


For the following Funds, the average annual total returns before taxes for the one-year, five-year, and since initial public offering periods ended December
31, 2002 were as follows:

Advisor Class Shares

                  1 Year                           5 Years                         Since Initial Public Offering
                  -------                          -------                         -----------------------------
                  Class A    Class B    Class C    Class A    Class B    Class C   Class A    Class B    Class C
                  -------    -------    -------    -------    -------    -------   -------    -------    -------
International
Fund              -23.93     -23.90     -20.70     -5.71      -5.69      -5.35     -1.72      -1.56      -1.59     *83
                                                                                                                   months

Balanced Fund                                                                                                      *83
                  -14.21     -14.13      N/A+       0.20       0.30       N/A+       3.96       4.17      N/A+     months

Small-Cap Value                                                                                                    *83
Fund                                                                                                               months
                  -9.54      -9.50       N/A+      -2.75      -2.76       N/A+        4.32       4.49     N/A+


Intermediate-Term                                                                                                  **106
Bond Fund         2.31       1.26        N/A+       4.63       4.41       N/A+        5.00       4.97     N/A+      months



Intermediate-Term
Municipal Bond    3.95       3.89       7.89       4.06       4.69       5.02      4.83       5.32       5.32      ***117
Fund                                                                                                               months
+ The Fund did not offer Advisor Class C shares until October 1, 2003
*Inception of Fund(s) January 31, 1996
**Inception of Fund February 28, 1994
***Inception of Fund March 18, 1993

Investor Class Shares

                           1 Year             5 Years         Since Initial Public Offering
                           ------             -------         -----------------------------
International Fund         -19.12             -4.27                      -0.58               *83 months

Balanced Fund              -8.74              1.70                       5.13                *83 months


Small- Cap Value Fund      -3.76              -1.21                      5.53

                                                                                             *83 months


Intermediate-Term Bond        7.44             5.98                      5.81                **106
Fund                                                                                         months


Intermediate-Term             8.89            5.02                       5.32
Municipal Bond Fund                                                                          *** 117
                                                                                             months
*Inception of Fund(s) January 31, 1996
**Inception of Fund February 28, 1994
***Inception of Fund March 18, 1993

Institutional Class Shares

                                1 Year          5 Years      Since Initial Public Offering
                                ------          -------      -----------------------------
International Fund                 -19.12        -4.27                         -0.58                *83
                                                                                                    months
*Inception of Fund, January 31, 1996

For the following Funds, the average annual total returns before taxes, for the one-year and since initial public offering periods ended December 31, 2002 were as follows:





Advisor Class Shares

                                1 Year                                 Since Initial Public Offering
                                Class A      Class B      Class C      Class A      Class B     Class C
                                -------      -------      -------      -------      -------     -------


Large-Cap Growth Fund                                                                                       *14 months
                                -31.32       -31.32       -28.43       -23.62       -23.00      -20.27


*Inception of Fund(s) October 31, 2001.


Investor Class Shares

                                                    Since Initial
Fund                                    1 Year    Public Offering
-----                                  -------    ---------------

Large-Cap Growth Fund                   -26.95               -19.42      *14 months



*Inception of Fund(s) October 31, 2001.

For the following Funds, the cumulative total returns before taxes, expressed in dollars and assuming a $10,000 initial investment, for the one-, five- and ten-year periods ended December 31, 2002 were as follows:

Advisor Class Shares

                          1 Year                          5 Years                           10 Years
                          -------                         -------                           --------
                          Class A    Class B    Class C   Class A    Class B     Class C    Class A    Class B    Class C
                          -------    -------    -------   -------    -------     -------    -------    ------     -------

Growth Opportunities         $5,934     $5,934    $6,189     $7,372      $7,376     $7,522    $20,549  $20,851    $20,801
Fund

Core Equity Fund             $6,920     $6,921    $7,216     $7,514      $7,504     $7,651    $20,923  $21,145    $21,139


Large-Cap Value Fund         $7,770     $7,766    $8,107     $7,156      $7,207     $7,363    $16,239  $16,555    $16,563

Multi-Cap Core Fund          $7,133     $7,133    $7,435     $8,371      $8,427     $8,590    $15,039  $15,334    $15,302


High-Yield Fund              $7,858     $7,796    $8,099     $7,819      $7,771     $7,887    $12,833  $12,846    $12,859



Intermediate-Term U.S.      $10,456    $10,383     N/A+    $13,089     $13,247       N/A+     $17,561  $18,037       N/A+
Government Fund

California Tax-Free         $10,347    $10,247     N/A+    $12,180     $12,101       N/A+     $18,030  $18,048       N/A+
Income Fund

Municipal Bond Fund         $10,503    $10,407     N/A+    $12,404     $12,327       N/A+    $17,702  $17,760        N/A+


+The Fund did not offer Advisor Class C shares until October 1, 2003.





Investor Class Shares





                                                    1 Year                  5 Years                  10 Years
                                                    ------                  -------                  --------
 Growth Opportunities Fund                          $6,308                   $7,903                   $22,081

 Core Equity Fund                                   $7,367                   $8,091                   $22,647


 Large-Cap Value Fund                               $8,260                   $7,732                   $17,590

 Multi-Cap Core Fund                                $7,587                   $9,017                   $16,257


 High-Yield Fund                                    $8,253                   $8,277                   $13,619



 Intermediate-Term U.S.                            $10,984                  $13,807                   $18,521
 Government Fund


 California Tax-Free                               $10,876                  $12,973                   $19,243
 Income Fund

 Municipal Bond Fund                               $11,033                  $13,235                   $18,979



For the following Funds, the cumulative total returns before taxes, expressed in dollars and assuming a $10,000 initial investment, for the one-year, five-year, and since initial public offering periods ended December 31, 2002 were as follows:

Advisor Class Shares

                  1 Year                          5 Years                        Since Initial Public
                  -------                         -------                        --------------------
                                                                                 Offering
                                                                                 --------
                  Class A    Class B    Class C   Class A    Class B   Class C   Class A   Class B   Class C
                  -------    -------    -------   -------    ------    -------   -------   -------   -------

International        $7,607     $7,610    $7,930     $7,451    $7,460    $7,595    $8,868    $8,970    $8,919  *83
Fund                                                                                                           months


Balanced Fund        $8,579     $8,587     N/A+     $10,099   $10,152      N/A+   $13,081   $13,262     N/A+   *83
                                                                                                               months

Small-Cap Value      $9,046     $9,050     N/A+      $8,699    $8,696      N/A+    $13,401   $13,563    N/A+   *83
Fund                                                                                                           months


Intermediate-Term   $10,231    $10,126     N/A+     $12,537   $12,407      N/A+   $15,397   $15,350     N/A+   **106
Bond Fund                                                                                                      months


Intermediate-Term   $10,395    $10,389   $10,789    $12,203   $12,573   $12,773   $15,865   $16,605   $16,605  ***117
Municipal Bond                                                                                                   months
Fund
+The Fund did not offer Class C shares until October 1, 2003
*Inception of Fund(s) January 31, 1996
**Inception of Fund February 28, 1994
***Inception of Fund March 18, 1993




Investor Class Shares
                                                                                                Since Initial
                                               1 Year                  5 Years                 Public Offering
                                               ---------               -------               -----------------
International Fund                              $8,088                  $8,041                         $9,603  *83
                                                                                                               months
Balanced Fund                                   $9,126                 $10,877                        $14,133  *83
                                                                                                               months

Small-Cap Value Fund                            $9,624                  $9,409                        $14,512  *83
                                                                                                               months

Intermediate-Term Bond Fund                    $10,744                 $13,372                        $16,475  ***106
                                                                                                               months

Intermediate-Term Municipal Bond Fund          $10,889                 $12,773                        $16,643  ****117
                                                                                                               months
*Inception of Fund(s) January 31, 1996
**Inception of Fund April 30, 1997
***Inception of Fund February 28, 1994
****Inception of Fund March 18, 1993



Institutional Class Shares

                                               1 Year                  5 Years  Since Initial Public Offering
                                               ---------               -------  -----------------------------
International Fund                             $8,088                  $8,041                         $9,603  *83
                                                                                                               months

*Inception of Fund is January 31, 1996



For the following Funds, the cumulative total returns before taxes, expressed in dollars and assuming a $10,000 initial investment, for the one-year and since initial public offering period ended December 31, 2002 were as follows:

Advisor Class Shares
                                        1 Year                               Since Initial Public Offering
                                        Class A     Class B    Class C      Class A     Class B     Class C
                                        -------    --------    --------     -------     -------     -------
Large-Cap Growth Fund                   $6,868       $6,868      $7,157      $7,302      $7,371      $7,601     *14 months

*Inception of the Fund is October 31, 2001.


Investor Class Shares                                              Since Initial
                                         1 Year                    Public Offering
                                        -------                   -----------------
Large-Cap Growth Fund                    $7,305                   $7,773            *14 months


*Inception of the Fund is October 31, 2001.


YIELD AND EFFECTIVE YIELD

For the following Funds, the yields for the 30-day period ended December 31, 2002, before taxes were as follows:

                                                      Investor          Advisor          Advisor           Advisor
Fund                                                     Class           Class A          Class B           Class C
-----                                                    -----           -------          -------           -------
High-Yield Fund                                           9.65              8.95             8.64              8.63

Intermediate-Term U.S. Government Fund                    3.69              3.27             2.69               N/A*

Intermediate-Term Bond Fund                               4.29              3.86             3.30               N/A*

+The Fund did not offer Advisor Class C shares until October 1, 2003.

For the following Funds, the yield and tax-equivalent yield at the maximum federal tax rate of 38.6% for the
30-day period ended December 31, 2002 were as follows:




Fund                                                           Investor         Advisor           Advisor          Advisor
                                                                  Class          Class A           Class B          Class C
                                                               --------         --------          --------         ---------
California Tax-Free Income Fund*
-Yield                                                             4.38              3.87             3.45               N/A*
-Tax-Equivalent Yield                                              7.86              6.95             6.19               N/A*


*The Fund did not offer Advisor Class C shares until October 1, 2003. Maximum combined federal and California tax rate is 44.3%




                                                               Investor         Advisor           Advisor           Advisor
Fund                                                              Class          Class A           Class B           Class C
-----                                                           -------        ---------          ---------         --------
Municipal Bond Fund
-Yield                                                             4.30             3.87              3.24               N/A*
-Tax-Equivalent Yield                                              7.00             6.30              5.28               N/A*


*The Fund did not offer Advisor Class C shares until October 1, 2003.



                                                                Investor         Advisor           Advisor           Advisor
Fund                                                              Class          Class A           Class B           Class C
-----                                                           -------        ---------          ---------         --------

Intermediate-Term Municipal Bond Fund
- Yield                                                            2.95             N/A*              N/A*              N/A*
- Tax-Equivalent Yield                                             4.80             N/A*              N/A*              N/A*

*The Intermediate-Term Municipal Bond Fund did not offer Advisor Class A,
Advisor Class B, and Advisor Class C shares until March 7, 2003.


For the Money Market Fund, the yield and effective yield before taxes for the 7-day period ended December 31, 2002 were as follows:

                                                       Investor          Advisor          Advisor           Advisor
Fund                                                     Class            Class A          Class B          Class C
-----                                                  --------          --------        ---------         ---------
Money Market Fund
-Yield                                                     0.94              0.89             0.90              0.90
-Effective Yield                                           0.94              0.90             0.90              0.90


For the Tax-Free Money Market Fund, the yield, the effective yield and tax equivalent yield at the maximum federal tax rate of 38.6% for the 7-day period ended December 31, 2002 were as follows:

                                                       Investor           Advisor          Advisor           Advisor
Fund                                                      Class           Class A          Class B           Class C
-----                                                   -------           --------        ---------         ---------
Tax-Free Money Market Fund
-Yield                                                     0.78               N/A              N/A               N/A
-Effective Yield                                           0.78               N/A              N/A               N/A
-Tax-Equivalent Yield                                      1.27               N/A              N/A               N/A

In addition to average annual total returns, the Funds may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, and/or a series of redemptions, over any time period. Total return may be quoted with or without taking a Fund's sales charge on Advisor Class A shares or the CDSC on Advisor Class B shares or Advisor Class C shares into account. Excluding a Fund's sales charge on Advisor Class A shares and the CDSC on Advisor Class B and Advisor Class C shares from a total return calculation produces a higher total return figure.



CALCULATIONS

 The average annual total return before taxes on distributions is computed using the following formula:
                           1/n
                  T = [(ERV)   - 1]    x 100
                        ---
                         P

The cumulative total return, expressed in dollars, is computed using the following formula:
                     n
         ERV = P(l+T)

The cumulative total return, expressed as a percentage, is computed using the following formula:

           C  =    ERV-P       x     100
                  ------
                     P


Where:        C= cumulative total return

              T =average annual total return

              n = number of years

            ERV = ending redeemable value of a hypothetical investment of $1,000 or $10,000 at the end of a specified period of time

              P = a hypothetical initial investment of $1,000 or $10,000 (when total return is expressed in dollars)

  In making the above calculation, all dividends and capital gain distributions are assumed to be reinvested at the respective Fund's NAV on the reinvestment date, and the maximum sales charge, if any, for each class is applied.

 The average annual total return after taxes on distributions is computed using the following formula:
                      n
         ATVD =P(l +T)

Where: P = a hypothetical initial investment of $1,000 or $10,000 (when total return is expressed in dollars)

                 T= average annual total return (after taxes on distributions)

                 n = number of years

                 ATVD= ending redeemable value of a hypothetical investment of $1,000 or $10,000 at the end of aspecified period of time after taxes on fund distributions, but not after taxes on redemption of Fund shares.
 The average annual total return after taxes on distributions and redemption of Fund shares is computed using the following formula:
                       n
         ATVDR =P(l +T)

Where: P = a hypothetical initial investment of $1,000 or $10,000 (when total return is expressed in dollars)

                 T = average annual total return (after taxes on distributions and redemptions)

                 n = number of years

                 ATVDR = ending redeemable value of a hypothetical investment of
                  $1,000 or $10,000 at the end of a specified period of time after taxes on fund distributions and redemption of Fund shares.

After-tax calculations without redemption of Fund shares assume that taxes are paid on distributions at the time of the distribution, that shares were held for the entire measuring period, and that no taxes were paid on the capital appreciation of shares held. After-tax calculations with redemption of Fund shares assume that taxes are paid on distributions at the time of the distribution and that shares were sold at the end of the measuring period. After-tax calculations assume the highest individual federal income and capital gains tax rates in effect at the time the distribution is paid. State and local taxes are not considered. If there would have been a capital loss on the sale of Fund shares, the loss is recorded as a tax benefit and will increase the "with sale of Fund shares" after-tax returns. Actual after-tax returns will differ depending on your individual circumstances.

  Yield for the Intermediate-Term U.S. Government Fund, High-Yield Fund, Intermediate-Term Bond Fund and Tax-Exempt Bond Funds is computed using the following formula:

                                  6
                Yield = 2[ (a-b +1) - 1]
                            ---
                            cd
  Where:    a =  dividends and interest earned during the period

            b = expenses accrued for the period (net of reimbursements)

            c = the average daily number of shares outstanding during the period that were entitled to receive dividends

            d = the maximum offering price per share on the last day of the period

Yield for the Money Market Funds is computed using the following formula:

                         Yield = [(x-y)-z] =        Base Period Return x    365
                                --------                                   ---
                                   y                                         7

Where: x = value of one share at the end of a 7-day period y = value of one share at the beginning of a 7-day period ($1.00) z = capital changes during the 7-day period, if any

Effective yield is computed using the following formula:
                                                                           365/7
                       Effective yield = [(Base Period Return +1)    ]-1

Tax-equivalent yield is computed using the following formula:

                                     Tax-equivalent yield = [eg] + [(e(1-g)]
                                                            ----
                                                           (1-f)

Where:                               e =  yield as calculated above

                                     f = tax rate

                                     g = percentage of yield which is tax fee

During periods of declining interest rates, each Money Market Fund's yield based on amortized cost may be higher than the yield based on market valuations. Under these circumstances, a shareholder in either Money Market Fund would be able to obtain a somewhat higher yield than would result if the Fund utilized market valuations to determine its NAV. The converse would apply in a period of rising interest rates.

In addition to performance figures, the Funds may advertise their rankings as calculated by independent rating services that monitor mutual funds' performance (i.e., Thompson Financial, Lipper Inc., Morningstar, Inc., and Wiesenberger). These rankings may be among mutual funds with similar objectives and/or size or with mutual funds in general, and may be based on relative performance during periods deemed by the rating services to be representative of up and down markets. In addition, the Funds may advertise rankings which are in part based upon subjective criteria developed by independent rating services to measure relative performance. Such criteria may include methods to account for levels of risk and potential tax liability, sales commissions and expense and turnover ratios. These rating services may also base the measure of relative performance on time periods deemed by them to be representative of up and down markets. The Funds may also describe in their advertisements the methodology used by the rating services to arrive at Fund ratings. In addition, the Funds may also advertise individual measurements of Fund performance published by the rating services, including, but not limited to: a Fund's beta, standard deviations, and price earning ratio.

The Funds may occasionally reproduce articles or portions of articles about the Funds written by independent third parties such as financial writers, financial planners and financial analysts, which have appeared in financial publications of general circulation or financial newsletters (including but not limited to BARRONS, BLOOMBERG Magazine, BUSINESS WEEK, FABIANS, FORBES, FORTUNE, INVESTORS' BUSINESS DAILY, KIPLINGERS', MONEY Magazine, MORNINGSTAR MUTUAL FUNDS, MUTUAL FUNDS FORECASTER, MUTUAL FUNDS Magazine, NEWSWEEK, NO-LOAD FUNDS Magazine, NO LOAD FUND INVESTOR, NO LOAD FUNDS X, PENSIONS & INVESTMENTS, RUKEYSER'S MUTUAL FUNDS, SMART MONEY, TELESWITCH, TIME Magazine, U.S. NEWS AND WORLD REPORT, YOUR MONEY, THE WALL STREET JOURNAL and WORTH).

Each Fund may present in its advertisements and sales literature (i) a biography or the credentials of its portfolio manager (including but not limited to educational degrees, professional designations, work experience, work responsibilities and outside interests), (ii) current facts (including but not limited to number of employees, number of shareholders, business characteristics) about its investment advisor (SAM) or any sub-investment advisor, the investment advisor's parent company (Safeco Corporation) or the parent company of any sub-investment advisor, or the Safeco Family of Funds,
(iii) descriptions, including quotations attributable to the portfolio manager, of the investment style used to manage the Fund's portfolio, the research methodologies, including proprietary research methodologies of sub-advisors, underlying securities selection and a Fund's investment objective and (iv) information about particular securities held in a Fund's portfolio.

From time to time, each Fund may discuss its performance in relation to the performance of relevant indices and/or representative peer groups. Such discussions may include how a Fund's investment style (including but not limited to portfolio holdings, asset types, industry/sector weightings and the purchase and sale of specific securities) contributed to such performance.

In addition, each Fund may comment on the market and economic outlook in general, on specific economic events, on how these conditions have impacted its performance and on how the portfolio manager will or has addressed such conditions. Each Fund also may provide information on how much certain investments would return over time.

Each Stock Fund may compare its performance against the following unmanaged indices that (unless otherwise noted in the advertisement) assume reinvestment of dividends:

          AMEX (AMERICAN STOCK EXCHANGE) MAJOR MARKET INDEX-Price-weighted (high priced issues have more influence than low-priced issues) average of 20 Blue chip stocks.

          DOW JONES INDUSTRIAL AVERAGE - Price weighted average of 30 actively-traded Blue Chip stocks.

          NASDAQ PRICE INDEX - Market value weighted (impact of a component's price change is proportionate to the overall market value of the issue) index of approximately 3500 over-the-counter stocks traded on the Nasdaq.

          S&P 500 COMPOSITE STOCK PRICE INDEX - Market value weighted index of 500 stocks, most of which are listed on the New York Stock Exchange with some listed on the American Stock Exchange and Nasdaq.

          WILSHIRE 5000 EQUITY INDEX - Market value weighted index of approximately 7000 stocks including all stocks on the New York and American Exchanges.

          MORGAN STANLEY CAPITAL INTERNATIONAL EAFE INDEX - Market value weighted index of approximately 1200 companies located throughout the world.

          RUSSELL 1000 INDEX - The 1000 largest firms in the Russell 3000 Index, which is composed of the 3000 largest companies in the United States as measured by total market capitalization.

          RUSSELL 1000 GROWTH INDEX-- Measures performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

          RUSSELL 1000 VALUE INDEX - Measures performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

          RUSSELL 2000 INDEX - The 2000 smallest firms in the Russell 3000 Index, which is composed of the 3000 largest companies in the United States as measured by total market capitalization.

          RUSSELL 2000 GROWTH INDEX - Measures performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

          RUSSELL 2000 VALUE INDEX - Measures performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.


          RUSSELL 3000 INDEX - Measures performance of the 3,000 largest U.S. companies based on market capitalization.



Each Bond Fund may compare its performance against the following unmanaged indices that (unless otherwise noted in the advertisement) assume reinvestment of dividends:

          LEHMAN BROTHERS INTERMEDIATE GOVERNMENT INDEX - The Lehman Brothers Intermediate Government Index is comprised of U.S. Treasury and U.S. agency issues from its more comprehensive U.S. Aggregate Index, excluding maturities below one year and above 9.9 years.

          LEHMAN BROTHERS GOV'T/CORP. BOND INDEX -- The Lehman Brothers Gov't/Corp. Bond Index is comprised of every major U.S. government and investment-grade corporate bond with more than a year remaining until maturity.

          LEHMAN BROTHERS AGGREGATE BOND INDEX -- The Lehman Brothers Aggregate Bond Index is comprised of securities from the Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index and the Asset-Backed Securities Index.

          LEHMAN BROTHERS 7-YEAR MUNICIPAL BOND INDEX -- The Lehman Brothers 7-Year Municipal Bond Index is a total return benchmark designed for long-term municipal assets. The Index includes bonds with a minimum credit rating of BAA3, are issued as part of a deal of at least 50 million, have an amount outstanding of at least 5 million, have a maturity of six years or greater and have been issued after December 31, 1990.

          LEHMAN BROTHERS LONG MUNICIPAL BOND INDEX -- The Lehman Brothers Long Municipal Bond Index is a total return benchmark designed for long-term municipal assets. The Index includes bonds with a minimum credit rating of BAA3, are issued as part of a deal of at least 50 million, have an amount outstanding of at least 5 million, have a maturity of 22 years or greater and have been issued after December 31, 1990.comprised of municipal bonds maturing in 22 or more years.

          MERRILL LYNCH GNMA INDEX -- The Merrill Lynch GNMA Index is comprised of 132 issues of government pass-through mortgages with maturities from 15 to 30 years and par values of $100 million.

          MERRILL LYNCH HIGH-YIELD MASTER II INDEX -- The Merrill Lynch High-Yield Master II Index is comprised of outstanding debt of domestic market issuers rated below investment grade but not in default.

          MERRILL LYNCH INTERMEDIATE-TERM TREASURY INDEX -- The Merrill Lynch Intermediate-Term Treasury Index is comprised of coupon paying bonds valued at $1 billion or more with maturities between 1 to 9.9 years.

          MERRILL LYNCH U.S. TREASURY/AGENCY MASTER INDEX -- The Merrill Lynch Treasury/Agency Master Index includes U.S. dollar denominated U.S. Treasury and U.S. agency bonds issued in the U.S. domestic bond market, having at least one year remaining term to maturity, a fixed coupon schedule and a minimum amount outstanding of $1 billion for U.S. Treasuries and $150 million for U.S. agencies.

Information used in advertisements and materials furnished to present and prospective investors may include statement or illustrations relating to the appropriateness of certain types of securities and/or mutual funds to meet specific financial goals. Such information may address:

          o    costs  associated  with  aging  parents;

          o funding a college education (including its actual and estimated cost);

          o    health care expenses (including actual and projected expenses);

          o    long-term  disabilities   (including  the  availability  of,  and
               coverage provided by, disability insurance); and

          o retirement (including the availability of social security benefits, the tax treatment of such benefits and statistics and other information relating to maintaining a particular standard of living and outliving existing assets).

Such information may also address different methods for saving money and the results of such methods, as well as the benefits of investing in bond funds. Information in advertisements and materials furnished to present and prospective investors may include profiles of different types of investors (i.e., investors with different goals and assets) and different investment strategies for meeting specific goals. Such information may provide hypothetical illustrations which include: results of various investment strategies; performance of an investment in a Fund over various time periods; and results of diversifying assets among several investments with varying performance. Information in advertisements and materials furnished to present and prospective investors may also include quotations (including editorial comments) and statistics concerning investing in securities, as well as investing in particular types of securities and the performance of such securities.

INFORMATION ON DIVIDENDS FOR THE MONEY MARKET FUNDS

Because each money marketfund intends to hold its portfolio securities to maturity and expects that most of its portfolio securities will be valued at their amortized cost, realized gains or losses should not be a significant factor in the computation of net income. If, however, in an unusual circumstance, either money market fund experiences a realized gain or loss, shareholders of that Fund could receive an increased, reduced, or no dividend for a period of time. In such an event, the Money Market Trust's Board of Trustees would consider whether to adhere to its present dividend policy or to revise it in light of the then-prevailing circumstances.




MANAGEMENT OF THE FUNDS

The overall management of the business and affairs of the Funds and the Trusts are vested in the Board of Trustees for each Trust. The Trustees approve all significant agreements between the Trusts, on behalf of one or more of the Funds and persons or companies furnishing services to the Funds. The day-to-day operations of each Fund are delegated to the Officers of the Trusts and to SAM and its Sub-Advisors, subject to the objectives, restrictions and policies of the applicable Fund and to the general supervision of the Trustees. Certain Trustees and Officers of the Trusts are affiliated with SAM, Safeco Securities, Inc., Safeco Life Insurance Company and Safeco Corporation. All of each Trusts' executive Officers hold similar offices with all of the other Safeco Mutual Funds.

The Trustees and Officers of the Trusts and their principal occupations during the last five years are set forth in the table below. The standing committees of the Boards of Trustees are the Audit Committee and the Nominating and Compensation Committee.

Audit  Committee
The members of the Audit Committee are independent Trustees and include Larry L. Pinnt (Chairman), John W. Schneider, Richard E. Lundgren, Barbara J. Dingfield and Scott M. Boggs. The Audit Committee is responsible for (i) evaluating and selecting independent accountants to audit the Trusts' financial statements;
(ii) oversee the Trusts'  financial  reporting  and related  internal  controls;
(iii) determining the adequacy and effectiveness of the internal audit services provided to the Trusts by the Trusts' investment advisor or its affiliates; (iv) preapproving any permitted audit or nonaudit services provided by the independent accountants; and (v) reporting to the full Boards of Trustees on internal and external audit process and results. The Committee met six times during the last complete fiscal year and, as of October 1, five times in 2003.

Nominating and Compensation Committee
The Nominating and Compensation Committee members are independent Trustees, Barbara J. Dingfield (Co-Chair), Richard E. Lundgren (Co-Chair), Larry L.Pinnt, John W. Schneider and Scott M. Boggs. The Nominating and Compensation Committee is responsible for reviewing and recommending qualified candidates to the Trustees to fill Board vacancies and for periodically reviewing and recommending changes to the Trustee compensation plan as necessary to attract and retain qualified Trustees. Shareholders may recommend candidates to the Committee by sending written notice to any Committee member at the address shown in the following chart. The Committee met three times during the last fiscal year.

TRUSTEES AND OFFICERS

Independent (disinterested) Trustees

------------------------ ------------ ------------- ------------------------------------ -------------- -----------------
Name,                    Position(s)  Term of       Principal Occupation(s) During       Number of      Other
Address, and             Held with    Office* and    Past 5 Years                         Portfolios     Directorships
Age                      Trusts       Length of                                          in Fund        Held by Trustees
                                      Time Served                                        Complex
                                                                                         Overseen by
                                                                                         Trustee
------------------------ ------------ ------------- ------------------------------------ -------------- -----------------
------------------------ ------------ ------------- ------------------------------------ -------------- -----------------
Scott M. Boggs          Trustee       Served since  Corporate Vice President, Finance    22**           Trustee for Financial
4854 154th PL. NE                     August 8,     for Microsoft Corporation, Redmond                  Executives Research
Redmond, WA 98052                     2002          Washington, a computer software                     Foundation
                                                    company.(1993-present)                              (Industry Group)


(48)

Barbara J. Dingfield    Trustee       Served since  Consultant to corporate and          22**            Director of First
4854 154th PL. NE                     May 3,  1990  private  foundations.  From 1994 to                  Safeco Nat'l Life
Redmond,  WA 98052                                  1999 she was the Director of                         Ins. Co. of New
                                                    Community Affairs for Microsoft                      York. Trustee,
(58)                                                Corporation,  Redmond,  Washington,                  United  Way  of
                                                    a  computer software  company.                       Skagit County.
                                                    Member of the Board of Managers,                     Board Chair
                                                    Swarthmore  College  (1995-1999).                    Npower
                                                    Trustee and Board Chair of United                    (non-profit
                                                    Way of King  County  (1991-2000).                    organization
                                                    Board member, Pacific Northwest                      providing
                                                    Grantmakers Forum (1997-99).                         technology
                                                    Trustee and past Chair,  Seattle                     assistance  and
                                                    Housing  Resources  Group                            training to other
                                                    (1993-1999).                                         non-profits).  Board
                                                                                                         of Directors,  YMCA of
                                                                                                         Greater  Seattle.

Richard E.  Lundgren  Trustee         Served since  Retired in 2000 from  position as     22**           Director of First
4854 154th PL NE                      February 3,   Director of  Marketing  and                          Safeco National
Redmond,  WA 98052                    1983          Customer  Relations,                                 Life Insurance Company
(65)                                                Weyerhaeuser Company, Tacoma,                        of New York
                                                    Washington.



Larry L. Pinnt        Trustee        Served since   Retired Vice  President and Chief     22**           Director of First
4854 154th PL NE                     August 1,      Financial Officer of U.S. West                       Safeco National Life
Redmond, WA 98052                    1985           Communications, Seattle Washington                   Co. of New York.
(68)                                                                                                     Chairman of the Board of
                                                                                                         Directors of Cascade
                                                                                                         Natural Gas Corp., Seattle
                                                                                                         WA. Board Member of
                                                                                                         University of Washington
                                                                                                         Medical Center
                                                                                                         Seattle, WA

John W. Schneider    Trustee         Served since   President and owner                    22**          Director of
4854 154th PL NE                     February 3,    of Wallingford Group, Inc., Seattle,                 First Safeco National
Redmond, WA 98052                    1983           Washington, a consulting company                     Life Insurance Company
(62)                                                currently involved in the development,                of New York
                                                    repositioning, and acquisition/disposition
                                                    of real estate (1995-present)
*Term of office is age 72.
**In addition to the Funds included in this SAI, the Fund Complex includes a registered open-end management investment company that has six series fund managed by SAM.




Interested Trustee*

------------------------ ------------ ------------- ------------------------------------ -------------- -----------------
Name,                    Position(s)  Term of       Principal Occupation(s) During       Number of      Other
Address, and             Held with    Office** and  Past 5 Years                         Portfolios     Directorships
Age                      Trusts       Length of                                          in Fund        Held by Trustees
                                      Time Served                                        Complex
                                                                                         Overseen by
                                                                                         Trustee
------------------------ ------------ ------------- ------------------------------------ -------------- -----------------
------------------------ ------------ ------------- ------------------------------------ -------------- -----------------

Roger F. Harbin          Trustee      Served        Senior Vice President and Director   22***          Director of
5069 154th Place NE      and          since May     of Safeco Services Corporation and                  several direct
Redmond, WA 98052        Chairman     7, 2003       Safeco Securities, Inc. since                       and indirect
(52)                                                November 2002.  Named Director and                  subsidiaries of
                         Sr. Vice     Served        interim President of Safeco                         Safeco
                         President    since         Services Corporation, Director of                   Corporation,
                                      November,8    Safeco Asset Management Company,                    Director of
                                      2001          interim President of Safeco Mutual                  First Safeco
                                                    Funds, Director and interim                         National Life
                                                    President of Safeco Securities,                     Insurance
                                                    Inc. in 2001.  Executive Vice                       Company of New
                                                    President and Actuary of Safeco                      York
                                                    Life Insurance Company since
                                                    1998.  Senior Vice President of
                                                    Safeco Life Insurance Company from
                                                    1992 to 1998.

------------------------ ------------ ------------- ------------------------------------ -------------- -----------------
*Trustees who are defined as "interested persons" underss.2(a)(19) of the Investment Company Act of 1940.  Mr.
Harbin meets this definition due to his position as a Director of the Funds' investment advisor, SAM.
**Term of office for Trustees is age 72. Chariman is an annual appointment.
***In addition to the Funds included in this SAI, the Fund Complex includes a registered open-end management investment company that has six series funds managed by SAM.





Principal Officers who are not Trustees
----------------------------- ------------- ---------------- --------------------------------------------------------
Name,                         Position(s)   Term of Office*  Principal Occupation(s) During Past 5 Years
Address, and                  Held with     and Length of
Age                           Trusts        Time Served
----------------------------- ------------- ---------------- --------------------------------------------------------
----------------------------- ------------- ---------------- --------------------------------------------------------
Kevin A. Rowell               President     Served since      President of Safeco Securities, Inc. and Safeco Services
4854 154th Pl NE                            September 16,     Corp., effective September 16, 2002. Managing
Redmond, WA 98052                           2002              Director of Global Relationships for Alliance Capital
(42)                                                          Management in New York from 1998-2002. Prior to 1998, European director for Corporate Development at Putnam Investments.



----------------------------- ------------- ---------------- --------------------------------------------------------



Ronald L. Spaulding           Vice          Served since     Chairman of Safeco Asset Management Company; Treasurer
Two Union Square              President     August 3, 1995   and Chief Investment Officer of Safeco Corporation;
601 Union Street                                             Vice President of Safeco Insurance Companies;
25th Floor                                                   Director, Vice President and Treasurer of First Safeco
Seattle, WA 98101                                            National Life Insurance Company of New York; former
(59)                                                         Senior Portfolio Manager of Safeco insurance companies
                                                             and Portfolio Manager for Safeco Mutual Funds. See
                                                             table under "Investment Advisory and Other Services."
----------------------------- ------------- ---------------- --------------------------------------------------------
David H. Longhurst            Vice          Served since     Vice President, Treasurer, Controller and Secretary of
4854 154th PL NE              President,    August 7, 1997   Safeco Asset Management Company; Vice President,
Redmond, WA 98052             Treasurer,                     Controller, Secretary and Treasurer of Safeco Services
(46)                          Secretary,                     Corporation;  Vice President, Controller,
                              Controller                     Treasurer, Secretary and Financial Principal of Safeco
                                                             Securities, Inc., since July 2000.  Treasurer, Controller,
                                                             Secretary and Financial Principal of Safeco Investment
                                                             Services, Inc., since March 2000. Assistant
                                                             Controller of Safeco Securities, Inc., Safeco Services
                                                             Corporation and Safeco Asset Management Company from
                                                             1996 to June 2000.



----------------------------- ------------- ---------------- --------------------------------------------------------
-------------------------- ------------- ------------------- --------------------------------------------------------
David N. Evans                Assistant     Served sinc      Former Controller and Assistant Controller of Rosetta
4854 154th Pl NE              Controller    November 7,      Inpharmatics from 2001-2002 and 2000-2001,
Redmond, WA 98052                           2002             respectively.  From 1994-2000 he worked
(31)                                                         at PricewaterhouseCoopers LLP,
                                                             where he focused on financial services.

-------------------------- ------------- ------------------- --------------------------------------------------------

---------------------------- ------------- ---------------- --------------------------------------------------------
Stephen D. Collier            Assistant     Served since     Director of Taxation and Assistant Vice President of
Safeco Plaza                  Secretary     February 5,      Safeco Corporation; Assistant Secretary of Safeco
4333 Brooklyn Ave NE                        1998             Asset Management Company, Safeco Securities, Inc. and
Seattle, WA  98185                                           Safeco Services Corporation.  He has been an executive
(51)                                                         officer of Safeco Corporation and subsidiaries since
                                                                           1991.
----------------------------- ------------- ---------------- --------------------------------------------------------
----------------------------- ------------- ---------------- --------------------------------------------------------
Susan Tracey                  Assistant     Served since     Tax Manager for Safeco Corporation. Assistant
Safeco Plaza                  Secretary     August 3, 2000   Secretary of Safeco Asset Management Company, Safeco
4333 Brooklyn Ave NE                                         Securities, Inc. and Safeco Services Corporation. She
Seattle, WA  98185                                           has been employed by Safeco Corporation since 1987.
(54)

----------------------------- ------------- ---------------- --------------------------------------------------------
*Annual Appointment


Trustee Ownership of Fund Shares as of December 31, 2002:

----------------------------- --------------------------------------------- -----------------------
Independent Trustee                                                         Aggregate Dollar
                                                                            Range of Equity
                              Dollar Range of Equity Securities in a Fund   Securities in All
                                                                            Funds in Fund Complex
                                                                            Overseen by the
                                                                            Trustee
----------------------------- --------------------------------------------- -----------------------
----------------------------- ---------------------------------- ---------- -----------------------
                               Name of Fund                           Range*
----------------------------- ---------------------------------- ---------- -----------------------
----------------------------- ---------------------------------- ---------- -----------------------
Scott M. Boggs                 Balanced Fund                            D          Over $100,000
                               Municipal Bond Fund                      E
                               Intermediate-Term Municipal Bond Fund    E
                               Money Market Fund                        B

-------------------------- ---------------------------------- ---------- -----------------------
----------------------------- ---------------------------------- ---------- -----------------------
Barbara J. Dingfield           Growth Opportunities Fund                C           Over $100,000
                               Core Equity Fund                         D
                               Large-Cap Value Fund                     C
                               Municpal Bond Fund                       C
--------------------------------------------------------------------------------------------------------
Richard E. Lundgren            Growth Opportunities Fund                E           Over $100,000
                               Core Equity Fund                         C
                               Multi-Cap Core Fund                      C
                               International Fund                       B
                               Small-Cap Value Fund                     C
                               High-Yield Fund                          C
                               Intermediate-Term US Government Fund     C
                               Intermediate-Term Municipal Bond Fund    C
                               Municipal Bond Fund                      E
                               Tax-Free Money Market Fund               B
--------------------------------------------------------------------------------------------------------
Larry L. Pinnt                 Multi-Cap Core Fund                      E           Over $100,000
                               Municipal Bond Fund                      E
                               Tax-Free Money Market Fund               D
--------------------------------------------------------------------------------------------------------

----------------------------- ---------------------------------- ---------- -----------------------
----------------------------- ---------------------------------- ---------- -----------------------
John W. Schneider              Growth Opportunities Fund                C           Over $100,000
                               Core Equity Fund                         D
                               Large-Cap Value Fund                     C
                               Multi-Cap Core Fund                      C
                               International Fund                       B
                               Balanced Fund                            B
                               Small-Cap Value Fund                     B
                               Large-Cap Growth Fund                    B
                               High-Yield Fund                          B
                               Intermediate-Term U.S. Government Fund   B
                               Municipal Bond Fund                      C
                               Money Market Fund                        B
----------------------------- --------------------------------------------- -----------------------
Interested Trustee                                                          Aggregate Dollar
                                                                            Range of Equity
                              Dollar Range of Equity Securities in a Fund   Securities in All
                                                                            Funds in Fund Complex
                                                                            Overseen by the
                                                                            Trustee
----------------------------- --------------------------------------------- -----------------------
----------------------------- ---------------------------------- ---------- -----------------------
                              Name of Fund                       Range*
----------------------------- ---------------------------------- ---------- -----------------------
----------------------------- ---------------------------------- ---------- -----------------------
Roger Harbin                  Large-Cap Value Fund                    C          E
                              Core Equity Fund                        D
                              Municipal Bond Fund                     C

----------------------------- ---------------------------------- ---------- -----------------------

*CATEGORIES

A. $0 (Fund name is not listed in this presentation unless the Trustee owns Fund shares.)
B. $1-$10,000
C. $10,001-$50,000
D. $50,001-$100,000
E. over $100,000



Interrelated Board Service:

Each Trustee is also a Trustee for the Safeco Resource Series Trust with six series funds that are advised by SAM. Each Trustee other than Mr. Boggs, is a Director of First Safeco National Life Insurance Company of New York, an indirect subsidiary of Safeco Corporation.



Compensation Table for Trustees for the Fiscal Year ended December 31, 2002

                                                                           Pension or                      Total Compensation
                                                                           Retirement       Estimated       From Registrant
                                                          Aggregate          Benefits          Annual         and Fund
Independent                                          Compensation from    Accrued As Part   Benefits Upon      Complex
Trustee                Trust                             Registrant     of Fund Expenses      Retirement     Paid to Trustees
-------                -----                             ----------          --------      ----------     -------------------
Scott M. Boggs*        Common Stock                         $12,018               N/A             N/A
                       Taxable Bond                          $3,154               N/A             N/A
                       Tax-Exempt Bond                       $3,879               N/A             N/A
                       Managed Bond                          $1,015               N/A             N/A
                       Money Market                          $2,508               N/A             N/A
                       Total Compensation                                         N/A             N/A              $29,500

Barbara J. Dingfield   Common Stock                         $16,752               N/A             N/A
                       Taxable Bond                          $4,252               N/A             N/A
                       Tax-Exempt Bond                       $4,972               N/A             N/A
                       Managed Bond                          $1,372               N/A             N/A
                       Money Market                          $3,132               N/A             N/A
                       Total Compensation                                         N/A             N/A              $40,000

Richard E. Lundgren    Common Stock                         $16,752               N/A             N/A
                       Taxable Bond                          $4,252               N/A             N/A
                       Tax-Exempt Bond                       $4,972               N/A             N/A
                       Managed Bond                          $1,372               N/A             N/A
                       Money Market                          $3,132               N/A             N/A
                       Total Compensation                                         N/A             N/A              $40,000

Larry L. Pinnt         Common Stock                         $16,752               N/A             N/A
                       Taxable Bond                          $4,252               N/A             N/A
                       Tax-Exempt Bond                       $4,972               N/A             N/A
                       Managed Bond                          $1,372               N/A             N/A
                       Money Market                          $3,132               N/A             N/A
                       Total Compensation                                                                          $40,000

John W. Schneider      Common Stock                         $16,543               N/A             N/A
                       Taxable Bond                          $4,199               N/A             N/A
                       Tax-Exempt Bond                       $4,910               N/A             N/A
                       Managed Bond                          $1,355               N/A             N/A
                       Money Market                          $3,093               N/A             N/A
                       Total Compensation                                                                          $39,500

*Mr. Boggs was appointed to the Board effective August 8, 2002.


                                                                           Pension or                      Total Compensation
                                                                           Retirement       Estimated       From Registrant
                                                          Aggregate          Benefits          Annual         and Fund
Interested                                           Compensation from    Accrued As Part   Benefits Upon      Complex
Trustee                Trust                             Registrant     of Fund Expenses      Retirement     Paid to Trustees
-------                -----                             ----------          --------      ----------     -------------------
Roger F. Harbin        Common Stock                             N/A               N/A             N/A
                       Taxable Bond                             N/A               N/A             N/A
                       Tax-Exempt Bond                          N/A               N/A             N/A
                       Managed Bond                             N/A               N/A             N/A
                       Money Market                             N/A               N/A             N/A
                       Total Compensation                       N/A               N/A             N/A                   $0



At August 31, 2003, the Trustees and Officers of each Trust as a group owned less than 1% of the outstanding shares of each Fund.

Mr. Harbin is an officer of various Safeco companies and is not compensated by the Trusts. Similarly, the Officers of the Trusts receive no compensation for their services as Officers.

Currently, there is no pension, retirement, or other plan or any arrangement pursuant to which Trustees or Officers of the Trusts are compensated by the Trusts.

Under policies adopted by the Trusts, the initial sales charge on Advisor Class A shares of the Trusts' series funds are waived for current and retired officers, directors, trustees and employees of any of the Trusts, or of Safeco Corporation or its affiliates. Amounts collected from initial sales charges are used to compensate brokers and their sales representatives for their sales efforts - including time spent educating their clients about the Safeco Mutual Funds and advising them as to the Funds appropriate to meet their investment goals - an incentive to sell shares of the Funds to their clients for whom such Funds would be appropriate investments. These services and incentives are not believed to be necessary with respect to sales to the Trustees and Officers of the Trusts or to other Safeco affiliates.


CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS OF CERTAIN FUNDS


At August 31, 2003, Safeco Corporation directly, or through its wholly owned subsidiaries, controlled the International, Balanced, Large-Cap Growth, Intermediate-Term Bond, Intermediate-Term Municipal Bond, and Money Market Funds. Safeco Corporation is a Washington corporation and a holding company whose primary subsidiaries are engaged in the insurance and financial services businesses. Safeco Corporation has its principal place of business at Safeco Plaza, Seattle, WA 98185.

At August 31, 2003, Safeco Corporation owned 22.29% of the International Fund's outstanding shares; 31.20% of the Balanced Fund's outstanding shares; 89.87% of the Large-Cap Growth Fund's outstanding shares; 38.49% of the Intermediate-Term Bond Fund's outstanding shares; and 27.53% of the Intermediate-Term Municipal Bond Fund's outstanding shares.

At August 31, 2003, Wells Fargo & Company, through its subsidiary Wells Fargo Bank, N.A., controlled 27.11% of the International Fund's outstanding shares and 33.86% of the Small-Cap Value Fund's outstanding shares. Wells Fargo Bank, N.A, is Trustee for Safeco 401(k) Savings Plan. Wells Fargo & Company is organized under the laws of Delaware and is registered as a financial holding company under the Bank Holding Act of 1956, as amended, and registered under the Gramm-Leach-Bliley Act. Its principal executive offices are at 420 Montgomery Street, San Francisco, California 94163.

Principal shareholders of a Fund may influence the outcome of a shareholder vote. However, on each proposal or sub-proposal, Fund shares controlled by Safeco Corporation will be voted pro rata in accordance with the vote cast by other shareholders of the applicable Fund.

Security Ownership of Certain Beneficial Owners and Management

The following table sets forth certain information provided to the Funds or contained in filings with the SEC regarding the beneficial ownership of shares of each Fund as of August 31, 2003 by each person who is known by each Fund to own beneficially, or exercise control or direction over, 5% or more of the outstanding shares of each Fund.

     Growth Opportunities Fund

      Name of Beneficial Owner                        Number of Shares            Percent of Fund
      ------------------------                        ----------------            ---------------
      National Financial Services Corp.               1,555,657.276               6.65%
      for the Exclusive Benefit of Our
      Customers
      Attn.:  Mutual Funds Dept. 5th Fl.
      200 Liberty St., 1 World Financial Center
      New York, NY  10281-1003


      Charles Schwab & Co. Inc.                       4,914,081.910               20.99%
      Exclusive Benefit of Its Customers
      Attn:  Mutual Fund Department
      101 Montgomery Street
      San Francisco, CA  94104-4122

     Core Equity Fund

      Name of Beneficial Owner                        Number of Shares            Percent of Fund
      ------------------------                        ----------------            ---------------
      Charles Schwab & Co. Inc.                       8,735,183.036               18.66%
      Exclusive Benefit of Its Customers
      Attn:  Mutual Fund Department
      101 Montgomery Street
      San Francisco, CA  94104-4122
     Large-Cap Value Fund

      Name of Beneficial Owner                        Number of Shares            Percent of Fund
      ------------------------                        ----------------            ---------------
      Charles Schwab & Co. Inc.                       579,966.717                 6.88%
      Exclusive Benefit of Its Customers
      Attn:  Mutual Fund Department
      101 Montgomery Street
      San Francisco, CA  94104-4122

      Wells Fargo & Company                           470,341.667                 5.58%
      420 Montgomery Street
      San Francisco, California 94163.

     Multi-Cap Core Fund

      Name of Beneficial Owner                        Number of Shares            Percent of Fund
      ------------------------                        ----------------            ---------------
      Safeco Corp.                                    450,000.000                 10.20%
      Safeco Plaza
      Seattle, WA  98185

     International Fund

      Name of Beneficial Owner                        Number of Shares            Percent of Fund
      ------------------------                        ----------------            ---------------
      Safeco Corp.                                    668,918.919                 20.85%
      Safeco Plaza
      Seattle, WA  98185
      Wells Fargo & Company                           869,846.232                 27.11%
      420 Montgomery Street
      San Francisco, California 94163

     Balanced Fund

      Name of Beneficial Owner                        Number of Shares            Percent of Fund
      ------------------------                        ----------------            ---------------
      Safeco Corp.                                    500,000.000                 30.05%
      Safeco Plaza
      Seattle, WA  98185

     Small-Cap Value Fund

      Name of Beneficial Owner                        Number of Shares            Percent of Fund
      ------------------------                        ----------------            ---------------
      Wells Fargo & Company                           972,554.055                 33.86%
      420 Montgomery Street
      San Francisco, California 94163

      Charles Schwab & Co. Inc.                       277,977.624                 9.68%
      Exclusive Benefit of Its Customers
      Attn:  Mutual Fund Department
      101 Montgomery Street
      San Francisco, CA  94104-4122

      National Financial Services Corp.               186,800.431                 6.50%
      for the Exclusive Benefit of Our
      Customers
      Attn.:  Mutual Funds Dept. 5th Fl.
      200 Liberty St., 1 World Financial Center
      New York, NY  10281-1003





     Large-Cap Growth Fund

      Name of Beneficial Owner                        Number of Shares            Percent of Fund
      ------------------------                        ----------------            ---------------
      Safeco Corp.                                    500,000.000                 83.82%
      Safeco Plaza
      Seattle, WA 98185

     High-Yield Fund

      Name of Beneficial Owner                        Number of Shares            Percent of Fund
      ------------------------                        ----------------            ---------------
      Charles Schwab & Co. Inc.                       1,113,950.528               16.05%
      Exclusive Benefit of Its Customers
      Attn:  Mutual Fund Department
      101 Montgomery Street
      San Francisco, CA 94104-4122

      National Financial Services Corp.               727,229.696                 10.48%
      for the Exclusive Benefit of Our
      Customers
      Attn.:  Mutual Funds Dept. 5th Fl.
      200 Liberty St., 1 World Financial Center
      New York, NY  10281-1003


      Wells Fargo & Company                           389,843.589                 5.62%
      420 Montgomery Street
      San Francisco, California 94163

      Intermediate-Term U.S. Government Fund

      Name of Beneficial Owner                        Number of Shares            Percent of Fund
      ------------------------                        ----------------            ---------------
      Charles Schwab & Co. Inc.                       624,359.170                 10.80%
      Exclusive Benefit of Its Customers
      Attn:  Mutual Fund Department
      101 Montgomery Street
      San Francisco, CA  94104-4122

     Intermediate-Term Bond Fund
      Name of Beneficial Owner                        Number of Shares            Percent of Fund
      ------------------------                        ----------------            ---------------
      Safeco Corp.                                    428,179.499                 36.48%
      Safeco Plaza
      Seattle, WA 98185
      Safeco Trust Company Custodian                  59,931.782                  5.11%
      Theodore R. Lundberg IRA R/O
      305 NW 200th ST
      Shoreline WA 98177-2518

     California Tax-Free Income Fund

      Name of Beneficial Owner                        Number of Shares            Percent of Fund
      ------------------------                        ----------------            ---------------
      Charles Schwab & Co. Inc.                       1,484,494.756               20.86%
      Exclusive Benefit of Its Customers
      Attn:  Mutual Fund Department
      101 Montgomery Street
      San Francisco, CA 94104-4122




     Municipal Bond Fund

      Name of Beneficial Owner                        Number of Shares            Percent of Fund
      ------------------------                        ----------------            ---------------
      Charles Schwab & Co. Inc.                       2,111,627.805               5.29%
      Exclusive Benefit of Its Customers
      Attn:  Mutual Fund Department
      101 Montgomery Street
      San Francisco, CA  94104-4122

     Intermediate-Term Municipal Bond Fund
      Name of Beneficial Owner                       Number of Shares             Percent of Fund
      ------------------------                       ----------------             ---------------
      Safeco Corp.                                   397,433.558                  25.80%
      Safeco Plaza
      Seattle, WA  98185

      Charles Schwab & Co. Inc.                      126,337.782                  8.20%
      Exclusive Benefit of Its Customers
      Attn:  Mutual Fund Department
      101 Montgomery Street
      San Francisco, CA  94104-4122

      William A. Helsell                             136,391.089                  8.85%
      10653 Culpepper Ct. N.W.
      Seattle, WA  98177-5319

     Money Market Fund

      Name of Beneficial Owner                       Number of Shares             Percent of Fund
      ------------------------                       ----------------             ---------------
      Allegeny Energy, Inc.                          31,951,331.62                7.58%
      10435 Downsville Pike
      Hagerstown, MD  21740-1766

      The Williams Companies, Inc.                   102,549,649.310              24.60%
      ATTN: Lenore Dubaldo
      One Williams Center
      Tulsa, OK  74172-0140

      WilTel Communications                          55,084,565.720               13.21%
      One Williams Center
      Tulsa, OK  74172



INVESTMENT ADVISORY AND OTHER SERVICES

Safeco Asset Management Company (SAM), Safeco Securities, Inc. ("Safeco Securities") and Safeco Services Corporation ("Safeco Services") are wholly owned subsidiaries of Safeco Corporation. SAM is the investment advisor for each Fund, Safeco Securities is the principal underwriter of each Fund, and Safeco Services is the transfer, dividend and distribution disbursement and shareholder servicing agent of each Fund.

Code of Ethics. Section 17(j) of the Investment Company Act of 1940 (the "Act") generally prohibits the principal underwriter of a mutual fund, and any person affiliated with a mutual fund company, its investment advisor or principal underwriter, from engaging in any fraudulent conduct in connection with the person's purchase or sale of securities held or to be acquired by the fund. Each of the Trusts and their investment advisor and principal underwriter have adopted a joint Code of Ethics ("Code") under Rule 17j-1 of the Act, relating to the personal investment activities of Safeco Mutual Funds personnel. In addition, the investment Sub-Advisors to the International Fund and to the Large-Cap Growth Fund have each adopted a Code of Ethics relating to the personal investment activities of its respective personnel.

A copy of each Trust's Code is publicly filed with the Securities and Exchange Commission (SEC) as an exhibit to the Trust's registration statement, and a copy of each Sub-Advisor's Code of Ethics is publicly filed with the SEC as an exhibit to the Safeco Common Stock Trust's registration statement, and copies of each are available from the SEC. The Codes can be reviewed and copied at the SEC's Public Reference Room in Washington D.C., are available on the EDGAR database on the SEC's Internet site at http://www.sec.gov., or may be obtained from the SEC (after paying a copying fee) by electonic request at the following email address: publicinfo@sec.gov, or by writing to the SEC at SEC Public Reference Section, Washington, D.C. 20549-0102. For information on the operation of the SEC's Public Reference Room, call the SEC at 1-202-942-8090.

The Code generally permits fund personnel to invest in securities for their own accounts, but regulates such investments by (i) individuals whose job functions involve either making or participating in securities transactions, or making or participating in recommendations concerning securities purchases or sales, and
(ii) those employees who in the course of their job functions are able to obtain information regarding a Fund's purchases or sales of securities ("access persons"). The Code (1) requires access persons to preclear securities trades, other than transactions involving open-end mutual fund shares and securities of certain government issuers, or transactions meeting certain de minimus amounts or other facts and circumstances determined by the Chief Investment Officer or the General Counsel to be exempt; (2) prohibits access persons from purchasing or selling any security they know is being purchased or sold, or considered for purchase or sale, by any series fund of the Trusts; and (3) requires access persons to comply with certain annual and quarterly reporting requirements relating to their securities holdings and transactions during the period.

In addition, the Code broadly bars all fund personnel from (1) engaging in personal trading when in possession of information concerning Fund trading decisions, (2) participating in any transaction involving a conflict of interest giving rise to a pecuniary interest in a transaction to which any investment client is a party, or in transactions which would create any personal benefit,
(3) accepting gifts or favors from any person who seeks to do business with the Trusts or any of their series Funds, or with SAM or Safeco Securities. These prohibitions are not restricted to the group of Fund "access persons".

Each Sub-Advisor's Code of Ethics generally permits employees to invest in securities for their own accounts, but employees are not permitted to make such investments until first seeking the written approval of the firm's designated Compliance Officer. Such approval will generally not be granted (1) where the firm intends to purchase or sell the same security for a client account within seven days of the intended personal transaction, (2) where there is a pending order in the same security for any client, or (3) where the employee would profit from "short-term dealing" (purchase and sale within 60 days of one another) in the security. The Code of Ethics prohibits the Sub-Advisor's employees from participating in intial public offerings, and requires employees to disclose any ownership interest in a privately-held company if any investment in the same company is being considered for a client. In addition, the Code of Ethics requires the Sub-Advisors' employees to disclose their securities holdings within 10 days after they become employed at the firm, to report all securities holdings to the Compliance Officer on an annual basis, and to conduct all transactions through an associated broker.

Investment Advisory Services. Each Trust has entered into an investment management contract with the Advisor (the "Advisory Agreement"). Pursuant to the Advisory Agreement, the Advisor, in conjunction with a Sub-Advisor for certain funds will: (a) furnish continuously an investment program for a Fund and determine which investments should be purchased, held, sold or exchanged and (b) provide supervision over all aspects of a Fund's operations except those which are delegated to a custodian, transfer agent or other agent.

For certain Funds, the Advisor has entered into Sub-Advisory Agreements. Under these agreements the Sub-Advisor, subject to the oversight of the Advisor, is responsible for managing the investment operations of the Fund, and determining which investments should be purchased, held, sold or exchanged. The Sub-Advisor of a Fund maintains records, reports, and other information of the Fund at its address of record to the extent such information is not maintained by SAM. Such records are available to and accessible by the Fund and SAM.

With respect to the International Fund, SAM has a Sub-Advisory Agreement with Bank of Ireland Asset Management (U.S.) Limited ("Sub-Advisor"). The Sub-Advisor's address of record is its headquarters located at 26 Fitzwilliam Place, Dublin, Ireland, and its U.S. office at 2 Greenwich Plaza, Greenwich, Connecticut. The Sub-Advisor is a direct, wholly owned subsidiary of Bank of Ireland Asset Management Limited (an investment advisory firm) that is located at 26 Fitzwilliam Place, Dublin, Ireland. The Sub-Advisor is an indirect, wholly owned subsidiary of Bank of Ireland (a holding company whose primary subsidiaries are engaged in banking, insurance, securities and related financial services), which is located at Lower Baggot Street, Dublin, Ireland. Bank of Ireland and its affiliates manage assets for clients worldwide in excess of $49 billion as of December 31, 2002. SAM paid the Sub-Advisor sub-advisory fees of ..60% of the average daily net assets of the International Fund for the year ended December 31, 2002.

With respect to the Large-Cap Growth Fund, SAM has a Sub-Advisory Agreement with Dresdner RCM Global Investors LLC ("Sub-Advisor"), an indirect wholly owned subsidiary of Dresdner Bank AG ("Dresdner"), which in turn is a wholly owned subsidiary of Allianz AG ("Allianz"). Allianz is an international financial services company whose address of record is its principal executive offices that are located at Koeniginstrasse 28, D-80802, Munich, Germany. As of December 31, 2002, Dresdner RCM Global Investors LLC has approximately $44.8 billion in assets under management and advice. SAM paid the Sub-Advisor sub-advisory fees of 0.35% of the average daily net assets of the Large-Cap Growth Fund for the year ended December 31, 2002.

The Advisory Agreement and Sub-Advisory Agreements continue in effect from year to year, provided that its continuance is approved annually both by (i) the holders of a majority of the outstanding voting securities of the Trust or by the Trustees, and (ii) a majority of the Trustees who are not parties to the Agreement or "interested persons" of any such parties. The agreements may be terminated on 60 days written notice by any party or by a vote of a majority of the outstanding voting securities of each affected Series and will terminate automatically if assigned. The Sub-Advisory Agreement terminates automatically upon the termination of the Advisory Agreement.

Boards of Trustees' Oversight and Review of Investment Advisory Agreements

The Trusts' Boards of Trustees are responsible for overseeing the performance of the Funds' Investment Advisor and Sub-Advisors and determining whether to approve the renewal of the Advisory Agreements and Sub-Advisory Agreements. The Advisor provides the Boards with certain information the Boards have deemed important to evaluating the short and long-term performance of the Advisor and Sub-Advisors. This information includes periodic performance analysis and status reports from the Advisor and quarterly portfolio and investment performance reports. The Funds' portfolio managers meet with the Boards from time to time to discuss the management and performance of the Funds and respond to the Boards' questions concerning the performance of the Advisor and Sub-Advisors.

In determining to renew the Funds' Advisory Agreements and any Sub-Advisory Agreements, the independent Trustees requested in advance of the August 2003 Trustees' meetings, additional information to supplement performance information routinely provided throughout the year. This information included the existing Advisory Agreements and performance results for each Fund in comparison to their respective indexes and comparable funds in the industry from data provided by the Advisor and Sub-Advisor as well as published information from Lipper, Inc. and Morningstar, Inc. The Trustees reviewd this information in detail with management at the August 2003 Boards of Trustees' meetings in connection with separate reports prepared by Management and Morningstar, Inc., including a market analysis for each of the Funds. In addition, the Boards considered the Advisor's performance improvement initiatives including risk analysis as well as overall performance measurements, peer review, oversight of Sub-Advisors and alignment of portfolio manager assignments in light of changes to several Funds approved by the Boards of Trustees in June 2003, including but not limited to name and investment strategy changes of some Funds, decisions to liquidate two Funds, and a decision to initiate a proxy vote on a proposal to merge the Intermediate-Term U.S. Treasury Fund with the U.S. Government Fund.

The Trustees also reviewed the reasonableness of the fees in connection with the Advisory and Sub-Advisory Agreements by comparing the Advisor's fees, revenues, expenses and pre-tax profits to industry medians. The Boards all considered information concerning management's analysis of how cost allocations for Safeco corporate resources provided to the Advisor and distribution plans are expected to impact advisory services and expenses as well as an additional voluntary fee waiver for some Funds by SAM.

After reviewing and discussing the above information with independent legal counsel present, the Boards approved the renewal of existing Advisory and Sub-Advisory Agreements.

The following individuals have the following positions and offices with the Trusts, SAM, Safeco Securities and Safeco Services:



Name                       Trusts                  SAM                    Safeco Securities        Safeco Services
----                       ------                 -----                   ----------------         ---------------
R.F. Harbin                Chairman,              Director                Director and             Director and Sr.
                           Trustee and                                    Sr. Vice President       Vice President
                           Sr. Vice President

K.A. Rowell                President and          -------------           President                President
                           Principal
                           Executive Officer

D.H. Longhurst             Vice President,         Vice President,        Vice President,          Vice President,
                           Treasurer,              Treasurer,             Treasurer,               Treasurer,
                           Controller,             Controller, and        Controller,              Controller, and
                           Secretary and           Secretary              Secretary, and           Secretary
                           Principal Financial                            Financial
                           Officer                                        Principal

R.L.Spaulding              Vice President          Chairman and           Director                 Director
                                                   Director

S.C. Bauer                 ------------            President and           ------------            ------------
                                                   Director

D. Evans                   Assistant Controller    ------------            ------------            ------------


S.D. Collier               Assistant Secretary     Assistant Secretary     Assistant Secretary     Assistant Secretary

S. Tracey                  Assistant Secretary     Assistant Secretary     Assistant Secretary     Assistant Secretary


Mr. Harbin is an Executive Vice President and Actuary of Safeco Life Insurance Company. Mr. Spaulding is the Treasurer and a Vice President of Safeco Corporation. Messrs. Harbin and Spaulding are also Directors of other Safeco Corporation subsidiaries.

In connection with its investment advisory contract with each Trust, SAM furnishes or pays for all facilities and services furnished or performed for or on behalf of each Trust and each Fund, which includes furnishing office facilities and personnel to manage each Trust's and each Fund's affairs and paying certain expenses.

The Trust Instrument of each Trust provides that each Trust will indemnify its Trustees and its Officers against liabilities and expenses reasonably incurred in connection with litigation in which they may be involved because of their offices with the Trusts, unless it is adjudicated that they engaged in bad faith, willful misfeasance, gross negligence, or reckless disregard of the duties involved in the conduct of their offices. In the case of settlement, such indemnification will not be provided unless it has been determined: by a court or other body approving the settlement, by a majority of a quorum of Trustees who are neither interested persons of the Trust nor are parties to the proceeding, based upon a review of readily available facts (rather than a trial-type inquiry), or in a written opinion of independent counsel, that such Officers or Trustees have not engaged in willful misfeasance, bad faith, gross negligence, or reckless disregard of their duties.

SAM also serves as the investment advisor for other investment companies in addition to the Funds. Several of these investment companies have investment objectives similar to those of certain Funds. It is therefore possible that the same securities will be purchased for both a Fund and another investment company advised by SAM. When two or more Funds advised by SAM are simultaneously engaged in the purchase or sale of the same security, the prices and amounts will be allocated in a manner considered by the Officers of the Funds involved to be equitable to each Fund. It is expected that the opportunity to participate in volume transactions will produce better executions and prices for a Fund, generally. In some cases, the price of a security allocated to one Fund may be higher or lower than the price of a security allocated to another Fund.

For the services and facilities furnished by SAM, each Fund has agreed to pay an annual fee computed on the basis of the average market value of the net assets of each Fund ascertained each business day and paid monthly in accordance with the following schedules. The reduction in fees occurs only at such time as the respective Fund's net assets reach the dollar amounts of the break points and applies only to those assets that fall within the specified range. Each Fund bears all expenses of its organization and operations not specifically assumed by SAM.




FUND                                      NET ASSETS                           ANNUAL FEE
----                                      ----------                           ----------
Growth Opportunities, Core Equity, Large- $0 - $250,000,000                    .70 of 1%
Cap Value, Multi-Cap Core,                $250,000,001 - $750,000,000          .65 of 1%
Balanced and U.S. Value                   $750,000,001 - $1,250,000,000        .60 of 1%
                                          Over $1,250,000,00                   .55 of 1%
----------------------------------------- ------------------------------------ ----------------------

International*                            $0 - $250,000,000                    1.00 of 1%

                                          $250,000,001 - $750,000,000          .90 of 1%

                                          Over $750,000,000                    .80 of 1%
----------------------------------------- ------------------------------------ ----------------------

Small-Cap Value                          $0 - $250,000,000                    .75 of 1%

                                          $250,000,001 - $750,000,000          .70 of 1%

                                          $750,000,001 - $1,250,000,000        .65 of 1%

                                          Over $1,250,000,000                  .60 of 1%


----------------------------------------- ------------------------------------ ----------------------
----------------------------------------- ------------------------------------ ----------------------

FUND                                      NET ASSETS                           ANNUAL FEE
----------------------------------------- ------------------------------------ ----------------------


Large-Cap Growth                          $0 - $250,000,000                    .80 of 1%

                                          $250,000,001 - $750,000,000          .75 of 1%

                                          $750,000,001 - $1,250,000,000        .70 of 1%

                                          Over $1,250,000,000                  .65 of 1%
----------------------------------------- ------------------------------------ ----------------------

High-Yield                                $0 - $250,000,000                    .65 of 1%

                                          $250,000,001 - $750,000,000          .55 of 1%

                                          Over $750,000,000                    .50 of 1%
----------------------------------------- ------------------------------------ ----------------------

Intermediate-Term U.S. Government         $0 - $250,000,000                    .55 of 1%

                                          $250,000,001 - $750,000,000          .50 of 1%

                                          $750,000,001 - $1,250,000,000        .45 of 1%

                                          Over $1,250,000,000                  .40 of 1%
----------------------------------------- ------------------------------------ ----------------------
Intermediate-Term Bond                    $0 - $750,000,000                    .50 of 1%
                                          $750,000,001 - $1,250,000,000        .45 of 1$
                                          Over $1,250,000,000                  .40 of 1%
-----------------------------------------------------------------------------------------------------
                                          $0 - $250,000,000                    .50 of 1%
California Tax-Free Income, Municipal     $250,001 - $750,000,000              .45 of 1%
Bond, and Intermediate-Term Municipal     Over $750,000,000                    .40 of 1%
Bond
----------------------------------------- ------------------------------------ ----------------------
                                          $0 - $250,000,000                    .50 of 1%
Money Market and Tax-Free Money Market    $250,000,001 - $750,000,000          .45 of 1%
                                          $750,000,001 - $1,250,000,000        .40 of 1%
                                          Over $1,250,000,000                  .35 of 1%

*Under the sub-advisory agreement between SAM and a Sub-Advisor, the Sub-Advisor is responsible for providing investment research and advice used to manage the investment portfolio of the Fund. In return, SAM (and not the respective Fund) pays the Sub-Advisor a fee in accordance with the following schedule:


         Fund                                        Net Assets                         Annual Fee
         ------------------------------------------ ----------------------------------- -----------------------
         International Fund                         $0 - $50,000,000                    .60 of 1%
                                                    $50,000,001 - $100,000,000          .50 of 1%
                                                    Over $ 100,000,000                  .40 of 1%
         ------------------------------------------ ----------------------------------- -----------------------
         Large-Cap Growth Fund                      $0 - $100,000,000                   .35 of 1%
                                                    $100,000,000-$250,000,000           .25 of 1%
                                                    Over $250,000,000                   .20 of 1%





------------------------------------------ --------------------- --------------------- ---------------------
Name of Fund                                  December 31, 2002     December 31, 2001     December 31, 2000
------------------------------------------ --------------------- --------------------- ---------------------
Growth Opportunities Fund                            $4,046,000            $4,815,000            $5,076,000
------------------------------------------ --------------------- --------------------- ---------------------
Core Equity Fund                                     $5,686,000            $7,964,000           $10,883,000
------------------------------------------ --------------------- --------------------- ---------------------
Large-Cap Value Fund                                 $1,085,000            $1,356,000            $1,699,000
------------------------------------------ --------------------- --------------------- ---------------------
Multi-Cap Core Fund                                    $552,000              $728,000              $975,000
------------------------------------------ --------------------- --------------------- ---------------------
International Fund                                     $224,000              $312,000              $407,000
------------------------------------------ --------------------- --------------------- ---------------------
Balanced Fund                                          $123,000              $130,000              $135,000
------------------------------------------ --------------------- --------------------- ---------------------
Small-Cap Value Fund                                   $271,000              $226,000              $210,000
------------------------------------------ --------------------- --------------------- ---------------------
Large-Cap Growth Fund                                   $38,000                $8,000                   N/A
------------------------------------------ --------------------- --------------------- ---------------------
High-Yield Fund                                        $254,000              $391,000              $406,000
------------------------------------------ --------------------- --------------------- ---------------------
Intermediate-Term U.S. Government Fund                 $286,000              $237,000              $205,000
------------------------------------------ --------------------- --------------------- ---------------------
Intermediate-Term Bond Fund                             $48,000               $42,000               $38,000
------------------------------------------ --------------------- --------------------- ---------------------
California Tax-Free Income Fund                        $475,000              $474,000              $457,000
------------------------------------------ --------------------- --------------------- ---------------------
Municipal Bond Fund                                  $2,637,000            $2,509,000            $2,256,000
------------------------------------------ --------------------- --------------------- ---------------------
Intermediate-Term Municipal Bond Fund                   $80,000               $76,000               $69,000
------------------------------------------ --------------------- --------------------- ---------------------
Money Market Fund                                    $1,533,000            $1,213,000            $1,185,000
------------------------------------------ --------------------- --------------------- ---------------------
Tax-Free Money Market Fund                             $377,000              $377,000              $374,000
------------------------------------------ --------------------- --------------------- ---------------------




Distribution Arrangements. Safeco Securities, Inc., 4854 154th Place NE, Redmond, Washington, 98052, is the principal underwriter for each Fund and distributes the Advisor Class A, Class B, Class C and the Institutional Class and Investor Class shares of each Fund under Distribution Agreements with each Trust that require Safeco Securities to use its best efforts, consistent with its other businesses, to sell shares of the Funds. Shares of the Funds are offered continuously. Safeco Securities is not compensated by the Trusts or the Funds for underwriting, distribution or other activities in connection with Institutional Class or Investor Class shares.

Each Trust, on behalf of the Advisor Class A, Class B and Class C shares of each Fund, as applicable, has entered into a Distribution Agreement (each an "Agreement") with Safeco Securities. Each Trust has also adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Advisor Class A, Class B and Class C shares of applicable Funds. The Rule 12b-1 plans with respect to the Advisor Class A, Class B and Class C shares are referred to, collectively, as the "Plans." Pursuant to the Plans, each Class pays Safeco Securities a quarterly service fee, at the annual rate of 0.25% of the aggregate average daily net assets of the class. Class B and C shares also pay Safeco Securities a quarterly distribution fee at the annual rate of 0.75% of the aggregate average daily net assets of the Class B and Class C shares, respectively. Although the Money Market Trust has adopted Plans with respect to the Advisor Class A, Class B and Class C shares of the Money Market Fund, the Money Market Trust's Board of Trustees and Safeco Securities have agreed not to implement such Plans at this time. Thus, the Advisor Class A, Class B and Class C shares of the Money Market Fund do not currently pay service or distribution fees to Safeco Securities under the Money Market Fund Plans. The Money Market Fund Plans will not be implemented unless authorized by the Money Market Trust's Board of Trustees.

Under the Plans, Safeco Securities will use the service fees primarily to compensate persons selling shares of the Funds for the provision of personal service and/or the maintenance of shareholder accounts. Safeco Securities will use the distribution fees under the Class B and Class C Plans to offset the commissions it pays to broker-dealers, banks or other financial institutions for selling each Fund's Class B and Class C shares. In addition, Safeco Securities will use the distribution fees under the Class B and Class C Plans to offset each Fund's marketing costs attributable to the Class B and Class C shares, respectively, such as preparation of sales literature, advertising and printing and distributing prospectuses and other shareholder materials to prospective investors. Safeco Securities also may use the distribution fee to pay other costs allocated to Safeco Securities' distribution activities, including acting as shareholder of record, maintaining account records and other overhead expenses. Safeco Securities, out of its own resources, will pay a brokerage commission equal to 4.00% (3.00% for intermediate-term bond Funds) of the amount invested to broker-dealers, banks and other financial institutions who sell Class B shares, and equal to 1.00% of the amount invested to broker-dealers, banks and other financial institutions who sell Class C shares. Broker-dealers, banks and other financial institutions who sell Class B shares of the Money Market Fund will receive the 4.00% brokerage commission, and broker-dealers, banks and other financial institutions who sell Class C shares of the Money Market Fund will receive the 1.00% brokerage commission, at the time the shareholder exchanges his or her Money Market Fund Class B or Class C shares, as the case may be, into shares of another Fund.

Among other things, each Plan provides that (1) Safeco Securities will submit to each Trust's Board of Trustees at least quarterly, and the Trustees will review, reports regarding all amounts expended under the Plan and the purposes for which such expenditures were made, (2) the Plan will continue in effect so long as it is approved at least annually and any material amendment thereto is approved by each Trust's Board of Trustees, including those Trustees who are not "interested persons" of the Trusts and who have no direct or indirect financial interest in the operation of the Plan or any agreement related to the Plan, acting in person at the meeting called for that purpose, (3) payments by a Fund under the Plan shall not be materially increased without the affirmative vote of the holders of a majority of the outstanding voting securities of the relevant class of that Fund and (4) while the Plan remains in effect, the selection and nomination of Trustees who are not "interested persons" of the Trusts shall be committed to the discretion of the Trustees who are not "interested persons" of the Trusts. In addition to the commissions and concessions described in the prospectus, Safeco Securities may, at its expense, pay additional commissions or promotional incentives to dealers that sell shares of the Funds. Such additional commissions or incentives may be offered only to dealers which satisfy certain sales volume/growth criteria, or which meet other criteria Safeco Securities establishes from time to time. In connection with such a marketing relationship, Safeco Securities has agreed to pay WM Financial Services, Inc. additional compensation in the amount of .25% on new sales, other than sales of those Advisor Class A Shares which are sold at net asset value and shares of the Money Market Fund for which only .10% in additional compensation will be paid.


In reporting amounts expended under the Plans to each Trust's Board of Trustees, Safeco Securities will allocate expenses attributable to the sale of Advisor Class A, Class B and Class C shares to such Advisor Class A, Class B or Class C based on the ratio of sales of shares of such class to the sales of all Advisor Class A, Class B and Class C shares. Expenses attributable to a specific class will be allocated to that class.

In approving the adoption of each Plan, each Trust's Board of Trustees determined that the adoption was in the best interests of the Funds' shareholders.

In the event that a Plan is terminated or not continued with respect to the Advisor Class A, Class B or Class C shares of any Fund, (i) no fees would be owed by a Fund to Safeco Securities with respect to that class, and (ii) the Fund would not be obligated to pay Safeco Securities for any amounts expended under the Plan not previously recovered by Safeco Securities.

The Plans comply with rules of the National Association of Securities Dealers, Inc. which limit the annual asset-based sales charges and service fees that a mutual fund may impose on a class of shares to .75% and .25%, respectively, of the average annual net assets attributable to that class. The rules also limit the aggregate of all front-end, deferred and asset-based sales charges imposed with respect to a class of shares by a mutual fund that also charges a service fee to 6.25% of cumulative gross sales of that class, plus interest at the prime rate plus 1% per annum.

During the period they are in effect, the Plans and related Agreements obligate the Advisor Class A, Class B and Class C shares of the Funds to which they relate to pay service and distribution fees to Safeco Securities as compensation for its service and distribution activities, not as reimbursement for specific expenses incurred. Thus, even if Safeco Securities' expenses exceed its service or distribution fees for any class, the Class will not be obligated to pay more than those fees and, if Safeco Securities' expenses are less than such fees, it will retain its full fees and realize a profit. Each Fund that has implemented a Rule 12b-l Plan will pay the service and distribution fees to Safeco Securities until either the applicable Plan or Agreement is terminated or not renewed.

(Distribution Arrangements)
For the fiscal year or period ended December 31, 2002, each Fund paid the following Rule 12b-1 fees to its principal/underwriter/distributor to pay for such things as advertising, printing and mailing prospectuses, semi-annual reports and annual reports (other than to current shareholders), seminars, compensation to distributors to partially offset other marketing expenses, compensation to dealers, and compensation to sales personnel:






Fund Name                                           Class A               Class B      Class C
---------                                           -------               -------      -------
Growth Opportunities Fund                           $58,000              $111,000       $1,000
Core Equity Fund                                    $43,000              $131,000       $1,000
Large-Cap Value Fund                                 $2,000                $9,000       $1,000
Multi-Cap Core Fund                                 $11,000               $46,000       $1,000
International Fund                                   $2,000                $8,000       $1,000
Balanced Fund*                                       $4,000               $17,000          N/A
Small-Cap Value Fund*                                $3,000               $13,000          N/A


Large-Cap Growth Fund                                $2,000                $9,000       $9,000
High-Yield Fund                                      $2,000                $8,000       $1,000

Intermediate-Term U.S. Government Fund*              $1,000                $3,000          N/A
Intermediate-Term Bond Fund*                         $3,000                $9,000          N/A
California Tax-Free Income Fund*                     $2,000               $12,000          N/A
Municipal Bond Fund*                                 $4,000               $16,000          N/A
Intermediate-Term Municipal Bond Fund**                 N/A                   N/A          N/A
Money Market Fund                                       N/A                   N/A          N/A
Tax-Free Money Market Fund                              N/A                   N/A          N/A

*Advisor Class C shares were not offered by the Fund until October 1. 2003.
**Advisor Class A, B and C shares were not offered by the Fund until March 7, 2003.



Actual Rule l2b-1 fees by category paid by each Fund with regard to the Class A shares during the fiscal year or period ended December 31, 2002 are as follows:

Class A                                                                                 Large-Cap
                             Growth Opportunities Fund      Core Equity Fund            Value Fund           Multi-Cap Core Fund
                             -------------------------           -----------          ------------          --------------
Advertising                                     $4,000                $4,000               $1,000                   $4,000

Printing and Mailing                            $5,000                $5,000               $2,000                   $5,000
prospectuses,
semi-annual reports and
annual reports (other
than to current
shareholders)

Seminars                                          None                  None                 None                     None

Compensation to
Underwriters to
partially offset other
marketing expenses                                None                  None                 None                     None

Compensation to Dealers                        $59,000               $45,000               $1,000                  $10,000

Compensation to Sales
Personnel                                         None                  None                 None                     None





                                                                                      Small Cap
Class A                        International Fund          Balanced Fund               Value Fund
-------                        ------------------          --------------              ----------
Advertising                                $3,000                  $4,000                  $4,000

Printing and Mailing                       $3,000                  $5,000                  $4,000
prospectuses,
semi-annual reports and
annual reports (other
than to current
shareholders)

Seminars                                     None                    None                    None

Compensation to
Underwriters to
partially offset other
marketing expenses                           None                    None                    None

Compensation to Dealers
                                           $3,000                  $4,000                  $4,000
Compensation to Sales
Personnel                                    None                    None                    None















Class A                                              Large-Cap Growth Fund         High-Yield Fund
-------                                                     ---------------         ---------------
Advertising                                                  $3,000                  $2,000

Printing and Mailing                                         $2,000                  $3,000
prospectuses,
semi-annual reports and
annual reports (other
than to current
shareholders)

Seminars                                                        None                    None

Compensation to
Underwriters to
partially offset other
marketing expenses                                              None                    None

Compensation to Dealers
                                                              $3,000                    None
Compensation to Sales
Personnel                                                       None                    None








                               Intermediate-Term         Intermediate-Term      California Tax-Free
Class A                       U.S. Government Fund*       Bond Fund                   Income Fund      Municipal Bond Fund
-------                       --------------------       -----------------            -----------      -------------------
Advertising                                  $1,000                 $4,000                 $1,000                   $4,000

Printing and Mailing
prospectuses,
semi-annual reports and
annual reports (other
than to current
shareholders)                                $1,000                 $4,000                 $1,000                   $5,000

Seminars                                       None                   None                   None                     None

Compensation to
Underwriters to
partially offset other
marketing expenses                             None                   None                   None                     None
Compensation to Dealers
                                               None                 $4,000                   None                   $5,000
Compensation to Sales
Personnel                                      None                   None                   None                     None








Class A                        Intermediate-Term        Money Market Fund
                              Municipal Bond Fund*
                            ---------------------       -----------------
Advertising                                                        $4,000

Printing and
Mailing prospectuses,
semi-annual reports and
annual reports (other
than to current shareholders)                                      $5,000

Seminars                                                             None

Compensation to
Underwriters to
partially offset other
marketing expenses
                                                                     None
Compensation to Dealers
                                                                     None
Compensation to Sales
Personnel                                                            None
*Advisor Class A shares of the Intermediate-Term Municipal Bond
Fund were not offered until March 7, 2003



Actual Rule 12b-1 fees by category paid by each Fund with regard to the Class B shares during the year or period ended December 31, 2002 are as follows:

                                       Growth Opportunities              Core               Large-Cap     Multi-Cap Core
Class B                                                 Fund          Equity Fund         Value Fund            Fund
-------                                                 ----          -----------         -----------            ----
Advertising                                           $4,000               $4,000              $3,000          $4,000

Printing and Mailing                                  $5,000               $5,000              $3,000          $5,000
prospectuses, semi-annual reports
and annual reports (other than to
current shareholders)

Seminars                                                None                 None                None            None

Compensation to Underwriters to
partially offset other marketing
expenses                                                None                 None                None            None

Compensation to Dealers                              $27,000              $26,000              $3,000         $10,000

Compensation to Sales                                $36,000              $35,000              $2,000         $11,000
Personnel










                                                                                             Small Cap
Class B                                          International Fund       Balanced Fund     Value Fund
---------                                         ------------------      -------------    --------------
Advertising                                           $3,000               $4,000            $4,000

Printing and Mailing                                  $2,000               $5,000            $5,000
prospectuses, semi-annual reports
and annual reports (other than to
current shareholders)


Seminars                                                None                 None              None

Compensation to Underwriters to
partially offset other marketing
expenses                                                None                 None              None

Compensation to Dealers                               $2,000               $4,000            $4,000

Compensation to Sales Personnel                       $3,000               $7,000            $7,000



                                                                    Large-Cap
                                                                     Growth
Class B                                                               Fund         High-Yield  Fund
-------                                                        ----------------    ------------------
Advertising                                                         $2,000             $1,000

Printing and Mailing                                                $2,000             $1,000
prospectuses, semi-annual reports
and annual reports (other than to
current shareholders)

Seminars                                                             None               None

Compensation to Underwriters to                                      None               None
partially offset other marketing
expenses

Compensation to Dealers                                             $2,000             $2,000

Compensation to Sales Personnel                                      None              $1,000


                                        Intermediate-Term       Intermediate-Term      Municipal Bond       California Tax-Free
Class B                                U.S. Government Fund*       Bond Fund                 Fund                Income Fund
-------                                --------------------      ------------------          ----                ----------
Advertising                                             None               $4,000            $4,000                  $4,000

Printing and Mailing                                  $1,000               $3,000            $4,000                  $3,000
prospectuses, semi-annual reports
and annual reports (other than to
current shareholders)

Seminars                                                None               None               None                   None

Compensation to Underwriters to                         None               None               None                   None
partially offset other marketing
expenses

Compensation to Dealers                                 None               $4,000            $4,000                  $4,000

Compensation to Sales                                 $1,000               $3,000            $4,000                  $1,000
Personnel




Class B                             Intermediate-Term  Money Market Fund
                                      Municipal Bond
                                                Fund*
                                   ------------------  ------------------
Advertising                                                        $4,000

Printing and Mailing                                               $3,000
prospectuses, semi-annual reports
and annual reports (other than to
current shareholders)

Seminars                                                             None

Compensation to Underwriters to                                      None
partially offset other marketing
expenses

Compensation to Dealers                                              None

Compensation to Sales                                                None
Personnel

*Advisor Class B shares of the Intermediate-Term Municipal Bond Fund were not offered until March 7, 2003








Actual Rule 12b-1 fees by category paid by each Fund with regard to the Class C shares during the year or period ended December 31, 2002.


Class C                                Growth Opportunities              Core              Large-Cap       Multi-Cap
                                                        Fund          Equity Fund         Value Fund       Core Fund
                                        --------------------         ------------         -----------     -----------
Advertising                                             None                 None                None        None

Printing and Mailing                                  $1,000               $1,000              $1,000       $1,000
prospectuses, semi-annual reports
and annual reports (other than to
current shareholders)

Seminars                                                None                 None                None        None

Compensation to Underwriters to
partially offset other marketing
expenses                                                None                 None                None        None

Compensation to Dealers                                 None                 None                None        None
Compensation to Sales
Personnel                                               None                 None                None        None








Class C                                                                                     Large-Cap        High-Yield
                                         International Fund                                 Growth Fund        Fund
Advertising                                             None                                 $3,000            None

Printing and Mailing                                  $1,000                                 $2,000            None
prospectuses, semi-annual reports
and annual reports (other than to
current shareholders)

Seminars                                                None                                   None            None

Compensation to Underwriters to
partially offset other marketing
expenses                                                None                                   None            None

Compensation to Dealers                                 None                                 $2,000            None

Compensation to Sales
Personnel                                               None                                   None            None


Class C                                       Balanced Fund*      Small-Cap Value  Intermediate-Term   Intermediate-Term
                                                                            Fund*    U.S. Government       Bond Fund*
                                                                                                Fund*
Advertising                                             None                 None                None            None

Printing and Mailing                                    None                 None                None            None
prospectuses, semi-annual reports
and annual reports (other than to
current shareholders)

Seminars                                                None                 None                None            None

Compensation to Underwriters to
partially offset other marketing
expenses                                                None                 None                None            None

Compensation to Dealers                                 None                 None                None            None

Compensation to Sales
Personnel                                               None                 None                None            None


*Class C shares of the Fund were not offered until October 1, 2003.

Class C                                 California Tax-Free          Municipal Bond
                                                Income Fund*                Fund*

Advertising                                             None                 None

Printing and Mailing                                  $1,000               $1,000
prospectuses, semi-annual reports
and annual reports (other than to
current shareholders)

Seminars                                                None                 None

Compensation to Underwriters to
partially offset other marketing
expenses                                                None                 None

Compensation to Dealers                                 None                 None

Compensation to Sales
Personnel                                               None                 None

*Class C shares of the Fund were not offered until October 1, 2003.







Class C                             Intermediate-Term  Money Market Fund
                                    Municipal Bond
                                      Fund*
Advertising                                      None                None

Printing and Mailing
prospectuses, semi-annual reports
and annual reports (other than to                None                None
current shareholders)

Seminars                                         None                None

Compensation to Underwriters to
partially offset other marketing
expenses                                         None                None

Compensation to Dealers                          None                None

Compensation to Sales
Personnel                                        None                None

*Advisor Class C shares of the Intermediate-Term Municipal Bond Fund were not offered until March 7, 2003


The following chart reflects the total sales charges paid in connection with the sale of Advisor Class A shares of each Fund and the amount retained by Safeco Securities during the fiscal years or periods ended December 31, 2002, December 31, 2001 and December 31, 2000:

                               2002             2002              2001             2001             2000              2000
                                              Amount                             Amount                             Amount

Fund Name              Sales Charge        Retained       Sales Charge        Retained      Sales Charge         Retained
---------              ------------        ---------      ------------        ---------     ------------         --------
Growth                      $39,000               $0           $62,000           $8,000         $121,000            $7,000
Opportunities Fund
Core Equity Fund            $32,000               $0           $55,000           $8,000         $119,000           $22,000
Large-Cap Value              $4,000           $3,000            $2,000               $0           $3,000                $0
Fund
Multi-Cap Core              $18,000           $9,000           $23,000           $3,000          $81,000           $11,000
Fund
International Fund           $6,000           $4,000           $44,000           $8,000           $6,000            $1,000
Balanced Fund               $12,000          $10,000            $5,000           $1,000           $7,000            $1,000
Small-Cap Value              $9,000           $5,000            $5,000           $1,000           $3,000                $0
Fund


Large-Cap Growth             $2,000           $1,000            $1,000               $0              N/A               N/A
Fund*
High-Yield Fund              $5,000           $2,000           $12,000           $2,000          $14,000            $4,000

Intermediate-Term           $16,000           $4,000            $1,000               $0               $0                0%
U.S. Government
Fund*
Intermediate-Term           $10,000           $4,000            $9,000           $1,000           $6,000            $3,000
Bond Fund
California
Tax-Free Income                  $0               $0                $0               $0           $2,000                $0
Fund
Municipal Bond               $6,000           $2,000           $11,000           $3,000          $10,000            $1,000
Fund
Intermediate-Term               N/A              N/A               N/A              N/A              N/A               N/A
Municipal Bond

Fund*
Money Market Fund               N/A              N/A               N/A              N/A              N/A               N/A
Tax-Free Money                  N/A              N/A               N/A              N/A              N/A               N/A
Market Fund


*Advisor Class A shares of the Intermediate-Term U.S. Government Fund were not offered until May 1, 2000. Advisor Class A shares of the Large-Cap Growth Fund were not offered until October 31, 2001. Advisor Class A shares of the Intermediate-Term Municipal Bond Fund were not offered until March 7, 2003.



The following chart reflects the contingent deferred sales charges paid by Advisor Class A, Class B and Class C shareholders on redemptions during the fiscal years or periods ended December 31, 2002, December 31, 2001, and December
31, 2000:


Fund Name                                                          2002             2001              2000
---------                                                          ----             ----              ----
Growth Opportunities Fund(1)                                    $23,000          $30,000           $36,000
Core Equity Fund(1)                                             $44,000          $43,000           $88,000
Large-Cap Value Fund(1)                                          $5,000           $2,000            $2,000
Multi-Cap Core Fund(1)                                          $21,000          $26,000           $68,000
International Fund(1)                                            $3,000         $146,000            $6,000
Balanced Fund(5)                                                 $7,000           $6,000            $8,000
Small-Cap Value Fund(5)                                          $4,000           $2,000            $4,000
Large-Cap Growth Fund(3)                                             $0               $0               N/A
High-Yield Fund(1)                                               $3,000           $2,000            $3,000
Intermediate-Term U.S. Government Fund(2)                            $0               $0                $0
Intermediate-Term Bond Fund(5)                                   $2,000          $11,000                $0
California Tax-Free Income Fund(5)                              $23,000          $33,000           $25,000
Municipal Bond Fund(5)                                           $1,000          $40,000            $2,000
Intermediate-Term Municipal Bond Fund(4)                            N/A              N/A               N/A
Money Market Fund(1)                                                N/A              N/A               N/A
Tax-Free Money Market Fund                                          N/A              N/A               N/A

(1)Advisor Class C shares for the Funds were not offered until May 1, 2000.

(2)Advisor Class A and Advisor Class B shares of the Fund were not offered until May 1, 2000 and Class C shares were not offered until October 1, 2003.

(3)Advisor Class A, Advisor Class B and Advisor Class C shares of the Fund were not offered until October 31, 2001.

(4)Advisor Class A, Advisor Class B and Advisor Class C shares of the Fund were not offered until March 7, 2003.

(5)Advisor  Class C shares for the Fund were not offered until October 1, 2003.





Administration and Fund Accounting Agreement. The Administration and Fund Accounting Agreement between each Fund and SAM is a service contract and not an investment advisory agreement (the "Agreement"). Under the Agreement, SAM will serve as each Fund's accounting agent and administrator, performing such functions as: calculate the net asset value of each Fund's accounting agent and financial records, prepare the financial statements semiannually, making regulatory filings, and coordinate contractual relationships and communications between each Fund and its service providers. Under the Agreement, each Fund will pay SAM an administrative services fee of 0.05% of the average daily net assets up to the first $200,000,000 and 0.01% of its net assets thereafter, and an accounting fee of 0.04% of its average daily net assets up to the first $200,000,000 and 0.01% of its net assets thereafter.

The following table shows the fees paid by the following Funds to SAM during the fiscal year or period ended December 31, 2002, December 31, 2001 and December 31, 2000:



                                              Fiscal Year ended     Fiscal Year ended     Fiscal Year ended

Fund Name                                     December 31, 2002     December 31, 2001     December 31, 2000
Growth Opportunities Fund                              $261,000              $285,000              $292,000
Core Equity Fund                                       $313,000              $390,000              $494,000
Large-Cap Value Fund                                   $140,000              $172,000              $188,000
Multi-Cap Core Fund                                     $71,000               $94,000              $125,000
International Fund                                      $20,000               $28,000               $37,000
Balanced Fund                                           $16,000               $17,000               $17,000
Small-Cap Value Fund                                    $33,000               $27,000               $25,000
Large-Cap Growth Fund                                    $4,000                $1,000                   N/A
High-Yield Fund                                         $35,000               $54,000               $56,000
Intermediate-Term U.S. Government Fund                  $47,000               $39,000               $34,000
Intermediate-Term Bond Fund                              $9,000                $8,000                $7,000
California Tax-Free Income Fund                         $85,000               $85,000               $82,000
Municipal Bond Fund                                    $252,000              $246,000              $234,000
Intermediate-Term Municipal Bond Fund                   $14,000               $14,000               $13,000
Money Market Fund                                      $203,000              $189,000              $187,000
Tax-Free Money Market Fund                              $68,000               $68,000               $67,000




Custodian. State Street Bank and Trust Company, 1776 Heritage Drive, North Quincy, Massachusetts, 02170, is the custodian of the securities, cash and other assets of each Fund (except the International Fund) under an agreement with each Trust. JP Morgan Chase Bank, 1211 Avenue of the Americas, New York, New York, is the custodian of the securities, cash and other assets of the International Fund. JP Morgan Chase Bank, has entered into sub-custodian agreements with several foreign banks and clearing agencies, pursuant to which portfolio securities purchased outside the United States are maintained in the custody of these entities.

Independent Auditor. Ernst & Young LLP, 999 Third Avenue, Suite 3500, Seattle, Washington 98104, is the independent auditor of each Fund's financial statements.

Transfer Agent. Safeco Services Corporation, 4854 154th PL NE, Redmond, Washington 98052, is the transfer, dividend and distribution disbursement and shareholder servicing agent for the Advisor Class A, Class B, Class C Institutional Class and Investor Class shares of each Fund under an agreement with each Trust. Safeco Services provides, or through subcontracts makes provision for, all required transfer agent activity, including maintenance of records of each Fund's Advisor Class A, Class B, Class C Institutional Class and Investor Class shareholders, records of transactions involving each Fund's Advisor Class A, Class B, Class C Institutional and Investor Class shares, and the compilation, distribution, or reinvestment of income dividends and capital gain distributions.

Safeco Services is paid a fee for these services equal to $28.00 per Stock Fund shareholder account, $32.00 per Bond Fund, Tax-Exempt Bond Fund and Intermediate-Term Bond Fund shareholder account, and $34.00 per Money Market Fund shareholder account, but not to exceed .30% of each such Fund's average net assets. Effective September 1, 2002, the .30% cap is eliminated, however this is not expected to impact the overall expenses of the Funds.


The following table shows the fees paid by the following Funds to Safeco Services during the fiscal years ended December 31, 2002, December 31, 2001, and December 31, 2000:

                                                      Fiscal Year Ended    Fiscal Year or Period Ended    Fiscal Year Ended
Fund Name                                             December 31, 2002              December 31, 2001    December 31, 2000
---------                                             -----------------              -----------------    -----------------


Growth Opportunities Fund                                    $1,861,000                     $1,969,000           $2,267,000
Core Equity Fund                                             $2,373,000                     $2,851,000           $3,715,000
Large-Cap Value Fund                                           $373,000                       $426,000             $559,000
Multi-Cap Core Fund                                            $253,000                       $305,000             $348,000
International Fund                                              $86,000                        $97,000             $122,000
Balanced Fund                                                   $52,000                        $54,000              $59,000
Small-Cap Value Fund                                           $120,000                        $89,000              $85,000
Large-Cap Growth Fund*                                           $2,000                            N/A                  N/A
High-Yield Fund                                                $115,000                       $133,000             $144,000
Intermediate-Term U.S. Government Fund                          $72,000                        $67,000              $72,000
Intermediate-Term Bond Fund                                     $21,000                        $18,000              $17,000
California Tax- Free Income Fund                                $69,000                        $73,000              $74,000
Municipal Bond Fund                                            $303,000                       $286,000             $279,000
Intermediate-Term Municipal Bond Fund                            $9,000                         $9,000               $9,000
Money Market Fund                                              $467,000                       $629,000             $713,000
Tax-Free Money Market Fund                                      $42,000                        $47,000              $51,000

*Inception date of the Fund was October 31, 2001.



BROKERAGE PRACTICES

Brokers typically charge commissions or mark-ups/mark-downs to effect securities transactions. The Funds may also purchase securities from underwriters, the price of which will include a commission or concession paid by the issuer to the underwriter. The purchase price of securities purchased from dealers serving as market makers will include the spread between the bid and asked prices. Brokerage transactions involving securities of companies domiciled in countries other than the United States will normally be conducted on the principal stock exchange of those countries. In most international markets, commission rates are not negotiable and may be higher than the negotiated commission rates available in the United States. There is generally less government supervision and regulation of foreign stock exchanges and broker-dealers than in the United States.

SAM determines the broker-dealers through whom securities transactions for the Funds are executed. SAM may select a broker-dealer who may receive a commission for portfolio transactions exceeding the amount another broker-dealer would have charged for the same transaction if SAM determines that such amount of commission is reasonable in relation to the value of the brokerage and research services performed or provided by the broker-dealer, viewed in terms of either that particular transaction or SAM's overall responsibilities to the client for whose account such portfolio transaction is executed and other accounts advised by SAM. Research services include market information, analysis of specific issues, presentation of special situations and trading opportunities on a timely basis, advice concerning industries, economic factors and trends, portfolio strategy and performance of accounts. Research services come in the form of written reports, telephone conversations between brokerage security analysts and members of SAM's staff, and personal visits by such analysts and brokerage strategists and economists to SAM's office.

Research services are used in advising all accounts, including accounts advised by related persons of SAM, and not all such services are necessarily used by SAM in connection with the specific account that paid commissions to the broker-dealer providing such services. SAM does not acquire research services through the generation of credits with respect to principal transactions or transactions in financial futures.

The overall reasonableness of broker commissions paid is evaluated periodically. Such evaluation includes a review of what competing broker-dealers are willing to charge for similar types of services and what discounts are being granted by brokerage firms. The evaluation also considers the timeliness and accuracy of the research received.

The following table states the total amount of brokerage expenses for the following Funds for the fiscal years or periods ended December 31, 2002, December 31, 2001 and December 31, 2000:


                                                      Fiscal Year Ended   Fiscal Year or Period Ended     Fiscal Year Ended

Fund Name                                             December 31, 2002             December 31, 2001     December 31, 2000
---------                                             -----------------             -----------------     -----------------
Growth Opportunities Fund                                    $1,508,000                      $834,000            $1,023,000
Core Equity Fund                                             $1,448,000                      $983,000            $1,597,000
Large-Cap Value Fund                                           $105,000                      $285,000              $344,000
Multi-Cap Core Fund                                             $75,000                       $98,000               $85,000
International Fund                                              $10,000                      $142,000               $38,000
Balanced Fund                                                   $12,000                       $11,000               $17,000
Small-Cap Value Fund                                           $111,000                      $119,000               $77,000


Large-Cap Growth Fund*                                           $4,000                        $3,000                   N/A

*Inception date of the Large-Cap Growth Fund is October 31, 2001.




TAX INFORMATION

GENERAL

Each Fund is treated as a separate corporation for federal income tax purposes and intends to continue to qualify for treatment as a "regulated investment company" (RIC) under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"). To qualify for that treatment, a Fund (1) must distribute to its shareholders for each taxable year at least 90% of the sum of its investment company taxable income (consisting generally of taxable net investment income, net short-term capital gain, and net gains from certain foreign currency transactions) plus its net income excludable from gross income under section 103(a) of the Code ("Distribution Requirement"), (2) must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, futures, or forward contracts) derived with respect to its business of investing in securities or those currencies ("Income Requirement"), and (3) must satisfy certain diversification requirements. Each Fund intends to satisfy all such requirements, including making sufficient distributions to shareholders to relieve it from liability for federal income tax and the federal excise tax described below.

If a Fund failed to qualify for treatment as a RIC for any taxable year, (1) it would be taxed at corporate rates on its taxable income for that year (even if it distributed that income to its shareholders) and (2) the shareholders would treat all those distributions, including distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss) and distributions that otherwise would be "exempt-interest dividends," described below, as dividends (that is ordinary income) to the extent of the Fund's earnings and profits. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying for RIC treatment.

All or part of the dividends paid by a Fund will qualify as "exempt-interest dividends," and thus will be excludable from its shareholders' gross income for federal income tax purposes, if the Fund satisfies the requirement that, at the close of each quarter of its taxable year, at least 50% of the value of its total assets consists of securities the interest on which is excludable from gross income under section 103(a); each Tax-Exempt Bond Fund and the Tax-Free Money Market Fund (collectively "Tax-Exempt Funds") intends to continue to satisfy this requirement. The aggregate dividends excludable from a Tax-Exempt Bond Fund's shareholders' gross income may not exceed its net tax-exempt income. Shareholders' treatment of dividends from a Tax-Exempt Bond Fund under state and local income tax laws may differ from the treatment thereof under the Code. Investors should consult their tax advisors concerning this matter.

The Funds will be subject to a 4% nondeductible federal excise tax ("Excise Tax") on certain amounts not distributed on a timely basis in accordance with annual minimum distribution requirements. The Funds intend to seek to avoid the excise tax liability by satisfying the distribution requirements.

If shares of a Fund are sold at a loss after being held for six months or less, the loss will be disallowed to the extent of exempt-interest dividends received on those shares and any part of the loss that is not disallowed will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares. Investors also should be aware that if shares are purchased shortly before the record date for any distribution (other than an exempt-interest dividend) the shareholder will pay full price for the shares and receive some portion of the purchase price back as a taxable dividend or capital gain distribution.

Each Fund is required to withhold 28% of all taxable dividends, capital gain distributions and redemption proceeds payable to individuals and certain other noncorporate shareholders who do not furnish the Fund with a correct taxpayer identification number. Withholding at that rate also is required from taxable dividends and those distributions payable to such shareholders who otherwise are subject to backup withholding.

No portion of the dividends or other distributions paid by any Fund other than a series of the Common Stock Trust is eligible for the dividends-received deduction allowed to corporations.

SPECIAL TAX CONSIDERATIONS - INVESTMENT IN DERIVATIVES
(ALL FUNDS)

Purchasing and writing (selling) options involve complex rules that will determine for income tax purposes the amount, character, and timing of recognition of the gains and losses a Fund realizes in connection therewith. Gains from options derived by a Fund with respect to its business of investing in securities will be treated as qualifying income under the Income Requirement.

When a covered call option written (sold) by a Fund expires, the Fund realizes a short-term capital gain equal to the amount of the premium it received for writing the option. When a Fund terminates its obligations under such an option by entering into a closing transaction, it realizes a short-term capital gain (or loss), depending on whether the cost of the closing transaction is less (or more) than the premium it received when it wrote the option. When a covered call option written by a Fund is exercised, the Fund is treated as having sold the underlying security, producing long-term or short-term capital gain or loss, depending on the holding period of the underlying security and whether the sum of the option price received on the exercise plus the premium received when it wrote the option is more or less than the basis of the underlying security.

If a Fund has an "appreciated financial position" - generally, an interest (including an interest through an option or short sale or, in the case of the International Fund, a futures or forward contract) with respect to any stock, debt instrument (other than "straight debt"), or partnership interest the fair market value of which exceeds its adjusted basis -- and enters into a "constructive sale" of the same or substantially similar property, the Fund will be treated as having made an actual sale thereof, with the result that it will recognize gain at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract, or a futures or forward contract entered into by a Fund or a related person with respect to the same or substantially similar property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially similar property will be deemed a constructive sale. The foregoing will not apply, however, to any transaction during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the Fund holds the appreciated financial position unhedged for 60 days after that closing (i.e., at no time during that 60-day period is the Fund's risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially similar or related property, such as having an option to sell, being contractually obligated to sell, making a short sale, or granting an option to buy substantially identical stock or securities).

SPECIAL TAX CONSIDERATIONS - HEDGING

The use of hedging strategies, such as writing (selling) and purchasing options and futures contracts and entering into forward currency contracts involves complex rules that will determine for income tax purposes the amount, character, and timing of recognition of the gains and losses the Funds realize in connection therewith. Gain from the disposition of foreign currencies (except certain gains that may be excluded by future regulations), and gains from options, futures, and forward currency contracts derived by the Funds with respect to its business of investing in securities or foreign currencies, will be treated as qualifying income under the Income Requirement.

Certain futures and foreign currency contracts in which the International Fund may invest may be subject to section 1256 of the Code ("section 1256 contracts"). Any section 1256 contracts held by a Fund at the end of each taxable year, other than contracts with respect to which it has made a "mixed straddle" election, must be "marked-to-market" (that is, treated as having been sold at that time for their fair market value) for federal income tax purposes, with the result that unrealized gains or losses will be treated as though they were realized. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net realized gain or loss from any actual sales of section 1256 contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. Section 1256 contracts also may be marked-to-market for purposes of the Excise Tax. These rules may operate to increase the amount that a Fund must distribute to satisfy the Distribution Requirement, which will be taxable to its shareholders as ordinary income, and to increase the net capital gain it recognizes, without in either case increasing the cash available to it. The Funds may elect to exclude certain transactions from the operation of section 1256, although doing so may have the effect of increasing the relative proportion of net short term capital gain (taxable as ordinary income) and/or increasing the amount of dividends that a Fund must distribute to meet the Distribution Requirement and avoid imposition of the Excise Tax.

Code section 1092 (dealing with straddles) also may affect the taxation of certain hedging instruments in which the Funds may invest. That section defines a "straddle" as offsetting positions with respect to actively traded personal property; for these purposes, options, futures, and forward currency contracts are personal property. Under that section any loss from the disposition of a position in a straddle generally may be deducted only to the extent the loss exceeds the unrealized gain on the offsetting position(s) of the straddle. In addition, these rules may postpone the recognition of loss that otherwise would be recognized under the mark-to-market rules discussed above. The regulations under section 1092 also provide certain "wash sale" rules, which apply to transactions where a position is sold at a loss and a new offsetting position is acquired within a prescribed period, and "short sale" rules applicable to straddles. If a Fund makes certain elections, the amount, character, and timing of recognition of gains and losses from the affected straddle positions would be determined under rules that vary according to the elections made. Because only a few of the regulations implementing the straddle rules have been promulgated, the tax consequences to the Funds of straddle transactions are not entirely clear.

SPECIAL TAX CONSIDERATIONS - INVESTMENT IN FOREIGN SECURITIES

The International Fund and any other Fund that invests in foreign securities may be required to pay income, withholding, or other taxes to a foreign government. If so, the taxes will reduce the Fund's distributions. Foreign tax withholding from dividends and interest (if any) is typically set at 10% or 15% if there is a treaty with the foreign government that addresses this issue. If no such treaty exists, the foreign tax withholding generally will be 28%. Amounts withheld for foreign taxes will reduce the amount of dividend distributions to shareholders.

The International Fund intends to make an election that will allow shareholders to claim an offsetting credit or deduction on their tax return for their share of foreign taxes paid by the Fund. Pursuant to this election, which the International Fund may make if more than 50% of the value of its total assets at the close of any taxable year consists of securities of foreign corporations, the Fund would treat foreign income and withholding taxes as dividends paid to its shareholders and each shareholder (1) would be required to include in gross income, and treat as paid by the shareholder, the shareholder's proportionate share of those taxes, (2) would be required to treat that share of those taxes and of any dividend paid by the Fund that represents income from foreign sources as the shareholder's own income from those sources, and (3) could either deduct the foreign taxes deemed paid by the shareholder in computing taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit against the shareholder's federal income tax. If the Fund makes this election, it will report to its shareholders shortly after each taxable year their respective shares of the foreign taxes it paid and its income from sources within foreign countries. Individuals who have no more than $300 ($600 for married persons filing jointly) of creditable foreign taxes included on Forms 1099 and all of whose foreign source income is "qualified passive income" may elect each year to be exempt from the extremely complicated foreign tax credit limitation and will be able to claim a foreign tax credit without having to file the detailed Form 1116 that otherwise is required.

Gains or losses resulting from exchange rate fluctuations between the time a Fund accrues interest or other receivables, or accrues expenses or other liabilities, denominated in a foreign currency and the time the Fund actually collects the receivables or pays the liabilities are treated as ordinary income or loss. Similarly, gains or losses on forward currency contracts or dispositions of debt securities denominated in a foreign currency attributable to fluctuations in the value of the foreign currency between the dates of acquisition and disposition of the security also are treated as ordinary gain or loss. These gains, referred to under the Code as "section 988" gains or losses, increase or decrease the amount of a Fund's investment company taxable income available to be distributed to its shareholders as ordinary income, rather than increasing or decreasing the amount of its net capital gain. If a Fund's distributions exceed its taxable income in any year because of currency-related losses or otherwise, all or a portion of its dividends may be treated as a return of capital to its shareholders for tax purposes. To minimize the risk of a return of capital, a Fund may adjust its dividends to take currency fluctuations into account, causing the dividends to vary. Any return of capital will reduce the cost basis of a shareholder's shares, resulting in a higher capital gain or lower capital loss when the shareholder sells the shares.

PFICs. Certain Funds may invest in the stock of PFICs. A PFIC is a foreign corporation -- other than a "controlled foreign corporation" (i.e., a foreign corporation in which, on any day during its taxable year, more than 50% of the total voting power of all voting stock therein or the total value of all stock therein is owned, directly, indirectly, or constructively, by "U.S. shareholders," defined as U.S. persons that individually own, directly, indirectly, or constructively, at least 10% of that voting power) as to which the Fund is a U.S. shareholder that, in general, meets either of the following tests: (l) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, if a Fund holds stock of a PFIC, it will be subject to federal income tax on a portion of any "excess distribution" received on the stock or of any gain on disposition of the stock (collectively "PFIC income"), plus interest thereon, even if the Fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the Fund's investment company taxable income and, accordingly, will not be taxable to it to the extent it distributes that income to its shareholders.

If a Fund invests in a PFIC and elects to treat the PFIC as a "qualified electing fund" (QEF), then in lieu of the foregoing tax and interest obligation, the Fund would be required to include in income each year its pro rata share of the QEF's annual ordinary earnings and net capital gain -which the Fund probably would have to distribute to satisfy the Distribution Requirement and avoid imposition of the Excise Tax -- even if the Fund did not receive those earnings and gain from the QEF. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

Each Fund may elect to "mark to market" its stock in any PFIC. "Marking-to-market," in this context, means including in ordinary income each taxable year the excess, if any, of the fair market value of the stock over a Fund's adjusted basis therein as of the end of that year. Pursuant to the election, a Fund also may deduct (as an ordinary, not capital, loss) the excess if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock included in income by the Fund for prior taxable years under the election (and under regulations proposed in 1992 that provided a similar election with respect to the stock of certain PFICs). A Fund's adjusted basis in each PFIC's stock subject to the election would be adjusted to reflect the amounts of income included and deductions taken thereunder.



SPECIAL TAX CONSIDERATIONS - TAXABLE BOND FUNDS


FUND

The High-Yield and Intermediate-Term Bond Funds may acquire zero coupon or other securities issued with original issue discount (OID). As a holder of such securities, each Fund must include in its income the portion of the OID that accrues on the securities during the taxable year, even if it receives no corresponding payment on them during the year. Similarly, the High-Yield Fund must include in its gross income securities it receives as "interest" on payment-in-kind securities. Because each Fund annually must distribute substantially all of its investment company taxable income, including any accrued OID and other non-cash income, to satisfy the Distribution Requirement and avoid imposition of the Excise Tax, it may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions will be made from a Fund's cash assets or from the proceeds of sales of portfolio securities, if necessary. A Fund may realize capital gains or losses from those sales, which would increase or decrease its investment company taxable income and/or net capital gain.

SPECIAL TAX CONSIDERATIONS - TAX-EXEMPT BOND FUNDS

Interest on indebtedness incurred or continued by a shareholder to purchase or carry shares of a Tax-Exempt Bond Fund generally is not deductible. In addition, entities or persons who are "substantial users" (or related persons) of facilities financed by most "private activity" bonds should consult their tax advisors before purchasing shares of any Tax-Exempt Bond Fund. "Substantial user" is generally defined to include a "non-exempt person" who regularly uses in a trade or business a part of a facility financed from the proceeds of most "private activity" bonds.

Each Tax-Exempt Bond Fund may invest in municipal bonds that are purchased with "market discount." For these purposes, market discount is the amount by which a bond's purchase price is exceeded by its stated redemption price at maturity or, in the case of a bond that was issued with OID, the sum of its issue price plus accrued OID ("municipal market discount bonds"). Market discount less than the product of (1) 0.25% of the redemption price at maturity times and (2) the number of complete years to maturity after the taxpayer acquired the bond is disregarded. Market discount generally is accrued ratably, on a daily basis, over the period from the acquisition date to the date of maturity. Gain on the disposition of such a bond (other than a bond with a fixed maturity date within one year from its issuance) generally is treated as ordinary (taxable) income, rather than capital gain, to the extent of the bond's accrued market discount at the time of disposition. In lieu of treating the disposition gain as described above. A Fund may elect to include market discount in its gross income currently, for each taxable year to which it is attributable.

In the future, proposals may be introduced before Congress for the purpose of restricting or even eliminating the federal income tax exemption for interest on all or certain types of municipal obligations. If such a proposal were enacted, the availability of municipal obligations for investment by each Tax-Exempt Bond Fund and the value of its portfolio would be affected. In that event, each Tax-Exempt Bond Fund would review its investment objectives and policies.

CALIFORNIA STATE AND LOCAL TAX MATTERS

If the California Tax-Free Income Fund maintains at least 50% of the value of its assets in obligations the interest on which is exempt from California personal income tax, individual shareholders of the Fund who are subject to California personal income tax will not be required to include in their California gross income that portion of their dividends which the Fund clearly and accurately identifies as directly attributable to interest earned on obligations, the interest on which is exempt from California personal income tax. Distributions to such individual shareholders derived from interest on municipal obligations issued by governmental authorities in states other than California, net short-term capital gains and other taxable income will be taxed as dividends for purposes of California personal income taxation. Distributions to individual shareholders who are subject to California personal income tax that derive from interest, dividends, net short-term capital gains and other ordinary income by a Fund that does not maintain at least 50% of the value of its assets in obligations the interest on which is exempt from California personal income tax will be taxed in their entirety as dividends for purposes of California personal income taxation. Each Fund's distributions of net capital gain for federal income tax purposes will be taxed as long-term capital gains to individual shareholders of the Fund for purposes of California personal income taxation. Gain or loss, if any, resulting from an exchange or redemption of shares will be recognized in the year of the exchange or redemption. Present California law taxes both long-term and short-term capital gains at the rates applicable to ordinary income. Interest on indebtedness incurred or continued by a shareholder in connection with the purchase of shares of the California Tax-Free Income Fund generally will not be deductible for California personal income tax purposes. California has an alternative minimum tax similar to the federal alternative minimum tax. However, the California alternative minimum tax does not include interest from private activity bonds as an item of tax preference.

Generally corporate shareholders of a Fund subject to the California franchise tax will be required to include any gain on an exchange or redemption of shares and all distributions of exempt-interest, capital gains and other taxable income, if any, as income subject to such tax.

A Fund will not be subject to California franchise or corporate income tax on interest income or net capital gain it distributes to its shareholders.

Shares of a Fund will be exempt from local property taxes in California.

The foregoing is a general, abbreviated summary of certain provisions of the California Revenue and Taxation Code presently in effect as it directly governs the taxation of shareholders of a Fund. These provisions are subject to change by legislative or administrative action, and any such change may be retroactive with respect to Fund transactions. Shareholders are advised to consult with their tax advisors for more detailed information concerning California tax matters.

SIGNIFICANT PORTFOLIO TURNOVER

During 2002, the High-Yield Bond Fund experienced higher than normal sales and redemptions of Fund shares causing increased purchases and sales of underlying portfolio securities.

During 2001, the International and High-Yield Bond Funds experienced higher than normal sales and redemptions of Fund shares causing increased purchases and sales of underlying portfolio securities.

CAPITAL LOSS CARRYFORWARDS

At December 31, 2002, these Funds had the following amounts of accumulated net realized losses on investment transactions that represented capital loss carryforwards for Federal income tax purposes, which expire as follows:


                                                   Amount (in thousands)        Expiration Dates

  Growth Opportunities Fund                                   $92,426,000              2007-2010
  Core Equity Fund                                            $43,969,000              2009-2010
  Large-Cap Value Fund                                         $5,636,000              2008-2010
  Multi-Cap Core Fund                                         $11,625,000              2008-2010
  International Fund                                           $5,685,000              2009-2010
  Balanced Fund                                                  $786,000              2008-2010
  Small-Cap Value Fund                                         $6,740,000              2006-2010
  Large-Cap Growth Fund                                          $451,000                   2010
  High-Yield Fund                                             $25,663,000              2004-2010
  Intermediate-Term U.S. Government Fund                       $2,111,000              2003-2010
  Intermediate-Term Bond Fund                                    $330,000              2007-2010



RETIREMENT PLANS

Shares of any Fund (other than a Tax-Exempt Bond Fund and Tax-Free Money Market
Fund) may be purchased as the underlying investment for an IRA meeting the requirements of sections 408(a), 408A, or 530 of the Code, as well as for qualified retirement plans described in Code section 401 and custodial accounts complying with Code section 403(b)(7). Different tax treatment, including penalties and certain excess contributions and deferrals, certain pre-retirement and post-retirement distributions and certain prohibited transactions is accorded to accounts that maintain a qualified tax status. Shareholders should consult their tax advisers for more information.

WITHHOLDING. Eligible rollover distributions from qualified retirement plans and 403(b)(7) accounts are subject to mandatory income tax withholding at a rate of 20% unless the distribution is directly rolled over to an eligible retirement plan or to an IRA. Distributions that do not qualify as eligible rollover distributions and distributions from IRAs are generally subject to income tax withholding at a rate of 10% or, unless the participant holder elects to waive or increase the withholding. If it is reasonable to believe that a distribution is non-taxable, such as certain distributions from Roth IRAs, the distribution is exempt from withholding. Withholding is not required for distributions from a Coverdell Education Savings Account.

FINANCIAL STATEMENTS

The following financial statements of each Trust and the report thereon of Ernst & Young LLP, independent auditor, are included in each respective Trust's 2002 annual report (filed electronically for each Trust on or about February 28, 2003, file numbers 811-03347, 811-06667, 811-06167, 811-05574, and 811-07300),
and are incorporated herein by reference.

    Portfolio of  Investments  as of December 31, 2002
    Statement of Assets and  Liabilities  as of December 31, 2002
    Statement of Operations for the Year Ended  December 31, 2002
    Statements of Changes in Net Assets for the Year Ended  December  31, 2002
     and  December 31, 2001
    Notes to Financial Statements



The following financial statements of each Trust are included in each respective Trust's 2003 Semiannual Report (unaudited) (filed electronically for each Trust on or about August 28,2003, file numbers 811-03347, 811-06667, 811-06167,
811-05574, and 811-07300), and are incorporated herein by reference.

         Portfolio of Investments as of June 30, 2003
         Statement of Assets and  Liabilities as of June 30, 2003
         Statement of Operations for the Period ended June 30, 2003
         Statements of Changes in Net Assets for the Period Ended June 30, 2003 Notes to Financial Statements




Copies of each Trust's annual report for shares of the Advisor Class A, Advisor Class B, and Advisor Class C and the Investor Class, accompany this SAI. Additional copies may be obtained by writing to the address on the first page of this SAI or by calling Safeco Services. To request information on Advisor Class A, Advisor Class B and Advisor Class C shares, call nationwide at l-800-528-6501. To request information on Investor Class shares and Institutional Class shares, call nationwide at 1-800-624-5711.

DESCRIPTION OF RATINGS

Ratings by Moody's, S&P and Fitch represent opinions of those organizations as to the investment quality of the rated obligations. Investors should realize these ratings do not constitute a guarantee that the principal and interest payable under these obligations will be paid when due.

COMMERCIAL PAPER AND PREFERRED STOCK RATINGS

COMMERCIAL PAPER RATINGS

MOODY'S

Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations with an original maturity not exceeding one year.

Prime-1 -- Issuers (or supporting institutions) rated Prime-1 (P-1) have a superior ability for repayment of senior short-term debt obligations. P-1 repayment ability will often be evidenced by many of the following characteristics:

          o Leading market positions in well-established industries.

          o High rates of return on funds employed.

          o Conservative capitalization structure with moderate reliance on debt and ample asset protection.

          o Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

          o Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2 -- Issuers (or supporting institutions) rated Prime-2 (P-2) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.


S&P

An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

A-1 -- A short-term obligation rated 'A-1' is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.


A-2 -- A short-term obligation rated 'A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

PREFERRED STOCK RATINGS

Generally, a preferred stock rating is an assessment of the capacity and willingness of an issuer to pay preferred stock dividends. A preferred stock rating differs from a bond rating since it is assigned to an equity issue which is different from, and subordinate to, a debt issue.

MOODY'S

aaa -- An issue which is rated "aaa" is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

aa -- An issue which is rated "aa" is considered a high-grade preferred stock. This rating indicates that there is a reasonable assurance the earnings and asset protection will remain relatively well-maintained in the foreseeable future.

a -- An issue which is rated "a" is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater than in the "aaa" and "aa" classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

baa -- An issue which is rated "baa" is considered to be an upper-medium grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

ba -- An issue which is rated "ba" is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

b -- An issue which is rated "b" generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

caa -- An issue which is rated "caa" is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

ca -- An issue which is rated "ca" is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payments.

c -- This is the lowest rated class of preferred or preference stock. Issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

NOTE: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from aa through b. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range raking, and the modifier 3 indicates that an issue ranks in the lower end of its generic rating category.

S&P
Please see rating definitions for S&P under "Bond Ratings."

BOND RATINGS

MOODY'S

Investment Grade:

Aaa -- Bonds which are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa -- Bonds which are rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

A -- Bonds which are rated "A" possess many favorable investment attributes and are to be considered upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa -- Bonds which are rated "Baa" are considered medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Below Investment Grade:

Ba -- Bonds which are rated "Ba" are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds of this class.

B -- Bonds which are rated "B" generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa -- Bonds which are rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca -- Bonds which are rated "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C -- Bonds which are rated "C" are the lowest-rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

NOTE: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range raking, and the modifier 3 indicates a ranking in the lower end of that generic rating category.

S&P

Investment Grade:

AAA --An obligation rated 'AAA' has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA -- An obligation rated 'AA' differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A -- An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB - An obligation rated 'BBB' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Below Investment Grade :

BB, B, CCC -- Obligations rated 'BB', 'B', 'CCC', 'CC', and 'C' are regarded as having significant speculative characteristics. 'BB' indicates the least degree of speculation and 'C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

CC -- An obligation rated 'CC' is currently highly vulnerable to nonpayment.

C -- A subordinated debt or preferred stock obligation rated 'C' is CURRENTLY HIGHLY VULNERABLE to nonpayment. The 'C' rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. A 'C' also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

D -- An obligation rated 'D' is in payment default. The 'D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

N.R. -- This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

PLUS (+) OR MINUS (-): To provide more detailed indications of quality, ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.


FITCH

Investment Grade:

AAA - AAA ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments.

AA - AA ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments.

A - A ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, however, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB - BBB ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Below Investment Grade:

BB, B, CCC, CC, C - Debt rated BB, B, CCC, CC and C is regarded as having speculative characteristics and a possibility of credit risk, ranging from a possibility of credit risk at BB, to a significant credit risk at B, to a high default risk at CCC, CC and C.

PLUS (+) OR MINUS (-): The ratings may be modified from "AA" to "CCC" by the addition of a plus or minus sign to show relative standing within the major rating categories.


MUNICIPAL NOTES AND OTHER SHORT-TERM OBLIGATION RATINGS

MOODY'S

Moody's rates municipal notes and other short-term obligations using Moody's Investment Grade (MIG).

MIG-1 -- This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG-2-- This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG-3-- This designation denotes favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

S&P

Ratings for municipal notes and other short-term obligations are designated by S&P's note rating. S&P's note rating reflects the liquidity concerns and market-access risk unique to notes. Notes due in three years or less will likely receive a note rating.

SP-1 -- Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are given a plus (+) designation.

SP-2 -- Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

FITCH

F1 - Indicates the best capacity for timely payment of financial commitments.

F2 - A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3 - The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B - Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

                                     PART C

                          SAFECO TAX-EXEMPT BOND TRUST
                                     PART C
                                OTHER INFORMATION

Item 23.    Exhibits


Exhibit
Number     Description of Document                              Page
------     -----------------------                              ----
(1)        Certificate of Trust                                 3/
           Amended and Restated Trust Instrument                6/
           Exhibit A to Trust Instrument                        Filed Herewith

(2)        Bylaws                                               6/

(3)        Instrument Defining Rights of Security Holders       1/

(4)        Form of Amended and Restated Investment              2/
           Advisory Contract
           Expense Limitation Agreement                         Filed Herewith
           Exhibit A to Expense Limitation Agreement            Filed Herewith

(5)        Distribution Agreement                               6/
           Exhibit A to Distribution Agreement                  Filed Herewith
           Form of Selling Dealer Agreement                     5/

(6)        Inapplicable

(7)        Custody Agreement with State Street Bank             4/
           and Trust Company

(8)        Transfer Agent Agreement                             6/
           Exhibit A to Transfer Agent Agreement                Filed Herewith
           Exhibit B to Transfer Agent Agreement                Filed Herewith
           Form of Administration and Fund Accounting           2/
           Agreement

(9)        Opinion of Counsel                                   Filed Herewith

(10)       Consent of Independent Auditors                      Filed Herewith

(11)       Inapplicable

(12)       Subscription Agreement                               3/

(13)       Rule 12b-1 Plan (Advisor Class A)                    6/
           Rule 12b-1 Plan (Advisor Class B)                    6/
           Rule 12b-1 Plan (Advisor Class C)                    6/
           Exhibit A to Rule 12b-1 Plan (Advisor Class C)       Filed Herewith

(14)       Financial Data Schedule                              Not Applicable

(15)       Rule 18f-3 Plan                                      Filed Herewith
           Exhibit A to Rule 18f-3 Plan                         Filed Herewith

(16)       Code of Ethics                                       6/


1/   Incorporating by reference the relevant disclosure from Exhibits (1) and
     (2).

2/ Filed as an exhibit to Post-Effective Amendment No. 14 filed with the SEC on April 30, 1999.

3/ Filed as an exhibit to Post-Effective Amendment No. 4 filed with the SEC on May 30, 1995.

4/ Filed as an exhibit to Post-Effective Amendment No. 10 filed with the SEC on April 30, 1997.

5/ Filed as an exhibit to Post-Effective Amendment No. 19 filed with the SEC on April 30, 2002.

6/ Filed as an exhibit to Post-Effective Amendment No. 20 filed with the SEC on or about January 15, 2003.

Item 24.  Persons Controlled By or Under Common Control with the Fund

Safeco Corporation, a Washington corporation, owns 100% of Safeco Asset Management Company (SAM), Safeco Services Corporation (Safeco Services) and Safeco Securities, Inc. (Safeco Securities), each a Washington corporation. SAM is the investment advisor, Safeco Services is the transfer agent and Safeco Securities is the principal underwriter for each of the Safeco Mutual Funds. The Safeco Mutual Funds consist of six Delaware business trusts: Safeco Common Stock Trust, Safeco Taxable Bond Trust, Safeco Tax-Exempt Bond Trust, Safeco Money Market Trust, Safeco Managed Bond Trust and Safeco Resource Series Trust. The Safeco Common Stock Trust consists of eight mutual funds: Safeco Growth Opportunities Fund, Safeco Core Equity Fund, Safeco Large-Cap Value Fund, Safeco Multi-Cap Core Fund, Safeco International Stock Fund, Safeco Balanced Fund, Safeco Small-Cap Value Fund, and Safeco Large-Cap Growth Fund. The Safeco Taxable Bond Trust consists of two mutual funds: Safeco Intermediate-Term U.S. Government Fund and Safeco High-Yield Bond Fund. The Safeco Tax-Exempt Bond Trust consists of three mutual funds: Safeco Intermediate-Term Municipal Bond Fund, Safeco Municipal Bond Fund and Safeco

California Tax-Free Income Fund. The Safeco Money Market Trust consists of two mutual funds: Safeco Money Market Fund and Safeco Tax-Free Money Market Fund. The Safeco Managed Bond Trust consists of one mutual fund: Safeco Intermediate-Term Bond Fund. The Safeco Resource Series Trust consists of six mutual funds: Core Equity Portfolio, Growth Opportunities Portfolio, Multi-Cap Core Portfolio, Small-Cap Value Portfolio, Bond Portfolio and Money Market Portfolio.

Safeco Corporation, a Washington Corporation, owns 100% of the following Washington corporations: Safeco Insurance Company of America, General Insurance Company of America, First National Insurance Company of America, Safeco Life Insurance Company, Safeco Assigned Benefits Service Company, Safeco Administrative Services, Inc., Safeco Properties, Inc., Safeco Asset Management Company, Safeco Securities, Inc., Safeco Services Corporation, Safeco Trust Company, Safeco Financial Products, Inc. and General America Corporation. Safeco Corporation owns 100% of Safeco National Insurance Company, a Missouri corporation, Safeco Insurance Company of Illinois, an Illinois corporation, Safeco U.K. Limited, a UK Corporation, American States Insurance Company, American States Preferred Insurance Company, American Economy Insurance Company, each an Indiana corporation, and Barrier Ridge, LLC, a Delaware Limited Liability Company. General Insurance Company of America owns 100% of Safeco Insurance Company of Indiana, an Indiana corporation and Safeco General Agency, Inc., a Texas corporation. Safeco Insurance Company of America owns 100% of Safeco Surplus Lines Insurance Company and Emerald City Insurance Agency, Inc, both Washington corporations, Safeco Management Corporation, a New York corporation and Safeco Insurance Company of Oregon, an Oregon corporation. Safeco Life Insurance Company owns 100% of Safeco National Life Insurance Company, a Washington corporation, First Safeco National Life Insurance Company of New York, a New York corporation and American States Life Insurance Company, an Indiana corporation. Safeco Insurance Company of Illinois owns 100% of Insurance Company of Illinois, an Illinois corporation. American Economy Insurance Company owns 100% of American States Insurance Company of Texas, a Texas corporation. Safeco Administrative Services, Inc. owns 100% of Employee Benefit Consultants, Inc. and Wisconsin Pension and Group Services, Inc., each a Wisconsin corporation. General America Corporation owns 100% of Safeco Investment Services, Inc., F.B. Beattie & Co., Inc. and Talbot Financial Corporation, each a Washington corporation and General America Corp. of Texas, a Texas corporation, Safeco Financial Institution Solutions, Inc., a California corporation, and R.F. Bailey Holdings Limited, a U.K. corporation. F.B. Beattie & Co., Inc. owns 100% of F.B. Beattie Insurance Services, Inc., a California corporation. General America Corp. of Texas is Attorney-in-fact for Safeco Lloyds Insurance Company and American States Lloyds Insurance Company, both Texas Lloyds organizations. R.F. Bailey Holdings Limited owns 100% of R.F. Bailey (Underwriting Agencies) Limited, a U.K. corporation. Talbot Financial Corporation owns 100% of Talbot Agency, Inc., a New Mexico corporation. Safeco Properties, Inc. owns 100% of the following Washington corporations: SAFECARE Company, Inc. and Winmar Company, Inc. SAFECARE Company, Inc. owns 100% of S.C. Bellevue, Inc., a Washington corporation. Winmar Company, Inc. owns 100% of Winmar Metro, Inc., a Washington corporation, Capitol Court Corp., a Wisconsin corporation, SCIT, Inc., a Massachusetts corporation, Winmar Oregon, Inc., an Oregon corporation, and Winmar of the Desert, Inc., a California corporation.

All subsidiaries are included in consolidated financial statements. In addition, Safeco Life Insurance Company files a separate financial statement, in connection with its issuance of registered products.

Item 25.  Indemnification

Under the Trust Instrument of the Registrant, the Registrant's trustees, officers, employees and agents are indemnified against certain liabilities, subject to specified conditions and limitations.

Under the indemnification provisions in the Registrant's Trust Instrument and subject to the limitations described in the paragraph below, every person who is, or has been, a trustee, officer, employee or agent of the Registrant shall be indemnified by the Registrant or the appropriate Series of the Registrant to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her being, or having been, a trustee, officer, employee or agent and against amounts paid or incurred by him or her in the settlement thereof. As used in this paragraph, "claim," "action," "suit" or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

No indemnification will be provided to a trustee, officer, employee or agent:
(i) who shall have been adjudicated by a court or body before which the proceeding was brought (a) to be liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, or (b) not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Registrant; or (ii) in the event of settlement, unless there has been a determination that such trustee, officer, employee or agent did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office; (a) by the court or other body approving the settlement, (b) by the vote of at least a majority of a quorum of those trustees who are neither interested persons, as that term is defined by the Investment Company Act of 1940, of the Registrant nor are the parties to the proceeding based upon a review of readily available facts (as opposed to a full trial type inquiry); or (c) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial type inquiry).

To the maximum extent permitted by applicable law, expenses incurred in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described above may be paid by the Registrant or applicable Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such trustee, officer, employee or agent that such amount will be paid over by him or her to the Registrant or the applicable Series if it is ultimately determined that he or she is not entitled to indemnification under the Trust Instrument; provided, however, that either (i) such trustee, officer, employee or agent shall have provided appropriate security for such undertaking, (ii) the Registrant is insured against such losses arising out of such advance payments or (iii) either a majority of the trustees who are neither interested persons, as that term is defined by the Investment Company Act of 1940, of the Registrant nor parties to the proceeding, or independent legal counsel in a written opinion, shall have determined, based on a review of readily available facts (as opposed to a full trial type inquiry), that there is reason to believe that such trustee, officer, employee or agent, will not be disqualified from indemnification under the Registrant's Trust Instrument.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers, employees and agents of the Registrant pursuant to such provisions of the Trust Instrument or statutes or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in said Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, employee or agent of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such a trustee, officer, employee or agent in connection with the shares of any series of the Registrant, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in said Act and will be governed by the final adjudication of such issue.

Under an agreement with its administrator and accounting agent ("Administration and Fund Accounting Agreement"), the agent agrees to indemnify and hold harmless the Registrant and its officers, trustees and employees, from all taxes, charges, expenses, assessments, claims and liabilities, including, without limitation, liabilities arising under the 1940 Act, the 1933 Act, as amended, the 1934 Act, as amended, the Commodities Act and any state or foreign securities, Blue Sky laws, and expenses, including, without limitation, reasonable attorneys' fees and disbursements, arising directly or indirectly from any action or omission of agent that does not meet the standard of care under the agreement.

Under an agreement with its investment advisor ("Amended and Restated Investment Advisory Agreement"), the Registrant agrees to pay such non-recurring expenses as may arise, including the costs of actions, suits, or proceedings to which the Registrant or any Series is a party and the expenses the Registrant or any Series may incur as a result of its legal obligation to provide indemnification to its trustees, officers, and agents.

Under an agreement with its distributor ("Distribution Agreement"), the Registrant has agreed to indemnify, defend and hold the distributor, the distributor's several directors, officers and employees, and any person who controls the distributor within the meaning of Section 15 of the 1933 Act, free and harmless from and against any and all claims, demands, liabilities and expenses (including the cost of investigating or defending such claims, demands or liabilities and any counsel fees incurred in connection therewith) which the distributor, its directors, officers or employees, or any such controlling person may incur, under the 1933 Act or under common law or otherwise, arising out of or based upon any alleged untrue statement of a material fact contained in the Registration Statement or arising out of or based upon any alleged omission to state a material fact required to be stated or necessary to make the Registration Statement not misleading.

In no event shall anything contained in the Distribution Agreement be construed so as to protect the distributor against any liability to the Registrant or its shareholders to which the distributor would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of its reckless disregard of its obligations and duties under the Distribution Agreement, and further provided that the Registrant shall not indemnify the distributor for conduct set forth in this paragraph.

Under an agreement with its transfer agent ("Transfer Agent Agreement"), the Registrant has agreed to indemnify and hold the transfer agent harmless against any losses, claims, damages, liabilities or expenses (including reasonable attorneys' fees and expenses) resulting from: (1) any claim, demand, action or suit brought by any person other than the Registrant, including by a shareholder, which names the transfer agent and/or the Registrant as a party, and is not based on and does not result from the transfer agent's willful misfeasance, bad faith or negligence or reckless disregard of duties, and arises out of or in connection with the transfer agent's performance under the Transfer Agent Agreement; or (2) any claim, demand, action or suit (except to the extent contributed to by the transfer agent's willful misfeasance, bad faith or negligence or reckless disregard of duties) which results from the negligence of the Registrant, or from the transfer agent acting upon any instruction(s) reasonably believed by it to have been executed or communicated by any person duly authorized by the Registrant, or as a result of the transfer agent acting in reliance upon advice reasonably believed by the transfer agent to have been given by counsel for the Registrant, or as a result of the transfer agent acting in reliance upon any instrument or stock certificate reasonably believed by it to have been genuine and signed, countersigned or executed by the proper person.

Item 26.  Business and Other Connections of Investment Advisor

The investment advisor to the Registrant, SAM, serves as an advisor to: (a) twenty-two series (portfolios) of six registered investment companies, including six series of an investment company that serve as an investment vehicle for variable insurance products and (b) a number of pension funds not affiliated with Safeco Corporation or its affiliates. The directors and officers of SAM serve in similar capacities with Safeco Corporation or its affiliates. The information set forth under "Investment Advisory and Other Services" in the Registrant's Statement of Additional Information is incorporated by reference.

Item 27.  Principal Underwriter

(a) Safeco Securities, Inc., the principal underwriter for each class of each series of the Registrant, also acts as the principal underwriter for each class of each series of the Safeco Common Stock Trust, Safeco Taxable Bond Trust, Safeco Money Market Trust, Safeco Managed Bond Trust and Safeco Resource Series Trust. In addition, Safeco Securities, Inc. is the principal underwriter for the sale of variable annuity contracts (Safeco Resource Variable Account B, Safeco Separate Account C and Safeco Deferred Variable Annuity Account) and variable universal life insurance policies (Safeco Separate Account SL) issued by Safeco Life Insurance Company, and variable annuity contracts (First Safeco Separate Account S) issued by First Safeco National Life Insurance Company of New York.

(b) The information set forth under "Investment Advisory and Other Services" in the Statement of Additional Information is incorporated by reference.

Item 28.  Location of Accounts and Records

State Street Bank and Trust Company, 1776 Heritage Drive, North Quincy, MA 02170, maintains physical possession of the accounts, books and documents of the Registrant relating to its activities as custodian of the Registrant. Safeco Asset Management Company, Two Union Square, 25/th/ Floor, Seattle, Washington 98101, maintains physical possession of all trades and certain other information relating to the Registrant. Safeco Asset Management Company maintains certain Registrant accounting and administrative records at 4854 - 154/th/ Place NE, Redmond, WA 98052. The Registrant's Principal Underwriter, Safeco Securities Inc., maintains physical possession of records relating to the distribution of shares at 4854 - 154/th/ Place NE, Redmond, WA 98052. The Registrant's Shareholder records and all other accounts, books or documents relating to the Registrant required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder, are maintained by Safeco Services Corporation at 4854 - 154/th/ Place NE, Redmond, WA 98052.

Item 29.  Management Services

Inapplicable.

Item 30.  Undertakings

Inapplicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Fund certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, in the City of Redmond and State of Washington on the 30th day of September, 2003.

                                        SAFECO TAX EXEMPT BOND TRUST

                                        By:  /s/ KEVIN A. ROWELL
                                             ---------------------
                                                 Kevin A. Rowell, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Name                     Title                                          Date
----                     -----                                          ----
/S/ KEVIN A. ROWELL      President and Principal Executive Officer      September 30, 2003
-------------------
Kevin A. Rowell

/s/ ROGER F. HARBIN      Chairman, Trustee and Sr. Vice President       September 30, 2003
-------------------
Roger F. Harbin

RONALD L. SPAULDING*     Vice President                                 September 30, 2003
--------------------
Ronald L. Spaulding

DAVID H. LONGHURST*      Vice President, Controller, Secretary and      September 30, 2003
--------------------
David H. Longhurst       Treasurer

BARBARA J. DINGFIELD*    Trustee                                        September 30, 2003
---------------------
Barbara J. Dingfield

RICHARD E. LUNDGREN*     Trustee                                        September 30, 2003
--------------------
Richard E. Lundgren

LARRY L. PINNT*
---------------
Larry L. Pinnt           Trustee                                        September 30, 2003

JOHN W. SCHNEIDER*
------------------
John W. Schneider        Trustee                                        September 30, 2003

SCOTT M. BOGGS*          Trustee                                        September 30, 2003
---------------
Scott M. Boggs

                           *By  /s/ ROGER F. HARBIN
                                -------------------
                                Roger F. Harbin, Attorney-in-Fact

                           *By  /s/ KEVIN A. ROWELL
                                -------------------
                                Kevin A. Rowell, Attorney-in-Fact

                                POWER OF ATTORNEY

SAFECO COMMON STOCK TRUST, SAFECO TAXABLE BOND TRUST, SAFECO TAX-EXEMPT BOND TRUST, SAFECO MANAGED BOND TRUST, SAFECO MONEY MARKET TRUST, and SAFECO RESOURCE SERIES TRUST, each a Delaware business trust (the "Trusts"), and their undersigned officer/trustee, hereby nominate, constitute and appoint Roger F. Harbin and Kevin A. Rowell (with full power to each of them to act alone) their/his/her true and lawful attorney-in-fact and agent, for them/him/her and on their/his/her behalf and in their/his/her name, place and stead in any and all capacities, to make, execute and sign any and all amendments to the Trusts' registration statements on Form N-1A under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, as well as any and all registration statements on Form N-14, and to file with the Securities and Exchange Commission and any other regulatory authority having jurisdiction over the offer and sale of shares of beneficial interest of the Trusts, any such amendment or registration statement and any and all supplements thereto or to any prospectus or statement of additional information forming a part of the registration statement, as well as any and all exhibits and other documents necessary or desirable to the amendment or supplement process, granting to such attorneys and each of them, full power and authority to do and perform each and every act requisite and necessary and/or appropriate as fully and with all intents and purposes as the Trusts themselves and the undersigned officer/trustee himself/herself might or could do.

IN WITNESS WHEREOF, SAFECO COMMON STOCK TRUST, SAFECO TAXABLE BOND TRUST, SAFECO TAX-EXEMPT BOND TRUST, SAFECO MANAGED BOND TRUST, SAFECO MONEY MARKET TRUST, and SAFECO RESOURCE SERIES TRUST, have caused this power of attorney to be executed in its name by its President and attested by its Secretary, and the undersigned officer/trustee has executed such power of attorney, on the 27th day of June, 2003.

                                       SAFECO COMMON STOCK TRUST
                                       SAFECO TAXABLE BOND TRUST
                                       SAFECO TAX-EXEMPT BOND TRUST
                                       SAFECO MANAGED BOND TRUST
                                       SAFECO MONEY MARKET TRUST
                                       SAFECO RESOURCE SERIES TRUST

                                       By: /s/ Kevin A. Rowell
                                           -------------------
                                               Kevin A. Rowell
                                               President

ATTEST:

/s/ David H. Longhurst
----------------------
David H. Longhurst
Secretary

                Name                                         Title
                ----                                         -----

                                                            President
    /s/ Kevin A. Rowell                            (Principal Executive Officer)
------------------------------------
          Kevin A. Rowell

                                POWER OF ATTORNEY

SAFECO COMMON STOCK TRUST, SAFECO TAXABLE BOND TRUST, SAFECO TAX-EXEMPT BOND TRUST, SAFECO MANAGED BOND TRUST, SAFECO MONEY MARKET TRUST, and SAFECO RESOURCE SERIES TRUST, each a Delaware business trust (the "Trusts"), and their undersigned officer/trustee, hereby nominate, constitute and appoint Roger F. Harbin and Kevin A. Rowell (with full power to each of them to act alone) their/his/her true and lawful attorney-in-fact and agent, for them/him/her and on their/his/her behalf and in their/his/her name, place and stead in any and all capacities, to make, execute and sign any and all amendments to the Trusts' registration statements on Form N-1A under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, as well as any and all registration statements on Form N-14, and to file with the Securities and Exchange Commission and any other regulatory authority having jurisdiction over the offer and sale of shares of beneficial interest of the Trusts, any such amendment or registration statement and any and all supplements thereto or to any prospectus or statement of additional information forming a part of the registration statement, as well as any and all exhibits and other documents necessary or desirable to the amendment or supplement process, granting to such attorneys and each of them, full power and authority to do and perform each and every act requisite and necessary and/or appropriate as fully and with all intents and purposes as the Trusts themselves and the undersigned officer/trustee himself/herself might or could do.

IN WITNESS WHEREOF, SAFECO COMMON STOCK TRUST, SAFECO TAXABLE BOND TRUST, SAFECO TAX-EXEMPT BOND TRUST, SAFECO MANAGED BOND TRUST, SAFECO MONEY MARKET TRUST, and SAFECO RESOURCE SERIES TRUST, have caused this power of attorney to be executed in its name by its President and attested by its Secretary, and the undersigned officer/trustee has executed such power of attorney, on the 27th day of June, 2003.

                                       SAFECO COMMON STOCK TRUST
                                       SAFECO TAXABLE BOND TRUST
                                       SAFECO TAX-EXEMPT BOND TRUST
                                       SAFECO MANAGED BOND TRUST
                                       SAFECO MONEY MARKET TRUST
                                       SAFECO RESOURCE SERIES TRUST

                                       By: /s/ Kevin A. Rowell
                                           -------------------
                                                Kevin A. Rowell
                                                President

ATTEST:

/s/ David H. Longhurst
----------------------
     David H. Longhurst
     Secretary

               Name                                       Title
               ----                                       -----

     /s/ Roger F. Harbin                Chairman, Trustee and Sr. Vice President
-------------------------------
          Roger F. Harbin

                                POWER OF ATTORNEY

SAFECO COMMON STOCK TRUST, SAFECO TAXABLE BOND TRUST, SAFECO TAX-EXEMPT BOND TRUST, SAFECO MANAGED BOND TRUST, SAFECO MONEY MARKET TRUST, and SAFECO RESOURCE SERIES TRUST, each a Delaware business trust (the "Trusts"), and their undersigned officer/trustee, hereby nominate, constitute and appoint Roger F. Harbin and Kevin A. Rowell (with full power to each of them to act alone) their/his/her true and lawful attorney-in-fact and agent, for them/him/her and on their/his/her behalf and in their/his/her name, place and stead in any and all capacities, to make, execute and sign any and all amendments to the Trusts' registration statements on Form N-1A under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, as well as any and all registration statements on Form N-14, and to file with the Securities and Exchange Commission and any other regulatory authority having jurisdiction over the offer and sale of shares of beneficial interest of the Trusts, any such amendment or registration statement and any and all supplements thereto or to any prospectus or statement of additional information forming a part of the registration statement, as well as any and all exhibits and other documents necessary or desirable to the amendment or supplement process, granting to such attorneys and each of them, full power and authority to do and perform each and every act requisite and necessary and/or appropriate as fully and with all intents and purposes as the Trusts themselves and the undersigned officer/trustee himself/herself might or could do.

IN WITNESS WHEREOF, SAFECO COMMON STOCK TRUST, SAFECO TAXABLE BOND TRUST, SAFECO TAX-EXEMPT BOND TRUST, SAFECO MANAGED BOND TRUST, SAFECO MONEY MARKET TRUST, and SAFECO RESOURCE SERIES TRUST, have caused this power of attorney to be executed in its name by its President and attested by its Secretary, and the undersigned officer/trustee has executed such power of attorney, on the 27th day of June, 2003.

                                          SAFECO COMMON STOCK TRUST
                                          SAFECO TAXABLE BOND TRUST
                                          SAFECO TAX-EXEMPT BOND TRUST
                                          SAFECO MANAGED BOND TRUST
                                          SAFECO MONEY MARKET TRUST
                                          SAFECO RESOURCE SERIES TRUST

                                          By: /s/ Kevin A. Rowell
                                              -------------------
                                                   Kevin A. Rowell
                                                   President

ATTEST:

/s/ David H. Longhurst
----------------------
     David H. Longhurst
     Secretary

                Name                                     Title
                ----                                     -----

     /s/ Ronald L. Spaulding                         Vice President
------------------------------------
         Ronald L. Spaulding

                                POWER OF ATTORNEY

SAFECO COMMON STOCK TRUST, SAFECO TAXABLE BOND TRUST, SAFECO TAX-EXEMPT BOND TRUST, SAFECO MANAGED BOND TRUST, SAFECO MONEY MARKET TRUST, and SAFECO RESOURCE SERIES TRUST, each a Delaware business trust (the "Trusts"), and their undersigned officer/trustee, hereby nominate, constitute and appoint Roger F. Harbin and Kevin A. Rowell (with full power to each of them to act alone) their/his/her true and lawful attorney-in-fact and agent, for them/him/her and on their/his/her behalf and in their/his/her name, place and stead in any and all capacities, to make, execute and sign any and all amendments to the Trusts' registration statements on Form N-1A under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, as well as any and all registration statements on Form N-14, and to file with the Securities and Exchange Commission and any other regulatory authority having jurisdiction over the offer and sale of shares of beneficial interest of the Trusts, any such amendment or registration statement and any and all supplements thereto or to any prospectus or statement of additional information forming a part of the registration statement, as well as any and all exhibits and other documents necessary or desirable to the amendment or supplement process, granting to such attorneys and each of them, full power and authority to do and perform each and every act requisite and necessary and/or appropriate as fully and with all intents and purposes as the Trusts themselves and the undersigned officer/trustee himself/herself might or could do.

IN WITNESS WHEREOF, SAFECO COMMON STOCK TRUST, SAFECO TAXABLE BOND TRUST, SAFECO TAX-EXEMPT BOND TRUST, SAFECO MANAGED BOND TRUST, SAFECO MONEY MARKET TRUST, and SAFECO RESOURCE SERIES TRUST, have caused this power of attorney to be executed in its name by its President and attested by its Assistant Secretary, and the undersigned officer/trustee has executed such power of attorney, on the 27th day of June, 2003.

                                            SAFECO COMMON STOCK TRUST
                                            SAFECO TAXABLE BOND TRUST
                                            SAFECO TAX-EXEMPT BOND TRUST
                                            SAFECO MANAGED BOND TRUST
                                            SAFECO MONEY MARKET TRUST
                                            SAFECO RESOURCE SERIES TRUST

                                            By: /s/ Kevin A. Rowell
                                                -------------------
                                                     Kevin A. Rowell
                                                     President

ATTEST:

/s/ Stephen D. Collier
----------------------
     Stephen D. Collier
     Assistant Secretary


               Name                                           Title
               ----                                           -----

                                                          Vice President
                                                            Controller
     /s/ David H. Longhurst                                 Secretary
 -----------------------------------                        Treasurer
         David H. Longhurst                       (Principal Financial Officer)

                                POWER OF ATTORNEY

SAFECO COMMON STOCK TRUST, SAFECO TAXABLE BOND TRUST, SAFECO TAX-EXEMPT BOND TRUST, SAFECO MANAGED BOND TRUST, SAFECO MONEY MARKET TRUST, and SAFECO RESOURCE SERIES TRUST, each a Delaware business trust (the "Trusts"), and their undersigned officer/trustee, hereby nominate, constitute and appoint Roger F. Harbin and Kevin A. Rowell (with full power to each of them to act alone) their/his/her true and lawful attorney-in-fact and agent, for them/him/her and on their/his/her behalf and in their/his/her name, place and stead in any and all capacities, to make, execute and sign any and all amendments to the Trusts' registration statements on Form N-1A under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, as well as any and all registration statements on Form N-14, and to file with the Securities and Exchange Commission and any other regulatory authority having jurisdiction over the offer and sale of shares of beneficial interest of the Trusts, any such amendment or registration statement and any and all supplements thereto or to any prospectus or statement of additional information forming a part of the registration statement, as well as any and all exhibits and other documents necessary or desirable to the amendment or supplement process, granting to such attorneys and each of them, full power and authority to do and perform each and every act requisite and necessary and/or appropriate as fully and with all intents and purposes as the Trusts themselves and the undersigned officer/trustee himself/herself might or could do.

IN WITNESS WHEREOF, SAFECO COMMON STOCK TRUST, SAFECO TAXABLE BOND TRUST, SAFECO TAX-EXEMPT BOND TRUST, SAFECO MANAGED BOND TRUST, SAFECO MONEY MARKET TRUST, and SAFECO RESOURCE SERIES TRUST, have caused this power of attorney to be executed in its name by its President and attested by its Secretary, and the undersigned officer/trustee has executed such power of attorney, on the 27th day of June, 2003.

                                         SAFECO COMMON STOCK TRUST
                                         SAFECO TAXABLE BOND TRUST
                                         SAFECO TAX-EXEMPT BOND TRUST
                                         SAFECO MANAGED BOND TRUST
                                         SAFECO MONEY MARKET TRUST
                                         SAFECO RESOURCE SERIES TRUST

                                         By: /s/ Kevin A. Rowell
                                             -------------------
                                                  Kevin A. Rowell
                                                  President

ATTEST:

/s/ David H. Longhurst
----------------------
     David H. Longhurst
     Secretary

             Name                                          Title
             ----                                          -----

     /s/ Scott M. Boggs                                   Trustee
------------------------------------
         Scott M. Boggs

                                POWER OF ATTORNEY

SAFECO COMMON STOCK TRUST, SAFECO TAXABLE BOND TRUST, SAFECO TAX-EXEMPT BOND TRUST, SAFECO MANAGED BOND TRUST, SAFECO MONEY MARKET TRUST, and SAFECO RESOURCE SERIES TRUST, each a Delaware business trust (the "Trusts"), and their undersigned officer/trustee, hereby nominate, constitute and appoint Roger F. Harbin and Kevin A. Rowell (with full power to each of them to act alone) their/his/her true and lawful attorney-in-fact and agent, for them/him/her and on their/his/her behalf and in their/his/her name, place and stead in any and all capacities, to make, execute and sign any and all amendments to the Trusts' registration statements on Form N-1A under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, as well as any and all registration statements on Form N-14, and to file with the Securities and Exchange Commission and any other regulatory authority having jurisdiction over the offer and sale of shares of beneficial interest of the Trusts, any such amendment or registration statement and any and all supplements thereto or to any prospectus or statement of additional information forming a part of the registration statement, as well as any and all exhibits and other documents necessary or desirable to the amendment or supplement process, granting to such attorneys and each of them, full power and authority to do and perform each and every act requisite and necessary and/or appropriate as fully and with all intents and purposes as the Trusts themselves and the undersigned officer/trustee himself/herself might or could do.

IN WITNESS WHEREOF, SAFECO COMMON STOCK TRUST, SAFECO TAXABLE BOND TRUST, SAFECO TAX-EXEMPT BOND TRUST, SAFECO MANAGED BOND TRUST, SAFECO MONEY MARKET TRUST, and SAFECO RESOURCE SERIES TRUST, have caused this power of attorney to be executed in its name by its President and attested by its Secretary, and the undersigned officer/trustee has executed such power of attorney, on the 27th day of June, 2003.

                                       SAFECO COMMON STOCK TRUST
                                       SAFECO TAXABLE BOND TRUST
                                       SAFECO TAX-EXEMPT BOND TRUST
                                       SAFECO MANAGED BOND TRUST
                                       SAFECO MONEY MARKET TRUST
                                       SAFECO RESOURCE SERIES TRUST

                                       By: /s/ Kevin A. Rowell
                                           -------------------
                                                Kevin A. Rowell
                                                President

ATTEST:

/s/ David H. Longhurst
----------------------
     David H. Longhurst
     Secretary

                 Name                                    Title
                 ----                                    -----

      /s/ Barbara J. Dingfield                          Trustee
------------------------------------
          Barbara J. Dingfield

                                POWER OF ATTORNEY

SAFECO COMMON STOCK TRUST, SAFECO TAXABLE BOND TRUST, SAFECO TAX-EXEMPT BOND TRUST, SAFECO MANAGED BOND TRUST, SAFECO MONEY MARKET TRUST, and SAFECO RESOURCE SERIES TRUST, each a Delaware business trust (the "Trusts"), and their undersigned officer/trustee, hereby nominate, constitute and appoint Roger F. Harbin and Kevin A. Rowell (with full power to each of them to act alone) their/his/her true and lawful attorney-in-fact and agent, for them/him/her and on their/his/her behalf and in their/his/her name, place and stead in any and all capacities, to make, execute and sign any and all amendments to the Trusts' registration statements on Form N-1A under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, as well as any and all registration statements on Form N-14, and to file with the Securities and Exchange Commission and any other regulatory authority having jurisdiction over the offer and sale of shares of beneficial interest of the Trusts, any such amendment or registration statement and any and all supplements thereto or to any prospectus or statement of additional information forming a part of the registration statement, as well as any and all exhibits and other documents necessary or desirable to the amendment or supplement process, granting to such attorneys and each of them, full power and authority to do and perform each and every act requisite and necessary and/or appropriate as fully and with all intents and purposes as the Trusts themselves and the undersigned officer/trustee himself/herself might or could do.

IN WITNESS WHEREOF, SAFECO COMMON STOCK TRUST, SAFECO TAXABLE BOND TRUST, SAFECO TAX-EXEMPT BOND TRUST, SAFECO MANAGED BOND TRUST, SAFECO MONEY MARKET TRUST, and SAFECO RESOURCE SERIES TRUST, have caused this power of attorney to be executed in its name by its President and attested by its Secretary, and the undersigned officer/trustee has executed such power of attorney, on the 27th day of June, 2003.

                                         SAFECO COMMON STOCK TRUST
                                         SAFECO TAXABLE BOND TRUST
                                         SAFECO TAX-EXEMPT BOND TRUST
                                         SAFECO MANAGED BOND TRUST
                                         SAFECO MONEY MARKET TRUST
                                         SAFECO RESOURCE SERIES TRUST

                                         By: /s/ Kevin A. Rowell
                                             -------------------
                                                  Kevin A. Rowell
                                                  President

ATTEST:

/s/ David H. Longhurst
----------------------
     David H. Longhurst
     Secretary

               Name                                     Title
               ----                                     -----

     /s/ Richard E. Lundgren                           Trustee
------------------------------------
         Richard E. Lundgren

                                POWER OF ATTORNEY

SAFECO COMMON STOCK TRUST, SAFECO TAXABLE BOND TRUST, SAFECO TAX-EXEMPT BOND TRUST, SAFECO MANAGED BOND TRUST, SAFECO MONEY MARKET TRUST, and SAFECO RESOURCE SERIES TRUST, each a Delaware business trust (the "Trusts"), and their undersigned officer/trustee, hereby nominate, constitute and appoint Roger F. Harbin and Kevin A. Rowell (with full power to each of them to act alone) their/his/her true and lawful attorney-in-fact and agent, for them/him/her and on their/his/her behalf and in their/his/her name, place and stead in any and all capacities, to make, execute and sign any and all amendments to the Trusts' registration statements on Form N-1A under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, as well as any and all registration statements on Form N-14, and to file with the Securities and Exchange Commission and any other regulatory authority having jurisdiction over the offer and sale of shares of beneficial interest of the Trusts, any such amendment or registration statement and any and all supplements thereto or to any prospectus or statement of additional information forming a part of the registration statement, as well as any and all exhibits and other documents necessary or desirable to the amendment or supplement process, granting to such attorneys and each of them, full power and authority to do and perform each and every act requisite and necessary and/or appropriate as fully and with all intents and purposes as the Trusts themselves and the undersigned officer/trustee himself/herself might or could do.

IN WITNESS WHEREOF, SAFECO COMMON STOCK TRUST, SAFECO TAXABLE BOND TRUST, SAFECO TAX-EXEMPT BOND TRUST, SAFECO MANAGED BOND TRUST, SAFECO MONEY MARKET TRUST, and SAFECO RESOURCE SERIES TRUST, have caused this power of attorney to be executed in its name by its President and attested by its Secretary, and the undersigned officer/trustee has executed such power of attorney, on the 27th day of June, 2003.

                                          SAFECO COMMON STOCK TRUST
                                          SAFECO TAXABLE BOND TRUST
                                          SAFECO TAX-EXEMPT BOND TRUST
                                          SAFECO MANAGED BOND TRUST
                                          SAFECO MONEY MARKET TRUST
                                          SAFECO RESOURCE SERIES TRUST

                                          By: /s/ Kevin A. Rowell
                                              -------------------
                                                   Kevin A. Rowell
                                                   President

ATTEST:

/s/ David H. Longhurst
----------------------
     David H. Longhurst
     Secretary

             Name                                     Title
             ----                                     -----

    /s/ Larry L. Pinnt                               Trustee
-----------------------------------
        Larry L. Pinnt

                                POWER OF ATTORNEY

SAFECO COMMON STOCK TRUST, SAFECO TAXABLE BOND TRUST, SAFECO TAX-EXEMPT BOND TRUST, SAFECO MANAGED BOND TRUST, SAFECO MONEY MARKET TRUST, and SAFECO RESOURCE SERIES TRUST, each a Delaware business trust (the "Trusts"), and their undersigned officer/trustee, hereby nominate, constitute and appoint Roger F. Harbin and Kevin A. Rowell (with full power to each of them to act alone) their/his/her true and lawful attorney-in-fact and agent, for them/him/her and on their/his/her behalf and in their/his/her name, place and stead in any and all capacities, to make, execute and sign any and all amendments to the Trusts' registration statements on Form N-1A under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, as well as any and all registration statements on Form N-14, and to file with the Securities and Exchange Commission and any other regulatory authority having jurisdiction over the offer and sale of shares of beneficial interest of the Trusts, any such amendment or registration statement and any and all supplements thereto or to any prospectus or statement of additional information forming a part of the registration statement, as well as any and all exhibits and other documents necessary or desirable to the amendment or supplement process, granting to such attorneys and each of them, full power and authority to do and perform each and every act requisite and necessary and/or appropriate as fully and with all intents and purposes as the Trusts themselves and the undersigned officer/trustee himself/herself might or could do.

IN WITNESS WHEREOF, SAFECO COMMON STOCK TRUST, SAFECO TAXABLE BOND TRUST, SAFECO TAX-EXEMPT BOND TRUST, SAFECO MANAGED BOND TRUST, SAFECO MONEY MARKET TRUST, and SAFECO RESOURCE SERIES TRUST, have caused this power of attorney to be executed in its name by its President and attested by its Secretary, and the undersigned officer/trustee has executed such power of attorney, on the 27th day of June, 2003.

                                       SAFECO COMMON STOCK TRUST
                                       SAFECO TAXABLE BOND TRUST
                                       SAFECO TAX-EXEMPT BOND TRUST
                                       SAFECO MANAGED BOND TRUST
                                       SAFECO MONEY MARKET TRUST
                                       SAFECO RESOURCE SERIES TRUST

                                       By: /s/ Kevin A. Rowell
                                           -------------------
                                                Kevin A. Rowell
                                                President

ATTEST:

/s/ David H. Longhurst
----------------------
     David H. Longhurst
     Secretary

                Name                                       Title
                ----                                       -----

     /s/ John W. Schneider                                Trustee
-------------------------------------
         John W. Schneider